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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas	77046
(Address of principal executive offices)	(Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/16

Item 1. Report to Stockholders.

Annual Report to Shareholders	August 31, 2016

Cash Management Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

    (Renamed Treasury Obligations Portfolio effective November 4, 2016)

Tax-Free Cash Reserve Portfolio

2 Letters to Shareholders

4 Fund Data

5 Fund Objectives and Strategies

6 Fund Composition by Maturity

8 Schedules of Investments

32 Financial Statements

37 Notes to Financial Statements

50 Financial Highlights

52 Auditor’s Report

53 Fund Expenses

54 Approval of Investment Advisory and Sub-Advisory Contracts

58 Tax Information

T-1 Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2016. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued, but at a slightly slower pace than the prior fiscal year. The US economy continued to add jobs, bringing the unemployment rate below 5% while inflation remained subdued.[1] Against this backdrop, the Fed raised the federal funds target rate from a range of zero to 0.25% to a range of 0.25% to 0.50% in December 2015.[2] The quarter-

point increase was the first increase in almost a decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slow global growth and the potential impact of Brexit – the decision by UK voters to leave the European Union. These risks, coupled with continued low US inflation, limited the Fed to just the one quarter-point hike over the reporting period.

Short-term yields increased primarily due to the Fed’s increase in the fed funds rate. For example, the 12-month US Treasury bill yielded 0.57% on August 31, 2016, up 22 basis points from a year earlier.[3] (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 51 basis points to 0.84% over the reporting period.[3] However, much of that increase occurred late in the reporting period as money market investors shifted assets from prime money market funds to government money market funds; this resulted in declining demand for Libor-based assets such as certificates of deposit and commercial paper. Looking forward, expectations are that the Fed will raise the federal funds target rate, but at a slower and more methodical pace than the markets thought last year at this time.

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in July of 2014, which were fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. Invesco has been thoughtfully evaluating the impact of money market reform and the impact this reform will have on our investors and our product line. Throughout this process, we have been listening to your questions and working through the concerns that you have articulated to ensure our products continue to meet your needs. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund Data

Cash Management Class data as of 8/31/16
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	10 - 42 days	11 days	17 days	$250.6 million
STIC Prime	7 - 19 days	8 days	8 days	167.9 million
Treasury	29 - 54 days	48 days	97 days	403.4 million
Government & Agency	24 - 54 days	49 days	105 days	150.1 million
Government TaxAdvantage	17 - 58 days	37 days	65 days	31.4 million
Tax-Free Cash Reserve	14 - 38 days	14 days	22 days	30.7 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Effective on or about October 12, 2016, changes were made to the redemption, shareholder eligibility and pricing procedures for certain of Invesco’s Money Market Funds (“Funds”), in compliance with new regulatory requirements that took effect on October 14, 2016. Pursuant to these requirements, some of the Funds will transact at a floating net asset value and/or be subject to liquidity fees and redemption gates under certain circumstances. Please see the Funds’ current prospectuses, which can be found at invesco.com/prospectus, for descriptions of the current redemption, shareholder eligibility and pricing procedures.

4                         Short-Term Investments Trust

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash and government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

5                         Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/16
	Liquid Assets Portfolio 1-9, 11-13	STIC Prime Portfolio 1-9, 11-13	Treasury Portfolio 2, 4-7, 10-11, 13	Government & Agency Portfolio 2, 4-7, 10-11, 13	Government TaxAdvantage Portfolio 2, 4-7, 11, 13	Tax-Free Cash Reserve Portfolio 1-8, 11-13
1 - 7	64.5%	69.4%	50.4%	37.9%	29.8%	92.6%
8 - 30	12.0	21.4	5.3	14.9	26.7	0.8
31 - 60	10.9	9.2	1.6	5.2	10.9	0.1
61 - 90	11.8	0.0	8.4	6.8	11.0	0.0
91 - 180	0.8	0.0	18.6	18.4	17.5	1.1
181+	0.0	0.0	15.7	16.8	4.1	5.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Liquidity risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
5	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
6	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

6                         Short-Term Investments Trust

7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
8	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatment that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
9	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
10	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
11	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
12	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
13	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

7                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–48.00%
Abbey National Treasury Services PLC	0.42%	09/06/2016	$100,000	$100,000,000
Abbey National Treasury Services PLC	0.43%	09/02/2016	175,000	175,000,000
Australia & New Zealand Banking Group, Ltd.(a)	0.31%	09/01/2016	368,000	368,000,000
Bank of Montreal(a)(b)	0.84%	09/07/2016	100,000	100,000,000
Bank of Montreal(a)(b)	0.84%	11/10/2016	200,000	200,000,000
Bank of Nova Scotia(a)(b)	0.93%	09/30/2016	120,100	120,100,000
Bank of Nova Scotia(a)(b)	0.98%	09/09/2016	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)	0.41%	09/06/2016	100,000	100,000,000
BNP Paribas S.A.(a)	0.30%	09/01/2016	200,000	200,000,000
Canadian Imperial Bank of Commerce(a)	0.30%	09/01/2016	290,000	290,000,000
Canadian Imperial Bank of Commerce(a)	0.90%	09/20/2016	75,000	75,000,000
Canadian Imperial Bank of Commerce(a)	0.93%	11/21/2016	90,000	90,000,000
Citibank, N.A.	0.53%	09/02/2016	45,000	45,000,000
Credit Industriel et Commercial(a)	0.38%	09/07/2016	70,000	70,000,000
Dexia Credit Local S.A.(a)(b)	0.86%	09/13/2016	100,000	100,000,000
Dexia Credit Local S.A.(a)	0.87%	11/14/2016	90,000	90,000,000
DNB Bank ASA(a)	0.30%	09/01/2016	478,478	478,477,949
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	0.75%	09/06/2016	50,000	50,000,827
HSBC Bank PLC(a)(b)(c)	0.97%	11/17/2016	107,000	107,000,000
KBC Bank N.V.(a)	0.41%	09/07/2016	100,000	100,000,000
KBC Bank N.V.(a)	0.42%	09/01/2016	100,000	100,000,000
Royal Bank of Canada(a)(b)	0.81%	10/03/2016	300,000	300,000,000
Skandinaviska Enskilda Banken AB(a)	0.30%	09/01/2016	580,000	580,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.42%	09/06/2016	100,000	100,000,000
Svenska Handelsbanken AB(a)	0.30%	09/01/2016	500,000	500,000,000
Svenska Handelsbanken AB(a)(b)	0.84%	09/19/2016	100,000	100,000,000
Swedbank AB(a)	0.30%	09/01/2016	350,000	350,000,000
Swedbank AB(a)	0.39%	09/06/2016	145,000	145,000,000
Swedbank AB(a)	0.39%	09/07/2016	80,000	80,000,000
Toronto-Dominion Bank (The)(a)(b)	0.87%	11/07/2016	77,000	77,000,000
UBS AG(a)(b)	0.93%	12/13/2016	95,000	95,000,000
Total Certificates of Deposit (Cost $5,385,578,776)				5,385,578,776

Commercial Paper–24.47%(d)
Asset-Backed Securities — Consumer Receivables–0.80%
Old Line Funding, LLC(c)	0.74%	09/16/2016	90,000	89,972,250

Asset-Backed Securities — Fully Supported–2.72%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(a)(c)	0.55%	10/03/2016	25,000	24,985,556
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(a)(c)	0.65%	09/06/2016	50,000	49,996,180
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	0.66%	09/12/2016	50,000	49,989,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)	0.69%	10/12/2016	115,000	115,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)	0.84%	10/12/2016	64,750	64,750,000
				304,721,653

Asset-Backed Securities — Fully Supported Bank–6.65%
Alpine Securitization Ltd. (CEP–Credit Suisse AG)(a)(c)	0.55%	09/08/2016	65,000	64,993,049
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.43%	09/06/2016	100,000	99,994,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Anglesea Funding LLC (Multi–CEP’s)(a)(b)(c)	0.76%	10/03/2016	$135,000	$135,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(a)	0.58%	09/02/2016	34,300	34,299,447
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.87%	09/12/2016	75,000	74,980,062
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.88%	11/10/2016	60,000	59,897,333
Halkin Finance LLC (Multi–CEP’s)(a)(c)	0.60%	09/06/2016	50,000	49,995,833
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.66%	09/01/2016	30,000	30,000,000
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.67%	09/01/2016	26,600	26,600,000
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.86%	11/16/2016	50,000	49,909,222
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.61%	09/08/2016	25,000	24,997,035
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.54%	09/08/2016	35,000	34,996,325
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.58%	09/12/2016	50,000	49,991,139
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.60%	09/09/2016	10,000	9,998,667
				745,652,140

Asset-Backed Securities — Multi-Purpose–0.89%
Versailles Commercial Paper LLC(b)(c)	0.66%	10/14/2016	100,000	100,000,000

Diversified Banks–11.67%
BNP Paribas S.A.(a)	0.41%	09/06/2016	100,000	99,994,306
BNP Paribas S.A.(a)	0.41%	09/07/2016	130,000	129,991,117
Dexia Credit Local S.A.(a)	0.65%	09/12/2016	102,450	102,429,652
DNB Bank ASA(a)(c)	0.88%	09/12/2016	75,000	74,979,833
ING (US) Funding LLC(a)	0.70%	09/08/2016	37,325	37,319,920
ING (US) Funding LLC(a)	0.70%	09/09/2016	125,000	124,980,556
Mizuho Bank, Ltd.(a)(c)	0.41%	09/06/2016	100,000	99,994,306
Societe Generale S.A.(a)	0.29%	09/01/2016	500,000	500,000,000
Sumitomo Mitsui Banking Corp.(a)(c)	0.67%	09/01/2016	140,000	140,000,000
				1,309,689,690

Other Diversified Financial Services–0.76%
Nationwide Building Society(a)(c)	0.73%	09/15/2016	85,000	84,975,869

Regional Banks–0.76%
HSBC Bank PLC(a)(b)	0.90%	09/06/2016	85,000	85,000,000

Specialized Finance–0.22%
CDP Financial Inc.(a)(c)	0.55%	09/08/2016	25,000	24,997,326
Total Commercial Paper (Cost $2,745,008,928)				2,745,008,928

Medium-Term Notes–5.43%
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes(b)	0.76%	10/19/2016	235,000	235,000,000
Unsec. Medium-Term Floating Rate Notes(b)	0.82%	10/29/2016	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(a)(b)(c)	0.91%	11/04/2016	150,000	150,000,000
Total Medium-Term Notes (Cost $610,000,000)				610,000,000

Variable Rate Demand Notes–5.07%(e)
Credit Enhanced–4.99%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.51%	06/01/2029	2,535	2,535,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.62%	12/01/2028	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Blair (County of), Pennsylvania Industrial Development Authority (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	10/01/2028	$39,900	$39,900,000
California (State of) Statewide Communities Development Authority (Birchcrest Apartments); Series 2001 S, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.76%	08/01/2032	1,500	1,500,000
California (State of); Series 2003 C-4, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.56%	05/01/2033	11,140	11,140,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.49%	07/01/2038	4,685	4,685,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.56%	09/01/2033	18,684	18,684,000
District of Columbia (Pew Charitable Trusts (The)); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	04/01/2038	70,000	70,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.57%	03/01/2030	3,272	3,272,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	06/01/2037	5,318	5,318,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(f)	0.65%	08/01/2027	1,000	1,000,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.63%	12/01/2028	8,500	8,500,000
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	02/01/2040	19,500	19,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(f)	0.59%	02/01/2042	10,800	10,800,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage Network); Series 2006, VRD RB (LOC–US Bank, N.A.)(f)	0.59%	05/01/2036	2,330	2,330,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–US Bank, N.A.)(f)	0.59%	10/01/2033	3,901	3,901,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	09/01/2048	20,435	20,435,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 & 240); Series 1993, VRD Special Assessment RB (LOC–U.S.Bank, N.A.)(f)	0.50%	04/01/2033	7,000	7,000,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(c)(f)	0.59%	04/01/2047	43,600	43,600,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	0.56%	05/01/2037	19,980	19,980,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.58%	10/01/2042	1,500	1,500,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.57%	07/01/2038	9,000	9,000,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.60%	07/15/2036	3,965	3,965,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(f)	0.58%	11/01/2044	30,000	30,000,000
New York (State of) Housing Finance Agency (625 West 57th Street Housing); Series 2015 A-1, VRD RB (LOC–Bank of New York Mellon (The))(f)	0.57%	05/01/2049	69,050	69,050,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.57%	11/01/2041	9,500	9,500,000
New York City Housing Development Corp. (Crest (The)); Series 2005 A, VRD MFH RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(f)	0.65%	12/01/2036	16,730	16,730,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.58%	08/01/2034	10,433	10,433,000
Philadelphia School District; Series 2016 C, Ref. VRD Limited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.58%	09/01/2030	32,259	32,259,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.56%	07/01/2040	1,970	1,970,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	04/01/2026	$1,193	$1,193,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	07/01/2037	29,872	29,872,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.60%	06/15/2031	1,945	1,945,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.66%	06/01/2041	6,990	6,990,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.58%	11/15/2043	14,950	14,950,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.66%	09/15/2036	4,375	4,375,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.59%	07/01/2027	5,884	5,884,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	08/15/2034	14,500	14,500,000
				560,196,000

Other Variable Rate Demand Notes–0.08%
Federal Home Loan Mortgage Corp.; Series M028, Class A, VRD MFH Ctfs.	0.65%	09/15/2024	8,425	8,425,000
Total Variable Rate Demand Notes (Cost $568,621,000)				568,621,000

U.S. Treasury Bills–1.96%(d)
U.S. Treasury Bills (Cost $219,771,444)	0.45%	11/25/2016	220,000	219,771,444
TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.93% (Cost $9,528,980,148)				9,528,980,148

			Repurchase Amount
Repurchase Agreements–15.45%(g)
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $600,006,167 (collateralized by a U.S. Treasury obligation valued at $611,526,891; 0.13%, 04/15/2020)	0.37%	09/01/2016	600,006,167	600,000,000
Citigroup Global Markets Inc., term agreement dated 04/11/2016, maturing value of $60,000,000 (collateralized by domestic and foreign non-agency asset-backed securities valued at $66,000,001; 0%-5.06%, 09/25/2034-12/26/2050)(b)	1.00%	12/02/2016	60,000,000	60,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2016, maturing value of $100,011,667 (collateralized by domestic and foreign agency mortgage-backed securities valued at $110,000,935; 0%-9.86%, 11/26/2035-02/25/2056)(a)(h)	0.60%	09/07/2016	100,011,667	100,000,000
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $10,000,147 (collateralized by a domestic corporate obligation valued at $10,500,782; 2.70%, 05/13/2022)(a)	0.53%	09/01/2016	10,000,147	10,000,000
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $10,002,256 (collateralized by domestic corporate obligations valued at $10,502,355; 2.40%-3.75%, 08/08/2026-02/12/2045)(a)	0.58%	09/07/2016	10,002,256	10,000,000
ING Financial Markets, LLC, term agreement dated 08/29/2016, maturing value of $30,003,467 (collateralized by domestic and foreign corporate obligations valued at $31,502,179; 2.00%-5.88%, 10/19/2016-02/23/2046)(a)	0.52%	09/06/2016	30,003,467	30,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	375,826,634	375,823,293
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/31/2016, maturing value of $250,230,903 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securities and a foreign corporate obligation valued at $267,421,524; 0%-16.76%, 07/28/2020-08/25/2055)(b)	0.95%	10/05/2016	250,230,903	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., term agreement dated 08/01/2016, maturing value of $98,113,190 (collateralized by domestic agency mortgage-backed securities valued at $99,960,000; 0%-6.18%, 12/25/2033-07/25/2046)(a)(h)	0.66%	10/03/2016	$98,113,190	$98,000,000
Societe Generale, agreement dated 08/31/2016, maturing value of $100,000,011 (collateralized by a U.S. Treasury obligation valued at $102,033,328; 0.14%, 05/31/2021)	0.38%	09/01/2016	100,000,011	99,998,955
Wells Fargo Securities, LLC, agreement dated 08/31/2016, maturing value of $100,001,111 (collateralized by domestic corporate obligations valued at $105,000,000; 0%, 09/01/2016-09/07/2016)	0.40%	09/01/2016	100,001,111	100,000,000
Total Repurchase Agreements (Cost $1,733,822,248)				1,733,822,248
TOTAL INVESTMENTS(i)(j)–100.38% (Cost $11,262,802,396)				11,262,802,396
OTHER ASSETS LESS LIABILITIES–(0.38)%				(42,872,718)
NET ASSETS–100.00%				$11,219,929,678

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 15.6%; Canada: 13.6%; France: 11.9%; Japan: 5.2%; other countries less than 5% each: 24.8%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $1,706,229,013, which represented 15.21% of the Fund’s Net Assets.
(d)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
BNP Paribas S.A.	5.4%
Svenska Handelsbanken AB	5.3
Skandinaviska Enskilda Banken AB	5.2
Swedbank AB	5.1
Societe Generale S.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–38.84%
Abbey National Treasury Services PLC	0.43%	09/02/2016	$25,000	$25,000,000
Australia & New Zealand Banking Group, Ltd.(a)	0.31%	09/01/2016	100,000	100,000,000
BNP Paribas S.A.(a)	0.30%	09/01/2016	75,000	75,000,000
Canadian Imperial Bank of Commerce(a)	0.30%	09/01/2016	75,000	75,000,000
Citibank, N.A.	0.53%	09/02/2016	30,000	30,000,000
DNB Bank ASA(a)	0.30%	09/01/2016	60,000	60,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	0.55%	09/12/2016	50,000	50,000,000
Lloyds Bank PLC(a)	0.30%	09/01/2016	50,000	50,000,000
Skandinaviska Enskilda Banken AB(a)	0.30%	09/01/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.58%	09/01/2016	40,000	40,000,000
Svenska Handelsbanken AB(a)	0.30%	09/01/2016	50,000	50,000,000
Svenska Handelsbanken AB(a)	0.53%	09/16/2016	50,000	50,000,104
Swedbank AB(a)	0.30%	09/01/2016	100,000	100,000,000
Total Certificates of Deposit (Cost $805,000,104)				805,000,104

Commercial Paper–31.96%(b)
Asset-Backed Securities — Fully Supported–2.17%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.56%	09/09/2016	20,000	19,997,511
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	0.58%	09/06/2016	25,000	24,997,986
				44,995,497

Asset-Backed Securities — Fully Supported Bank–16.45%
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.61%	09/06/2016	25,000	24,997,882
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.59%	09/02/2016	15,000	14,999,754
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.76%	10/05/2016	30,000	29,978,467
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.60%	09/07/2016	10,000	9,999,000
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(a)	0.70%	10/03/2016	30,000	29,981,333
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(a)	0.58%	09/02/2016	15,000	14,999,758
Cedar Springs Capital Co. LLC (CEP–UBS AG)(a)(c)	0.57%	09/15/2016	50,000	49,988,917
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.67%	09/02/2016	45,000	44,999,162
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.61%	10/07/2016	20,000	19,987,800
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.61%	09/08/2016	15,000	14,998,221
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.60%	09/09/2016	66,000	65,991,200
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.58%	09/12/2016	20,000	19,996,456
				340,917,950

Asset-Backed Securities — Multi–Purpose–2.41%
Nieuw Amsterdam Receivables Corp.(a)(c)	0.63%	10/07/2016	50,000	49,968,500

Diversified Banks–8.30%
Bank of Nova Scotia(a)(c)	0.60%	09/19/2016	40,000	39,988,000
BNP Paribas S.A.(a)	0.51%	09/02/2016	25,000	24,999,646
DNB Bank ASA(a)(c)	0.54%	10/03/2016	40,000	39,980,800
NRW Bank(a)(c)	0.55%	09/19/2016	30,000	29,991,750
NRW Bank(a)(c)	0.61%	09/26/2016	37,000	36,984,326
				171,944,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–2.63%
CDP Financial Inc.(a)(c)	0.48%	09/08/2016	$46,000	$45,995,707
CDP Financial Inc.(a)(c)	0.55%	09/08/2016	8,000	8,499,091
				54,494,798
Total Commercial Paper (Cost $662,321,267)				662,321,267

Variable Rate Demand Notes–12.48%(d)
Credit Enhanced–12.48%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.51%	06/01/2029	1,935	1,935,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.78%	09/01/2019	2,373	2,373,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.62%	12/01/2028	5,510	5,510,000
Blair (County of), Pennsylvania Industrial Development Authority (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	10/01/2028	15,000	15,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	06/01/2037	6,000	6,000,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, MFH VRD RB (LOC–Citibank, N.A.)(e)	0.63%	10/01/2039	10,380	10,380,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.56%	09/01/2033	4,190	4,190,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.67%	04/01/2024	164	164,000
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.64%	06/15/2025	3,975	3,975,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.60%	05/01/2036	7,140	7,140,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.58%	11/01/2030	1,104	1,104,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(e)	0.57%	11/01/2024	4,715	4,715,000
Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.59%	06/01/2048	3,822	3,822,000
Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.57%	02/15/2042	4,829	4,829,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	01/01/2038	2,665	2,665,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.59%	05/01/2036	305	305,000
Illinois (State of) Finance Authority (Waste Management, Inc.); Series 2003, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.65%	09/01/2027	5,000	5,000,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 and 240); Series 1993, VRD Special Assessment RB (LOC–U.S. Bank, N.A.)(e)	0.50%	04/01/2033	13,400	13,400,000
Jets Stadium Development, LLC; Series 2007 A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(c)(e)	0.59%	04/01/2047	59,200	59,200,000
Loudoun (County of), Virginia Industrial Development Authority (Loudoun County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	03/01/2038	2,658	2,658,000
Louisa (County of), Virginia Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	10/01/2030	634	634,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(c)(e)	0.54%	01/01/2033	5,535	5,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.60%	07/01/2028	725	725,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(e)	0.58%	11/01/2044	10,900	10,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.63%	11/01/2044	$3,400	$3,400,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.63%	11/01/2046	12,911	12,911,000
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	03/01/2031	7,233	7,233,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)	0.58%	06/01/2025	10,710	10,710,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.58%	08/01/2034	7,311	7,311,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.57%	07/01/2032	1,048	1,048,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.58%	05/01/2032	2,152	2,152,000
Philadelphia School District; Series 2016 C, Ref. VRD Limited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.58%	09/01/2030	5,496	5,496,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	04/01/2026	519	519,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	07/01/2037	2,250	2,250,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	03/01/2028	2,702	2,702,000
Southfield Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	10/01/2031	809	809,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.59%	10/01/2033	3,241	3,241,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.60%	05/01/2042	11,298	11,298,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.59%	07/15/2031	1,750	1,750,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(e)	0.59%	07/01/2027	3,106	3,106,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	08/15/2034	10,608	10,608,000
Total Variable Rate Demand Notes (Cost $258,703,000)				258,703,000

U.S. Government Sponsored Agency Securities–1.23%
Overseas Private Investment Corp. (OPIC)–1.23%(d)
Unsec. Gtd. VRD COP	0.43%	05/15/2030	11,596	11,596,000
Unsec. Gtd. VRD COP	0.58%	09/15/2022	10,000	10,000,000
Unsec. Gtd. VRD COP	0.58%	09/20/2022	4,000	4,000,000
Total U.S. Government Sponsored Agency Securities (Cost $25,596,000)				25,596,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.51% (Cost $1,751,620,371)				1,751,620,371

			Repurchase Amount
Repurchase Agreements–15.48%(f)
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2016, maturing value of $80,009,333 (collateralized by domestic agency mortgage-backed securities valued at $84,000,275; 0%-14.72%, 10/27/2034-11/25/2057)(a)(g)	0.60%	09/07/2016	80,009,333	80,000,000
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $75,001,104 (collateralized by domestic and foreign corporate obligations valued at $79,467,518; 1.72%-8.40%, 06/24/2018-11/15/2045)(a)	0.53%	09/01/2016	75,001,104	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 08/29/2016, maturing value of $15,001,733 (collateralized by domestic corporate obligations valued at $16,503,190; 2.40%-3.70%, 05/13/2022-08/08/2046)(a)	0.52%	09/06/2016	$15,001,733	$15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	25,474,985	25,474,759
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/31/2016, maturing value of $20,268,703 (collateralized by a domestic non-agency mortgage-backed security valued at $22,275,000; 0%, 08/10/2045)	0.95%	10/05/2016	20,268,703	20,250,000
RBC Capital Markets Corp., term agreement dated 08/01/2016, maturing value $105,121,275 (collateralized by domestic agency asset-backed securities valued at $107,100,000; 0%-6.74%, 03/15/2028-07/20/2046)(a)(g)	0.66%	10/03/2016	105,121,275	105,000,000
Total Repurchase Agreements (Cost $320,724,759)				320,724,759
TOTAL INVESTMENTS(h)(i)–99.99% (Cost $2,072,345,130)				2,072,345,130
OTHER ASSETS LESS LIABILITIES–0.01%				278,832
NET ASSETS–100.00%				$2,072,623,962

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi–Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 14.5%; Canada: 14.4%; Netherlands: 10.1%; France: 9.2%; Japan: 8.9%; Germany: 7.4%; Switzerland: 6.3%; other countries less than 5% each: 14.2%.
(b)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”).The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $632,077,544, which represented 30.50% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–46.78%
U.S. Treasury Bills–27.08%(a)
U.S. Treasury Bills	0.48%	09/08/2016	$300,000	$299,972,292
U.S. Treasury Bills	0.49%	09/15/2016	150,000	149,971,708
U.S. Treasury Bills	0.51%	09/15/2016	200,000	199,960,722
U.S. Treasury Bills	0.48%	09/29/2016	400,000	399,852,222
U.S. Treasury Bills	0.33%	10/20/2016	200,000	199,912,481
U.S. Treasury Bills	0.39%	11/10/2016	914	913,525
U.S. Treasury Bills	0.40%	11/17/2016	141,000	140,880,875
U.S. Treasury Bills	0.31%	11/25/2016	400,000	399,711,000
U.S. Treasury Bills	0.45%	11/25/2016	158,000	157,835,855
U.S. Treasury Bills	0.46%	11/25/2016	250,000	249,734,375
U.S. Treasury Bills	0.32%	12/01/2016	300,000	299,761,125
U.S. Treasury Bills	0.33%	12/01/2016	450,000	449,629,174
U.S. Treasury Bills	0.34%	12/01/2016	400,000	399,661,276
U.S. Treasury Bills	0.49%	12/01/2016	200,000	199,757,333
U.S. Treasury Bills	0.40%	01/12/2017	200,000	199,705,922
U.S. Treasury Bills	0.42%	01/19/2017	200,000	199,677,222
U.S. Treasury Bills	0.43%	01/19/2017	200,000	199,668,666
U.S. Treasury Bills	0.44%	01/26/2017	200,000	199,648,833
U.S. Treasury Bills	0.40%	02/02/2017	195,000	194,670,505
U.S. Treasury Bills	0.42%	02/09/2017	150,000	149,724,958
U.S. Treasury Bills	0.44%	02/16/2017	171,000	170,652,870
U.S. Treasury Bills	0.45%	02/16/2017	234,000	233,514,061
U.S. Treasury Bills	0.45%	02/23/2017	150,000	149,676,979
U.S. Treasury Bills	0.46%	02/23/2017	402,000	401,120,625
U.S. Treasury Bills	0.59%	04/27/2017	124,000	123,528,218
U.S. Treasury Bills	0.57%	06/22/2017	200,000	199,085,333
U.S. Treasury Bills	0.55%	07/20/2017	48,000	47,766,013
U.S. Treasury Bills	0.57%	07/20/2017	152,000	151,242,727
				6,167,236,895

U.S. Treasury Notes–19.70%
U.S. Treasury Floating Rate Notes(b)	0.50%	10/31/2017	706,250	706,054,380
U.S. Treasury Floating Rate Notes(b)	0.61%	01/31/2018	300,000	300,160,479
U.S. Treasury Floating Rate Notes(b)	0.53%	04/30/2018	664,000	664,091,065
U.S. Treasury Floating Rate Notes(b)	0.51%	07/31/2018	445,240	445,284,285
U.S. Treasury Notes	1.00%	09/30/2016	150,000	150,055,611
U.S. Treasury Notes	3.13%	10/31/2016	152,492	153,142,665
U.S. Treasury Notes	4.63%	11/15/2016	350,000	353,023,406
U.S. Treasury Notes	0.50%	11/30/2016	100,000	100,017,911
U.S. Treasury Notes	2.75%	11/30/2016	150,000	150,804,893
U.S. Treasury Notes	0.88%	01/31/2017	200,000	200,280,423
U.S. Treasury Notes	0.63%	02/15/2017	100,000	100,052,663
U.S. Treasury Notes	4.63%	02/15/2017	225,000	229,206,093
U.S. Treasury Notes	0.50%	02/28/2017	100,000	99,962,854
U.S. Treasury Notes	0.88%	02/28/2017	50,000	50,084,753
U.S. Treasury Notes	3.00%	02/28/2017	50,000	50,608,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Notes	0.50%	04/30/2017	$176,000	$175,980,117
U.S. Treasury Notes	0.88%	04/30/2017	150,000	150,356,964
U.S. Treasury Notes	2.75%	05/31/2017	200,000	203,258,333
U.S. Treasury Notes	2.50%	06/30/2017	200,000	203,122,584
				4,485,547,486
Total U.S. Treasury Securities (Cost $10,652,784,381)				10,652,784,381
TOTAL INVESTMENTS (excluding Repurchase Agreements)–46.78% (Cost $10,652,784,381)				10,652,784,381

			Repurchase Amount
Repurchase Agreements–58.35%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2016, maturing value of $350,003,208 (collateralized by U.S. Treasury obligations valued at $357,000,033; 1.50%-5.38%, 12/31/2018-11/15/2045)	0.33%	09/01/2016	350,003,208	350,000,000
Bank of Montreal, term agreement dated 08/04/2016, maturing value of $250,250,347 (collateralized by U.S. Treasury obligations valued at $255,000,094; 0.36%-8.75%, 07/31/2017-05/15/2046)(d)	0.35%	11/15/2016	250,250,347	250,000,000
Bank of Nova Scotia, agreement dated 08/31/2016, maturing value of $50,000,444 (collateralized by a U.S. Treasury obligation valued at $51,000,052; 0.88%, 06/15/2017)	0.32%	09/01/2016	50,000,444	50,000,000
Bank of Nova Scotia, agreement dated 08/31/2016, maturing value of $500,004,444 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13%-8.88%, 09/30/2016-05/15/2046)	0.32%	09/01/2016	500,004,444	500,000,000
Bank of Nova Scotia, term agreement dated 06/07/2016, maturing value of $160,165,822 (collateralized by U.S. Treasury obligations valued at $163,200,100; 0.13%-6.25%, 01/15/2017-05/15/2038)(d)	0.41%	09/06/2016	160,165,822	160,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $1,930,019,836 (collateralized by U.S. Treasury obligations valued at $1,969,920,445; 0.13%-1.38%, 01/15/2021-02/15/2044)	0.37%	09/01/2016	1,930,019,836	1,930,000,000
BNP Paribas Securities Corp., term agreement dated 08/29/2016, maturing value of $235,018,800 (collateralized by U.S. Treasury obligations valued at $239,596,184; 1.38%, 05/31/2021)(d)	0.36%	09/06/2016	235,018,800	235,000,000
CIBC World Markets Corp., agreement dated 08/31/2016, maturing value of $1,100,009,472 (collateralized by U.S. Treasury obligations valued at $1,122,001,293; 0.08%-9.00%, 09/15/2016-02/15/2046)	0.31%	09/01/2016	1,100,009,472	1,100,000,000
Citigroup Global Markets Inc., agreement dated 08/31/2016, maturing value of $400,003,556 (collateralized by U.S. Treasury obligations valued at $408,000,049; 1.75%-2.75%, 12/31/2017-11/15/2020)	0.32%	09/01/2016	400,003,556	400,000,000
Citigroup Global Markets Inc., term agreement dated 08/25/2016, maturing value of $700,042,194 (collateralized by U.S. Treasury obligations valued at $714,000,005; 0%-5.25%, 07/31/2020-05/16/2046)(d)	0.31%	09/01/2016	700,042,194	700,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $100,000,861 (collateralized by a U.S. Treasury obligation valued at $102,000,005; 1.75%, 02/28/2022)	0.31%	09/01/2016	100,000,861	100,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $500,004,306 (collateralized by a U.S. Treasury obligation valued at $510,000,073; 2.38%, 01/15/2017)	0.31%	09/01/2016	500,004,306	500,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 08/25/2016, maturing value of $250,015,069 (collateralized by U.S. Treasury obligations valued at $255,000,095; 0.13%-2.75%, 01/15/2022-11/15/2023)(d)	0.31%	09/01/2016	250,015,069	250,000,000
Credit Suisse Securities (USA) LLC, agreement dated 08/31/2016, maturing value of $500,004,444 (collateralized by U.S. Treasury obligations valued at $510,003,220; 0.75%-3.88%, 01/15/2027-02/15/2042)	0.32%	09/01/2016	500,004,444	500,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $150,001,727 (collateralized by U.S. Treasury obligations valued at $152,836,142; 1.13%, 01/15/2021)	0.40%	09/01/2016	150,001,727	150,000,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $540,737,557 (collateralized by U.S. Treasury obligations valued at $551,706,428; 0.13%, 04/15/2021)	0.36%	09/01/2016	$540,737,557	$540,732,150
J.P. Morgan Securities Inc., agreement dated 08/31/2016, maturing value of $250,002,222 (collateralized by U.S. Treasury obligations valued at $255,000,994; 1.38%-1.63%, 02/29/2020-11/30/2020)	0.32%	09/01/2016	250,002,222	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	123,576,647	123,575,549
Mitsubishi UFJ Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $200,001,556 (collateralized by U.S. Treasury obligations valued at $204,000,001; 0%-5.38%, 09/29/2016-05/15/2046)	0.28%	09/01/2016	200,001,556	200,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2016, maturing value of $261,197,257 (collateralized by U.S. Treasury obligations valued at $266,416,240; 0%, 11/15/2027-08/15/2037)	0.38%	09/01/2016	261,197,257	261,194,500
RBC Capital Markets LLC, term agreement dated 08/29/2016, maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,048; 0%-8.88%, 09/01/2016-02/15/2045)(b)(d)	0.34%	11/28/2016	500,000,000	500,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $415,027,938 (collateralized by U.S. Treasury obligations valued at $423,156,488; 2.38%, 08/15/2024)(d)	0.40%	09/01/2016	415,027,938	414,995,661
Societe Generale, agreement dated 08/31/2016, maturing value of $249,997,496 (collateralized by U.S. Treasury obligations valued at $254,946,550; 2.25%, 11/15/2024)	0.38%	09/01/2016	249,997,496	249,994,857
Societe Generale, agreement dated 08/31/2016, maturing value of $820,004,056 (collateralized by U.S. Treasury obligations valued at $836,677,342; 1.38%, 05/31/2021)	0.38%	09/01/2016	820,004,056	819,995,400
Societe Generale, open agreement dated 07/13/2016 (collateralized by U.S. Treasury obligations valued at $1,122,000,050; 0.13%-8.75%, 02/15/2017-11/15/2045)(b)(e)	0.28%	—	—	1,100,000,000
TD Securities (USA) LLC, agreement dated 08/31/2016, maturing value of $300,002,667 (collateralized by U.S. Treasury obligations valued at $306,000,031; 0.13%-7.88%, 09/15/2016-11/15/2045)	0.32%	09/01/2016	300,002,667	300,000,000
Wells Fargo Bank, N.A., agreement dated 08/31/2016, maturing value of $425,003,778 (collateralized by U.S. Treasury obligations valued at $433,500,029; 0.88%-1.38%, 10/15/2017-10/31/2020)	0.32%	09/01/2016	425,003,778	425,000,000
Wells Fargo Bank, N.A., term agreement dated 08/02/2016, maturing value of $200,207,278 (collateralized by U.S. Treasury obligations valued at $204,000,090; 1.25%-1.63%, 12/31/2019-07/31/2020)	0.41%	11/01/2016	200,207,278	200,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2016, maturing value of $325,002,889 (collateralized by U.S. Treasury obligations valued at $331,500,069; 0.13%-3.88%, 04/15/2017-02/15/2046)	0.32%	09/01/2016	325,002,889	325,000,000
Wells Fargo Securities, LLC, term agreement dated 07/08/2016, maturing value of $160,160,000 (collateralized by U.S. Treasury obligations valued at $163,200,063; 3.00%-3.13%, 02/15/2042-11/15/2045)	0.40%	10/06/2016	160,160,000	160,000,000
Wells Fargo Securities, LLC, term agreement dated 08/08/2016, maturing value of $240,248,733 (collateralized by U.S. Treasury obligations valued at $244,800,012; 3.00%, 05/15/2042-11/15/2045)	0.41%	11/07/2016	240,248,733	240,000,000
Total repurchase Agreements (Cost $13,285,488,177)				13,285,488,177
TOTAL INVESTMENTS(f)–105.13% (Cost $23,938,272,558)				23,938,272,558
OTHER ASSETS LESS LIABILITIES–(5.13)%				(1,168,225,703)
NET ASSETS–100.00%				$22,770,046,855

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–37.51%
Federal Farm Credit Bank (FFCB)–3.87%
Disc. Notes(a)	0.52%	12/21/2016	$25,000	$24,959,917
Disc. Notes(a)	0.57%	03/20/2017	19,000	18,939,833
Unsec. Bonds(b)	0.52%	05/30/2017	45,000	44,996,137
Unsec. Bonds(b)	0.54%	06/20/2017	39,325	39,298,277
Unsec. Bonds(b)	0.53%	07/06/2017	70,000	69,984,938
Unsec. Bonds(b)	0.54%	07/14/2017	14,000	14,002,411
Unsec. Bonds(b)	0.66%	07/21/2017	45,000	44,999,938
Unsec. Bonds(b)	0.55%	07/25/2017	35,600	35,615,373
Unsec. Bonds(b)	0.50%	08/21/2017	22,000	21,988,085
Unsec. Bonds(b)	0.56%	08/29/2017	4,625	4,625,011
Unsec. Bonds(b)	0.56%	11/13/2017	8,000	7,990,795
Unsec. Bonds(b)	0.54%	12/27/2017	30,000	29,948,271
Unsec. Bonds(b)	0.54%	01/17/2018	10,000	9,992,377
Unsec. Bonds(b)	0.58%	02/09/2018	25,000	25,003,618
Unsec. Bonds(b)	0.55%	02/26/2018	50,000	49,977,986
Unsec. Bonds(b)	0.63%	03/21/2018	20,000	20,014,232
				462,337,199

Federal Home Loan Bank (FHLB)–23.12%
Unsec. Bonds	0.56%	01/20/2017	60,000	59,997,740
Unsec. Bonds	0.54%	01/25/2017	49,000	48,992,198
Unsec. Bonds	0.54%	01/25/2017	48,000	47,988,511
Unsec. Bonds	0.54%	01/26/2017	20,000	19,995,936
Unsec. Bonds(b)	0.54%	02/27/2017	25,000	25,000,000
Unsec. Bonds	0.88%	03/10/2017	13,155	13,178,995
Unsec. Bonds	0.55%	03/21/2017	52,630	52,639,816
Unsec. Bonds	0.60%	05/19/2017	62,000	62,000,000
Unsec. Bonds	0.60%	05/23/2017	73,000	72,997,176
Unsec. Bonds(b)	0.50%	08/18/2017	73,500	73,464,338
Unsec. Bonds(b)	0.68%	10/30/2017	199,700	199,682,374
Unsec. Bonds(b)	0.57%	11/15/2017	40,000	40,000,000
Unsec. Bonds(b)	0.56%	11/17/2017	25,000	25,000,000
Unsec. Bonds(b)	0.58%	02/16/2018	45,000	45,000,000
Unsec. Disc. Notes(a)	0.07%	09/01/2016	5,000	5,000,000
Unsec. Disc. Notes(a)	0.50%	09/23/2016	85,000	84,974,028
Unsec. Disc. Notes(a)	0.51%	09/23/2016	43,100	43,086,699
Unsec. Disc. Notes(a)	0.48%	10/14/2016	250,850	250,705,269
Unsec. Disc. Notes(a)	0.46%	10/19/2016	11,000	10,993,297
Unsec. Disc. Notes(a)	0.46%	10/21/2016	75,000	74,952,708
Unsec. Disc. Notes(a)	0.52%	10/24/2016	52,000	51,960,191
Unsec. Disc. Notes(a)	0.55%	11/18/2016	100,000	99,881,267
Unsec. Disc. Notes(a)	0.34%	11/23/2016	115,000	114,909,853
Unsec. Disc. Notes(a)	0.35%	11/25/2016	400,000	399,671,805
Unsec. Disc. Notes(a)	0.44%	01/06/2017	100,000	99,846,541
Unsec. Disc. Notes(a)	0.48%	02/22/2017	147,000	146,661,803
Unsec. Global Bonds(b)	0.46%	01/17/2017	80,000	79,957,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Global Bonds(b)	0.61%	01/23/2017	$50,000	$50,000,000
Unsec. Global Bonds(b)	0.53%	04/21/2017	10,000	9,997,136
Unsec. Global Bonds	1.00%	06/21/2017	30,380	30,472,609
Unsec. Global Bonds(b)	0.52%	08/15/2017	50,000	50,000,000
Unsec. Global Bonds(b)	0.55%	09/06/2017	25,000	25,000,288
Unsec. Global Bonds(b)	0.72%	11/15/2017	60,000	59,977,692
Unsec. Global Bonds(b)	0.57%	12/07/2017	22,000	21,997,503
Unsec. Global Bonds(b)	0.63%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds(b)	0.67%	02/26/2018	185,000	185,000,000
				2,760,983,377

Federal Home Loan Mortgage Corp. (FHLMC)–5.49%
Unsec. Disc. Notes(a)	0.49%	09/23/2016	90,000	89,973,172
Unsec. Disc. Notes(a)	0.40%	01/04/2017	80,000	79,888,889
Unsec. Disc. Notes(a)	0.41%	01/06/2017	205,000	204,703,491
Unsec. Disc. Notes(a)	0.42%	01/09/2017	45,000	44,931,750
Unsec. Global Notes(b)	0.51%	01/13/2017	10,000	10,001,689
Unsec. Global Notes	0.50%	01/27/2017	26,111	26,112,677
Unsec. Global Notes	5.00%	02/16/2017	35,000	35,715,910
Unsec. Global Notes(b)	0.52%	04/20/2017	30,000	29,997,096
Unsec. Global Notes(b)	0.56%	04/27/2017	14,000	13,994,969
Unsec. Global Notes(b)	0.64%	07/21/2017	20,000	19,998,179
Unsec. Global Notes(b)	0.63%	01/08/2018	100,000	100,000,000
				655,317,822

Federal National Mortgage Association (FNMA)–2.53%
Unsec. Global Notes	1.13%	04/27/2017	42,863	43,023,093
Unsec. Global Notes	5.00%	05/11/2017	60,000	61,821,216
Unsec. Global Notes(b)	0.51%	09/08/2017	35,000	34,965,363
Unsec. Global Notes(b)	0.51%	10/05/2017	112,815	112,760,395
Unsec. Notes(b)	0.52%	08/16/2017	50,000	49,990,348
				302,560,415

Overseas Private Investment Corp. (OPIC)–2.50%
Sec. Gtd. VRD COP Bonds(c)	0.56%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.56%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.56%	09/15/2020	81,000	81,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.56%	07/15/2025	47,000	47,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.58%	07/09/2026	51,000	51,000,000
				299,000,000
Total U.S. Government Sponsored Agency Securities (Cost $4,480,198,813)				4,480,198,813

U.S. Treasury Securities–12.21%
U.S. Treasury Bills–11.79%(a)
U.S. Treasury Bills	0.15%	09/01/2016	11,017	11,016,705
U.S. Treasury Bills	0.49%	09/01/2016	50,000	50,000,000
U.S. Treasury Bills	0.47%	09/29/2016	150,000	149,946,041
U.S. Treasury Bills	0.40%	02/02/2017	50,000	49,915,514
U.S. Treasury Bills	0.42%	02/09/2017	50,000	49,908,319
U.S. Treasury Bills	0.44%	02/16/2017	50,000	49,898,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	0.45%	02/16/2017	$100,000	$99,792,100
U.S. Treasury Bills	0.46%	02/16/2017	50,000	49,894,767
U.S. Treasury Bills	0.45%	02/23/2017	500,000	498,918,889
U.S. Treasury Bills	0.46%	02/23/2017	400,000	399,125,000
				1,408,415,835

U.S. Treasury Notes–0.42%
U.S. Treasury Floating Rate Notes(b)	0.50%	10/31/2017	50,000	49,984,132
Total U.S. Treasury Securities (Cost $1,458,399,967)				1,458,399,967
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.72% (Cost $5,938,598,780)				5,938,598,780

			Repurchase Amount
Repurchase Agreements–50.28%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2016, maturing value of $250,002,431 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,014; 1.50%-5.38%, 09/30/2019-06/20/2046)	0.35%	09/01/2016	100,000,972	100,000,000
Bank of Montreal, term agreement dated 08/11/2016, maturing value of $250,250,694 (collateralized by domestic agency mortgage-backed securities valued at $255,000,231; 3.00%-4.88%, 06/13/2018-07/01/2046)(e)	0.38%	11/14/2016	250,250,694	250,000,000
Bank of Nova Scotia (The), agreement dated 08/31/2016, maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.28%-5.00%, 11/01/2026-04/20/2046)	0.34%	09/01/2016	300,002,833	300,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $1,035,010,637 (collateralized by U.S. Treasury obligations valued at $1,052,252,100; 0.13%-0.38%, 04/15/2021-07/15/2025)	0.37%	09/01/2016	1,035,010,637	1,035,000,000
BNP Paribas Securities Corp., term agreement dated 08/29/2016, maturing value of $100,008,000 (collateralized by U.S. Treasury obligations valued at $101,955,776; 1.38%, 05/31/2021)(e)	0.36%	09/06/2016	100,008,000	100,000,000
Citigroup Global Markets Inc., agreement dated 08/31/2016, maturing value of $250,002,292 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $255,000,840; 0%-6.25%, 05/11/2017-05/15/2029)	0.33%	09/01/2016	250,002,292	250,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $350,003,208 (collateralized by a domestic agency mortgage-backed security and a U.S. Treasury obligation valued at $357,000,015; 3.50%-3.63%, 12/20/2042-08/15/2043)	0.33%	09/01/2016	350,003,208	350,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 08/25/2016, maturing value of $250,016,042 (collateralized by a U.S. Treasury obligation valued at $255,000,059; 0.75%, 02/28/2018)(e)	0.33%	09/01/2016	250,016,042	250,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $120,002,293 (collateralized by U.S. Treasury obligations valued at $122,269,843; 1.13%, 01/15/2021)	0.40%	09/01/2016	120,002,293	120,000,960
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $201,392,014 (collateralized by U.S. Treasury obligations valued at $205,477,255; 0.13%, 04/15/2021)	0.36%	09/01/2016	201,392,014	201,390,000
ING Financial Markets, LLC, term agreement dated 06/10/2016, maturing value of $30,035,200 (collateralized by a domestic agency mortgage-backed security valued at $30,600,620; 3.00%, 07/01/2046)(e)	0.48%	09/06/2016	30,035,200	30,000,000
ING Financial Markets, LLC, term agreement dated 07/12/2016, maturing value of $90,101,050 (collateralized by domestic agency mortgage-backed securities valued at $91,804,327; 3.00%-3.50%, 10/01/2028-05/01/2045)	0.43%	10/14/2016	90,101,050	90,000,000
ING Financial Markets, LLC, term agreement dated 08/02/2016, maturing value of $100,116,278 (collateralized by domestic agency mortgage-backed securities valued at $102,003,050; 2.05%-5.50%, 02/15/2038-08/01/2048)	0.46%	11/01/2016	100,116,278	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $100,116,250 (collateralized by domestic agency mortgage-backed securities valued at $102,003,372; 3.00%-3.50%, 10/01/2025-10/01/2043)	0.45%	11/25/2016	$100,116,250	$100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 08/31/2016, maturing value of $100,000,944 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.50%-3.00%, 04/25/2044-02/25/2046)	0.34%	09/01/2016	100,000,944	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	16,422,215	16,422,069
Prudential Insurance Co. of America, agreement dated 08/31/2016, maturing value of $161,520,455 (collateralized by U.S. Treasury obligations valued at $164,889,450; 0%, 11/15/2026-08/15/2039)	0.38%	09/01/2016	161,520,455	161,518,750
RBC Capital Markets Corp., joint term agreement dated 08/31/2016, aggregate maturing value of $560,000,000 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $571,200,080; 0.13%-8.00%, 11/01/2018-08/01/2046)(e)	0.30%	10/31/2016	435,000,000	435,000,000
Societe Generale, agreement dated 08/31/2016, maturing value of $149,998,498 (collateralized by U.S. Treasury obligations valued at $152,967,930; 2.25%, 11/15/2024)	0.38%	09/01/2016	149,998,498	149,996,914
Societe Generale, agreement dated 08/31/2016, maturing value of $375,005,001 (collateralized by U.S. Treasury obligations valued at $382,630,043; 1.38%, 05/31/2021)	0.38%	09/01/2016	375,005,001	375,001,043
Societe Generale, joint open agreement dated 07/13/2016, (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $591,600,000; 0%-7.50%, 06/30/2017-10/20/2064)(f)	0.30%	—	—	424,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $325,025,030 (collateralized by U.S. Treasury obligations valued at $331,390,823; 2.38%, 08/15/2024)(e)	0.40%	09/01/2016	325,025,030	324,999,752
Wells Fargo Bank, N.A., joint agreement dated 08/31/2016, aggregate maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00%-4.50%, 09/01/2035-06/01/2043)	0.34%	09/01/2016	171,474,041	171,472,422
Wells Fargo Securities, LLC, joint agreement dated 08/31/2016, aggregate maturing value of $550,005,194 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 3.00%-8.50%, 01/25/2018-08/01/2046)	0.34%	09/01/2016	425,004,014	425,000,000
Wells Fargo Securities, LLC, term agreement dated 07/06/2016, maturing value of $145,148,625 (collateralized by U.S. Treasury obligations valued at $147,900,000; 0%-10.08%, 08/25/2020-04/15/2046)	0.41%	10/04/2016	145,148,625	145,000,000
Total Repurchase Agreements (Cost $6,004,801,910)				6,004,801,910
TOTAL INVESTMENTS(g)–100.00% (Cost $11,943,400,690)				11,943,400,690
OTHER ASSETS LESS LIABILITIES–(0.00)%				(136,063)
NET ASSETS–100.00%				$11,943,264,627

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–85.49%
U.S. Treasury Bills–77.03%(a)
U.S. Treasury Bills	0.15%	09/01/2016	$13,983	$13,983,295
U.S. Treasury Bills	0.26%	09/01/2016	10,000	10,000,000
U.S. Treasury Bills	0.27%	09/01/2016	3,000	3,000,000
U.S. Treasury Bills	0.44%	09/01/2016	2,000	2,000,000
U.S. Treasury Bills	0.49%	09/01/2016	2,000	2,000,000
U.S. Treasury Bills	0.27%	09/08/2016	12,000	11,999,370
U.S. Treasury Bills	0.48%	09/08/2016	2,000	1,999,815
U.S. Treasury Bills	0.28%	09/15/2016	15,000	14,998,396
U.S. Treasury Bills	0.28%	09/22/2016	15,000	14,997,576
U.S. Treasury Bills	0.25%	09/29/2016	5,000	4,999,047
U.S. Treasury Bills	0.26%	09/29/2016	10,000	9,998,009
U.S. Treasury Bills	0.27%	10/06/2016	5,000	4,998,712
U.S. Treasury Bills	0.31%	10/13/2016	3,000	2,998,947
U.S. Treasury Bills	0.40%	10/13/2016	2,000	1,999,083
U.S. Treasury Bills	0.30%	10/20/2016	5,000	4,997,965
U.S. Treasury Bills	0.32%	10/27/2016	5,000	4,997,550
U.S. Treasury Bills	0.28%	11/03/2016	5,000	4,997,550
U.S. Treasury Bills	0.46%	11/17/2016	2,000	1,998,073
U.S. Treasury Bills	0.31%	11/25/2016	5,000	4,996,399
U.S. Treasury Bills	0.33%	12/01/2016	10,000	9,991,658
U.S. Treasury Bills	0.41%	12/08/2016	3,000	2,996,693
U.S. Treasury Bills	0.39%	01/12/2017	5,000	4,992,870
U.S. Treasury Bills	0.44%	01/19/2017	3,000	2,994,983
U.S. Treasury Bills	0.44%	01/26/2017	3,000	2,994,733
U.S. Treasury Bills	0.40%	02/02/2017	5,000	4,991,551
U.S. Treasury Bills	0.45%	02/16/2017	2,000	1,995,837
U.S. Treasury Bills	0.55%	07/20/2017	2,000	1,990,251
				154,908,363

U.S. Treasury Notes–8.46%
U.S. Treasury Floating Rate Notes(b)	0.39%	10/31/2016	5,000	5,000,249
U.S. Treasury Floating Rate Notes(b)	0.42%	01/31/2017	5,000	5,001,455
U.S. Treasury Floating Rate Notes(b)	0.53%	04/30/2018	4,000	4,004,021
U.S. Treasury Floating Rate Notes(b)	0.51%	07/31/2018	3,000	2,999,653
				17,005,378
Total U.S. Treasury Securities (Cost $171,913,741)				171,913,741

U.S. Government Sponsored Agency Securities–24.48%
Federal Farm Credit Bank (FFCB)–3.45%
Unsec. Floating Rate Bonds(b)	0.54%	10/11/2016	4,085	4,084,674
Unsec. Floating Rate Bonds(b)	0.55%	02/13/2017	2,850	2,850,401
				6,935,075

Federal Home Loan Bank (FHLB)–21.03%
Unsec. Disc. Notes(a)	0.07%	09/01/2016	35,000	35,000,000
Unsec. Disc. Notes(a)	0.47%	11/02/2016	2,300	2,298,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Disc. Notes(a)	0.46%	11/16/2016	$2,000	$1,998,079
Unsec. Disc. Notes(a)	0.55%	11/18/2016	3,000	2,996,438
				42,292,655
Total U.S. Government Sponsored Agency Securities (Cost $49,227,730)				49,227,730
TOTAL INVESTMENTS(c)–109.97% (Cost $221,141,471)				221,141,471
OTHER ASSETS LESS LIABILITIES–(9.97)%				(20,050,904)
NET ASSETS–100.00%				$201,090,567
Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.53%
Alabama–5.84%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.49%	07/01/2040	$11,100	$11,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.63%	04/01/2028	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.66%	04/01/2028	10,000	10,000,000
				31,100,000

Arizona–0.34%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.62%	04/15/2030	1,800	1,800,000

California–11.79%
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 C-2, Toll Bridge VRD RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)(c)	0.56%	04/01/2047	1,000	1,000,000
California (State of) (Kindergarten University Public Education Facilities); Series 2004 B-3, VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(a)(b)	0.49%	05/01/2034	2,200	2,200,000
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.59%	12/01/2016	9,500	9,500,000
California (State of);
Series 2003 B-4, VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.62%	05/01/2033	4,200	4,200,000
Series 2009 A-9, VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.56%	05/01/2034	11,200	11,200,000
East Bay Regional Park District; Series 2013 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	1,625	1,625,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 and 240); Series 1993, VRD Special Assessment RB (LOC–U.S. Bank, N.A.)(a)(b)	0.50%	04/01/2033	5,000	5,000,000
Los Angeles (City of); Series 2016 B, TRAN	3.00%	06/29/2017	3,275	3,337,211
Orange (County of) Water District; Series 2003 A, VRD COP (LOC–Citibank, N.A.)(a)(b)	0.60%	08/01/2042	14,300	14,300,000
Riverside (City of); Series 2011 A, Ref. Floating Rate Water, RB(d)(e)	0.71%	10/01/2035	5,800	5,800,000
Southern California Metropolitan Water District; Series 2009 A-2,, Ref. Floating Rate RB(d)(e)	0.72%	07/01/2030	4,580	4,580,000
				62,742,211

Colorado–6.07%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	02/01/2031	1,525	1,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	07/01/2034	1,800	1,800,000
Colorado (State of) Educational Loan Program; Series 2016 A, TRAN	2.00%	06/29/2017	7,300	7,384,305
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.66%	02/01/2031	6,600	6,600,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.77%	03/01/2017	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.57%	07/01/2021	3,365	3,365,000
University of Colorado Hospital Authority; Series 2015 A, Ref. Floating Rate RB(d)(e)	0.81%	11/15/2046	4,550	4,550,000
				32,324,305

Delaware–0.49%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	09/01/2036	2,595	2,595,000

District of Columbia–0.78%
District of Columbia Housing Finance Agency (Park 7 at Minnesota Benning); Series 2012, VRD Multifamily Housing RB (CEP–FHLMC)(a)	0.61%	02/01/2046	2,785	2,785,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.81%	01/01/2029	1,357	1,357,000
				4,142,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–1.25%
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(f)(g)(h)	0.59%	04/01/2017	$2,275	$2,275,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.67%	11/01/2036	2,925	2,925,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	07/01/2037	1,478	1,478,000
				6,678,000

Georgia–3.01%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	01/01/2020	900	900,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	08/01/2038	9,380	9,380,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.61%	09/01/2035	4,350	4,350,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	09/01/2020	1,400	1,400,000
				16,030,000

Illinois–5.58%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(f)	0.65%	10/01/2017	300	300,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.58%	06/01/2040	3,195	3,195,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.59%	09/01/2024	400	400,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.75%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.59%	06/01/2029	2,300	2,300,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.61%	12/01/2046	8,300	8,300,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(f)	0.84%	06/01/2017	270	270,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.70%	01/01/2037	5,170	5,170,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–US Bank, N.A.)(a)(b)	0.59%	10/01/2033	99	99,000
Monmouth (City of) (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)	0.60%	06/01/2035	4,950	4,950,000
				29,684,000

Indiana–3.86%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.60%	08/01/2028	2,358	2,358,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	08/01/2037	5,500	5,500,000
Indiana (State of) (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.67%	06/01/2035	10,000	10,000,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. Environmental VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.60%	10/01/2040	2,000	2,000,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.75%	10/01/2019	680	680,000
				20,538,000

Iowa–1.48%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.59%	05/01/2031	3,000	3,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Urbandale (City of) Iowa (Interstate Acres L.P.); Series 1994, Ref. VRD (LOC–FHLB of Des Moines)(a)(b)	0.60%	05/01/2017	$4,900	$4,900,000
				7,900,000

Louisiana–1.08%
East Baton Rouge (Parish of) (Exxon Corp.); Series 1993, Ref. VRD PCR(a)	0.57%	03/01/2022	5,750	5,750,000

Maryland–1.58%
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	07/01/2028	2,610	2,610,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.59%	04/01/2035	1,800	1,800,000
Prince George (County of); Series 2011 A, Consolidated Public Improvement Limited Tax GO Bonds	5.00%	09/15/2016	3,995	4,002,022
				8,412,022

Massachusetts–0.41%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.63%	10/01/2038	1,694	1,694,000
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB	5.00%	10/15/2016	500	502,678
				2,196,678

Michigan–0.86%
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	04/01/2022	4,600	4,600,000

Minnesota–2.13%
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	10/15/2033	1,175	1,175,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	04/01/2037	2,649	2,649,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.62%	01/01/2025	280	280,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.65%	11/15/2031	3,498	3,498,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	11/01/2035	1,250	1,250,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	10/01/2033	2,475	2,475,000
				11,327,000

Missouri–0.71%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.61%	11/01/2037	1,125	1,125,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.67%	12/01/2019	1,060	1,060,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	11/15/2043	1,600	1,600,000
				3,785,000

Nevada–0.20%
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.63%	06/01/2039	1,080	1,080,000

New Hampshire–1.31%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.61%	09/01/2037	3,535	3,535,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.61%	07/01/2038	3,450	3,450,000
				6,985,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–0.12%
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	02/01/2028	$620	$620,000

New York–12.03%
New York (City of) Municipal Water Finance Authority; Subseries 2011 A-1, VRD Water & Sewer System RB(a)	0.59%	06/15/2044	15,000	15,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.58%	11/01/2036	8,130	8,130,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China)(a)(b)(c)	0.68%	11/01/2049	8,200	8,200,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.63%	11/01/2046	1,086	1,086,000
New York (State of) Housing Finance Agency, Manhattan West Residential Housing; Series 2014 A, VRD RB (LOC– Bank of China)(a)(b)(c)	0.68%	11/01/2049	9,600	9,600,000
New York City Housing Development Corp. (Crest (The)); Series 2005 A, VRD MFH RB (LOC–Landesbank Hessen-Thüringen)(a)(b)(c)	0.65%	12/01/2036	18,000	18,000,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(a)(b)(c)	0.62%	11/01/2032	4,000	4,000,000
				64,016,000

North Carolina–3.23%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.59%	01/15/2037	12,760	12,760,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.60%	06/01/2017	440	440,000
Raleigh-Durham Airport Authority; Series 2008 C, Ref. VRD (LOC–Royal Bank of Canada)(a)(b)(c)	0.58%	05/01/2036	4,000	4,000,000
				17,200,000

Ohio–3.60%
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.55%	12/01/2021	6,625	6,625,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	05/01/2026	8,300	8,300,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	06/01/2023	4,230	4,230,000
				19,155,000

Oregon–0.47%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	08/01/2034	2,483	2,483,000

Pennsylvania–4.33%
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	11/01/2039	465	465,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.57%	03/01/2030	1,648	1,648,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.61%	03/01/2030	2,235	2,235,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	10/15/2025	3,005	3,005,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.59%	09/01/2028	3,710	3,710,000
Montgomery (County of) Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	03/01/2032	1,005	1,005,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.60%	08/15/2031	4,611	4,611,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(f)	0.60%	05/01/2020	$1,550	$1,550,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.58%	05/01/2032	2,228	2,228,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.61%	11/01/2029	2,600	2,600,000
				23,057,000

South Carolina–1.42%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.79%	07/01/2017	90	90,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.63%	11/01/2025	7,480	7,480,000
				7,570,000

Tennessee–1.69%
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Ascension Health Credit Group); Series 2001 B-1, VRD 7 Month Window RB(a)	0.83%	11/15/2031	9,000	9,000,000

Texas–8.28%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.58%	08/01/2035	14,320	14,320,000
Austin (City of); Series 2010, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/2016	2,450	2,450,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.57%	02/15/2042	396	396,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.61%	01/01/2049	8,000	8,000,000
Port Author (Port of), Texas Navigation District (Texaco Inc.); Series 1994, Ref. VDR PCR(a)	0.58%	10/01/2024	1,700	1,700,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	04/01/2026	1,000	1,000,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.65%	11/15/2050	3,500	3,500,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.55%	08/01/2025	12,685	12,685,000
				44,051,000

Utah–7.85%
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC– Canadian Imperial Bank of Commerce)(a)(b)(c)	0.57%	11/01/2024	12,785	12,785,000
Murray (City of) (IHC Health Services, Inc.); Series 2005-B, Hospital VRD RB(a)	0.59%	05/15/2037	15,570	15,570,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.59%	09/01/2032	11,000	11,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.61%	04/01/2042	2,450	2,450,000
				41,805,000

Virginia–0.11%
Loudoun (County of) Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.58%	03/01/2038	394	394,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.62%	12/01/2019	200	200,000
				594,000

Washington–2.01%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.61%	07/01/2044	7,428	7,428,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	04/01/2043	$792	$792,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.59%	09/15/2020	2,475	2,475,000
				10,695,000

West Virginia–2.63%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	01/01/2034	14,000	14,000,000

Wisconsin–2.99%
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.58%	10/01/2042	855	855,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	08/15/2034	1,592	1,592,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.69%	05/01/2030	13,445	13,445,000
				15,892,000
TOTAL INVESTMENTS(i)(j)–99.53% (Cost $529,807,216)				529,807,216
OTHER ASSETS LESS LIABILITIES–0.47%				2,498,102
NET ASSETS–100.00%				$532,305,318

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi–Family Housing

PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 10.5%; other countries less than 5% each: 15.3%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $10,542,000, which represented 1.98% of the Fund’s Net Assets.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
PNC Bank, N.A.	5.4%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$9,528,980,148	$1,751,620,371	$10,652,784,381	$5,938,598,780	$221,141,471	$529,807,216
Repurchase agreements, at value and cost	1,733,822,248	320,724,759	13,285,488,177	6,004,801,910	—	—
Total investments, at value and cost	11,262,802,396	2,072,345,130	23,938,272,558	11,943,400,690	221,141,471	529,807,216
Cash	7,284	590	—	—	—	1,277
Receivable for:
Investments sold	420,000	620,067	—	—	—	2,210,292
Interest	3,329,984	329,739	13,661,805	2,553,263	8,392	442,058
Fund expenses absorbed	183,438	84,761	180,196	199,267	9,818	27,282
Investment for trustee deferred compensation and retirement plans	3,390,148	964,866	2,005,414	909,473	122,127	343,386
Other assets	26,418	153,389	55,568	61,020	22,733	67,602
Total assets	11,270,159,668	2,074,498,542	23,954,175,541	11,947,123,713	221,304,541	532,899,113

Liabilities:
Payable for:
Investments purchased	41,140,000	—	1,149,051,575	—	19,989,667	—
Amount due custodian	—	—	28,496,803	—	—	—
Dividends	4,591,261	576,008	3,478,971	2,228,150	17,674	136,179
Accrued fees to affiliates	317,924	135,806	581,320	456,253	35,564	30,223
Accrued trustees’ and officer’s fees and benefits	43,255	8,576	37,909	14,539	4,461	4,502
Accrued operating expenses	164,852	44,468	118,244	88,561	28,760	29,960
Trustee deferred compensation and retirement plans	3,972,698	1,109,722	2,363,864	1,071,583	137,848	392,931
Total liabilities	50,229,990	1,874,580	1,184,128,686	3,859,086	20,213,974	593,795
Net assets applicable to shares outstanding	$11,219,929,678	$2,072,623,962	$22,770,046,855	$11,943,264,627	$201,090,567	$532,305,318

Net assets consist of:
Shares of beneficial interest	$11,216,737,622	$2,071,749,407	$22,769,907,200	$11,943,055,640	$201,106,267	$532,449,086
Undistributed net investment income	2,544,735	873,178	(21,274)	90,340	(12,543)	(104,955)
Undistributed net realized gain (loss)	647,321	1,377	160,929	118,647	(3,157)	(38,813)
	$11,219,929,678	$2,072,623,962	$22,770,046,855	$11,943,264,627	$201,090,567	$532,305,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$10,421,616,469	$1,607,866,876	$19,868,465,327	$10,716,759,718	$121,148,543	$450,791,616
Private Investment Class	$241,327,009	$141,060,919	$560,026,545	$340,873,577	$6,162,301	$24,467,875
Personal Investment Class	$29,248,873	$117,474,868	$122,821,746	$7,507,315	$2,607,936	$2,396,915
Cash Management Class	$250,642,740	$167,871,841	$403,423,763	$150,104,425	$31,389,622	$30,670,916
Reserve Class	$100,187,037	$21,474,330	$159,126,031	$315,886,191	$36,640,560	$21,535,157
Resource Class	$7,247,939	$16,866,467	$482,930,669	$95,688,965	$193,697	$2,410,772
Corporate Class	$169,659,611	$8,661	$1,173,252,774	$316,444,436	$2,947,908	$32,067

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	10,418,646,358	1,607,856,084	19,867,691,390	10,716,469,432	121,123,500	450,753,805
Private Investment Class	241,262,408	141,059,970	560,004,233	340,864,488	6,161,046	24,465,843
Personal Investment Class	29,241,289	117,474,079	122,816,314	7,507,109	2,607,398	2,396,710
Cash Management Class	250,561,787	167,870,713	403,407,200	150,101,377	31,386,742	30,668,351
Reserve Class	100,162,000	21,474,186	159,119,568	315,877,553	36,633,177	21,533,295
Resource Class	7,246,114	16,866,355	482,911,445	95,686,520	193,659	2,410,573
Corporate Class	169,617,163	8,660	1,173,207,880	316,435,870	2,943,821	32,064
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$97,023,640	$10,521,406	$45,771,710	$20,270,970	$453,811	$1,398,014

Expenses:
Advisory fees	29,921,521	3,951,862	22,331,528	6,083,349	356,867	1,449,627
Administrative services fees	2,374,789	694,531	2,256,398	1,249,788	62,757	218,127
Custodian fees	187,228	33,221	120,688	92,414	8,820	11,432
Distribution fees:
Private Investment Class	1,023,727	692,120	2,191,779	2,122,004	24,157	128,484
Personal Investment Class	517,084	783,713	975,648	96,858	22,678	18,445
Cash Management Class	293,621	346,729	3,735,084	191,153	43,233	40,725
Reserve Class	1,416,412	366,904	729,595	2,795,687	432,182	231,223
Resource Class	27,153	40,175	731,000	154,715	4,057	5,983
Corporate Class	464,640	23,965	444,357	186,931	781	2,553
Transfer agent fees	1,795,291	237,112	1,339,892	585,661	16,129	56,811
Trustees’ and officers’ fees and benefits	485,830	103,851	339,300	148,052	25,577	43,072
Registration and filing fees	120,547	89,413	127,445	161,437	77,432	80,068
Reports to shareholders	44,594	15,442	38,245	29,503	9,995	10,805
Professional services fees	319,232	89,443	228,076	197,864	56,427	58,645
Other	507,559	138,890	338,202	296,622	33,244	52,437
Total expenses	39,499,228	7,607,371	35,927,237	14,392,038	1,174,336	2,408,437
Less: Fees waived	(7,786,839)	(3,244,207)	(11,103,780)	(4,923,752)	(908,559)	(1,712,630)
Net expenses	31,712,389	4,363,164	24,823,457	9,468,286	265,777	695,807
Net investment income	65,311,251	6,158,242	20,948,253	10,802,684	188,034	702,207

Realized and unrealized gain from:
Net realized gain from Investment securities	647,321	1,377	223,426	118,647	15,288	5,988
Net increase in net assets resulting from operations	$65,958,572	$6,159,619	$21,171,679	$10,921,331	$203,322	$708,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2016 and 2015

	Liquid Assets Portfolio		STIC Prime Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$65,311,251	$14,869,394	$6,158,242	$2,593,491
Net realized gain	647,321	164,146	1,377	944
Net increase in net assets resulting from operations	65,958,572	15,033,540	6,159,619	2,594,435

Distributions to shareholders from net investment income:
Institutional Class	(59,772,506)	(14,147,500)	(4,848,718)	(1,854,672)
Private Investment Class	(183,013)	(30,767)	(213,182)	(132,350)
Personal Investment Class	(40,091)	(13,561)	(164,965)	(110,282)
Cash Management Class	(660,627)	(77,398)	(649,934)	(376,417)
Reserve Class	(87,134)	(14,433)	(53,243)	(18,513)
Resource Class	(15,089)	(12,035)	(32,359)	(20,138)
Corporate Class	(4,552,791)	(573,700)	(195,841)	(81,119)
Total distributions from net investment income	(65,311,251)	(14,869,394)	(6,158,242)	(2,593,491)

Share transactions–net:
Institutional Class	(5,553,230,110)	(2,640,861,091)	(156,797,441)	(148,752,146)
Private Investment Class	(42,171,998)	(61,736,842)	(21,155,334)	10,083,327
Personal Investment Class	(86,151,515)	(65,018,703)	(98,600)	(40,437,932)
Cash Management Class	(207,380,539)	(226,421,761)	(315,722,141)	29,823,610
Reserve Class	(56,031,914)	(23,801,101)	(28,926,016)	34,768,990
Resource Class	(65,429,204)	(62,863,904)	(2,843,872)	(12,328,636)
Corporate Class	(884,537,893)	383,540,344	(77,034,376)	17,489,399
Net increase (decrease) in net assets resulting from share transactions	(6,894,933,173)	(2,697,163,058)	(602,577,780)	(109,353,388)
Net increase (decrease) in net assets	(6,894,285,852)	(2,696,998,912)	(602,576,403)	(109,352,444)

Net assets:
Beginning of year	18,114,215,530	20,811,214,442	2,675,200,365	2,784,552,809
End of year*	$11,219,929,678	$18,114,215,530	$2,072,623,962	$2,675,200,365
* Includes accumulated undistributed net investment income	$2,544,735	$2,468,855	$873,178	$872,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2016 and 2015

	Treasury Portfolio		Government & Agency Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$20,948,253	$3,320,415	$10,802,684	$1,741,840
Net realized gain (loss)	223,426	(62,497)	118,647	116,517
Net increase in net assets resulting from operations	21,171,679	3,257,918	10,921,331	1,858,357

Distributions to shareholders from net investment income:
Institutional Class	(15,100,629)	(1,478,709)	(8,855,873)	(1,159,579)
Private Investment Class	(334,722)	(102,223)	(403,391)	(126,468)
Personal Investment Class	(86,109)	(29,788)	(10,692)	(12,667)
Cash Management Class	(3,039,766)	(1,317,452)	(218,373)	(167,941)
Reserve Class	(62,197)	(11,073)	(263,352)	(108,700)
Resource Class	(274,847)	(68,891)	(73,436)	(38,869)
Corporate Class	(2,049,983)	(312,279)	(977,567)	(127,616)
Total distributions from net investment income	(20,948,253)	(3,320,415)	(10,802,684)	(1,741,840)

Share transactions–net:
Institutional Class	12,017,922,118	369,868,233	6,496,754,225	891,380,297
Private Investment Class	98,893,095	(63,444,289)	(81,684,720)	75,509,267
Personal Investment Class	(39,231,210)	(350,960)	(29,659,491)	(3,981,249)
Cash Management Class	(4,900,693,362)	(2,293,402,486)	(72,740,853)	(247,006,196)
Reserve Class	123,516,873	(151,761,502)	8,359,709	(3,594,120)
Resource Class	158,444,863	(49,445,822)	(2,217,786)	(6,672,798)
Corporate Class	(597,367,186)	346,906,945	(314,733,978)	(28,642,460)
Net increase (decrease) in net assets resulting from share transactions	6,861,485,191	(1,841,629,881)	6,004,077,106	676,992,741
Net increase (decrease) in net assets	6,861,708,617	(1,841,692,378)	6,004,195,753	677,109,258

Net assets:
Beginning of year	15,908,338,238	17,750,030,616	5,939,068,874	5,261,959,616
End of year*	$22,770,046,855	$15,908,338,238	$11,943,264,627	$5,939,068,874
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$90,340	$(26,177)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2016 and 2015

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$188,034	$152,172	$702,207	$320,850
Net realized gain	15,288	5,675	5,988	17,500
Net increase in net assets resulting from operations	203,322	157,847	708,195	338,350

Distributions to shareholders from net investment income:
Institutional Class	(78,969)	(109,398)	(628,540)	(243,361)
Private Investment Class	(5,685)	(5,768)	(18,929)	(14,944)
Personal Investment Class	(2,859)	(2,191)	(1,951)	(1,433)
Cash Management Class	(43,887)	(25,467)	(33,087)	(29,656)
Reserve Class	(51,534)	(1,334)	(16,951)	(13,465)
Resource Class	(2,214)	(3,530)	(1,923)	(2,416)
Corporate Class	(2,886)	(4,484)	(826)	(15,575)
Total distributions from net investment income	(188,034)	(152,172)	(702,207)	(320,850)

Share transactions–net:
Institutional Class	15,581,368	(22,147,472)	(5,243,578)	(68,021,232)
Private Investment Class	177,746	(9,595,904)	(6,001,459)	(3,807,802)
Personal Investment Class	652,387	(1,843,611)	(1,226,815)	(98,681)
Cash Management Class	(13,633,574)	(3,080,076)	(20,346,066)	(9,705,701)
Reserve Class	30,758,077	5,171,160	(239,848)	(5,865,164)
Resource Class	(2,177,935)	(1,336,302)	(2,115,602)	(989,440)
Corporate Class	(25,066,209)	(22,499,992)	(26,445,210)	(5,044,078)
Net increase (decrease) in net assets resulting from share transactions	6,291,860	(55,332,197)	(61,618,578)	(93,532,098)
Net increase (decrease) in net assets	6,307,148	(55,326,522)	(61,612,590)	(93,514,598)

Net assets:
Beginning of year	194,783,419	250,109,941	593,917,908	687,432,506
End of year*	$201,090,567	$194,783,419	$532,305,318	$593,917,908
* Includes accumulated undistributed net investment income	$(12,543)	$(9,046)	$(104,955)	$(104,955)

Notes to Financial Statements

August 31, 2016

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

37                         Short-Term Investments Trust

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

38                         Short-Term Investments Trust

accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective June 1, 2016, under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

Prior to June 1, 2016, each Fund paid an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

For the year ended August 31, 2016, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.23%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective June 1, 2016, the Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding

39                         Short-Term Investments Trust

certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government TaxAdvantage Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

Prior to June 1, 2016, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$5,891,063	$—
STIC Prime Portfolio	1,377,124	136,428
Treasury Portfolio	4,380,127	1,051,494
Government & Agency Portfolio	366,030	—
Government TaxAdvantage Portfolio	372,951	52,268
Tax-Free Cash Reserve Portfolio	447,337	874,026

Voluntary fee waivers for the year ended August 31, 2016 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$99,694	$211,318	N/A	$885,468	$4,198	N/A
STIC Prime Portfolio	287,187	484,316	$107,517	287,424	11,997	$5,732
Treasury Portfolio	979,421	631,990	1,208,001	573,618	242,773	112,460
Government & Agency Portfolio	939,890	63,603	60,777	2,215,417	57,951	59,311
Government TaxAdvantage Portfolio	11,416	16,201	20,655	359,416	2,471	433
Tax-Free Cash Reserve Portfolio	57,485	12,897	23,117	194,184	3,808	2,525

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

40                         Short-Term Investments Trust

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively. Effective July 1, 2016, distribution fees were permanently reduced and distribution fee waivers were terminated.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Prior to July 1, 2016, the Plan provided that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Prior to July 1, 2016, IDI had contractually agreed to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the year ended August 31, 2016, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$358,572	$124,296	$52,901	$159,329	N/A	N/A
STIC Prime Portfolio	253,431	178,993	64,721	42,478	$6,859	N/A
Treasury Portfolio	768,847	232,704	735,740	65,351	121,254	N/A
Government & Agency Portfolio	769,628	23,340	35,166	306,939	25,700	N/A
Government TaxAdvantage Portfolio	10,894	5,217	7,754	48,095	788	N/A
Tax-Free Cash Reserve Portfolio	58,747	4,268	7,326	25,844	1,066	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

41                         Short-Term Investments Trust

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$798,840,636	$826,006,989	$0
STIC Prime Portfolio	472,213,697	441,746,422	0
Tax-Free Cash Reserve Portfolio	873,485,609	929,294,504	0

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2016 and 2015:

	2016	2015
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$65,311,251	$14,869,394
STIC Prime Portfolio	6,158,242	2,593,491
Treasury Portfolio	20,948,253	3,320,415
Government & Agency Portfolio	10,802,684	1,741,840
Government TaxAdvantage Portfolio	188,034	152,172
Tax-Free Cash Reserve Portfolio	702,207	320,850

42                         Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation) — Investments	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$7,374,505	$—	$(4,182,449)	$—	$11,216,737,622	$11,219,929,678
STIC Prime Portfolio	2,035,400	—	(1,160,845)	—	2,071,749,407	2,072,623,962
Treasury Portfolio	2,937,576	(306,340)	(2,491,581)	—	22,769,907,200	22,770,046,855
Government & Agency Portfolio	1,339,081	—	(1,130,094)	—	11,943,055,640	11,943,264,627
Government TaxAdvantage Portfolio	130,248	—	(142,789)	(3,159)	201,106,267	201,090,567
Tax-Free Cash Reserve Portfolio	305,509	—	(410,463)	(38,814)	532,449,086	532,305,318

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2016 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Government TaxAdvantage Portfolio	$—	$—	$3,159	$—	$3,159
Tax-Free Cash Reserve Portfolio	8,740	30,074	—	—	38,814

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2016
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Portfolio	$23,938,578,898	$—	$(306,340)	$(306,340)

*	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2016 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$75,880	$(75,880)	$—
STIC Prime Portfolio	944	(944)	—
Treasury Portfolio	—	—	—
Government & Agency Portfolio	116,517	(116,517)	—
Government TaxAdvantage Portfolio	(3,497)	—	3,497
Tax-Free Cash Reserve Portfolio	—	—	—

43                         Short-Term Investments Trust

NOTE 10—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	206,922,537,697	$206,922,537,697	285,396,098,619	$285,396,098,619
Private Investment Class	1,086,367,896	1,086,367,896	1,434,632,883	1,434,632,883
Personal Investment Class	147,332,561	147,332,561	538,543,116	538,543,116
Cash Management Class	3,527,556,735	3,527,556,735	4,326,518,141	4,326,518,141
Reserve Class	312,834,642	312,834,642	1,016,989,736	1,016,989,736
Resource Class	54,658,208	54,658,208	459,622,836	459,622,836
Corporate Class	12,789,032,744	12,789,032,744	5,521,655,244	5,521,655,244

Issued as reinvestment of dividends:
Institutional Class	16,030,218	16,030,218	3,973,048	3,973,048
Private Investment Class	51,160	51,160	8,279	8,279
Personal Investment Class	33,213	33,213	11,639	11,639
Cash Management Class	325,885	325,885	31,257	31,257
Reserve Class	78,372	78,372	14,378	14,378
Resource Class	14,018	14,018	12,396	12,396
Corporate Class	699,998	699,998	225,681	225,681

Reacquired:
Institutional Class	(212,491,798,025)	(212,491,798,025)	(288,040,932,758)	(288,040,932,758)
Private Investment Class	(1,128,591,054)	(1,128,591,054)	(1,496,378,004)	(1,496,378,004)
Personal Investment Class	(233,517,289)	(233,517,289)	(603,573,458)	(603,573,458)
Cash Management Class	(3,735,263,159)	(3,735,263,159)	(4,552,971,159)	(4,552,971,159)
Reserve Class	(368,944,928)	(368,944,928)	(1,040,805,215)	(1,040,805,215)
Resource Class	(120,101,430)	(120,101,430)	(522,499,136)	(522,499,136)
Corporate Class	(13,674,270,635)	(13,674,270,635)	(5,138,340,581)	(5,138,340,581)
Net increase (decrease) in share activity	(6,894,933,173)	$(6,894,933,173)	(2,697,163,058)	$(2,697,163,058)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 24% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	4,966,861,188	$4,966,861,188	5,941,737,037	$5,941,737,037
Private Investment Class	1,446,777,172	1,446,777,172	1,211,080,589	1,211,080,589
Personal Investment Class	677,491,586	677,491,586	1,182,870,259	1,182,870,259
Cash Management Class	2,194,654,168	2,194,654,168	3,144,474,982	3,144,474,982
Reserve Class	400,019,801	400,019,801	210,463,689	210,463,689
Resource Class	96,121,190	96,121,190	64,359,363	64,359,363
Corporate Class	518,160,731	518,160,731	1,149,830,507	1,149,830,507

Issued as reinvestment of dividends:
Institutional Class	1,393,044	1,393,044	454,008	454,008
Private Investment Class	78,349	78,349	56,232	56,232
Personal Investment Class	70,680	70,680	68,043	68,043
Cash Management Class	217,106	217,106	71,815	71,815
Reserve Class	50,303	50,303	14,807	14,807
Resource Class	25,322	25,322	16,256	16,256
Corporate Class	148,537	148,537	71,730	71,730

Reacquired:
Institutional Class	(5,125,051,673)	(5,125,051,673)	(6,090,943,191)	(6,090,943,191)
Private Investment Class	(1,468,010,855)	(1,468,010,855)	(1,201,053,494)	(1,201,053,494)
Personal Investment Class	(677,660,866)	(677,660,866)	(1,223,376,234)	(1,223,376,234)
Cash Management Class	(2,510,593,415)	(2,510,593,415)	(3,114,723,187)	(3,114,723,187)
Reserve Class	(428,996,120)	(428,996,120)	(175,709,506)	(175,709,506)
Resource Class	(98,990,384)	(98,990,384)	(76,704,255)	(76,704,255)
Corporate Class	(595,343,644)	(595,343,644)	(1,132,412,838)	(1,132,412,838)
Net increase (decrease) in share activity	(602,577,780)	$(602,577,780)	(109,353,388)	$(109,353,388)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	37,473,899,000	$37,473,899,000	16,766,462,244	$16,766,462,244
Private Investment Class	1,884,005,414	1,884,005,414	1,901,290,280	1,901,290,280
Personal Investment Class	980,594,144	980,594,144	1,101,975,367	1,101,975,367
Cash Management Class	14,484,295,170	14,484,295,170	26,793,251,842	26,793,251,842
Reserve Class	316,250,840	316,250,840	109,204,351	109,204,351
Resource Class	575,238,582	575,238,582	329,636,954	329,636,954
Corporate Class	20,782,139,048	20,782,139,048	18,168,487,688	18,168,487,688

Issued as reinvestment of dividends:
Institutional Class	5,368,737	5,368,737	922,038	922,038
Private Investment Class	43,130	43,130	15,296	15,296
Personal Investment Class	76,479	76,479	26,774	26,774
Cash Management Class	266,775	266,775	60,767	60,767
Reserve Class	50,478	50,478	7,169	7,169
Resource Class	52,190	52,190	8,488	8,488
Corporate Class	1,013,151	1,013,151	132,198	132,198

Reacquired:
Institutional Class	(25,461,345,619)	(25,461,345,619)	(16,397,516,049)	(16,397,516,049)
Private Investment Class	(1,785,155,449)	(1,785,155,449)	(1,964,749,865)	(1,964,749,865)
Personal Investment Class	(1,019,901,833)	(1,019,901,833)	(1,102,353,101)	(1,102,353,101)
Cash Management Class	(19,385,255,307)	(19,385,255,307)	(29,086,715,095)	(29,086,715,095)
Reserve Class	(192,784,445)	(192,784,445)	(260,973,022)	(260,973,022)
Resource Class	(416,845,909)	(416,845,909)	(379,091,264)	(379,091,264)
Corporate Class	(21,380,519,385)	(21,380,519,385)	(17,821,712,941)	(17,821,712,941)
Net increase (decrease) in share activity	6,861,485,191	$6,861,485,191	(1,841,629,881)	$(1,841,629,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

46                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	54,569,434,166	$54,569,434,166	37,416,050,435	$37,416,050,435
Private Investment Class	1,458,232,071	1,458,232,071	2,115,905,376	2,115,905,376
Personal Investment Class	71,882,635	71,882,635	134,224,028	134,224,028
Cash Management Class	2,062,748,073	2,062,748,073	5,837,371,862	5,837,371,862
Reserve Class	713,745,281	713,745,281	699,303,942	699,303,942
Resource Class	678,959,358	678,959,358	1,554,415,700	1,554,415,700
Corporate Class	3,670,809,701	3,670,809,701	4,660,748,011	4,660,748,011

Issued as reinvestment of dividends:
Institutional Class	1,972,829	1,972,829	199,188	199,188
Private Investment Class	116,496	116,496	37,056	37,056
Personal Investment Class	—	—	6	6
Cash Management Class	59,978	59,978	33,044	33,044
Reserve Class	149,381	149,381	67,656	67,656
Resource Class	16,833	16,833	13,926	13,926
Corporate Class	458,600	458,600	55,261	55,261

Reacquired:
Institutional Class	(48,074,652,770)	(48,074,652,770)	(36,524,869,326)	(36,524,869,326)
Private Investment Class	(1,540,033,287)	(1,540,033,287)	(2,040,433,165)	(2,040,433,165)
Personal Investment Class	(101,542,126)	(101,542,126)	(138,205,283)	(138,205,283)
Cash Management Class	(2,135,548,904)	(2,135,548,904)	(6,084,411,102)	(6,084,411,102)
Reserve Class	(705,534,953)	(705,534,953)	(702,965,718)	(702,965,718)
Resource Class	(681,193,977)	(681,193,977)	(1,561,102,424)	(1,561,102,424)
Corporate Class	(3,986,002,279)	(3,986,002,279)	(4,689,445,732)	(4,689,445,732)
Net increase in share activity	6,004,077,106	$6,004,077,106	676,992,741	$676,992,741

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

47                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	475,968,821	$475,968,821	368,612,267	$368,612,267
Private Investment Class	9,868,856	9,868,856	71,398,479	71,398,479
Personal Investment Class	11,195,355	11,195,355	8,341,042	8,341,042
Cash Management Class	37,314,802	37,314,802	87,930,861	87,930,861
Reserve Class	142,035,205	142,035,205	14,172,451	14,172,451
Resource Class	196	196	17,934,744	17,934,744
Corporate Class	14,372,709	14,372,709	187,300,005	187,300,005

Issued as reinvestment of dividends:
Institutional Class	43,479	43,479	84,605	84,605
Private Investment Class	2,495	2,495	3,065	3,065
Cash Management Class	42,181	42,181	24,731	24,731
Reserve Class	48,377	48,377	1,197	1,197
Resource Class	2,027	2,027	3,214	3,214
Corporate Class	3,097	3,097	4,203	4,203

Reacquired:
Institutional Class	(460,430,932)	(460,430,932)	(390,844,344)	(390,844,344)
Private Investment Class	(9,693,605)	(9,693,605)	(80,997,448)	(80,997,448)
Personal Investment Class	(10,542,968)	(10,542,968)	(10,184,653)	(10,184,653)
Cash Management Class	(50,990,557)	(50,990,557)	(91,035,668)	(91,035,668)
Reserve Class	(111,325,505)	(111,325,505)	(9,002,488)	(9,002,488)
Resource Class	(2,180,158)	(2,180,158)	(19,274,260)	(19,274,260)
Corporate Class	(39,442,015)	(39,442,015)	(209,804,200)	(209,804,200)
Net increase (decrease) in share activity	6,291,860	$6,291,860	(55,332,197)	$(55,332,197)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

48                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,024,153,591	$1,024,153,591	1,022,223,755	$1,022,223,755
Private Investment Class	41,102,729	41,102,729	48,653,591	48,653,591
Personal Investment Class	2,880,498	2,880,498	5,529,842	5,529,842
Cash Management Class	51,239,007	51,239,007	85,609,129	85,609,129
Reserve Class	53,662,145	53,662,145	57,041,089	57,041,089
Resource Class	80,556	80,556	2,830,839	2,830,839
Corporate Class	1,175,406	1,175,406	—	—

Issued as reinvestment of dividends:
Institutional Class	70,780	70,780	35,799	35,799
Private Investment Class	15,014	15,014	13,990	13,990
Personal Investment Class	11	11	651	651
Cash Management Class	13,782	13,782	13,598	13,598
Reserve Class	14,449	14,449	13,480	13,480
Resource Class	1,634	1,634	2,430	2,430
Corporate Class	1,040	1,040	15,648	15,648

Reacquired:
Institutional Class	(1,029,467,949)	(1,029,467,949)	(1,090,280,786)	(1,090,280,786)
Private Investment Class	(47,119,202)	(47,119,202)	(52,475,383)	(52,475,383)
Personal Investment Class	(4,107,324)	(4,107,324)	(5,629,174)	(5,629,174)
Cash Management Class	(71,598,855)	(71,598,855)	(95,328,428)	(95,328,428)
Reserve Class	(53,916,442)	(53,916,442)	(62,919,733)	(62,919,733)
Resource Class	(2,197,792)	(2,197,792)	(3,822,709)	(3,822,709)
Corporate Class	(27,621,656)	(27,621,656)	(5,059,726)	(5,059,726)
Net increase (decrease) in share activity	(61,618,578)	$(61,618,578)	(93,532,098)	$(93,532,098)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 11—Financial Highlights

Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.25%	$250,643	0.23	%(c)	0.28	%(c)	0.26	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	458,001	0.20		0.27		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	684,446	0.19		0.27		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	744,301	0.21		0.27		0.05
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	785,901	0.22		0.28		0.07
STIC Prime Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.20	167,872	0.19	(c)	0.30	(c)	0.21	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	483,595	0.07		0.29		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	453,771	0.06		0.29		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	451,190	0.11		0.29		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	358,387	0.15		0.30		0.05
Treasury Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.10	403,424	0.19	(c)	0.28	(c)	0.12	(c)
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	5,304,331	0.06		0.27		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,597,812	0.04		0.27		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	6,226,819	0.09		0.28		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,929,501	0.08		0.28		0.02
Government & Agency Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.13	150,104	0.18	(c)	0.24	(c)	0.15	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	222,853	0.08		0.23		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	469,858	0.06		0.23		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	635,001	0.11		0.24		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	673,598	0.10		0.23		0.03
Government TaxAdvantage Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	31,390	0.16	(c)	0.46	(c)	0.09	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	45,026	0.00		0.43		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	48,104	0.02		0.39		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	31,553	0.06		0.30		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	33,449	0.07		0.32		0.02
Tax-Free Cash Reserve Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	30,671	0.13	(c)	0.41	(c)	0.09	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	51,018	0.03		0.41		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	60,722	0.04		0.40		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	107,926	0.10		0.40		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	76,483	0.13		0.40		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $300,900, $352,511, $3,749,181, $194,984, $44,349 and $41,748 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

50                         Short-Term Investments Trust

NOTE 12—Subsequent Event

On July 23, 2014, the SEC amended certain regulations under the 1940 Act (“Amendments”) that govern the operation of registered money market funds. The Amendments, in effect, created three categories of money market funds: institutional funds offered primarily to institutions, retail funds offered primarily to natural persons, and government funds offered to both institutions and natural persons that invest primarily in U.S. government securities. The Board of Trustees of the Funds (the “Board”) approved the changes to the Funds listed below, which will become effective on or before October 12, 2016.

Under the Amendments, Liquid Assets Portfolio and STIC Prime Portfolio, both “institutional” money market funds, are required to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. Liquid Assets Portfolio’s and STIC Prime Portfolio’s floating NAVs will be rounded to four decimal places (e.g., $1.0000).

Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio, all “government” money market funds, and Tax-Free Cash Reserve Portfolio, a “retail” money market fund, will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio are required to invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements collateralized solely by cash and/or U.S. government securities.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio have the ability to impose a liquidity fee of up to 2% on redemptions and/or temporarily suspend redemptions for up to 10 days (“redemption gate”) in the event that weekly liquid assets fall below a designated threshold. The Board has adopted procedures to implement liquidity fees and redemption gates for Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio in this circumstance.

Further, the Board recently approved changes to the Government TaxAdvantage Portfolio’s investment strategies to reposition the Fund as a Treasury-only portfolio, including changing the Fund’s name to “Treasury Obligations Portfolio.” These changes are scheduled to take effect on or about November 4, 2016.

In addition, Liquid Assets Portfolio declared the following dividends from short term capital gains, which was payable to all share classes, subsequent to August 31, 2016:

Declaration Date	Amount per Share	Record Date	Payable Date
September 12, 2016	$0.00036112	September 12, 2016	September 13, 2016
October 7, 2016	$0.00016120	October 7, 2016	October 11, 2016

51                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Cash Management Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Cash Management Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trusts”) at August 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of the Cash Management Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 24, 2016

Houston, Texas

52                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Cash Management Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,001.70	$1.21	$1,023.93	$1.22	0.24%
STIC Prime Portfolio	1,000.00	1,001.30	1.21	1,023.93	1.22	0.24
Treasury Portfolio	1,000.00	1,000.80	1.21	1,023.93	1.22	0.24
Government & Agency Portfolio	1,000.00	1,001.00	1.16	1,023.98	1.17	0.23
Government TaxAdvantage Portfolio	1,000.00	1,000.60	0.85	1,024.28	0.87	0.17
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.60	1.11	1,024.03	1.12	0.22

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2016, through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

53                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts). During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the

54                         Short-Term Investments Trust

fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

55                         Short-Term Investments Trust

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted

56                         Short-Term Investments Trust

that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but each fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers

Government Taxadvantage Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco

Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing each Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

57                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2016:

Federal and State Income Tax
	Long-Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	$532	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	—	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	—	0.00%	0.00%	44.50%	0.00%
Government & Agency Portfolio	—	0.00%	0.00%	7.13%	0.00%
Government TaxAdvantage Portfolio	—	0.00%	0.00%	32.82%	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%	0.00%	0.00%	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$75,349	0.00%
STIC Prime Portfolio	944	0.00%
Treasury Portfolio	—	100%
Government & Agency Portfolio	116,517	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

58                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US) Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			147	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent) Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, Invesco Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as Invesco Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			147	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	147	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company); Member of the Audit Committee, Ferroglobe PLC and Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	147	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society, Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	147	Trustee, Evans Scholarship Foundation
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including Nature’s Sunshine Products, Inc.

Formerly: Director, The Boss Group, Ltd. and Reich & Tang Funds (5 portfolios) (registered investment company); Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			147	Director of Nature’s Sunshine Products, Inc.
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	147	None
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University and Director, Arvest Bank	147	Director of Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	147	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	147	None
Raymond Stickel, Jr. — 1944 Trustee	2006	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	147	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor and Executive-in-Residence, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	147	None

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Suzanne H. Woolsey — 1941 Trustee	2014	Retired. Formerly: Chief Executive Officer of Woolsey Partners LLC	147	Director, SunShare LLC; Trustee, Ocean Conservancy; Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses and of Colorado College; Trustee, Chair, Business and Finance Committee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010, Trustee of the Rocky Mountain Institute
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Karen Dunn Kelley — 1960 Senior Vice President	1989

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman and Director, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Senior Vice President, The Invesco Funds

Formerly: Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management DAC (formerly known as INVESCO Global Asset Management Limited) and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco AIM Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-3 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2016

Corporate Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

    (Renamed Treasury Obligations Portfolio effective November 4, 2016)

Tax-Free Cash Reserve Portfolio

2 Letters to Shareholders

4 Fund Data

5 Fund Objectives and Strategies

6 Fund Composition by Maturity

8 Schedules of Investments

32 Financial Statements

37 Notes to Financial Statements

50 Financial Highlights

52 Auditor’s Report

53 Fund Expenses

54 Approval of Investment Advisory and Sub-Advisory Contracts

58 Tax Information

T-1 Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2016. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued, but at a slightly slower pace than the prior fiscal year. The US economy continued to add jobs, bringing the unemployment rate below 5% while inflation remained subdued.[1] Against this backdrop, the Fed raised the federal funds target rate from a range of zero to 0.25% to a range of 0.25% to 0.50% in December 2015.[2] The quarter-point increase was the first increase in almost a decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slow global growth and the potential impact of Brexit – the decision by UK voters to leave the European Union. These risks, coupled with continued low US inflation, limited the Fed to just the one quarter-point hike over the reporting period.

Short-term yields increased primarily due to the Fed’s increase in the fed funds rate. For example, the 12-month US Treasury bill yielded 0.57% on August 31, 2016, up 22 basis points from a year earlier.[3] (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 51 basis points to 0.84% over the reporting period.[3] However, much of that increase occurred late in the reporting period as money market investors shifted assets from prime money market funds to government money market funds; this resulted in declining demand for Libor-based assets such as certificates of deposit and commercial paper. Looking forward, expectations are that the Fed will raise the federal funds target rate, but at a slower and more methodical pace than the markets thought last year at this time.

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in July of 2014, which were fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. Invesco has been thoughtfully evaluating the impact of money market reform and the impact this reform will have on our investors and our product line. Throughout this process, we have been listening to your questions and working through the concerns that you have articulated to ensure our products continue to meet your needs. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

■	Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund Data

Corporate Class data as of 8/31/16
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	10 - 42 days	11 days	17 days	$169.7 million
STIC Prime	7 - 19 days	8 days	8 days	8.7 thousand
Treasury	29 - 54 days	48 days	97 days	1.2 billion
Government & Agency	24 - 54 days	49 days	105 days	316.4 million
Government TaxAdvantage	17 - 58 days	37 days	65 days	2.9 million
Tax-Free Cash Reserve	14 - 38 days	14 days	22 days	32.1 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Effective on or about October 12, 2016, changes were made to the redemption, shareholder eligibility and pricing procedures for certain of Invesco’s Money Market Funds (“Funds”), in compliance with new regulatory requirements that took effect on October 14, 2016. Pursuant to these requirements, some of the Funds will transact at a floating net asset value and/or be subject to liquidity fees and redemption gates under certain circumstances. Please see the Funds’ current prospectuses, which can be found at invesco.com/prospectus, for descriptions of the current redemption, shareholder eligibility and pricing procedures.

4                         Short-Term Investments Trust

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash and government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

5                         Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/16
	Liquid Assets Portfolio 1-9, 11-13	STIC Prime Portfolio 1-9, 11-13	Treasury Portfolio 2, 4-7, 10-11, 13	Government & Agency Portfolio 2, 4-7, 10-11, 13	Government TaxAdvantage Portfolio 2, 4-7, 11, 13	Tax-Free Cash Reserve Portfolio 1-8, 11-13
1 - 7	64.5%	69.4%	50.4%	37.9%	29.8%	92.6%
8 - 30	12.0	21.4	5.3	14.9	26.7	0.8
31 - 60	10.9	9.2	1.6	5.2	10.9	0.1
61 - 90	11.8	0.0	8.4	6.8	11.0	0.0
91 - 180	0.8	0.0	18.6	18.4	17.5	1.1
181+	0.0	0.0	15.7	16.8	4.1	5.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Liquidity risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
5	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
6	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

6                         Short-Term Investments Trust

7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
8	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatment that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
9	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
10	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
11	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
12	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
13	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

7                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–48.00%
Abbey National Treasury Services PLC	0.42%	09/06/2016	$100,000	$100,000,000
Abbey National Treasury Services PLC	0.43%	09/02/2016	175,000	175,000,000
Australia & New Zealand Banking Group, Ltd.(a)	0.31%	09/01/2016	368,000	368,000,000
Bank of Montreal(a)(b)	0.84%	09/07/2016	100,000	100,000,000
Bank of Montreal(a)(b)	0.84%	11/10/2016	200,000	200,000,000
Bank of Nova Scotia(a)(b)	0.93%	09/30/2016	120,100	120,100,000
Bank of Nova Scotia(a)(b)	0.98%	09/09/2016	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)	0.41%	09/06/2016	100,000	100,000,000
BNP Paribas S.A.(a)	0.30%	09/01/2016	200,000	200,000,000
Canadian Imperial Bank of Commerce(a)	0.30%	09/01/2016	290,000	290,000,000
Canadian Imperial Bank of Commerce(a)	0.90%	09/20/2016	75,000	75,000,000
Canadian Imperial Bank of Commerce(a)	0.93%	11/21/2016	90,000	90,000,000
Citibank, N.A.	0.53%	09/02/2016	45,000	45,000,000
Credit Industriel et Commercial(a)	0.38%	09/07/2016	70,000	70,000,000
Dexia Credit Local S.A.(a)(b)	0.86%	09/13/2016	100,000	100,000,000
Dexia Credit Local S.A.(a)	0.87%	11/14/2016	90,000	90,000,000
DNB Bank ASA(a)	0.30%	09/01/2016	478,478	478,477,949
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	0.75%	09/06/2016	50,000	50,000,827
HSBC Bank PLC(a)(b)(c)	0.97%	11/17/2016	107,000	107,000,000
KBC Bank N.V.(a)	0.41%	09/07/2016	100,000	100,000,000
KBC Bank N.V.(a)	0.42%	09/01/2016	100,000	100,000,000
Royal Bank of Canada(a)(b)	0.81%	10/03/2016	300,000	300,000,000
Skandinaviska Enskilda Banken AB(a)	0.30%	09/01/2016	580,000	580,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.42%	09/06/2016	100,000	100,000,000
Svenska Handelsbanken AB(a)	0.30%	09/01/2016	500,000	500,000,000
Svenska Handelsbanken AB(a)(b)	0.84%	09/19/2016	100,000	100,000,000
Swedbank AB(a)	0.30%	09/01/2016	350,000	350,000,000
Swedbank AB(a)	0.39%	09/06/2016	145,000	145,000,000
Swedbank AB(a)	0.39%	09/07/2016	80,000	80,000,000
Toronto-Dominion Bank (The)(a)(b)	0.87%	11/07/2016	77,000	77,000,000
UBS AG(a)(b)	0.93%	12/13/2016	95,000	95,000,000
Total Certificates of Deposit (Cost $5,385,578,776)				5,385,578,776

Commercial Paper–24.47%(d)
Asset-Backed Securities — Consumer Receivables–0.80%
Old Line Funding, LLC(c)	0.74%	09/16/2016	90,000	89,972,250

Asset-Backed Securities — Fully Supported–2.72%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(a)(c)	0.55%	10/03/2016	25,000	24,985,556
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(a)(c)	0.65%	09/06/2016	50,000	49,996,180
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	0.66%	09/12/2016	50,000	49,989,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)	0.69%	10/12/2016	115,000	115,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)	0.84%	10/12/2016	64,750	64,750,000
				304,721,653

Asset-Backed Securities — Fully Supported Bank–6.65%
Alpine Securitization Ltd. (CEP–Credit Suisse AG)(a)(c)	0.55%	09/08/2016	65,000	64,993,049
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.43%	09/06/2016	100,000	99,994,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Anglesea Funding LLC (Multi–CEP’s)(a)(b)(c)	0.76%	10/03/2016	$135,000	$135,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(a)	0.58%	09/02/2016	34,300	34,299,447
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.87%	09/12/2016	75,000	74,980,062
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.88%	11/10/2016	60,000	59,897,333
Halkin Finance LLC (Multi–CEP’s)(a)(c)	0.60%	09/06/2016	50,000	49,995,833
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.66%	09/01/2016	30,000	30,000,000
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.67%	09/01/2016	26,600	26,600,000
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.86%	11/16/2016	50,000	49,909,222
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.61%	09/08/2016	25,000	24,997,035
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.54%	09/08/2016	35,000	34,996,325
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.58%	09/12/2016	50,000	49,991,139
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.60%	09/09/2016	10,000	9,998,667
				745,652,140

Asset-Backed Securities — Multi-Purpose–0.89%
Versailles Commercial Paper LLC(b)(c)	0.66%	10/14/2016	100,000	100,000,000

Diversified Banks–11.67%
BNP Paribas S.A.(a)	0.41%	09/06/2016	100,000	99,994,306
BNP Paribas S.A.(a)	0.41%	09/07/2016	130,000	129,991,117
Dexia Credit Local S.A.(a)	0.65%	09/12/2016	102,450	102,429,652
DNB Bank ASA(a)(c)	0.88%	09/12/2016	75,000	74,979,833
ING (US) Funding LLC(a)	0.70%	09/08/2016	37,325	37,319,920
ING (US) Funding LLC(a)	0.70%	09/09/2016	125,000	124,980,556
Mizuho Bank, Ltd.(a)(c)	0.41%	09/06/2016	100,000	99,994,306
Societe Generale S.A.(a)	0.29%	09/01/2016	500,000	500,000,000
Sumitomo Mitsui Banking Corp.(a)(c)	0.67%	09/01/2016	140,000	140,000,000
				1,309,689,690

Other Diversified Financial Services–0.76%
Nationwide Building Society(a)(c)	0.73%	09/15/2016	85,000	84,975,869

Regional Banks–0.76%
HSBC Bank PLC(a)(b)	0.90%	09/06/2016	85,000	85,000,000

Specialized Finance–0.22%
CDP Financial Inc.(a)(c)	0.55%	09/08/2016	25,000	24,997,326
Total Commercial Paper (Cost $2,745,008,928)				2,745,008,928

Medium-Term Notes–5.43%
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes(b)	0.76%	10/19/2016	235,000	235,000,000
Unsec. Medium-Term Floating Rate Notes(b)	0.82%	10/29/2016	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(a)(b)(c)	0.91%	11/04/2016	150,000	150,000,000
Total Medium-Term Notes (Cost $610,000,000)				610,000,000

Variable Rate Demand Notes–5.07%(e)
Credit Enhanced–4.99%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.51%	06/01/2029	2,535	2,535,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.62%	12/01/2028	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Blair (County of), Pennsylvania Industrial Development Authority (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	10/01/2028	$39,900	$39,900,000
California (State of) Statewide Communities Development Authority (Birchcrest Apartments); Series 2001 S, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.76%	08/01/2032	1,500	1,500,000
California (State of); Series 2003 C-4, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.56%	05/01/2033	11,140	11,140,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.49%	07/01/2038	4,685	4,685,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.56%	09/01/2033	18,684	18,684,000
District of Columbia (Pew Charitable Trusts (The)); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	04/01/2038	70,000	70,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.57%	03/01/2030	3,272	3,272,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	06/01/2037	5,318	5,318,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(f)	0.65%	08/01/2027	1,000	1,000,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.63%	12/01/2028	8,500	8,500,000
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	02/01/2040	19,500	19,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(f)	0.59%	02/01/2042	10,800	10,800,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage Network); Series 2006, VRD RB (LOC–US Bank, N.A.)(f)	0.59%	05/01/2036	2,330	2,330,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–US Bank, N.A.)(f)	0.59%	10/01/2033	3,901	3,901,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	09/01/2048	20,435	20,435,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 & 240); Series 1993, VRD Special Assessment RB (LOC–U.S.Bank, N.A.)(f)	0.50%	04/01/2033	7,000	7,000,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(c)(f)	0.59%	04/01/2047	43,600	43,600,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	0.56%	05/01/2037	19,980	19,980,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.58%	10/01/2042	1,500	1,500,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.57%	07/01/2038	9,000	9,000,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.60%	07/15/2036	3,965	3,965,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(f)	0.58%	11/01/2044	30,000	30,000,000
New York (State of) Housing Finance Agency (625 West 57th Street Housing); Series 2015 A-1, VRD RB (LOC–Bank of New York Mellon (The))(f)	0.57%	05/01/2049	69,050	69,050,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.57%	11/01/2041	9,500	9,500,000
New York City Housing Development Corp. (Crest (The)); Series 2005 A, VRD MFH RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(f)	0.65%	12/01/2036	16,730	16,730,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.58%	08/01/2034	10,433	10,433,000
Philadelphia School District; Series 2016 C, Ref. VRD Limited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.58%	09/01/2030	32,259	32,259,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.56%	07/01/2040	1,970	1,970,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	04/01/2026	$1,193	$1,193,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	07/01/2037	29,872	29,872,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.60%	06/15/2031	1,945	1,945,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.66%	06/01/2041	6,990	6,990,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.58%	11/15/2043	14,950	14,950,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.66%	09/15/2036	4,375	4,375,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.59%	07/01/2027	5,884	5,884,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	08/15/2034	14,500	14,500,000
				560,196,000

Other Variable Rate Demand Notes–0.08%
Federal Home Loan Mortgage Corp.; Series M028, Class A, VRD MFH Ctfs.	0.65%	09/15/2024	8,425	8,425,000
Total Variable Rate Demand Notes (Cost $568,621,000)				568,621,000

U.S. Treasury Bills–1.96%(d)
U.S. Treasury Bills (Cost $219,771,444)	0.45%	11/25/2016	220,000	219,771,444
TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.93% (Cost $9,528,980,148)				9,528,980,148

			Repurchase Amount
Repurchase Agreements–15.45%(g)
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $600,006,167 (collateralized by a U.S. Treasury obligation valued at $611,526,891; 0.13%, 04/15/2020)	0.37%	09/01/2016	600,006,167	600,000,000
Citigroup Global Markets Inc., term agreement dated 04/11/2016, maturing value of $60,000,000 (collateralized by domestic and foreign non-agency asset-backed securities valued at $66,000,001; 0%-5.06%, 09/25/2034-12/26/2050)(b)	1.00%	12/02/2016	60,000,000	60,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2016, maturing value of $100,011,667 (collateralized by domestic and foreign agency mortgage-backed securities valued at $110,000,935; 0%-9.86%, 11/26/2035-02/25/2056)(a)(h)	0.60%	09/07/2016	100,011,667	100,000,000
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $10,000,147 (collateralized by a domestic corporate obligation valued at $10,500,782; 2.70%, 05/13/2022)(a)	0.53%	09/01/2016	10,000,147	10,000,000
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $10,002,256 (collateralized by domestic corporate obligations valued at $10,502,355; 2.40%-3.75%, 08/08/2026-02/12/2045)(a)	0.58%	09/07/2016	10,002,256	10,000,000
ING Financial Markets, LLC, term agreement dated 08/29/2016, maturing value of $30,003,467 (collateralized by domestic and foreign corporate obligations valued at $31,502,179; 2.00%-5.88%, 10/19/2016-02/23/2046)(a)	0.52%	09/06/2016	30,003,467	30,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	375,826,634	375,823,293
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/31/2016, maturing value of $250,230,903 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securities and a foreign corporate obligation valued at $267,421,524; 0%-16.76%, 07/28/2020-08/25/2055)(b)	0.95%	10/05/2016	250,230,903	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., term agreement dated 08/01/2016, maturing value of $98,113,190 (collateralized by domestic agency mortgage-backed securities valued at $99,960,000; 0%-6.18%, 12/25/2033-07/25/2046)(a)(h)	0.66%	10/03/2016	$98,113,190	$98,000,000
Societe Generale, agreement dated 08/31/2016, maturing value of $100,000,011 (collateralized by a U.S. Treasury obligation valued at $102,033,328; 0.14%, 05/31/2021)	0.38%	09/01/2016	100,000,011	99,998,955
Wells Fargo Securities, LLC, agreement dated 08/31/2016, maturing value of $100,001,111 (collateralized by domestic corporate obligations valued at $105,000,000; 0%, 09/01/2016-09/07/2016)	0.40%	09/01/2016	100,001,111	100,000,000
Total Repurchase Agreements (Cost $1,733,822,248)				1,733,822,248
TOTAL INVESTMENTS(i)(j)–100.38% (Cost $11,262,802,396)				11,262,802,396
OTHER ASSETS LESS LIABILITIES–(0.38)%				(42,872,718)
NET ASSETS–100.00%				$11,219,929,678

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 15.6%; Canada: 13.6%; France: 11.9%; Japan: 5.2%; other countries less than 5% each: 24.8%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $1,706,229,013, which represented 15.21% of the Fund’s Net Assets.
(d)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
BNP Paribas S.A.	5.4%
Svenska Handelsbanken AB	5.3
Skandinaviska Enskilda Banken AB	5.2
Swedbank AB	5.1
Societe Generale S.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–38.84%
Abbey National Treasury Services PLC	0.43%	09/02/2016	$25,000	$25,000,000
Australia & New Zealand Banking Group, Ltd.(a)	0.31%	09/01/2016	100,000	100,000,000
BNP Paribas S.A.(a)	0.30%	09/01/2016	75,000	75,000,000
Canadian Imperial Bank of Commerce(a)	0.30%	09/01/2016	75,000	75,000,000
Citibank, N.A.	0.53%	09/02/2016	30,000	30,000,000
DNB Bank ASA(a)	0.30%	09/01/2016	60,000	60,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	0.55%	09/12/2016	50,000	50,000,000
Lloyds Bank PLC(a)	0.30%	09/01/2016	50,000	50,000,000
Skandinaviska Enskilda Banken AB(a)	0.30%	09/01/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.58%	09/01/2016	40,000	40,000,000
Svenska Handelsbanken AB(a)	0.30%	09/01/2016	50,000	50,000,000
Svenska Handelsbanken AB(a)	0.53%	09/16/2016	50,000	50,000,104
Swedbank AB(a)	0.30%	09/01/2016	100,000	100,000,000
Total Certificates of Deposit (Cost $805,000,104)				805,000,104

Commercial Paper–31.96%(b)
Asset-Backed Securities — Fully Supported–2.17%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.56%	09/09/2016	20,000	19,997,511
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	0.58%	09/06/2016	25,000	24,997,986
				44,995,497

Asset-Backed Securities — Fully Supported Bank–16.45%
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.61%	09/06/2016	25,000	24,997,882
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.59%	09/02/2016	15,000	14,999,754
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.76%	10/05/2016	30,000	29,978,467
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.60%	09/07/2016	10,000	9,999,000
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(a)	0.70%	10/03/2016	30,000	29,981,333
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(a)	0.58%	09/02/2016	15,000	14,999,758
Cedar Springs Capital Co. LLC (CEP–UBS AG)(a)(c)	0.57%	09/15/2016	50,000	49,988,917
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.67%	09/02/2016	45,000	44,999,162
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.61%	10/07/2016	20,000	19,987,800
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.61%	09/08/2016	15,000	14,998,221
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.60%	09/09/2016	66,000	65,991,200
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.58%	09/12/2016	20,000	19,996,456
				340,917,950

Asset-Backed Securities — Multi–Purpose–2.41%
Nieuw Amsterdam Receivables Corp.(a)(c)	0.63%	10/07/2016	50,000	49,968,500

Diversified Banks–8.30%
Bank of Nova Scotia(a)(c)	0.60%	09/19/2016	40,000	39,988,000
BNP Paribas S.A.(a)	0.51%	09/02/2016	25,000	24,999,646
DNB Bank ASA(a)(c)	0.54%	10/03/2016	40,000	39,980,800
NRW Bank(a)(c)	0.55%	09/19/2016	30,000	29,991,750
NRW Bank(a)(c)	0.61%	09/26/2016	37,000	36,984,326
				171,944,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–2.63%
CDP Financial Inc.(a)(c)	0.48%	09/08/2016	$46,000	$45,995,707
CDP Financial Inc.(a)(c)	0.55%	09/08/2016	8,000	8,499,091
				54,494,798
Total Commercial Paper (Cost $662,321,267)				662,321,267

Variable Rate Demand Notes–12.48%(d)
Credit Enhanced–12.48%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.51%	06/01/2029	1,935	1,935,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.78%	09/01/2019	2,373	2,373,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.62%	12/01/2028	5,510	5,510,000
Blair (County of), Pennsylvania Industrial Development Authority (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	10/01/2028	15,000	15,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	06/01/2037	6,000	6,000,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, MFH VRD RB (LOC–Citibank, N.A.)(e)	0.63%	10/01/2039	10,380	10,380,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.56%	09/01/2033	4,190	4,190,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.67%	04/01/2024	164	164,000
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.64%	06/15/2025	3,975	3,975,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.60%	05/01/2036	7,140	7,140,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.58%	11/01/2030	1,104	1,104,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(e)	0.57%	11/01/2024	4,715	4,715,000
Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.59%	06/01/2048	3,822	3,822,000
Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.57%	02/15/2042	4,829	4,829,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	01/01/2038	2,665	2,665,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.59%	05/01/2036	305	305,000
Illinois (State of) Finance Authority (Waste Management, Inc.); Series 2003, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.65%	09/01/2027	5,000	5,000,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 and 240); Series 1993, VRD Special Assessment RB (LOC–U.S. Bank, N.A.)(e)	0.50%	04/01/2033	13,400	13,400,000
Jets Stadium Development, LLC; Series 2007 A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(c)(e)	0.59%	04/01/2047	59,200	59,200,000
Loudoun (County of), Virginia Industrial Development Authority (Loudoun County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	03/01/2038	2,658	2,658,000
Louisa (County of), Virginia Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	10/01/2030	634	634,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(c)(e)	0.54%	01/01/2033	5,535	5,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.60%	07/01/2028	725	725,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(e)	0.58%	11/01/2044	10,900	10,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.63%	11/01/2044	$3,400	$3,400,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.63%	11/01/2046	12,911	12,911,000
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	03/01/2031	7,233	7,233,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)	0.58%	06/01/2025	10,710	10,710,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.58%	08/01/2034	7,311	7,311,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.57%	07/01/2032	1,048	1,048,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.58%	05/01/2032	2,152	2,152,000
Philadelphia School District; Series 2016 C, Ref. VRD Limited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.58%	09/01/2030	5,496	5,496,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	04/01/2026	519	519,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	07/01/2037	2,250	2,250,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	03/01/2028	2,702	2,702,000
Southfield Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	10/01/2031	809	809,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.59%	10/01/2033	3,241	3,241,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.60%	05/01/2042	11,298	11,298,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.59%	07/15/2031	1,750	1,750,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(e)	0.59%	07/01/2027	3,106	3,106,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	08/15/2034	10,608	10,608,000
Total Variable Rate Demand Notes (Cost $258,703,000)				258,703,000

U.S. Government Sponsored Agency Securities–1.23%
Overseas Private Investment Corp. (OPIC)–1.23%(d)
Unsec. Gtd. VRD COP	0.43%	05/15/2030	11,596	11,596,000
Unsec. Gtd. VRD COP	0.58%	09/15/2022	10,000	10,000,000
Unsec. Gtd. VRD COP	0.58%	09/20/2022	4,000	4,000,000
Total U.S. Government Sponsored Agency Securities (Cost $25,596,000)				25,596,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.51% (Cost $1,751,620,371)				1,751,620,371

			Repurchase Amount
Repurchase Agreements–15.48%(f)
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2016, maturing value of $80,009,333 (collateralized by domestic agency mortgage-backed securities valued at $84,000,275; 0%-14.72%, 10/27/2034-11/25/2057)(a)(g)	0.60%	09/07/2016	80,009,333	80,000,000
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $75,001,104 (collateralized by domestic and foreign corporate obligations valued at $79,467,518; 1.72%-8.40%, 06/24/2018-11/15/2045)(a)	0.53%	09/01/2016	75,001,104	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 08/29/2016, maturing value of $15,001,733 (collateralized by domestic corporate obligations valued at $16,503,190; 2.40%-3.70%, 05/13/2022-08/08/2046)(a)	0.52%	09/06/2016	$15,001,733	$15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	25,474,985	25,474,759
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/31/2016, maturing value of $20,268,703 (collateralized by a domestic non-agency mortgage-backed security valued at $22,275,000; 0%, 08/10/2045)	0.95%	10/05/2016	20,268,703	20,250,000
RBC Capital Markets Corp., term agreement dated 08/01/2016, maturing value $105,121,275 (collateralized by domestic agency asset-backed securities valued at $107,100,000; 0%-6.74%, 03/15/2028-07/20/2046)(a)(g)	0.66%	10/03/2016	105,121,275	105,000,000
Total Repurchase Agreements (Cost $320,724,759)				320,724,759
TOTAL INVESTMENTS(h)(i)–99.99% (Cost $2,072,345,130)				2,072,345,130
OTHER ASSETS LESS LIABILITIES–0.01%				278,832
NET ASSETS–100.00%				$2,072,623,962

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi–Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 14.5%; Canada: 14.4%; Netherlands: 10.1%; France: 9.2%; Japan: 8.9%; Germany: 7.4%; Switzerland: 6.3%; other countries less than 5% each: 14.2%.
(b)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”).The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $632,077,544, which represented 30.50% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–46.78%
U.S. Treasury Bills–27.08%(a)
U.S. Treasury Bills	0.48%	09/08/2016	$300,000	$299,972,292
U.S. Treasury Bills	0.49%	09/15/2016	150,000	149,971,708
U.S. Treasury Bills	0.51%	09/15/2016	200,000	199,960,722
U.S. Treasury Bills	0.48%	09/29/2016	400,000	399,852,222
U.S. Treasury Bills	0.33%	10/20/2016	200,000	199,912,481
U.S. Treasury Bills	0.39%	11/10/2016	914	913,525
U.S. Treasury Bills	0.40%	11/17/2016	141,000	140,880,875
U.S. Treasury Bills	0.31%	11/25/2016	400,000	399,711,000
U.S. Treasury Bills	0.45%	11/25/2016	158,000	157,835,855
U.S. Treasury Bills	0.46%	11/25/2016	250,000	249,734,375
U.S. Treasury Bills	0.32%	12/01/2016	300,000	299,761,125
U.S. Treasury Bills	0.33%	12/01/2016	450,000	449,629,174
U.S. Treasury Bills	0.34%	12/01/2016	400,000	399,661,276
U.S. Treasury Bills	0.49%	12/01/2016	200,000	199,757,333
U.S. Treasury Bills	0.40%	01/12/2017	200,000	199,705,922
U.S. Treasury Bills	0.42%	01/19/2017	200,000	199,677,222
U.S. Treasury Bills	0.43%	01/19/2017	200,000	199,668,666
U.S. Treasury Bills	0.44%	01/26/2017	200,000	199,648,833
U.S. Treasury Bills	0.40%	02/02/2017	195,000	194,670,505
U.S. Treasury Bills	0.42%	02/09/2017	150,000	149,724,958
U.S. Treasury Bills	0.44%	02/16/2017	171,000	170,652,870
U.S. Treasury Bills	0.45%	02/16/2017	234,000	233,514,061
U.S. Treasury Bills	0.45%	02/23/2017	150,000	149,676,979
U.S. Treasury Bills	0.46%	02/23/2017	402,000	401,120,625
U.S. Treasury Bills	0.59%	04/27/2017	124,000	123,528,218
U.S. Treasury Bills	0.57%	06/22/2017	200,000	199,085,333
U.S. Treasury Bills	0.55%	07/20/2017	48,000	47,766,013
U.S. Treasury Bills	0.57%	07/20/2017	152,000	151,242,727
				6,167,236,895

U.S. Treasury Notes–19.70%
U.S. Treasury Floating Rate Notes(b)	0.50%	10/31/2017	706,250	706,054,380
U.S. Treasury Floating Rate Notes(b)	0.61%	01/31/2018	300,000	300,160,479
U.S. Treasury Floating Rate Notes(b)	0.53%	04/30/2018	664,000	664,091,065
U.S. Treasury Floating Rate Notes(b)	0.51%	07/31/2018	445,240	445,284,285
U.S. Treasury Notes	1.00%	09/30/2016	150,000	150,055,611
U.S. Treasury Notes	3.13%	10/31/2016	152,492	153,142,665
U.S. Treasury Notes	4.63%	11/15/2016	350,000	353,023,406
U.S. Treasury Notes	0.50%	11/30/2016	100,000	100,017,911
U.S. Treasury Notes	2.75%	11/30/2016	150,000	150,804,893
U.S. Treasury Notes	0.88%	01/31/2017	200,000	200,280,423
U.S. Treasury Notes	0.63%	02/15/2017	100,000	100,052,663
U.S. Treasury Notes	4.63%	02/15/2017	225,000	229,206,093
U.S. Treasury Notes	0.50%	02/28/2017	100,000	99,962,854
U.S. Treasury Notes	0.88%	02/28/2017	50,000	50,084,753
U.S. Treasury Notes	3.00%	02/28/2017	50,000	50,608,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Notes	0.50%	04/30/2017	$176,000	$175,980,117
U.S. Treasury Notes	0.88%	04/30/2017	150,000	150,356,964
U.S. Treasury Notes	2.75%	05/31/2017	200,000	203,258,333
U.S. Treasury Notes	2.50%	06/30/2017	200,000	203,122,584
				4,485,547,486
Total U.S. Treasury Securities (Cost $10,652,784,381)				10,652,784,381
TOTAL INVESTMENTS (excluding Repurchase Agreements)–46.78% (Cost $10,652,784,381)				10,652,784,381

			Repurchase Amount
Repurchase Agreements–58.35%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2016, maturing value of $350,003,208 (collateralized by U.S. Treasury obligations valued at $357,000,033; 1.50%-5.38%, 12/31/2018-11/15/2045)	0.33%	09/01/2016	350,003,208	350,000,000
Bank of Montreal, term agreement dated 08/04/2016, maturing value of $250,250,347 (collateralized by U.S. Treasury obligations valued at $255,000,094; 0.36%-8.75%, 07/31/2017-05/15/2046)(d)	0.35%	11/15/2016	250,250,347	250,000,000
Bank of Nova Scotia, agreement dated 08/31/2016, maturing value of $50,000,444 (collateralized by a U.S. Treasury obligation valued at $51,000,052; 0.88%, 06/15/2017)	0.32%	09/01/2016	50,000,444	50,000,000
Bank of Nova Scotia, agreement dated 08/31/2016, maturing value of $500,004,444 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13%-8.88%, 09/30/2016-05/15/2046)	0.32%	09/01/2016	500,004,444	500,000,000
Bank of Nova Scotia, term agreement dated 06/07/2016, maturing value of $160,165,822 (collateralized by U.S. Treasury obligations valued at $163,200,100; 0.13%-6.25%, 01/15/2017-05/15/2038)(d)	0.41%	09/06/2016	160,165,822	160,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $1,930,019,836 (collateralized by U.S. Treasury obligations valued at $1,969,920,445; 0.13%-1.38%, 01/15/2021-02/15/2044)	0.37%	09/01/2016	1,930,019,836	1,930,000,000
BNP Paribas Securities Corp., term agreement dated 08/29/2016, maturing value of $235,018,800 (collateralized by U.S. Treasury obligations valued at $239,596,184; 1.38%, 05/31/2021)(d)	0.36%	09/06/2016	235,018,800	235,000,000
CIBC World Markets Corp., agreement dated 08/31/2016, maturing value of $1,100,009,472 (collateralized by U.S. Treasury obligations valued at $1,122,001,293; 0.08%-9.00%, 09/15/2016-02/15/2046)	0.31%	09/01/2016	1,100,009,472	1,100,000,000
Citigroup Global Markets Inc., agreement dated 08/31/2016, maturing value of $400,003,556 (collateralized by U.S. Treasury obligations valued at $408,000,049; 1.75%-2.75%, 12/31/2017-11/15/2020)	0.32%	09/01/2016	400,003,556	400,000,000
Citigroup Global Markets Inc., term agreement dated 08/25/2016, maturing value of $700,042,194 (collateralized by U.S. Treasury obligations valued at $714,000,005; 0%-5.25%, 07/31/2020-05/16/2046)(d)	0.31%	09/01/2016	700,042,194	700,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $100,000,861 (collateralized by a U.S. Treasury obligation valued at $102,000,005; 1.75%, 02/28/2022)	0.31%	09/01/2016	100,000,861	100,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $500,004,306 (collateralized by a U.S. Treasury obligation valued at $510,000,073; 2.38%, 01/15/2017)	0.31%	09/01/2016	500,004,306	500,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 08/25/2016, maturing value of $250,015,069 (collateralized by U.S. Treasury obligations valued at $255,000,095; 0.13%-2.75%, 01/15/2022-11/15/2023)(d)	0.31%	09/01/2016	250,015,069	250,000,000
Credit Suisse Securities (USA) LLC, agreement dated 08/31/2016, maturing value of $500,004,444 (collateralized by U.S. Treasury obligations valued at $510,003,220; 0.75%-3.88%, 01/15/2027-02/15/2042)	0.32%	09/01/2016	500,004,444	500,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $150,001,727 (collateralized by U.S. Treasury obligations valued at $152,836,142; 1.13%, 01/15/2021)	0.40%	09/01/2016	150,001,727	150,000,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $540,737,557 (collateralized by U.S. Treasury obligations valued at $551,706,428; 0.13%, 04/15/2021)	0.36%	09/01/2016	$540,737,557	$540,732,150
J.P. Morgan Securities Inc., agreement dated 08/31/2016, maturing value of $250,002,222 (collateralized by U.S. Treasury obligations valued at $255,000,994; 1.38%-1.63%, 02/29/2020-11/30/2020)	0.32%	09/01/2016	250,002,222	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	123,576,647	123,575,549
Mitsubishi UFJ Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $200,001,556 (collateralized by U.S. Treasury obligations valued at $204,000,001; 0%-5.38%, 09/29/2016-05/15/2046)	0.28%	09/01/2016	200,001,556	200,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2016, maturing value of $261,197,257 (collateralized by U.S. Treasury obligations valued at $266,416,240; 0%, 11/15/2027-08/15/2037)	0.38%	09/01/2016	261,197,257	261,194,500
RBC Capital Markets LLC, term agreement dated 08/29/2016, maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,048; 0%-8.88%, 09/01/2016-02/15/2045)(b)(d)	0.34%	11/28/2016	500,000,000	500,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $415,027,938 (collateralized by U.S. Treasury obligations valued at $423,156,488; 2.38%, 08/15/2024)(d)	0.40%	09/01/2016	415,027,938	414,995,661
Societe Generale, agreement dated 08/31/2016, maturing value of $249,997,496 (collateralized by U.S. Treasury obligations valued at $254,946,550; 2.25%, 11/15/2024)	0.38%	09/01/2016	249,997,496	249,994,857
Societe Generale, agreement dated 08/31/2016, maturing value of $820,004,056 (collateralized by U.S. Treasury obligations valued at $836,677,342; 1.38%, 05/31/2021)	0.38%	09/01/2016	820,004,056	819,995,400
Societe Generale, open agreement dated 07/13/2016 (collateralized by U.S. Treasury obligations valued at $1,122,000,050; 0.13%-8.75%, 02/15/2017-11/15/2045)(b)(e)	0.28%	—	—	1,100,000,000
TD Securities (USA) LLC, agreement dated 08/31/2016, maturing value of $300,002,667 (collateralized by U.S. Treasury obligations valued at $306,000,031; 0.13%-7.88%, 09/15/2016-11/15/2045)	0.32%	09/01/2016	300,002,667	300,000,000
Wells Fargo Bank, N.A., agreement dated 08/31/2016, maturing value of $425,003,778 (collateralized by U.S. Treasury obligations valued at $433,500,029; 0.88%-1.38%, 10/15/2017-10/31/2020)	0.32%	09/01/2016	425,003,778	425,000,000
Wells Fargo Bank, N.A., term agreement dated 08/02/2016, maturing value of $200,207,278 (collateralized by U.S. Treasury obligations valued at $204,000,090; 1.25%-1.63%, 12/31/2019-07/31/2020)	0.41%	11/01/2016	200,207,278	200,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2016, maturing value of $325,002,889 (collateralized by U.S. Treasury obligations valued at $331,500,069; 0.13%-3.88%, 04/15/2017-02/15/2046)	0.32%	09/01/2016	325,002,889	325,000,000
Wells Fargo Securities, LLC, term agreement dated 07/08/2016, maturing value of $160,160,000 (collateralized by U.S. Treasury obligations valued at $163,200,063; 3.00%-3.13%, 02/15/2042-11/15/2045)	0.40%	10/06/2016	160,160,000	160,000,000
Wells Fargo Securities, LLC, term agreement dated 08/08/2016, maturing value of $240,248,733 (collateralized by U.S. Treasury obligations valued at $244,800,012; 3.00%, 05/15/2042-11/15/2045)	0.41%	11/07/2016	240,248,733	240,000,000
Total repurchase Agreements (Cost $13,285,488,177)				13,285,488,177
TOTAL INVESTMENTS(f)–105.13% (Cost $23,938,272,558)				23,938,272,558
OTHER ASSETS LESS LIABILITIES–(5.13)%				(1,168,225,703)
NET ASSETS–100.00%				$22,770,046,855

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–37.51%
Federal Farm Credit Bank (FFCB)–3.87%
Disc. Notes(a)	0.52%	12/21/2016	$25,000	$24,959,917
Disc. Notes(a)	0.57%	03/20/2017	19,000	18,939,833
Unsec. Bonds(b)	0.52%	05/30/2017	45,000	44,996,137
Unsec. Bonds(b)	0.54%	06/20/2017	39,325	39,298,277
Unsec. Bonds(b)	0.53%	07/06/2017	70,000	69,984,938
Unsec. Bonds(b)	0.54%	07/14/2017	14,000	14,002,411
Unsec. Bonds(b)	0.66%	07/21/2017	45,000	44,999,938
Unsec. Bonds(b)	0.55%	07/25/2017	35,600	35,615,373
Unsec. Bonds(b)	0.50%	08/21/2017	22,000	21,988,085
Unsec. Bonds(b)	0.56%	08/29/2017	4,625	4,625,011
Unsec. Bonds(b)	0.56%	11/13/2017	8,000	7,990,795
Unsec. Bonds(b)	0.54%	12/27/2017	30,000	29,948,271
Unsec. Bonds(b)	0.54%	01/17/2018	10,000	9,992,377
Unsec. Bonds(b)	0.58%	02/09/2018	25,000	25,003,618
Unsec. Bonds(b)	0.55%	02/26/2018	50,000	49,977,986
Unsec. Bonds(b)	0.63%	03/21/2018	20,000	20,014,232
				462,337,199

Federal Home Loan Bank (FHLB)–23.12%
Unsec. Bonds	0.56%	01/20/2017	60,000	59,997,740
Unsec. Bonds	0.54%	01/25/2017	49,000	48,992,198
Unsec. Bonds	0.54%	01/25/2017	48,000	47,988,511
Unsec. Bonds	0.54%	01/26/2017	20,000	19,995,936
Unsec. Bonds(b)	0.54%	02/27/2017	25,000	25,000,000
Unsec. Bonds	0.88%	03/10/2017	13,155	13,178,995
Unsec. Bonds	0.55%	03/21/2017	52,630	52,639,816
Unsec. Bonds	0.60%	05/19/2017	62,000	62,000,000
Unsec. Bonds	0.60%	05/23/2017	73,000	72,997,176
Unsec. Bonds(b)	0.50%	08/18/2017	73,500	73,464,338
Unsec. Bonds(b)	0.68%	10/30/2017	199,700	199,682,374
Unsec. Bonds(b)	0.57%	11/15/2017	40,000	40,000,000
Unsec. Bonds(b)	0.56%	11/17/2017	25,000	25,000,000
Unsec. Bonds(b)	0.58%	02/16/2018	45,000	45,000,000
Unsec. Disc. Notes(a)	0.07%	09/01/2016	5,000	5,000,000
Unsec. Disc. Notes(a)	0.50%	09/23/2016	85,000	84,974,028
Unsec. Disc. Notes(a)	0.51%	09/23/2016	43,100	43,086,699
Unsec. Disc. Notes(a)	0.48%	10/14/2016	250,850	250,705,269
Unsec. Disc. Notes(a)	0.46%	10/19/2016	11,000	10,993,297
Unsec. Disc. Notes(a)	0.46%	10/21/2016	75,000	74,952,708
Unsec. Disc. Notes(a)	0.52%	10/24/2016	52,000	51,960,191
Unsec. Disc. Notes(a)	0.55%	11/18/2016	100,000	99,881,267
Unsec. Disc. Notes(a)	0.34%	11/23/2016	115,000	114,909,853
Unsec. Disc. Notes(a)	0.35%	11/25/2016	400,000	399,671,805
Unsec. Disc. Notes(a)	0.44%	01/06/2017	100,000	99,846,541
Unsec. Disc. Notes(a)	0.48%	02/22/2017	147,000	146,661,803
Unsec. Global Bonds(b)	0.46%	01/17/2017	80,000	79,957,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Global Bonds(b)	0.61%	01/23/2017	$50,000	$50,000,000
Unsec. Global Bonds(b)	0.53%	04/21/2017	10,000	9,997,136
Unsec. Global Bonds	1.00%	06/21/2017	30,380	30,472,609
Unsec. Global Bonds(b)	0.52%	08/15/2017	50,000	50,000,000
Unsec. Global Bonds(b)	0.55%	09/06/2017	25,000	25,000,288
Unsec. Global Bonds(b)	0.72%	11/15/2017	60,000	59,977,692
Unsec. Global Bonds(b)	0.57%	12/07/2017	22,000	21,997,503
Unsec. Global Bonds(b)	0.63%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds(b)	0.67%	02/26/2018	185,000	185,000,000
				2,760,983,377

Federal Home Loan Mortgage Corp. (FHLMC)–5.49%
Unsec. Disc. Notes(a)	0.49%	09/23/2016	90,000	89,973,172
Unsec. Disc. Notes(a)	0.40%	01/04/2017	80,000	79,888,889
Unsec. Disc. Notes(a)	0.41%	01/06/2017	205,000	204,703,491
Unsec. Disc. Notes(a)	0.42%	01/09/2017	45,000	44,931,750
Unsec. Global Notes(b)	0.51%	01/13/2017	10,000	10,001,689
Unsec. Global Notes	0.50%	01/27/2017	26,111	26,112,677
Unsec. Global Notes	5.00%	02/16/2017	35,000	35,715,910
Unsec. Global Notes(b)	0.52%	04/20/2017	30,000	29,997,096
Unsec. Global Notes(b)	0.56%	04/27/2017	14,000	13,994,969
Unsec. Global Notes(b)	0.64%	07/21/2017	20,000	19,998,179
Unsec. Global Notes(b)	0.63%	01/08/2018	100,000	100,000,000
				655,317,822

Federal National Mortgage Association (FNMA)–2.53%
Unsec. Global Notes	1.13%	04/27/2017	42,863	43,023,093
Unsec. Global Notes	5.00%	05/11/2017	60,000	61,821,216
Unsec. Global Notes(b)	0.51%	09/08/2017	35,000	34,965,363
Unsec. Global Notes(b)	0.51%	10/05/2017	112,815	112,760,395
Unsec. Notes(b)	0.52%	08/16/2017	50,000	49,990,348
				302,560,415

Overseas Private Investment Corp. (OPIC)–2.50%
Sec. Gtd. VRD COP Bonds(c)	0.56%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.56%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.56%	09/15/2020	81,000	81,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.56%	07/15/2025	47,000	47,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.58%	07/09/2026	51,000	51,000,000
				299,000,000
Total U.S. Government Sponsored Agency Securities (Cost $4,480,198,813)				4,480,198,813

U.S. Treasury Securities–12.21%
U.S. Treasury Bills–11.79%(a)
U.S. Treasury Bills	0.15%	09/01/2016	11,017	11,016,705
U.S. Treasury Bills	0.49%	09/01/2016	50,000	50,000,000
U.S. Treasury Bills	0.47%	09/29/2016	150,000	149,946,041
U.S. Treasury Bills	0.40%	02/02/2017	50,000	49,915,514
U.S. Treasury Bills	0.42%	02/09/2017	50,000	49,908,319
U.S. Treasury Bills	0.44%	02/16/2017	50,000	49,898,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	0.45%	02/16/2017	$100,000	$99,792,100
U.S. Treasury Bills	0.46%	02/16/2017	50,000	49,894,767
U.S. Treasury Bills	0.45%	02/23/2017	500,000	498,918,889
U.S. Treasury Bills	0.46%	02/23/2017	400,000	399,125,000
				1,408,415,835

U.S. Treasury Notes–0.42%
U.S. Treasury Floating Rate Notes(b)	0.50%	10/31/2017	50,000	49,984,132
Total U.S. Treasury Securities (Cost $1,458,399,967)				1,458,399,967
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.72% (Cost $5,938,598,780)				5,938,598,780

			Repurchase Amount
Repurchase Agreements–50.28%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2016, maturing value of $250,002,431 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,014; 1.50%-5.38%, 09/30/2019-06/20/2046)	0.35%	09/01/2016	100,000,972	100,000,000
Bank of Montreal, term agreement dated 08/11/2016, maturing value of $250,250,694 (collateralized by domestic agency mortgage-backed securities valued at $255,000,231; 3.00%-4.88%, 06/13/2018-07/01/2046)(e)	0.38%	11/14/2016	250,250,694	250,000,000
Bank of Nova Scotia (The), agreement dated 08/31/2016, maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.28%-5.00%, 11/01/2026-04/20/2046)	0.34%	09/01/2016	300,002,833	300,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $1,035,010,637 (collateralized by U.S. Treasury obligations valued at $1,052,252,100; 0.13%-0.38%, 04/15/2021-07/15/2025)	0.37%	09/01/2016	1,035,010,637	1,035,000,000
BNP Paribas Securities Corp., term agreement dated 08/29/2016, maturing value of $100,008,000 (collateralized by U.S. Treasury obligations valued at $101,955,776; 1.38%, 05/31/2021)(e)	0.36%	09/06/2016	100,008,000	100,000,000
Citigroup Global Markets Inc., agreement dated 08/31/2016, maturing value of $250,002,292 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $255,000,840; 0%-6.25%, 05/11/2017-05/15/2029)	0.33%	09/01/2016	250,002,292	250,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $350,003,208 (collateralized by a domestic agency mortgage-backed security and a U.S. Treasury obligation valued at $357,000,015; 3.50%-3.63%, 12/20/2042-08/15/2043)	0.33%	09/01/2016	350,003,208	350,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 08/25/2016, maturing value of $250,016,042 (collateralized by a U.S. Treasury obligation valued at $255,000,059; 0.75%, 02/28/2018)(e)	0.33%	09/01/2016	250,016,042	250,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $120,002,293 (collateralized by U.S. Treasury obligations valued at $122,269,843; 1.13%, 01/15/2021)	0.40%	09/01/2016	120,002,293	120,000,960
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $201,392,014 (collateralized by U.S. Treasury obligations valued at $205,477,255; 0.13%, 04/15/2021)	0.36%	09/01/2016	201,392,014	201,390,000
ING Financial Markets, LLC, term agreement dated 06/10/2016, maturing value of $30,035,200 (collateralized by a domestic agency mortgage-backed security valued at $30,600,620; 3.00%, 07/01/2046)(e)	0.48%	09/06/2016	30,035,200	30,000,000
ING Financial Markets, LLC, term agreement dated 07/12/2016, maturing value of $90,101,050 (collateralized by domestic agency mortgage-backed securities valued at $91,804,327; 3.00%-3.50%, 10/01/2028-05/01/2045)	0.43%	10/14/2016	90,101,050	90,000,000
ING Financial Markets, LLC, term agreement dated 08/02/2016, maturing value of $100,116,278 (collateralized by domestic agency mortgage-backed securities valued at $102,003,050; 2.05%-5.50%, 02/15/2038-08/01/2048)	0.46%	11/01/2016	100,116,278	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $100,116,250 (collateralized by domestic agency mortgage-backed securities valued at $102,003,372; 3.00%-3.50%, 10/01/2025-10/01/2043)	0.45%	11/25/2016	$100,116,250	$100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 08/31/2016, maturing value of $100,000,944 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.50%-3.00%, 04/25/2044-02/25/2046)	0.34%	09/01/2016	100,000,944	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	16,422,215	16,422,069
Prudential Insurance Co. of America, agreement dated 08/31/2016, maturing value of $161,520,455 (collateralized by U.S. Treasury obligations valued at $164,889,450; 0%, 11/15/2026-08/15/2039)	0.38%	09/01/2016	161,520,455	161,518,750
RBC Capital Markets Corp., joint term agreement dated 08/31/2016, aggregate maturing value of $560,000,000 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $571,200,080; 0.13%-8.00%, 11/01/2018-08/01/2046)(e)	0.30%	10/31/2016	435,000,000	435,000,000
Societe Generale, agreement dated 08/31/2016, maturing value of $149,998,498 (collateralized by U.S. Treasury obligations valued at $152,967,930; 2.25%, 11/15/2024)	0.38%	09/01/2016	149,998,498	149,996,914
Societe Generale, agreement dated 08/31/2016, maturing value of $375,005,001 (collateralized by U.S. Treasury obligations valued at $382,630,043; 1.38%, 05/31/2021)	0.38%	09/01/2016	375,005,001	375,001,043
Societe Generale, joint open agreement dated 07/13/2016, (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $591,600,000; 0%-7.50%, 06/30/2017-10/20/2064)(f)	0.30%	—	—	424,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $325,025,030 (collateralized by U.S. Treasury obligations valued at $331,390,823; 2.38%, 08/15/2024)(e)	0.40%	09/01/2016	325,025,030	324,999,752
Wells Fargo Bank, N.A., joint agreement dated 08/31/2016, aggregate maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00%-4.50%, 09/01/2035-06/01/2043)	0.34%	09/01/2016	171,474,041	171,472,422
Wells Fargo Securities, LLC, joint agreement dated 08/31/2016, aggregate maturing value of $550,005,194 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 3.00%-8.50%, 01/25/2018-08/01/2046)	0.34%	09/01/2016	425,004,014	425,000,000
Wells Fargo Securities, LLC, term agreement dated 07/06/2016, maturing value of $145,148,625 (collateralized by U.S. Treasury obligations valued at $147,900,000; 0%-10.08%, 08/25/2020-04/15/2046)	0.41%	10/04/2016	145,148,625	145,000,000
Total Repurchase Agreements (Cost $6,004,801,910)				6,004,801,910
TOTAL INVESTMENTS(g)–100.00% (Cost $11,943,400,690)				11,943,400,690
OTHER ASSETS LESS LIABILITIES–(0.00)%				(136,063)
NET ASSETS–100.00%				$11,943,264,627

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–85.49%
U.S. Treasury Bills–77.03%(a)
U.S. Treasury Bills	0.15%	09/01/2016	$13,983	$13,983,295
U.S. Treasury Bills	0.26%	09/01/2016	10,000	10,000,000
U.S. Treasury Bills	0.27%	09/01/2016	3,000	3,000,000
U.S. Treasury Bills	0.44%	09/01/2016	2,000	2,000,000
U.S. Treasury Bills	0.49%	09/01/2016	2,000	2,000,000
U.S. Treasury Bills	0.27%	09/08/2016	12,000	11,999,370
U.S. Treasury Bills	0.48%	09/08/2016	2,000	1,999,815
U.S. Treasury Bills	0.28%	09/15/2016	15,000	14,998,396
U.S. Treasury Bills	0.28%	09/22/2016	15,000	14,997,576
U.S. Treasury Bills	0.25%	09/29/2016	5,000	4,999,047
U.S. Treasury Bills	0.26%	09/29/2016	10,000	9,998,009
U.S. Treasury Bills	0.27%	10/06/2016	5,000	4,998,712
U.S. Treasury Bills	0.31%	10/13/2016	3,000	2,998,947
U.S. Treasury Bills	0.40%	10/13/2016	2,000	1,999,083
U.S. Treasury Bills	0.30%	10/20/2016	5,000	4,997,965
U.S. Treasury Bills	0.32%	10/27/2016	5,000	4,997,550
U.S. Treasury Bills	0.28%	11/03/2016	5,000	4,997,550
U.S. Treasury Bills	0.46%	11/17/2016	2,000	1,998,073
U.S. Treasury Bills	0.31%	11/25/2016	5,000	4,996,399
U.S. Treasury Bills	0.33%	12/01/2016	10,000	9,991,658
U.S. Treasury Bills	0.41%	12/08/2016	3,000	2,996,693
U.S. Treasury Bills	0.39%	01/12/2017	5,000	4,992,870
U.S. Treasury Bills	0.44%	01/19/2017	3,000	2,994,983
U.S. Treasury Bills	0.44%	01/26/2017	3,000	2,994,733
U.S. Treasury Bills	0.40%	02/02/2017	5,000	4,991,551
U.S. Treasury Bills	0.45%	02/16/2017	2,000	1,995,837
U.S. Treasury Bills	0.55%	07/20/2017	2,000	1,990,251
				154,908,363

U.S. Treasury Notes–8.46%
U.S. Treasury Floating Rate Notes(b)	0.39%	10/31/2016	5,000	5,000,249
U.S. Treasury Floating Rate Notes(b)	0.42%	01/31/2017	5,000	5,001,455
U.S. Treasury Floating Rate Notes(b)	0.53%	04/30/2018	4,000	4,004,021
U.S. Treasury Floating Rate Notes(b)	0.51%	07/31/2018	3,000	2,999,653
				17,005,378
Total U.S. Treasury Securities (Cost $171,913,741)				171,913,741

U.S. Government Sponsored Agency Securities–24.48%
Federal Farm Credit Bank (FFCB)–3.45%
Unsec. Floating Rate Bonds(b)	0.54%	10/11/2016	4,085	4,084,674
Unsec. Floating Rate Bonds(b)	0.55%	02/13/2017	2,850	2,850,401
				6,935,075

Federal Home Loan Bank (FHLB)–21.03%
Unsec. Disc. Notes(a)	0.07%	09/01/2016	35,000	35,000,000
Unsec. Disc. Notes(a)	0.47%	11/02/2016	2,300	2,298,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Disc. Notes(a)	0.46%	11/16/2016	$2,000	$1,998,079
Unsec. Disc. Notes(a)	0.55%	11/18/2016	3,000	2,996,438
				42,292,655
Total U.S. Government Sponsored Agency Securities (Cost $49,227,730)				49,227,730
TOTAL INVESTMENTS(c)–109.97% (Cost $221,141,471)				221,141,471
OTHER ASSETS LESS LIABILITIES–(9.97)%				(20,050,904)
NET ASSETS–100.00%				$201,090,567

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.53%
Alabama–5.84%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.49%	07/01/2040	$11,100	$11,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.63%	04/01/2028	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.66%	04/01/2028	10,000	10,000,000
				31,100,000

Arizona–0.34%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.62%	04/15/2030	1,800	1,800,000

California–11.79%
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 C-2, Toll Bridge VRD RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)(c)	0.56%	04/01/2047	1,000	1,000,000
California (State of) (Kindergarten University Public Education Facilities); Series 2004 B-3, VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(a)(b)	0.49%	05/01/2034	2,200	2,200,000
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.59%	12/01/2016	9,500	9,500,000
California (State of);
Series 2003 B-4, VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.62%	05/01/2033	4,200	4,200,000
Series 2009 A-9, VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.56%	05/01/2034	11,200	11,200,000
East Bay Regional Park District; Series 2013 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	1,625	1,625,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 and 240); Series 1993, VRD Special Assessment RB (LOC–U.S. Bank, N.A.)(a)(b)	0.50%	04/01/2033	5,000	5,000,000
Los Angeles (City of); Series 2016 B, TRAN	3.00%	06/29/2017	3,275	3,337,211
Orange (County of) Water District; Series 2003 A, VRD COP (LOC–Citibank, N.A.)(a)(b)	0.60%	08/01/2042	14,300	14,300,000
Riverside (City of); Series 2011 A, Ref. Floating Rate Water, RB(d)(e)	0.71%	10/01/2035	5,800	5,800,000
Southern California Metropolitan Water District; Series 2009 A-2,, Ref. Floating Rate RB(d)(e)	0.72%	07/01/2030	4,580	4,580,000
				62,742,211

Colorado–6.07%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	02/01/2031	1,525	1,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	07/01/2034	1,800	1,800,000
Colorado (State of) Educational Loan Program; Series 2016 A, TRAN	2.00%	06/29/2017	7,300	7,384,305
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.66%	02/01/2031	6,600	6,600,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.77%	03/01/2017	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.57%	07/01/2021	3,365	3,365,000
University of Colorado Hospital Authority; Series 2015 A, Ref. Floating Rate RB(d)(e)	0.81%	11/15/2046	4,550	4,550,000
				32,324,305

Delaware–0.49%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	09/01/2036	2,595	2,595,000

District of Columbia–0.78%
District of Columbia Housing Finance Agency (Park 7 at Minnesota Benning); Series 2012, VRD Multifamily Housing RB (CEP–FHLMC)(a)	0.61%	02/01/2046	2,785	2,785,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.81%	01/01/2029	1,357	1,357,000
				4,142,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–1.25%
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(f)(g)(h)	0.59%	04/01/2017	$2,275	$2,275,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.67%	11/01/2036	2,925	2,925,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	07/01/2037	1,478	1,478,000
				6,678,000

Georgia–3.01%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	01/01/2020	900	900,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	08/01/2038	9,380	9,380,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.61%	09/01/2035	4,350	4,350,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	09/01/2020	1,400	1,400,000
				16,030,000

Illinois–5.58%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(f)	0.65%	10/01/2017	300	300,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.58%	06/01/2040	3,195	3,195,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.59%	09/01/2024	400	400,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.75%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.59%	06/01/2029	2,300	2,300,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.61%	12/01/2046	8,300	8,300,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(f)	0.84%	06/01/2017	270	270,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.70%	01/01/2037	5,170	5,170,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–US Bank, N.A.)(a)(b)	0.59%	10/01/2033	99	99,000
Monmouth (City of) (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)	0.60%	06/01/2035	4,950	4,950,000
				29,684,000

Indiana–3.86%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.60%	08/01/2028	2,358	2,358,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	08/01/2037	5,500	5,500,000
Indiana (State of) (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.67%	06/01/2035	10,000	10,000,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. Environmental VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.60%	10/01/2040	2,000	2,000,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.75%	10/01/2019	680	680,000
				20,538,000

Iowa–1.48%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.59%	05/01/2031	3,000	3,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Urbandale (City of) Iowa (Interstate Acres L.P.); Series 1994, Ref. VRD (LOC–FHLB of Des Moines)(a)(b)	0.60%	05/01/2017	$4,900	$4,900,000
				7,900,000

Louisiana–1.08%
East Baton Rouge (Parish of) (Exxon Corp.); Series 1993, Ref. VRD PCR(a)	0.57%	03/01/2022	5,750	5,750,000

Maryland–1.58%
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	07/01/2028	2,610	2,610,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.59%	04/01/2035	1,800	1,800,000
Prince George (County of); Series 2011 A, Consolidated Public Improvement Limited Tax GO Bonds	5.00%	09/15/2016	3,995	4,002,022
				8,412,022

Massachusetts–0.41%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.63%	10/01/2038	1,694	1,694,000
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB	5.00%	10/15/2016	500	502,678
				2,196,678

Michigan–0.86%
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	04/01/2022	4,600	4,600,000

Minnesota–2.13%
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	10/15/2033	1,175	1,175,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	04/01/2037	2,649	2,649,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.62%	01/01/2025	280	280,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.65%	11/15/2031	3,498	3,498,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	11/01/2035	1,250	1,250,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	10/01/2033	2,475	2,475,000
				11,327,000

Missouri–0.71%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.61%	11/01/2037	1,125	1,125,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.67%	12/01/2019	1,060	1,060,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	11/15/2043	1,600	1,600,000
				3,785,000

Nevada–0.20%
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.63%	06/01/2039	1,080	1,080,000

New Hampshire–1.31%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.61%	09/01/2037	3,535	3,535,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.61%	07/01/2038	3,450	3,450,000
				6,985,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–0.12%
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	02/01/2028	$620	$620,000

New York–12.03%
New York (City of) Municipal Water Finance Authority; Subseries 2011 A-1, VRD Water & Sewer System RB(a)	0.59%	06/15/2044	15,000	15,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.58%	11/01/2036	8,130	8,130,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China)(a)(b)(c)	0.68%	11/01/2049	8,200	8,200,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.63%	11/01/2046	1,086	1,086,000
New York (State of) Housing Finance Agency, Manhattan West Residential Housing; Series 2014 A, VRD RB (LOC– Bank of China)(a)(b)(c)	0.68%	11/01/2049	9,600	9,600,000
New York City Housing Development Corp. (Crest (The)); Series 2005 A, VRD MFH RB (LOC–Landesbank Hessen-Thüringen)(a)(b)(c)	0.65%	12/01/2036	18,000	18,000,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(a)(b)(c)	0.62%	11/01/2032	4,000	4,000,000
				64,016,000

North Carolina–3.23%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.59%	01/15/2037	12,760	12,760,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.60%	06/01/2017	440	440,000
Raleigh-Durham Airport Authority; Series 2008 C, Ref. VRD (LOC–Royal Bank of Canada)(a)(b)(c)	0.58%	05/01/2036	4,000	4,000,000
				17,200,000

Ohio–3.60%
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.55%	12/01/2021	6,625	6,625,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	05/01/2026	8,300	8,300,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	06/01/2023	4,230	4,230,000
				19,155,000

Oregon–0.47%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	08/01/2034	2,483	2,483,000

Pennsylvania–4.33%
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	11/01/2039	465	465,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.57%	03/01/2030	1,648	1,648,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.61%	03/01/2030	2,235	2,235,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	10/15/2025	3,005	3,005,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.59%	09/01/2028	3,710	3,710,000
Montgomery (County of) Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	03/01/2032	1,005	1,005,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.60%	08/15/2031	4,611	4,611,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(f)	0.60%	05/01/2020	$1,550	$1,550,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.58%	05/01/2032	2,228	2,228,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.61%	11/01/2029	2,600	2,600,000
				23,057,000

South Carolina–1.42%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.79%	07/01/2017	90	90,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.63%	11/01/2025	7,480	7,480,000
				7,570,000

Tennessee–1.69%
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Ascension Health Credit Group); Series 2001 B-1, VRD 7 Month Window RB(a)	0.83%	11/15/2031	9,000	9,000,000

Texas–8.28%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.58%	08/01/2035	14,320	14,320,000
Austin (City of); Series 2010, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/2016	2,450	2,450,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.57%	02/15/2042	396	396,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.61%	01/01/2049	8,000	8,000,000
Port Author (Port of), Texas Navigation District (Texaco Inc.); Series 1994, Ref. VDR PCR(a)	0.58%	10/01/2024	1,700	1,700,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	04/01/2026	1,000	1,000,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.65%	11/15/2050	3,500	3,500,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.55%	08/01/2025	12,685	12,685,000
				44,051,000

Utah–7.85%
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC– Canadian Imperial Bank of Commerce)(a)(b)(c)	0.57%	11/01/2024	12,785	12,785,000
Murray (City of) (IHC Health Services, Inc.); Series 2005-B, Hospital VRD RB(a)	0.59%	05/15/2037	15,570	15,570,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.59%	09/01/2032	11,000	11,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.61%	04/01/2042	2,450	2,450,000
				41,805,000

Virginia–0.11%
Loudoun (County of) Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.58%	03/01/2038	394	394,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.62%	12/01/2019	200	200,000
				594,000

Washington–2.01%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.61%	07/01/2044	7,428	7,428,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	04/01/2043	$792	$792,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.59%	09/15/2020	2,475	2,475,000
				10,695,000

West Virginia–2.63%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	01/01/2034	14,000	14,000,000

Wisconsin–2.99%
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.58%	10/01/2042	855	855,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	08/15/2034	1,592	1,592,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.69%	05/01/2030	13,445	13,445,000
				15,892,000
TOTAL INVESTMENTS(i)(j)–99.53% (Cost $529,807,216)				529,807,216
OTHER ASSETS LESS LIABILITIES–0.47%				2,498,102
NET ASSETS–100.00%				$532,305,318

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi–Family Housing

PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 10.5%; other countries less than 5% each: 15.3%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $10,542,000, which represented 1.98% of the Fund’s Net Assets.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
PNC Bank, N.A.	5.4%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$9,528,980,148	$1,751,620,371	$10,652,784,381	$5,938,598,780	$221,141,471	$529,807,216
Repurchase agreements, at value and cost	1,733,822,248	320,724,759	13,285,488,177	6,004,801,910	—	—
Total investments, at value and cost	11,262,802,396	2,072,345,130	23,938,272,558	11,943,400,690	221,141,471	529,807,216
Cash	7,284	590	—	—	—	1,277
Receivable for:
Investments sold	420,000	620,067	—	—	—	2,210,292
Interest	3,329,984	329,739	13,661,805	2,553,263	8,392	442,058
Fund expenses absorbed	183,438	84,761	180,196	199,267	9,818	27,282
Investment for trustee deferred compensation and retirement plans	3,390,148	964,866	2,005,414	909,473	122,127	343,386
Other assets	26,418	153,389	55,568	61,020	22,733	67,602
Total assets	11,270,159,668	2,074,498,542	23,954,175,541	11,947,123,713	221,304,541	532,899,113

Liabilities:
Payable for:
Investments purchased	41,140,000	—	1,149,051,575	—	19,989,667	—
Amount due custodian	—	—	28,496,803	—	—	—
Dividends	4,591,261	576,008	3,478,971	2,228,150	17,674	136,179
Accrued fees to affiliates	317,924	135,806	581,320	456,253	35,564	30,223
Accrued trustees’ and officer’s fees and benefits	43,255	8,576	37,909	14,539	4,461	4,502
Accrued operating expenses	164,852	44,468	118,244	88,561	28,760	29,960
Trustee deferred compensation and retirement plans	3,972,698	1,109,722	2,363,864	1,071,583	137,848	392,931
Total liabilities	50,229,990	1,874,580	1,184,128,686	3,859,086	20,213,974	593,795
Net assets applicable to shares outstanding	$11,219,929,678	$2,072,623,962	$22,770,046,855	$11,943,264,627	$201,090,567	$532,305,318

Net assets consist of:
Shares of beneficial interest	$11,216,737,622	$2,071,749,407	$22,769,907,200	$11,943,055,640	$201,106,267	$532,449,086
Undistributed net investment income	2,544,735	873,178	(21,274)	90,340	(12,543)	(104,955)
Undistributed net realized gain (loss)	647,321	1,377	160,929	118,647	(3,157)	(38,813)
	$11,219,929,678	$2,072,623,962	$22,770,046,855	$11,943,264,627	$201,090,567	$532,305,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$10,421,616,469	$1,607,866,876	$19,868,465,327	$10,716,759,718	$121,148,543	$450,791,616
Private Investment Class	$241,327,009	$141,060,919	$560,026,545	$340,873,577	$6,162,301	$24,467,875
Personal Investment Class	$29,248,873	$117,474,868	$122,821,746	$7,507,315	$2,607,936	$2,396,915
Cash Management Class	$250,642,740	$167,871,841	$403,423,763	$150,104,425	$31,389,622	$30,670,916
Reserve Class	$100,187,037	$21,474,330	$159,126,031	$315,886,191	$36,640,560	$21,535,157
Resource Class	$7,247,939	$16,866,467	$482,930,669	$95,688,965	$193,697	$2,410,772
Corporate Class	$169,659,611	$8,661	$1,173,252,774	$316,444,436	$2,947,908	$32,067

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	10,418,646,358	1,607,856,084	19,867,691,390	10,716,469,432	121,123,500	450,753,805
Private Investment Class	241,262,408	141,059,970	560,004,233	340,864,488	6,161,046	24,465,843
Personal Investment Class	29,241,289	117,474,079	122,816,314	7,507,109	2,607,398	2,396,710
Cash Management Class	250,561,787	167,870,713	403,407,200	150,101,377	31,386,742	30,668,351
Reserve Class	100,162,000	21,474,186	159,119,568	315,877,553	36,633,177	21,533,295
Resource Class	7,246,114	16,866,355	482,911,445	95,686,520	193,659	2,410,573
Corporate Class	169,617,163	8,660	1,173,207,880	316,435,870	2,943,821	32,064
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$97,023,640	$10,521,406	$45,771,710	$20,270,970	$453,811	$1,398,014

Expenses:
Advisory fees	29,921,521	3,951,862	22,331,528	6,083,349	356,867	1,449,627
Administrative services fees	2,374,789	694,531	2,256,398	1,249,788	62,757	218,127
Custodian fees	187,228	33,221	120,688	92,414	8,820	11,432
Distribution fees:
Private Investment Class	1,023,727	692,120	2,191,779	2,122,004	24,157	128,484
Personal Investment Class	517,084	783,713	975,648	96,858	22,678	18,445
Cash Management Class	293,621	346,729	3,735,084	191,153	43,233	40,725
Reserve Class	1,416,412	366,904	729,595	2,795,687	432,182	231,223
Resource Class	27,153	40,175	731,000	154,715	4,057	5,983
Corporate Class	464,640	23,965	444,357	186,931	781	2,553
Transfer agent fees	1,795,291	237,112	1,339,892	585,661	16,129	56,811
Trustees’ and officers’ fees and benefits	485,830	103,851	339,300	148,052	25,577	43,072
Registration and filing fees	120,547	89,413	127,445	161,437	77,432	80,068
Reports to shareholders	44,594	15,442	38,245	29,503	9,995	10,805
Professional services fees	319,232	89,443	228,076	197,864	56,427	58,645
Other	507,559	138,890	338,202	296,622	33,244	52,437
Total expenses	39,499,228	7,607,371	35,927,237	14,392,038	1,174,336	2,408,437
Less: Fees waived	(7,786,839)	(3,244,207)	(11,103,780)	(4,923,752)	(908,559)	(1,712,630)
Net expenses	31,712,389	4,363,164	24,823,457	9,468,286	265,777	695,807
Net investment income	65,311,251	6,158,242	20,948,253	10,802,684	188,034	702,207

Realized and unrealized gain from:
Net realized gain from Investment securities	647,321	1,377	223,426	118,647	15,288	5,988
Net increase in net assets resulting from operations	$65,958,572	$6,159,619	$21,171,679	$10,921,331	$203,322	$708,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2016 and 2015

	Liquid Assets Portfolio		STIC Prime Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$65,311,251	$14,869,394	$6,158,242	$2,593,491
Net realized gain	647,321	164,146	1,377	944
Net increase in net assets resulting from operations	65,958,572	15,033,540	6,159,619	2,594,435

Distributions to shareholders from net investment income:
Institutional Class	(59,772,506)	(14,147,500)	(4,848,718)	(1,854,672)
Private Investment Class	(183,013)	(30,767)	(213,182)	(132,350)
Personal Investment Class	(40,091)	(13,561)	(164,965)	(110,282)
Cash Management Class	(660,627)	(77,398)	(649,934)	(376,417)
Reserve Class	(87,134)	(14,433)	(53,243)	(18,513)
Resource Class	(15,089)	(12,035)	(32,359)	(20,138)
Corporate Class	(4,552,791)	(573,700)	(195,841)	(81,119)
Total distributions from net investment income	(65,311,251)	(14,869,394)	(6,158,242)	(2,593,491)

Share transactions–net:
Institutional Class	(5,553,230,110)	(2,640,861,091)	(156,797,441)	(148,752,146)
Private Investment Class	(42,171,998)	(61,736,842)	(21,155,334)	10,083,327
Personal Investment Class	(86,151,515)	(65,018,703)	(98,600)	(40,437,932)
Cash Management Class	(207,380,539)	(226,421,761)	(315,722,141)	29,823,610
Reserve Class	(56,031,914)	(23,801,101)	(28,926,016)	34,768,990
Resource Class	(65,429,204)	(62,863,904)	(2,843,872)	(12,328,636)
Corporate Class	(884,537,893)	383,540,344	(77,034,376)	17,489,399
Net increase (decrease) in net assets resulting from share transactions	(6,894,933,173)	(2,697,163,058)	(602,577,780)	(109,353,388)
Net increase (decrease) in net assets	(6,894,285,852)	(2,696,998,912)	(602,576,403)	(109,352,444)

Net assets:
Beginning of year	18,114,215,530	20,811,214,442	2,675,200,365	2,784,552,809
End of year*	$11,219,929,678	$18,114,215,530	$2,072,623,962	$2,675,200,365
* Includes accumulated undistributed net investment income	$2,544,735	$2,468,855	$873,178	$872,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2016 and 2015

	Treasury Portfolio		Government & Agency Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$20,948,253	$3,320,415	$10,802,684	$1,741,840
Net realized gain (loss)	223,426	(62,497)	118,647	116,517
Net increase in net assets resulting from operations	21,171,679	3,257,918	10,921,331	1,858,357

Distributions to shareholders from net investment income:
Institutional Class	(15,100,629)	(1,478,709)	(8,855,873)	(1,159,579)
Private Investment Class	(334,722)	(102,223)	(403,391)	(126,468)
Personal Investment Class	(86,109)	(29,788)	(10,692)	(12,667)
Cash Management Class	(3,039,766)	(1,317,452)	(218,373)	(167,941)
Reserve Class	(62,197)	(11,073)	(263,352)	(108,700)
Resource Class	(274,847)	(68,891)	(73,436)	(38,869)
Corporate Class	(2,049,983)	(312,279)	(977,567)	(127,616)
Total distributions from net investment income	(20,948,253)	(3,320,415)	(10,802,684)	(1,741,840)

Share transactions–net:
Institutional Class	12,017,922,118	369,868,233	6,496,754,225	891,380,297
Private Investment Class	98,893,095	(63,444,289)	(81,684,720)	75,509,267
Personal Investment Class	(39,231,210)	(350,960)	(29,659,491)	(3,981,249)
Cash Management Class	(4,900,693,362)	(2,293,402,486)	(72,740,853)	(247,006,196)
Reserve Class	123,516,873	(151,761,502)	8,359,709	(3,594,120)
Resource Class	158,444,863	(49,445,822)	(2,217,786)	(6,672,798)
Corporate Class	(597,367,186)	346,906,945	(314,733,978)	(28,642,460)
Net increase (decrease) in net assets resulting from share transactions	6,861,485,191	(1,841,629,881)	6,004,077,106	676,992,741
Net increase (decrease) in net assets	6,861,708,617	(1,841,692,378)	6,004,195,753	677,109,258

Net assets:
Beginning of year	15,908,338,238	17,750,030,616	5,939,068,874	5,261,959,616
End of year*	$22,770,046,855	$15,908,338,238	$11,943,264,627	$5,939,068,874
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$90,340	$(26,177)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2016 and 2015

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$188,034	$152,172	$702,207	$320,850
Net realized gain	15,288	5,675	5,988	17,500
Net increase in net assets resulting from operations	203,322	157,847	708,195	338,350

Distributions to shareholders from net investment income:
Institutional Class	(78,969)	(109,398)	(628,540)	(243,361)
Private Investment Class	(5,685)	(5,768)	(18,929)	(14,944)
Personal Investment Class	(2,859)	(2,191)	(1,951)	(1,433)
Cash Management Class	(43,887)	(25,467)	(33,087)	(29,656)
Reserve Class	(51,534)	(1,334)	(16,951)	(13,465)
Resource Class	(2,214)	(3,530)	(1,923)	(2,416)
Corporate Class	(2,886)	(4,484)	(826)	(15,575)
Total distributions from net investment income	(188,034)	(152,172)	(702,207)	(320,850)

Share transactions–net:
Institutional Class	15,581,368	(22,147,472)	(5,243,578)	(68,021,232)
Private Investment Class	177,746	(9,595,904)	(6,001,459)	(3,807,802)
Personal Investment Class	652,387	(1,843,611)	(1,226,815)	(98,681)
Cash Management Class	(13,633,574)	(3,080,076)	(20,346,066)	(9,705,701)
Reserve Class	30,758,077	5,171,160	(239,848)	(5,865,164)
Resource Class	(2,177,935)	(1,336,302)	(2,115,602)	(989,440)
Corporate Class	(25,066,209)	(22,499,992)	(26,445,210)	(5,044,078)
Net increase (decrease) in net assets resulting from share transactions	6,291,860	(55,332,197)	(61,618,578)	(93,532,098)
Net increase (decrease) in net assets	6,307,148	(55,326,522)	(61,612,590)	(93,514,598)

Net assets:
Beginning of year	194,783,419	250,109,941	593,917,908	687,432,506
End of year*	$201,090,567	$194,783,419	$532,305,318	$593,917,908
* Includes accumulated undistributed net investment income	$(12,543)	$(9,046)	$(104,955)	$(104,955)

Notes to Financial Statements

August 31, 2016

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

37                         Short-Term Investments Trust

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

38                         Short-Term Investments Trust

accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective June 1, 2016, under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

Prior to June 1, 2016, each Fund paid an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

For the year ended August 31, 2016, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.23%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective June 1, 2016, the Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding

39                         Short-Term Investments Trust

certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government TaxAdvantage Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

Prior to June 1, 2016, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$5,891,063	$—
STIC Prime Portfolio	1,377,124	136,428
Treasury Portfolio	4,380,127	1,051,494
Government & Agency Portfolio	366,030	—
Government TaxAdvantage Portfolio	372,951	52,268
Tax-Free Cash Reserve Portfolio	447,337	874,026

Voluntary fee waivers for the year ended August 31, 2016 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$99,694	$211,318	N/A	$885,468	$4,198	N/A
STIC Prime Portfolio	287,187	484,316	$107,517	287,424	11,997	$5,732
Treasury Portfolio	979,421	631,990	1,208,001	573,618	242,773	112,460
Government & Agency Portfolio	939,890	63,603	60,777	2,215,417	57,951	59,311
Government TaxAdvantage Portfolio	11,416	16,201	20,655	359,416	2,471	433
Tax-Free Cash Reserve Portfolio	57,485	12,897	23,117	194,184	3,808	2,525

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

40                         Short-Term Investments Trust

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively. Effective July 1, 2016, distribution fees were permanently reduced and distribution fee waivers were terminated.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Prior to July 1, 2016, the Plan provided that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Prior to July 1, 2016, IDI had contractually agreed to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the year ended August 31, 2016, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$358,572	$124,296	$52,901	$159,329	N/A	N/A
STIC Prime Portfolio	253,431	178,993	64,721	42,478	$6,859	N/A
Treasury Portfolio	768,847	232,704	735,740	65,351	121,254	N/A
Government & Agency Portfolio	769,628	23,340	35,166	306,939	25,700	N/A
Government TaxAdvantage Portfolio	10,894	5,217	7,754	48,095	788	N/A
Tax-Free Cash Reserve Portfolio	58,747	4,268	7,326	25,844	1,066	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

41                         Short-Term Investments Trust

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$798,840,636	$826,006,989	$0
STIC Prime Portfolio	472,213,697	441,746,422	0
Tax-Free Cash Reserve Portfolio	873,485,609	929,294,504	0

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2016 and 2015:

	2016	2015
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$65,311,251	$14,869,394
STIC Prime Portfolio	6,158,242	2,593,491
Treasury Portfolio	20,948,253	3,320,415
Government & Agency Portfolio	10,802,684	1,741,840
Government TaxAdvantage Portfolio	188,034	152,172
Tax-Free Cash Reserve Portfolio	702,207	320,850

42                         Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation) — Investments	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$7,374,505	$—	$(4,182,449)	$—	$11,216,737,622	$11,219,929,678
STIC Prime Portfolio	2,035,400	—	(1,160,845)	—	2,071,749,407	2,072,623,962
Treasury Portfolio	2,937,576	(306,340)	(2,491,581)	—	22,769,907,200	22,770,046,855
Government & Agency Portfolio	1,339,081	—	(1,130,094)	—	11,943,055,640	11,943,264,627
Government TaxAdvantage Portfolio	130,248	—	(142,789)	(3,159)	201,106,267	201,090,567
Tax-Free Cash Reserve Portfolio	305,509	—	(410,463)	(38,814)	532,449,086	532,305,318

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2016 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Government TaxAdvantage Portfolio	$—	$—	$3,159	$—	$3,159
Tax-Free Cash Reserve Portfolio	8,740	30,074	—	—	38,814

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2016
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Portfolio	$23,938,578,898	$—	$(306,340)	$(306,340)

*	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2016 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$75,880	$(75,880)	$—
STIC Prime Portfolio	944	(944)	—
Treasury Portfolio	—	—	—
Government & Agency Portfolio	116,517	(116,517)	—
Government TaxAdvantage Portfolio	(3,497)	—	3,497
Tax-Free Cash Reserve Portfolio	—	—	—

43                         Short-Term Investments Trust

NOTE 10—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	206,922,537,697	$206,922,537,697	285,396,098,619	$285,396,098,619
Private Investment Class	1,086,367,896	1,086,367,896	1,434,632,883	1,434,632,883
Personal Investment Class	147,332,561	147,332,561	538,543,116	538,543,116
Cash Management Class	3,527,556,735	3,527,556,735	4,326,518,141	4,326,518,141
Reserve Class	312,834,642	312,834,642	1,016,989,736	1,016,989,736
Resource Class	54,658,208	54,658,208	459,622,836	459,622,836
Corporate Class	12,789,032,744	12,789,032,744	5,521,655,244	5,521,655,244

Issued as reinvestment of dividends:
Institutional Class	16,030,218	16,030,218	3,973,048	3,973,048
Private Investment Class	51,160	51,160	8,279	8,279
Personal Investment Class	33,213	33,213	11,639	11,639
Cash Management Class	325,885	325,885	31,257	31,257
Reserve Class	78,372	78,372	14,378	14,378
Resource Class	14,018	14,018	12,396	12,396
Corporate Class	699,998	699,998	225,681	225,681

Reacquired:
Institutional Class	(212,491,798,025)	(212,491,798,025)	(288,040,932,758)	(288,040,932,758)
Private Investment Class	(1,128,591,054)	(1,128,591,054)	(1,496,378,004)	(1,496,378,004)
Personal Investment Class	(233,517,289)	(233,517,289)	(603,573,458)	(603,573,458)
Cash Management Class	(3,735,263,159)	(3,735,263,159)	(4,552,971,159)	(4,552,971,159)
Reserve Class	(368,944,928)	(368,944,928)	(1,040,805,215)	(1,040,805,215)
Resource Class	(120,101,430)	(120,101,430)	(522,499,136)	(522,499,136)
Corporate Class	(13,674,270,635)	(13,674,270,635)	(5,138,340,581)	(5,138,340,581)
Net increase (decrease) in share activity	(6,894,933,173)	$(6,894,933,173)	(2,697,163,058)	$(2,697,163,058)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 24% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	4,966,861,188	$4,966,861,188	5,941,737,037	$5,941,737,037
Private Investment Class	1,446,777,172	1,446,777,172	1,211,080,589	1,211,080,589
Personal Investment Class	677,491,586	677,491,586	1,182,870,259	1,182,870,259
Cash Management Class	2,194,654,168	2,194,654,168	3,144,474,982	3,144,474,982
Reserve Class	400,019,801	400,019,801	210,463,689	210,463,689
Resource Class	96,121,190	96,121,190	64,359,363	64,359,363
Corporate Class	518,160,731	518,160,731	1,149,830,507	1,149,830,507

Issued as reinvestment of dividends:
Institutional Class	1,393,044	1,393,044	454,008	454,008
Private Investment Class	78,349	78,349	56,232	56,232
Personal Investment Class	70,680	70,680	68,043	68,043
Cash Management Class	217,106	217,106	71,815	71,815
Reserve Class	50,303	50,303	14,807	14,807
Resource Class	25,322	25,322	16,256	16,256
Corporate Class	148,537	148,537	71,730	71,730

Reacquired:
Institutional Class	(5,125,051,673)	(5,125,051,673)	(6,090,943,191)	(6,090,943,191)
Private Investment Class	(1,468,010,855)	(1,468,010,855)	(1,201,053,494)	(1,201,053,494)
Personal Investment Class	(677,660,866)	(677,660,866)	(1,223,376,234)	(1,223,376,234)
Cash Management Class	(2,510,593,415)	(2,510,593,415)	(3,114,723,187)	(3,114,723,187)
Reserve Class	(428,996,120)	(428,996,120)	(175,709,506)	(175,709,506)
Resource Class	(98,990,384)	(98,990,384)	(76,704,255)	(76,704,255)
Corporate Class	(595,343,644)	(595,343,644)	(1,132,412,838)	(1,132,412,838)
Net increase (decrease) in share activity	(602,577,780)	$(602,577,780)	(109,353,388)	$(109,353,388)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	37,473,899,000	$37,473,899,000	16,766,462,244	$16,766,462,244
Private Investment Class	1,884,005,414	1,884,005,414	1,901,290,280	1,901,290,280
Personal Investment Class	980,594,144	980,594,144	1,101,975,367	1,101,975,367
Cash Management Class	14,484,295,170	14,484,295,170	26,793,251,842	26,793,251,842
Reserve Class	316,250,840	316,250,840	109,204,351	109,204,351
Resource Class	575,238,582	575,238,582	329,636,954	329,636,954
Corporate Class	20,782,139,048	20,782,139,048	18,168,487,688	18,168,487,688

Issued as reinvestment of dividends:
Institutional Class	5,368,737	5,368,737	922,038	922,038
Private Investment Class	43,130	43,130	15,296	15,296
Personal Investment Class	76,479	76,479	26,774	26,774
Cash Management Class	266,775	266,775	60,767	60,767
Reserve Class	50,478	50,478	7,169	7,169
Resource Class	52,190	52,190	8,488	8,488
Corporate Class	1,013,151	1,013,151	132,198	132,198

Reacquired:
Institutional Class	(25,461,345,619)	(25,461,345,619)	(16,397,516,049)	(16,397,516,049)
Private Investment Class	(1,785,155,449)	(1,785,155,449)	(1,964,749,865)	(1,964,749,865)
Personal Investment Class	(1,019,901,833)	(1,019,901,833)	(1,102,353,101)	(1,102,353,101)
Cash Management Class	(19,385,255,307)	(19,385,255,307)	(29,086,715,095)	(29,086,715,095)
Reserve Class	(192,784,445)	(192,784,445)	(260,973,022)	(260,973,022)
Resource Class	(416,845,909)	(416,845,909)	(379,091,264)	(379,091,264)
Corporate Class	(21,380,519,385)	(21,380,519,385)	(17,821,712,941)	(17,821,712,941)
Net increase (decrease) in share activity	6,861,485,191	$6,861,485,191	(1,841,629,881)	$(1,841,629,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

46                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	54,569,434,166	$54,569,434,166	37,416,050,435	$37,416,050,435
Private Investment Class	1,458,232,071	1,458,232,071	2,115,905,376	2,115,905,376
Personal Investment Class	71,882,635	71,882,635	134,224,028	134,224,028
Cash Management Class	2,062,748,073	2,062,748,073	5,837,371,862	5,837,371,862
Reserve Class	713,745,281	713,745,281	699,303,942	699,303,942
Resource Class	678,959,358	678,959,358	1,554,415,700	1,554,415,700
Corporate Class	3,670,809,701	3,670,809,701	4,660,748,011	4,660,748,011

Issued as reinvestment of dividends:
Institutional Class	1,972,829	1,972,829	199,188	199,188
Private Investment Class	116,496	116,496	37,056	37,056
Personal Investment Class	—	—	6	6
Cash Management Class	59,978	59,978	33,044	33,044
Reserve Class	149,381	149,381	67,656	67,656
Resource Class	16,833	16,833	13,926	13,926
Corporate Class	458,600	458,600	55,261	55,261

Reacquired:
Institutional Class	(48,074,652,770)	(48,074,652,770)	(36,524,869,326)	(36,524,869,326)
Private Investment Class	(1,540,033,287)	(1,540,033,287)	(2,040,433,165)	(2,040,433,165)
Personal Investment Class	(101,542,126)	(101,542,126)	(138,205,283)	(138,205,283)
Cash Management Class	(2,135,548,904)	(2,135,548,904)	(6,084,411,102)	(6,084,411,102)
Reserve Class	(705,534,953)	(705,534,953)	(702,965,718)	(702,965,718)
Resource Class	(681,193,977)	(681,193,977)	(1,561,102,424)	(1,561,102,424)
Corporate Class	(3,986,002,279)	(3,986,002,279)	(4,689,445,732)	(4,689,445,732)
Net increase in share activity	6,004,077,106	$6,004,077,106	676,992,741	$676,992,741

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

47                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	475,968,821	$475,968,821	368,612,267	$368,612,267
Private Investment Class	9,868,856	9,868,856	71,398,479	71,398,479
Personal Investment Class	11,195,355	11,195,355	8,341,042	8,341,042
Cash Management Class	37,314,802	37,314,802	87,930,861	87,930,861
Reserve Class	142,035,205	142,035,205	14,172,451	14,172,451
Resource Class	196	196	17,934,744	17,934,744
Corporate Class	14,372,709	14,372,709	187,300,005	187,300,005

Issued as reinvestment of dividends:
Institutional Class	43,479	43,479	84,605	84,605
Private Investment Class	2,495	2,495	3,065	3,065
Cash Management Class	42,181	42,181	24,731	24,731
Reserve Class	48,377	48,377	1,197	1,197
Resource Class	2,027	2,027	3,214	3,214
Corporate Class	3,097	3,097	4,203	4,203

Reacquired:
Institutional Class	(460,430,932)	(460,430,932)	(390,844,344)	(390,844,344)
Private Investment Class	(9,693,605)	(9,693,605)	(80,997,448)	(80,997,448)
Personal Investment Class	(10,542,968)	(10,542,968)	(10,184,653)	(10,184,653)
Cash Management Class	(50,990,557)	(50,990,557)	(91,035,668)	(91,035,668)
Reserve Class	(111,325,505)	(111,325,505)	(9,002,488)	(9,002,488)
Resource Class	(2,180,158)	(2,180,158)	(19,274,260)	(19,274,260)
Corporate Class	(39,442,015)	(39,442,015)	(209,804,200)	(209,804,200)
Net increase (decrease) in share activity	6,291,860	$6,291,860	(55,332,197)	$(55,332,197)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

48                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,024,153,591	$1,024,153,591	1,022,223,755	$1,022,223,755
Private Investment Class	41,102,729	41,102,729	48,653,591	48,653,591
Personal Investment Class	2,880,498	2,880,498	5,529,842	5,529,842
Cash Management Class	51,239,007	51,239,007	85,609,129	85,609,129
Reserve Class	53,662,145	53,662,145	57,041,089	57,041,089
Resource Class	80,556	80,556	2,830,839	2,830,839
Corporate Class	1,175,406	1,175,406	—	—

Issued as reinvestment of dividends:
Institutional Class	70,780	70,780	35,799	35,799
Private Investment Class	15,014	15,014	13,990	13,990
Personal Investment Class	11	11	651	651
Cash Management Class	13,782	13,782	13,598	13,598
Reserve Class	14,449	14,449	13,480	13,480
Resource Class	1,634	1,634	2,430	2,430
Corporate Class	1,040	1,040	15,648	15,648

Reacquired:
Institutional Class	(1,029,467,949)	(1,029,467,949)	(1,090,280,786)	(1,090,280,786)
Private Investment Class	(47,119,202)	(47,119,202)	(52,475,383)	(52,475,383)
Personal Investment Class	(4,107,324)	(4,107,324)	(5,629,174)	(5,629,174)
Cash Management Class	(71,598,855)	(71,598,855)	(95,328,428)	(95,328,428)
Reserve Class	(53,916,442)	(53,916,442)	(62,919,733)	(62,919,733)
Resource Class	(2,197,792)	(2,197,792)	(3,822,709)	(3,822,709)
Corporate Class	(27,621,656)	(27,621,656)	(5,059,726)	(5,059,726)
Net increase (decrease) in share activity	(61,618,578)	$(61,618,578)	(93,532,098)	$(93,532,098)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 11—Financial Highlights

Corporate Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.30%	$169,660	0.18	%(c)	0.21	%(c)	0.31	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	1,054,301	0.17		0.20		0.05
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	670,700	0.17		0.20		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	1,496,576	0.17		0.20		0.09
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,937,039	0.17		0.21		0.12
STIC Prime Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.24	9	0.17	(c)	0.23	(c)	0.23	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	77,043	0.07		0.22		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	59,554	0.06		0.22		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	68,522	0.11		0.22		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	96,655	0.14		0.23		0.06
Treasury Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.14	1,173,253	0.17	(c)	0.21	(c)	0.14	(c)
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	1,770,653	0.06		0.20		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	1,423,728	0.04		0.20		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	2,837,170	0.09		0.21		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	2,002,611	0.08		0.21		0.02
Government & Agency Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.17	316,444	0.16	(c)`	0.18	(c)	0.17	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	631,189	0.08		0.16		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	659,821	0.06		0.16		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	835,545	0.11		0.17		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	505,026	0.10		0.16		0.03
Government TaxAdvantage Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	2,948	0.14	(c)	0.39	(c)	0.11	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	28,019	0.00		0.36		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	50,514	0.02		0.32		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	10	0.06		0.23		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	10	0.07		0.25		0.02
Tax-Free Cash Reserve Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	32	0.10	(c)	0.34	(c)	0.12	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	26,479	0.03		0.34		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	31,522	0.04		0.33		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	31,450	0.10		0.33		0.06
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,320	0.13		0.33		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $1,548,800, $79,882, $1,481,191, $623,103, $2,603 and $8,511 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

50                         Short-Term Investments Trust

NOTE 12—Subsequent Event

On July 23, 2014, the SEC amended certain regulations under the 1940 Act (“Amendments”) that govern the operation of registered money market funds. The Amendments, in effect, created three categories of money market funds: institutional funds offered primarily to institutions, retail funds offered primarily to natural persons, and government funds offered to both institutions and natural persons that invest primarily in U.S. government securities. The Board of Trustees of the Funds (the “Board”) approved the changes to the Funds listed below, which will become effective on or before October 12, 2016.

Under the Amendments, Liquid Assets Portfolio and STIC Prime Portfolio, both “institutional” money market funds, are required to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. Liquid Assets Portfolio’s and STIC Prime Portfolio’s floating NAVs will be rounded to four decimal places (e.g., $1.0000).

Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio, all “government” money market funds, and Tax-Free Cash Reserve Portfolio, a “retail” money market fund, will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio are required to invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements collateralized solely by cash and/or U.S. government securities.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio have the ability to impose a liquidity fee of up to 2% on redemptions and/or temporarily suspend redemptions for up to 10 days (“redemption gate”) in the event that weekly liquid assets fall below a designated threshold. The Board has adopted procedures to implement liquidity fees and redemption gates for Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio in this circumstance.

Further, the Board recently approved changes to the Government TaxAdvantage Portfolio’s investment strategies to reposition the Fund as a Treasury-only portfolio, including changing the Fund’s name to “Treasury Obligations Portfolio.” These changes are scheduled to take effect on or about November 4, 2016.

In addition, Liquid Assets Portfolio declared the following dividends from short term capital gains, which was payable to all share classes, subsequent to August 31, 2016:

Declaration Date	Amount per Share	Record Date	Payable Date
September 12, 2016	$0.00036112	September 12, 2016	September 13, 2016
October 7, 2016	$0.00016120	October 7, 2016	October 11, 2016

51                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Corporate Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Corporate Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trusts”) at August 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of the Corporate Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 24, 2016

Houston, Texas

52                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Corporate Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,002.00	$0.91	$1,024.23	$0.92	0.18%
STIC Prime Portfolio	1,000.00	1,001.60	0.96	1,024.18	0.97	0.19
Treasury Portfolio	1,000.00	1,001.00	0.96	1,024.18	0.97	0.19
Government & Agency Portfolio	1,000.00	1,001.20	0.91	1,024.23	0.92	0.18
Government TaxAdvantage Portfolio	1,000.00	1,000.70	0.75	1,024.38	0.76	0.15
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.80	0.85	1,024.28	0.87	0.17

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2016, through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

53                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts). During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the

54                         Short-Term Investments Trust

fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

55                         Short-Term Investments Trust

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted

56                         Short-Term Investments Trust

that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but each fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers

Government Taxadvantage Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco

Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing each Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

57                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2016:

Federal and State Income Tax
	Long-Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	$532	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	—	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	—	0.00%	0.00%	44.50%	0.00%
Government & Agency Portfolio	—	0.00%	0.00%	7.13%	0.00%
Government TaxAdvantage Portfolio	—	0.00%	0.00%	32.82%	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%	0.00%	0.00%	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$75,349	0.00%
STIC Prime Portfolio	944	0.00%
Treasury Portfolio	—	100%
Government & Agency Portfolio	116,517	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

58                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US) Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			147	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent) Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, Invesco Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as Invesco Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			147	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	147	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company); Member of the Audit Committee, Ferroglobe PLC and Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	147	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society, Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	147	Trustee, Evans Scholarship Foundation
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including Nature’s Sunshine Products, Inc.

Formerly: Director, The Boss Group, Ltd. and Reich & Tang Funds (5 portfolios) (registered investment company); Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			147	Director of Nature’s Sunshine Products, Inc.
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	147	None
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University and Director, Arvest Bank	147	Director of Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	147	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	147	None
Raymond Stickel, Jr. — 1944 Trustee	2006	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	147	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor and Executive-in-Residence, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	147	None

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Suzanne H. Woolsey — 1941 Trustee	2014	Retired. Formerly: Chief Executive Officer of Woolsey Partners LLC	147	Director, SunShare LLC; Trustee, Ocean Conservancy; Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses and of Colorado College; Trustee, Chair, Business and Finance Committee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010, Trustee of the Rocky Mountain Institute
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Karen Dunn Kelley — 1960 Senior Vice President	1989

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman and Director, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Senior Vice President, The Invesco Funds

Formerly: Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management DAC (formerly known as INVESCO Global Asset Management Limited) and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco AIM Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287                    CM-STIT-AR-2             Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2016

Institutional Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

    (Renamed Treasury Obligations Portfolio effective November 4, 2016)

Tax-Free Cash Reserve Portfolio

2 Letters to Shareholders

4 Fund Data

5 Fund Objectives and Strategies

6 Fund Composition by Maturity

8 Schedules of Investments

32 Financial Statements

37 Notes to Financial Statements

50 Financial Highlights

52 Auditor’s Report

53 Fund Expenses

54 Approval of Investment Advisory and Sub-Advisory Contracts

58 Tax Information

T-1 Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2016. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued, but at a slightly slower pace than the prior fiscal year. The US economy continued to add jobs, bringing the unemployment rate below 5% while infla-tion remained subdued.[1] Against this backdrop, the Fed raised the federal funds target rate from a range of zero to 0.25% to a range of 0.25% to 0.50% in December 2015.[2] The quarter-point increase was the first increase in almost a decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slow global growth and the potential impact of Brexit – the decision by UK voters to leave the European Union. These risks, coupled with continued low US inflation, limited the Fed to just the one quarter-point hike over the reporting period.

Short-term yields increased primarily due to the Fed’s increase in the fed funds rate. For example, the 12-month US Treasury bill yielded 0.57% on August 31, 2016, up 22 basis points from a year earlier.[3] (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 51 basis points to 0.84% over the reporting period.[3] However, much of that increase occurred late in the reporting period as money market investors shifted assets from prime money market funds to government money market funds; this resulted in declining demand for Libor-based assets such as certificates of deposit and commercial paper. Looking forward, expectations are that the Fed will raise the federal funds target rate, but at a slower and more methodical pace than the markets thought last year at this time.

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in July of 2014, which were fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. Invesco has been thoughtfully evaluating the impact of money market reform and the impact this reform will have on our investors and our product line. Throughout this process, we have been listening to your questions and working through the concerns that you have articulated to ensure our products continue to meet your needs. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund Data

Institutional Class data as of 8/31/16
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	10 - 42 days	11 days	17 days	$10.4 billion
STIC Prime	7 - 19 days	8 days	8 days	1.6 billion
Treasury	29 - 54 days	48 days	97 days	19.9 billion
Government & Agency	24 - 54 days	49 days	105 days	10.7 billion
Government TaxAdvantage	17 - 58 days	37 days	65 days	121.1 million
Tax-Free Cash Reserve	14 - 38 days	14 days	22 days	450.8 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Effective on or about October 12, 2016, changes were made to the redemption, shareholder eligibility and pricing procedures for certain of Invesco’s Money Market Funds (“Funds”), in compliance with new regulatory requirements that took effect on October 14, 2016. Pursuant to these requirements, some of the Funds will transact at a floating net asset value and/or be subject to liquidity fees and redemption gates under certain circumstances. Please see the Funds’ current prospectuses, which can be found at invesco.com/prospectus, for descriptions of the current redemption, shareholder eligibility and pricing procedures.

4                         Short-Term Investments Trust

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests at least 99.5% of its total assets in cash and government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

5                         Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/16
	Liquid Assets Portfolio 1-9, 11-13	STIC Prime Portfolio 1-9, 11-13	Treasury Portfolio 2, 4-7, 10-11, 13	Government & Agency Portfolio 2, 4-7, 10-11, 13	Government TaxAdvantage Portfolio 2, 4-7, 11, 13	Tax-Free Cash Reserve Portfolio 1-8, 11-13
1 - 7	64.5%	69.4%	50.4%	37.9%	29.8%	92.6%
8 - 30	12.0	21.4	5.3	14.9	26.7	0.8
31 - 60	10.9	9.2	1.6	5.2	10.9	0.1
61 - 90	11.8	0.0	8.4	6.8	11.0	0.0
91 - 180	0.8	0.0	18.6	18.4	17.5	1.1
181+	0.0	0.0	15.7	16.8	4.1	5.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Liquidity risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
5	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
6	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

6                         Short-Term Investments Trust

7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
8	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatment that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
9	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
10	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
11	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
12	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
13	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

7                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–48.00%
Abbey National Treasury Services PLC	0.42%	09/06/2016	$100,000	$100,000,000
Abbey National Treasury Services PLC	0.43%	09/02/2016	175,000	175,000,000
Australia & New Zealand Banking Group, Ltd.(a)	0.31%	09/01/2016	368,000	368,000,000
Bank of Montreal(a)(b)	0.84%	09/07/2016	100,000	100,000,000
Bank of Montreal(a)(b)	0.84%	11/10/2016	200,000	200,000,000
Bank of Nova Scotia(a)(b)	0.93%	09/30/2016	120,100	120,100,000
Bank of Nova Scotia(a)(b)	0.98%	09/09/2016	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)	0.41%	09/06/2016	100,000	100,000,000
BNP Paribas S.A.(a)	0.30%	09/01/2016	200,000	200,000,000
Canadian Imperial Bank of Commerce(a)	0.30%	09/01/2016	290,000	290,000,000
Canadian Imperial Bank of Commerce(a)	0.90%	09/20/2016	75,000	75,000,000
Canadian Imperial Bank of Commerce(a)	0.93%	11/21/2016	90,000	90,000,000
Citibank, N.A.	0.53%	09/02/2016	45,000	45,000,000
Credit Industriel et Commercial(a)	0.38%	09/07/2016	70,000	70,000,000
Dexia Credit Local S.A.(a)(b)	0.86%	09/13/2016	100,000	100,000,000
Dexia Credit Local S.A.(a)	0.87%	11/14/2016	90,000	90,000,000
DNB Bank ASA(a)	0.30%	09/01/2016	478,478	478,477,949
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	0.75%	09/06/2016	50,000	50,000,827
HSBC Bank PLC(a)(b)(c)	0.97%	11/17/2016	107,000	107,000,000
KBC Bank N.V.(a)	0.41%	09/07/2016	100,000	100,000,000
KBC Bank N.V.(a)	0.42%	09/01/2016	100,000	100,000,000
Royal Bank of Canada(a)(b)	0.81%	10/03/2016	300,000	300,000,000
Skandinaviska Enskilda Banken AB(a)	0.30%	09/01/2016	580,000	580,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.42%	09/06/2016	100,000	100,000,000
Svenska Handelsbanken AB(a)	0.30%	09/01/2016	500,000	500,000,000
Svenska Handelsbanken AB(a)(b)	0.84%	09/19/2016	100,000	100,000,000
Swedbank AB(a)	0.30%	09/01/2016	350,000	350,000,000
Swedbank AB(a)	0.39%	09/06/2016	145,000	145,000,000
Swedbank AB(a)	0.39%	09/07/2016	80,000	80,000,000
Toronto-Dominion Bank (The)(a)(b)	0.87%	11/07/2016	77,000	77,000,000
UBS AG(a)(b)	0.93%	12/13/2016	95,000	95,000,000
Total Certificates of Deposit (Cost $5,385,578,776)				5,385,578,776

Commercial Paper–24.47%(d)
Asset-Backed Securities — Consumer Receivables–0.80%
Old Line Funding, LLC(c)	0.74%	09/16/2016	90,000	89,972,250

Asset-Backed Securities — Fully Supported–2.72%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(a)(c)	0.55%	10/03/2016	25,000	24,985,556
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(a)(c)	0.65%	09/06/2016	50,000	49,996,180
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	0.66%	09/12/2016	50,000	49,989,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)	0.69%	10/12/2016	115,000	115,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)	0.84%	10/12/2016	64,750	64,750,000
				304,721,653

Asset-Backed Securities — Fully Supported Bank–6.65%
Alpine Securitization Ltd. (CEP–Credit Suisse AG)(a)(c)	0.55%	09/08/2016	65,000	64,993,049
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.43%	09/06/2016	100,000	99,994,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Anglesea Funding LLC (Multi–CEP’s)(a)(b)(c)	0.76%	10/03/2016	$135,000	$135,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(a)	0.58%	09/02/2016	34,300	34,299,447
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.87%	09/12/2016	75,000	74,980,062
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.88%	11/10/2016	60,000	59,897,333
Halkin Finance LLC (Multi–CEP’s)(a)(c)	0.60%	09/06/2016	50,000	49,995,833
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.66%	09/01/2016	30,000	30,000,000
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.67%	09/01/2016	26,600	26,600,000
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.86%	11/16/2016	50,000	49,909,222
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.61%	09/08/2016	25,000	24,997,035
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.54%	09/08/2016	35,000	34,996,325
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.58%	09/12/2016	50,000	49,991,139
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.60%	09/09/2016	10,000	9,998,667
				745,652,140

Asset-Backed Securities — Multi-Purpose–0.89%
Versailles Commercial Paper LLC(b)(c)	0.66%	10/14/2016	100,000	100,000,000

Diversified Banks–11.67%
BNP Paribas S.A.(a)	0.41%	09/06/2016	100,000	99,994,306
BNP Paribas S.A.(a)	0.41%	09/07/2016	130,000	129,991,117
Dexia Credit Local S.A.(a)	0.65%	09/12/2016	102,450	102,429,652
DNB Bank ASA(a)(c)	0.88%	09/12/2016	75,000	74,979,833
ING (US) Funding LLC(a)	0.70%	09/08/2016	37,325	37,319,920
ING (US) Funding LLC(a)	0.70%	09/09/2016	125,000	124,980,556
Mizuho Bank, Ltd.(a)(c)	0.41%	09/06/2016	100,000	99,994,306
Societe Generale S.A.(a)	0.29%	09/01/2016	500,000	500,000,000
Sumitomo Mitsui Banking Corp.(a)(c)	0.67%	09/01/2016	140,000	140,000,000
				1,309,689,690

Other Diversified Financial Services–0.76%
Nationwide Building Society(a)(c)	0.73%	09/15/2016	85,000	84,975,869

Regional Banks–0.76%
HSBC Bank PLC(a)(b)	0.90%	09/06/2016	85,000	85,000,000

Specialized Finance–0.22%
CDP Financial Inc.(a)(c)	0.55%	09/08/2016	25,000	24,997,326
Total Commercial Paper (Cost $2,745,008,928)				2,745,008,928

Medium-Term Notes–5.43%
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes(b)	0.76%	10/19/2016	235,000	235,000,000
Unsec. Medium-Term Floating Rate Notes(b)	0.82%	10/29/2016	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(a)(b)(c)	0.91%	11/04/2016	150,000	150,000,000
Total Medium-Term Notes (Cost $610,000,000)				610,000,000

Variable Rate Demand Notes–5.07%(e)
Credit Enhanced–4.99%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.51%	06/01/2029	2,535	2,535,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.62%	12/01/2028	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Blair (County of), Pennsylvania Industrial Development Authority (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	10/01/2028	$39,900	$39,900,000
California (State of) Statewide Communities Development Authority (Birchcrest Apartments); Series 2001 S, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.76%	08/01/2032	1,500	1,500,000
California (State of); Series 2003 C-4, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.56%	05/01/2033	11,140	11,140,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.49%	07/01/2038	4,685	4,685,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.56%	09/01/2033	18,684	18,684,000
District of Columbia (Pew Charitable Trusts (The)); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	04/01/2038	70,000	70,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.57%	03/01/2030	3,272	3,272,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	06/01/2037	5,318	5,318,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(f)	0.65%	08/01/2027	1,000	1,000,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.63%	12/01/2028	8,500	8,500,000
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	02/01/2040	19,500	19,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(f)	0.59%	02/01/2042	10,800	10,800,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage Network); Series 2006, VRD RB (LOC–US Bank, N.A.)(f)	0.59%	05/01/2036	2,330	2,330,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–US Bank, N.A.)(f)	0.59%	10/01/2033	3,901	3,901,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	09/01/2048	20,435	20,435,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 & 240); Series 1993, VRD Special Assessment RB (LOC–U.S.Bank, N.A.)(f)	0.50%	04/01/2033	7,000	7,000,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(c)(f)	0.59%	04/01/2047	43,600	43,600,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	0.56%	05/01/2037	19,980	19,980,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.58%	10/01/2042	1,500	1,500,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.57%	07/01/2038	9,000	9,000,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.60%	07/15/2036	3,965	3,965,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(f)	0.58%	11/01/2044	30,000	30,000,000
New York (State of) Housing Finance Agency (625 West 57th Street Housing); Series 2015 A-1, VRD RB (LOC–Bank of New York Mellon (The))(f)	0.57%	05/01/2049	69,050	69,050,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.57%	11/01/2041	9,500	9,500,000
New York City Housing Development Corp. (Crest (The)); Series 2005 A, VRD MFH RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(f)	0.65%	12/01/2036	16,730	16,730,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.58%	08/01/2034	10,433	10,433,000
Philadelphia School District; Series 2016 C, Ref. VRD Limited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.58%	09/01/2030	32,259	32,259,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.56%	07/01/2040	1,970	1,970,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	04/01/2026	$1,193	$1,193,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	07/01/2037	29,872	29,872,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.60%	06/15/2031	1,945	1,945,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.66%	06/01/2041	6,990	6,990,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.58%	11/15/2043	14,950	14,950,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.66%	09/15/2036	4,375	4,375,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.59%	07/01/2027	5,884	5,884,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	08/15/2034	14,500	14,500,000
				560,196,000

Other Variable Rate Demand Notes–0.08%
Federal Home Loan Mortgage Corp.; Series M028, Class A, VRD MFH Ctfs.	0.65%	09/15/2024	8,425	8,425,000
Total Variable Rate Demand Notes (Cost $568,621,000)				568,621,000

U.S. Treasury Bills–1.96%(d)
U.S. Treasury Bills (Cost $219,771,444)	0.45%	11/25/2016	220,000	219,771,444
TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.93% (Cost $9,528,980,148)				9,528,980,148

			Repurchase Amount
Repurchase Agreements–15.45%(g)
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $600,006,167 (collateralized by a U.S. Treasury obligation valued at $611,526,891; 0.13%, 04/15/2020)	0.37%	09/01/2016	600,006,167	600,000,000
Citigroup Global Markets Inc., term agreement dated 04/11/2016, maturing value of $60,000,000 (collateralized by domestic and foreign non-agency asset-backed securities valued at $66,000,001; 0%-5.06%, 09/25/2034-12/26/2050)(b)	1.00%	12/02/2016	60,000,000	60,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2016, maturing value of $100,011,667 (collateralized by domestic and foreign agency mortgage-backed securities valued at $110,000,935; 0%-9.86%, 11/26/2035-02/25/2056)(a)(h)	0.60%	09/07/2016	100,011,667	100,000,000
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $10,000,147 (collateralized by a domestic corporate obligation valued at $10,500,782; 2.70%, 05/13/2022)(a)	0.53%	09/01/2016	10,000,147	10,000,000
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $10,002,256 (collateralized by domestic corporate obligations valued at $10,502,355; 2.40%-3.75%, 08/08/2026-02/12/2045)(a)	0.58%	09/07/2016	10,002,256	10,000,000
ING Financial Markets, LLC, term agreement dated 08/29/2016, maturing value of $30,003,467 (collateralized by domestic and foreign corporate obligations valued at $31,502,179; 2.00%-5.88%, 10/19/2016-02/23/2046)(a)	0.52%	09/06/2016	30,003,467	30,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	375,826,634	375,823,293
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/31/2016, maturing value of $250,230,903 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securities and a foreign corporate obligation valued at $267,421,524; 0%-16.76%, 07/28/2020-08/25/2055)(b)	0.95%	10/05/2016	250,230,903	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., term agreement dated 08/01/2016, maturing value of $98,113,190 (collateralized by domestic agency mortgage-backed securities valued at $99,960,000; 0%-6.18%, 12/25/2033-07/25/2046)(a)(h)	0.66%	10/03/2016	$98,113,190	$98,000,000
Societe Generale, agreement dated 08/31/2016, maturing value of $100,000,011 (collateralized by a U.S. Treasury obligation valued at $102,033,328; 0.14%, 05/31/2021)	0.38%	09/01/2016	100,000,011	99,998,955
Wells Fargo Securities, LLC, agreement dated 08/31/2016, maturing value of $100,001,111 (collateralized by domestic corporate obligations valued at $105,000,000; 0%, 09/01/2016-09/07/2016)	0.40%	09/01/2016	100,001,111	100,000,000
Total Repurchase Agreements (Cost $1,733,822,248)				1,733,822,248
TOTAL INVESTMENTS(i)(j)–100.38% (Cost $11,262,802,396)				11,262,802,396
OTHER ASSETS LESS LIABILITIES–(0.38)%				(42,872,718)
NET ASSETS–100.00%				$11,219,929,678

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 15.6%; Canada: 13.6%; France: 11.9%; Japan: 5.2%; other countries less than 5% each: 24.8%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $1,706,229,013, which represented 15.21% of the Fund’s Net Assets.
(d)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
BNP Paribas S.A.	5.4%
Svenska Handelsbanken AB	5.3
Skandinaviska Enskilda Banken AB	5.2
Swedbank AB	5.1
Societe Generale S.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–38.84%
Abbey National Treasury Services PLC	0.43%	09/02/2016	$25,000	$25,000,000
Australia & New Zealand Banking Group, Ltd.(a)	0.31%	09/01/2016	100,000	100,000,000
BNP Paribas S.A.(a)	0.30%	09/01/2016	75,000	75,000,000
Canadian Imperial Bank of Commerce(a)	0.30%	09/01/2016	75,000	75,000,000
Citibank, N.A.	0.53%	09/02/2016	30,000	30,000,000
DNB Bank ASA(a)	0.30%	09/01/2016	60,000	60,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	0.55%	09/12/2016	50,000	50,000,000
Lloyds Bank PLC(a)	0.30%	09/01/2016	50,000	50,000,000
Skandinaviska Enskilda Banken AB(a)	0.30%	09/01/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.58%	09/01/2016	40,000	40,000,000
Svenska Handelsbanken AB(a)	0.30%	09/01/2016	50,000	50,000,000
Svenska Handelsbanken AB(a)	0.53%	09/16/2016	50,000	50,000,104
Swedbank AB(a)	0.30%	09/01/2016	100,000	100,000,000
Total Certificates of Deposit (Cost $805,000,104)				805,000,104

Commercial Paper–31.96%(b)
Asset-Backed Securities — Fully Supported–2.17%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.56%	09/09/2016	20,000	19,997,511
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	0.58%	09/06/2016	25,000	24,997,986
				44,995,497

Asset-Backed Securities — Fully Supported Bank–16.45%
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.61%	09/06/2016	25,000	24,997,882
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.59%	09/02/2016	15,000	14,999,754
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.76%	10/05/2016	30,000	29,978,467
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.60%	09/07/2016	10,000	9,999,000
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(a)	0.70%	10/03/2016	30,000	29,981,333
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(a)	0.58%	09/02/2016	15,000	14,999,758
Cedar Springs Capital Co. LLC (CEP–UBS AG)(a)(c)	0.57%	09/15/2016	50,000	49,988,917
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.67%	09/02/2016	45,000	44,999,162
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.61%	10/07/2016	20,000	19,987,800
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.61%	09/08/2016	15,000	14,998,221
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.60%	09/09/2016	66,000	65,991,200
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.58%	09/12/2016	20,000	19,996,456
				340,917,950

Asset-Backed Securities — Multi–Purpose–2.41%
Nieuw Amsterdam Receivables Corp.(a)(c)	0.63%	10/07/2016	50,000	49,968,500

Diversified Banks–8.30%
Bank of Nova Scotia(a)(c)	0.60%	09/19/2016	40,000	39,988,000
BNP Paribas S.A.(a)	0.51%	09/02/2016	25,000	24,999,646
DNB Bank ASA(a)(c)	0.54%	10/03/2016	40,000	39,980,800
NRW Bank(a)(c)	0.55%	09/19/2016	30,000	29,991,750
NRW Bank(a)(c)	0.61%	09/26/2016	37,000	36,984,326
				171,944,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–2.63%
CDP Financial Inc.(a)(c)	0.48%	09/08/2016	$46,000	$45,995,707
CDP Financial Inc.(a)(c)	0.55%	09/08/2016	8,000	8,499,091
				54,494,798
Total Commercial Paper (Cost $662,321,267)				662,321,267

Variable Rate Demand Notes–12.48%(d)
Credit Enhanced–12.48%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.51%	06/01/2029	1,935	1,935,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.78%	09/01/2019	2,373	2,373,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.62%	12/01/2028	5,510	5,510,000
Blair (County of), Pennsylvania Industrial Development Authority (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	10/01/2028	15,000	15,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	06/01/2037	6,000	6,000,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, MFH VRD RB (LOC–Citibank, N.A.)(e)	0.63%	10/01/2039	10,380	10,380,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.56%	09/01/2033	4,190	4,190,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.67%	04/01/2024	164	164,000
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.64%	06/15/2025	3,975	3,975,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.60%	05/01/2036	7,140	7,140,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.58%	11/01/2030	1,104	1,104,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(e)	0.57%	11/01/2024	4,715	4,715,000
Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.59%	06/01/2048	3,822	3,822,000
Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.57%	02/15/2042	4,829	4,829,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	01/01/2038	2,665	2,665,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.59%	05/01/2036	305	305,000
Illinois (State of) Finance Authority (Waste Management, Inc.); Series 2003, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.65%	09/01/2027	5,000	5,000,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 and 240); Series 1993, VRD Special Assessment RB (LOC–U.S. Bank, N.A.)(e)	0.50%	04/01/2033	13,400	13,400,000
Jets Stadium Development, LLC; Series 2007 A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(c)(e)	0.59%	04/01/2047	59,200	59,200,000
Loudoun (County of), Virginia Industrial Development Authority (Loudoun County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	03/01/2038	2,658	2,658,000
Louisa (County of), Virginia Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	10/01/2030	634	634,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(c)(e)	0.54%	01/01/2033	5,535	5,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.60%	07/01/2028	725	725,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(e)	0.58%	11/01/2044	10,900	10,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.63%	11/01/2044	$3,400	$3,400,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.63%	11/01/2046	12,911	12,911,000
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	03/01/2031	7,233	7,233,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)	0.58%	06/01/2025	10,710	10,710,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.58%	08/01/2034	7,311	7,311,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.57%	07/01/2032	1,048	1,048,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.58%	05/01/2032	2,152	2,152,000
Philadelphia School District; Series 2016 C, Ref. VRD Limited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.58%	09/01/2030	5,496	5,496,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	04/01/2026	519	519,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	07/01/2037	2,250	2,250,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	03/01/2028	2,702	2,702,000
Southfield Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	10/01/2031	809	809,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.59%	10/01/2033	3,241	3,241,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.60%	05/01/2042	11,298	11,298,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.59%	07/15/2031	1,750	1,750,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(e)	0.59%	07/01/2027	3,106	3,106,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	08/15/2034	10,608	10,608,000
Total Variable Rate Demand Notes (Cost $258,703,000)				258,703,000

U.S. Government Sponsored Agency Securities–1.23%
Overseas Private Investment Corp. (OPIC)–1.23%(d)
Unsec. Gtd. VRD COP	0.43%	05/15/2030	11,596	11,596,000
Unsec. Gtd. VRD COP	0.58%	09/15/2022	10,000	10,000,000
Unsec. Gtd. VRD COP	0.58%	09/20/2022	4,000	4,000,000
Total U.S. Government Sponsored Agency Securities (Cost $25,596,000)				25,596,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.51% (Cost $1,751,620,371)				1,751,620,371

			Repurchase Amount
Repurchase Agreements–15.48%(f)
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2016, maturing value of $80,009,333 (collateralized by domestic agency mortgage-backed securities valued at $84,000,275; 0%-14.72%, 10/27/2034-11/25/2057)(a)(g)	0.60%	09/07/2016	80,009,333	80,000,000
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $75,001,104 (collateralized by domestic and foreign corporate obligations valued at $79,467,518; 1.72%-8.40%, 06/24/2018-11/15/2045)(a)	0.53%	09/01/2016	75,001,104	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 08/29/2016, maturing value of $15,001,733 (collateralized by domestic corporate obligations valued at $16,503,190; 2.40%-3.70%, 05/13/2022-08/08/2046)(a)	0.52%	09/06/2016	$15,001,733	$15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	25,474,985	25,474,759
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/31/2016, maturing value of $20,268,703 (collateralized by a domestic non-agency mortgage-backed security valued at $22,275,000; 0%, 08/10/2045)	0.95%	10/05/2016	20,268,703	20,250,000
RBC Capital Markets Corp., term agreement dated 08/01/2016, maturing value $105,121,275 (collateralized by domestic agency asset-backed securities valued at $107,100,000; 0%-6.74%, 03/15/2028-07/20/2046)(a)(g)	0.66%	10/03/2016	105,121,275	105,000,000
Total Repurchase Agreements (Cost $320,724,759)				320,724,759
TOTAL INVESTMENTS(h)(i)–99.99% (Cost $2,072,345,130)				2,072,345,130
OTHER ASSETS LESS LIABILITIES–0.01%				278,832
NET ASSETS–100.00%				$2,072,623,962

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi–Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 14.5%; Canada: 14.4%; Netherlands: 10.1%; France: 9.2%; Japan: 8.9%; Germany: 7.4%; Switzerland: 6.3%; other countries less than 5% each: 14.2%.
(b)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”).The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $632,077,544, which represented 30.50% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–46.78%
U.S. Treasury Bills–27.08%(a)
U.S. Treasury Bills	0.48%	09/08/2016	$300,000	$299,972,292
U.S. Treasury Bills	0.49%	09/15/2016	150,000	149,971,708
U.S. Treasury Bills	0.51%	09/15/2016	200,000	199,960,722
U.S. Treasury Bills	0.48%	09/29/2016	400,000	399,852,222
U.S. Treasury Bills	0.33%	10/20/2016	200,000	199,912,481
U.S. Treasury Bills	0.39%	11/10/2016	914	913,525
U.S. Treasury Bills	0.40%	11/17/2016	141,000	140,880,875
U.S. Treasury Bills	0.31%	11/25/2016	400,000	399,711,000
U.S. Treasury Bills	0.45%	11/25/2016	158,000	157,835,855
U.S. Treasury Bills	0.46%	11/25/2016	250,000	249,734,375
U.S. Treasury Bills	0.32%	12/01/2016	300,000	299,761,125
U.S. Treasury Bills	0.33%	12/01/2016	450,000	449,629,174
U.S. Treasury Bills	0.34%	12/01/2016	400,000	399,661,276
U.S. Treasury Bills	0.49%	12/01/2016	200,000	199,757,333
U.S. Treasury Bills	0.40%	01/12/2017	200,000	199,705,922
U.S. Treasury Bills	0.42%	01/19/2017	200,000	199,677,222
U.S. Treasury Bills	0.43%	01/19/2017	200,000	199,668,666
U.S. Treasury Bills	0.44%	01/26/2017	200,000	199,648,833
U.S. Treasury Bills	0.40%	02/02/2017	195,000	194,670,505
U.S. Treasury Bills	0.42%	02/09/2017	150,000	149,724,958
U.S. Treasury Bills	0.44%	02/16/2017	171,000	170,652,870
U.S. Treasury Bills	0.45%	02/16/2017	234,000	233,514,061
U.S. Treasury Bills	0.45%	02/23/2017	150,000	149,676,979
U.S. Treasury Bills	0.46%	02/23/2017	402,000	401,120,625
U.S. Treasury Bills	0.59%	04/27/2017	124,000	123,528,218
U.S. Treasury Bills	0.57%	06/22/2017	200,000	199,085,333
U.S. Treasury Bills	0.55%	07/20/2017	48,000	47,766,013
U.S. Treasury Bills	0.57%	07/20/2017	152,000	151,242,727
				6,167,236,895

U.S. Treasury Notes–19.70%
U.S. Treasury Floating Rate Notes(b)	0.50%	10/31/2017	706,250	706,054,380
U.S. Treasury Floating Rate Notes(b)	0.61%	01/31/2018	300,000	300,160,479
U.S. Treasury Floating Rate Notes(b)	0.53%	04/30/2018	664,000	664,091,065
U.S. Treasury Floating Rate Notes(b)	0.51%	07/31/2018	445,240	445,284,285
U.S. Treasury Notes	1.00%	09/30/2016	150,000	150,055,611
U.S. Treasury Notes	3.13%	10/31/2016	152,492	153,142,665
U.S. Treasury Notes	4.63%	11/15/2016	350,000	353,023,406
U.S. Treasury Notes	0.50%	11/30/2016	100,000	100,017,911
U.S. Treasury Notes	2.75%	11/30/2016	150,000	150,804,893
U.S. Treasury Notes	0.88%	01/31/2017	200,000	200,280,423
U.S. Treasury Notes	0.63%	02/15/2017	100,000	100,052,663
U.S. Treasury Notes	4.63%	02/15/2017	225,000	229,206,093
U.S. Treasury Notes	0.50%	02/28/2017	100,000	99,962,854
U.S. Treasury Notes	0.88%	02/28/2017	50,000	50,084,753
U.S. Treasury Notes	3.00%	02/28/2017	50,000	50,608,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Notes	0.50%	04/30/2017	$176,000	$175,980,117
U.S. Treasury Notes	0.88%	04/30/2017	150,000	150,356,964
U.S. Treasury Notes	2.75%	05/31/2017	200,000	203,258,333
U.S. Treasury Notes	2.50%	06/30/2017	200,000	203,122,584
				4,485,547,486
Total U.S. Treasury Securities (Cost $10,652,784,381)				10,652,784,381
TOTAL INVESTMENTS (excluding Repurchase Agreements)–46.78% (Cost $10,652,784,381)				10,652,784,381

			Repurchase Amount
Repurchase Agreements–58.35%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2016, maturing value of $350,003,208 (collateralized by U.S. Treasury obligations valued at $357,000,033; 1.50%-5.38%, 12/31/2018-11/15/2045)	0.33%	09/01/2016	350,003,208	350,000,000
Bank of Montreal, term agreement dated 08/04/2016, maturing value of $250,250,347 (collateralized by U.S. Treasury obligations valued at $255,000,094; 0.36%-8.75%, 07/31/2017-05/15/2046)(d)	0.35%	11/15/2016	250,250,347	250,000,000
Bank of Nova Scotia, agreement dated 08/31/2016, maturing value of $50,000,444 (collateralized by a U.S. Treasury obligation valued at $51,000,052; 0.88%, 06/15/2017)	0.32%	09/01/2016	50,000,444	50,000,000
Bank of Nova Scotia, agreement dated 08/31/2016, maturing value of $500,004,444 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13%-8.88%, 09/30/2016-05/15/2046)	0.32%	09/01/2016	500,004,444	500,000,000
Bank of Nova Scotia, term agreement dated 06/07/2016, maturing value of $160,165,822 (collateralized by U.S. Treasury obligations valued at $163,200,100; 0.13%-6.25%, 01/15/2017-05/15/2038)(d)	0.41%	09/06/2016	160,165,822	160,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $1,930,019,836 (collateralized by U.S. Treasury obligations valued at $1,969,920,445; 0.13%-1.38%, 01/15/2021-02/15/2044)	0.37%	09/01/2016	1,930,019,836	1,930,000,000
BNP Paribas Securities Corp., term agreement dated 08/29/2016, maturing value of $235,018,800 (collateralized by U.S. Treasury obligations valued at $239,596,184; 1.38%, 05/31/2021)(d)	0.36%	09/06/2016	235,018,800	235,000,000
CIBC World Markets Corp., agreement dated 08/31/2016, maturing value of $1,100,009,472 (collateralized by U.S. Treasury obligations valued at $1,122,001,293; 0.08%-9.00%, 09/15/2016-02/15/2046)	0.31%	09/01/2016	1,100,009,472	1,100,000,000
Citigroup Global Markets Inc., agreement dated 08/31/2016, maturing value of $400,003,556 (collateralized by U.S. Treasury obligations valued at $408,000,049; 1.75%-2.75%, 12/31/2017-11/15/2020)	0.32%	09/01/2016	400,003,556	400,000,000
Citigroup Global Markets Inc., term agreement dated 08/25/2016, maturing value of $700,042,194 (collateralized by U.S. Treasury obligations valued at $714,000,005; 0%-5.25%, 07/31/2020-05/16/2046)(d)	0.31%	09/01/2016	700,042,194	700,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $100,000,861 (collateralized by a U.S. Treasury obligation valued at $102,000,005; 1.75%, 02/28/2022)	0.31%	09/01/2016	100,000,861	100,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $500,004,306 (collateralized by a U.S. Treasury obligation valued at $510,000,073; 2.38%, 01/15/2017)	0.31%	09/01/2016	500,004,306	500,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 08/25/2016, maturing value of $250,015,069 (collateralized by U.S. Treasury obligations valued at $255,000,095; 0.13%-2.75%, 01/15/2022-11/15/2023)(d)	0.31%	09/01/2016	250,015,069	250,000,000
Credit Suisse Securities (USA) LLC, agreement dated 08/31/2016, maturing value of $500,004,444 (collateralized by U.S. Treasury obligations valued at $510,003,220; 0.75%-3.88%, 01/15/2027-02/15/2042)	0.32%	09/01/2016	500,004,444	500,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $150,001,727 (collateralized by U.S. Treasury obligations valued at $152,836,142; 1.13%, 01/15/2021)	0.40%	09/01/2016	150,001,727	150,000,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $540,737,557 (collateralized by U.S. Treasury obligations valued at $551,706,428; 0.13%, 04/15/2021)	0.36%	09/01/2016	$540,737,557	$540,732,150
J.P. Morgan Securities Inc., agreement dated 08/31/2016, maturing value of $250,002,222 (collateralized by U.S. Treasury obligations valued at $255,000,994; 1.38%-1.63%, 02/29/2020-11/30/2020)	0.32%	09/01/2016	250,002,222	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	123,576,647	123,575,549
Mitsubishi UFJ Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $200,001,556 (collateralized by U.S. Treasury obligations valued at $204,000,001; 0%-5.38%, 09/29/2016-05/15/2046)	0.28%	09/01/2016	200,001,556	200,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2016, maturing value of $261,197,257 (collateralized by U.S. Treasury obligations valued at $266,416,240; 0%, 11/15/2027-08/15/2037)	0.38%	09/01/2016	261,197,257	261,194,500
RBC Capital Markets LLC, term agreement dated 08/29/2016, maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,048; 0%-8.88%, 09/01/2016-02/15/2045)(b)(d)	0.34%	11/28/2016	500,000,000	500,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $415,027,938 (collateralized by U.S. Treasury obligations valued at $423,156,488; 2.38%, 08/15/2024)(d)	0.40%	09/01/2016	415,027,938	414,995,661
Societe Generale, agreement dated 08/31/2016, maturing value of $249,997,496 (collateralized by U.S. Treasury obligations valued at $254,946,550; 2.25%, 11/15/2024)	0.38%	09/01/2016	249,997,496	249,994,857
Societe Generale, agreement dated 08/31/2016, maturing value of $820,004,056 (collateralized by U.S. Treasury obligations valued at $836,677,342; 1.38%, 05/31/2021)	0.38%	09/01/2016	820,004,056	819,995,400
Societe Generale, open agreement dated 07/13/2016 (collateralized by U.S. Treasury obligations valued at $1,122,000,050; 0.13%-8.75%, 02/15/2017-11/15/2045)(b)(e)	0.28%	—	—	1,100,000,000
TD Securities (USA) LLC, agreement dated 08/31/2016, maturing value of $300,002,667 (collateralized by U.S. Treasury obligations valued at $306,000,031; 0.13%-7.88%, 09/15/2016-11/15/2045)	0.32%	09/01/2016	300,002,667	300,000,000
Wells Fargo Bank, N.A., agreement dated 08/31/2016, maturing value of $425,003,778 (collateralized by U.S. Treasury obligations valued at $433,500,029; 0.88%-1.38%, 10/15/2017-10/31/2020)	0.32%	09/01/2016	425,003,778	425,000,000
Wells Fargo Bank, N.A., term agreement dated 08/02/2016, maturing value of $200,207,278 (collateralized by U.S. Treasury obligations valued at $204,000,090; 1.25%-1.63%, 12/31/2019-07/31/2020)	0.41%	11/01/2016	200,207,278	200,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2016, maturing value of $325,002,889 (collateralized by U.S. Treasury obligations valued at $331,500,069; 0.13%-3.88%, 04/15/2017-02/15/2046)	0.32%	09/01/2016	325,002,889	325,000,000
Wells Fargo Securities, LLC, term agreement dated 07/08/2016, maturing value of $160,160,000 (collateralized by U.S. Treasury obligations valued at $163,200,063; 3.00%-3.13%, 02/15/2042-11/15/2045)	0.40%	10/06/2016	160,160,000	160,000,000
Wells Fargo Securities, LLC, term agreement dated 08/08/2016, maturing value of $240,248,733 (collateralized by U.S. Treasury obligations valued at $244,800,012; 3.00%, 05/15/2042-11/15/2045)	0.41%	11/07/2016	240,248,733	240,000,000
Total repurchase Agreements (Cost $13,285,488,177)				13,285,488,177
TOTAL INVESTMENTS(f)–105.13% (Cost $23,938,272,558)				23,938,272,558
OTHER ASSETS LESS LIABILITIES–(5.13)%				(1,168,225,703)
NET ASSETS–100.00%				$22,770,046,855

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–37.51%
Federal Farm Credit Bank (FFCB)–3.87%
Disc. Notes(a)	0.52%	12/21/2016	$25,000	$24,959,917
Disc. Notes(a)	0.57%	03/20/2017	19,000	18,939,833
Unsec. Bonds(b)	0.52%	05/30/2017	45,000	44,996,137
Unsec. Bonds(b)	0.54%	06/20/2017	39,325	39,298,277
Unsec. Bonds(b)	0.53%	07/06/2017	70,000	69,984,938
Unsec. Bonds(b)	0.54%	07/14/2017	14,000	14,002,411
Unsec. Bonds(b)	0.66%	07/21/2017	45,000	44,999,938
Unsec. Bonds(b)	0.55%	07/25/2017	35,600	35,615,373
Unsec. Bonds(b)	0.50%	08/21/2017	22,000	21,988,085
Unsec. Bonds(b)	0.56%	08/29/2017	4,625	4,625,011
Unsec. Bonds(b)	0.56%	11/13/2017	8,000	7,990,795
Unsec. Bonds(b)	0.54%	12/27/2017	30,000	29,948,271
Unsec. Bonds(b)	0.54%	01/17/2018	10,000	9,992,377
Unsec. Bonds(b)	0.58%	02/09/2018	25,000	25,003,618
Unsec. Bonds(b)	0.55%	02/26/2018	50,000	49,977,986
Unsec. Bonds(b)	0.63%	03/21/2018	20,000	20,014,232
				462,337,199

Federal Home Loan Bank (FHLB)–23.12%
Unsec. Bonds	0.56%	01/20/2017	60,000	59,997,740
Unsec. Bonds	0.54%	01/25/2017	49,000	48,992,198
Unsec. Bonds	0.54%	01/25/2017	48,000	47,988,511
Unsec. Bonds	0.54%	01/26/2017	20,000	19,995,936
Unsec. Bonds(b)	0.54%	02/27/2017	25,000	25,000,000
Unsec. Bonds	0.88%	03/10/2017	13,155	13,178,995
Unsec. Bonds	0.55%	03/21/2017	52,630	52,639,816
Unsec. Bonds	0.60%	05/19/2017	62,000	62,000,000
Unsec. Bonds	0.60%	05/23/2017	73,000	72,997,176
Unsec. Bonds(b)	0.50%	08/18/2017	73,500	73,464,338
Unsec. Bonds(b)	0.68%	10/30/2017	199,700	199,682,374
Unsec. Bonds(b)	0.57%	11/15/2017	40,000	40,000,000
Unsec. Bonds(b)	0.56%	11/17/2017	25,000	25,000,000
Unsec. Bonds(b)	0.58%	02/16/2018	45,000	45,000,000
Unsec. Disc. Notes(a)	0.07%	09/01/2016	5,000	5,000,000
Unsec. Disc. Notes(a)	0.50%	09/23/2016	85,000	84,974,028
Unsec. Disc. Notes(a)	0.51%	09/23/2016	43,100	43,086,699
Unsec. Disc. Notes(a)	0.48%	10/14/2016	250,850	250,705,269
Unsec. Disc. Notes(a)	0.46%	10/19/2016	11,000	10,993,297
Unsec. Disc. Notes(a)	0.46%	10/21/2016	75,000	74,952,708
Unsec. Disc. Notes(a)	0.52%	10/24/2016	52,000	51,960,191
Unsec. Disc. Notes(a)	0.55%	11/18/2016	100,000	99,881,267
Unsec. Disc. Notes(a)	0.34%	11/23/2016	115,000	114,909,853
Unsec. Disc. Notes(a)	0.35%	11/25/2016	400,000	399,671,805
Unsec. Disc. Notes(a)	0.44%	01/06/2017	100,000	99,846,541
Unsec. Disc. Notes(a)	0.48%	02/22/2017	147,000	146,661,803
Unsec. Global Bonds(b)	0.46%	01/17/2017	80,000	79,957,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Global Bonds(b)	0.61%	01/23/2017	$50,000	$50,000,000
Unsec. Global Bonds(b)	0.53%	04/21/2017	10,000	9,997,136
Unsec. Global Bonds	1.00%	06/21/2017	30,380	30,472,609
Unsec. Global Bonds(b)	0.52%	08/15/2017	50,000	50,000,000
Unsec. Global Bonds(b)	0.55%	09/06/2017	25,000	25,000,288
Unsec. Global Bonds(b)	0.72%	11/15/2017	60,000	59,977,692
Unsec. Global Bonds(b)	0.57%	12/07/2017	22,000	21,997,503
Unsec. Global Bonds(b)	0.63%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds(b)	0.67%	02/26/2018	185,000	185,000,000
				2,760,983,377

Federal Home Loan Mortgage Corp. (FHLMC)–5.49%
Unsec. Disc. Notes(a)	0.49%	09/23/2016	90,000	89,973,172
Unsec. Disc. Notes(a)	0.40%	01/04/2017	80,000	79,888,889
Unsec. Disc. Notes(a)	0.41%	01/06/2017	205,000	204,703,491
Unsec. Disc. Notes(a)	0.42%	01/09/2017	45,000	44,931,750
Unsec. Global Notes(b)	0.51%	01/13/2017	10,000	10,001,689
Unsec. Global Notes	0.50%	01/27/2017	26,111	26,112,677
Unsec. Global Notes	5.00%	02/16/2017	35,000	35,715,910
Unsec. Global Notes(b)	0.52%	04/20/2017	30,000	29,997,096
Unsec. Global Notes(b)	0.56%	04/27/2017	14,000	13,994,969
Unsec. Global Notes(b)	0.64%	07/21/2017	20,000	19,998,179
Unsec. Global Notes(b)	0.63%	01/08/2018	100,000	100,000,000
				655,317,822

Federal National Mortgage Association (FNMA)–2.53%
Unsec. Global Notes	1.13%	04/27/2017	42,863	43,023,093
Unsec. Global Notes	5.00%	05/11/2017	60,000	61,821,216
Unsec. Global Notes(b)	0.51%	09/08/2017	35,000	34,965,363
Unsec. Global Notes(b)	0.51%	10/05/2017	112,815	112,760,395
Unsec. Notes(b)	0.52%	08/16/2017	50,000	49,990,348
				302,560,415

Overseas Private Investment Corp. (OPIC)–2.50%
Sec. Gtd. VRD COP Bonds(c)	0.56%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.56%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.56%	09/15/2020	81,000	81,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.56%	07/15/2025	47,000	47,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.58%	07/09/2026	51,000	51,000,000
				299,000,000
Total U.S. Government Sponsored Agency Securities (Cost $4,480,198,813)				4,480,198,813

U.S. Treasury Securities–12.21%
U.S. Treasury Bills–11.79%(a)
U.S. Treasury Bills	0.15%	09/01/2016	11,017	11,016,705
U.S. Treasury Bills	0.49%	09/01/2016	50,000	50,000,000
U.S. Treasury Bills	0.47%	09/29/2016	150,000	149,946,041
U.S. Treasury Bills	0.40%	02/02/2017	50,000	49,915,514
U.S. Treasury Bills	0.42%	02/09/2017	50,000	49,908,319
U.S. Treasury Bills	0.44%	02/16/2017	50,000	49,898,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	0.45%	02/16/2017	$100,000	$99,792,100
U.S. Treasury Bills	0.46%	02/16/2017	50,000	49,894,767
U.S. Treasury Bills	0.45%	02/23/2017	500,000	498,918,889
U.S. Treasury Bills	0.46%	02/23/2017	400,000	399,125,000
				1,408,415,835

U.S. Treasury Notes–0.42%
U.S. Treasury Floating Rate Notes(b)	0.50%	10/31/2017	50,000	49,984,132
Total U.S. Treasury Securities (Cost $1,458,399,967)				1,458,399,967
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.72% (Cost $5,938,598,780)				5,938,598,780

			Repurchase Amount
Repurchase Agreements–50.28%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2016, maturing value of $250,002,431 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,014; 1.50%-5.38%, 09/30/2019-06/20/2046)	0.35%	09/01/2016	100,000,972	100,000,000
Bank of Montreal, term agreement dated 08/11/2016, maturing value of $250,250,694 (collateralized by domestic agency mortgage-backed securities valued at $255,000,231; 3.00%-4.88%, 06/13/2018-07/01/2046)(e)	0.38%	11/14/2016	250,250,694	250,000,000
Bank of Nova Scotia (The), agreement dated 08/31/2016, maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.28%-5.00%, 11/01/2026-04/20/2046)	0.34%	09/01/2016	300,002,833	300,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $1,035,010,637 (collateralized by U.S. Treasury obligations valued at $1,052,252,100; 0.13%-0.38%, 04/15/2021-07/15/2025)	0.37%	09/01/2016	1,035,010,637	1,035,000,000
BNP Paribas Securities Corp., term agreement dated 08/29/2016, maturing value of $100,008,000 (collateralized by U.S. Treasury obligations valued at $101,955,776; 1.38%, 05/31/2021)(e)	0.36%	09/06/2016	100,008,000	100,000,000
Citigroup Global Markets Inc., agreement dated 08/31/2016, maturing value of $250,002,292 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $255,000,840; 0%-6.25%, 05/11/2017-05/15/2029)	0.33%	09/01/2016	250,002,292	250,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $350,003,208 (collateralized by a domestic agency mortgage-backed security and a U.S. Treasury obligation valued at $357,000,015; 3.50%-3.63%, 12/20/2042-08/15/2043)	0.33%	09/01/2016	350,003,208	350,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 08/25/2016, maturing value of $250,016,042 (collateralized by a U.S. Treasury obligation valued at $255,000,059; 0.75%, 02/28/2018)(e)	0.33%	09/01/2016	250,016,042	250,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $120,002,293 (collateralized by U.S. Treasury obligations valued at $122,269,843; 1.13%, 01/15/2021)	0.40%	09/01/2016	120,002,293	120,000,960
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $201,392,014 (collateralized by U.S. Treasury obligations valued at $205,477,255; 0.13%, 04/15/2021)	0.36%	09/01/2016	201,392,014	201,390,000
ING Financial Markets, LLC, term agreement dated 06/10/2016, maturing value of $30,035,200 (collateralized by a domestic agency mortgage-backed security valued at $30,600,620; 3.00%, 07/01/2046)(e)	0.48%	09/06/2016	30,035,200	30,000,000
ING Financial Markets, LLC, term agreement dated 07/12/2016, maturing value of $90,101,050 (collateralized by domestic agency mortgage-backed securities valued at $91,804,327; 3.00%-3.50%, 10/01/2028-05/01/2045)	0.43%	10/14/2016	90,101,050	90,000,000
ING Financial Markets, LLC, term agreement dated 08/02/2016, maturing value of $100,116,278 (collateralized by domestic agency mortgage-backed securities valued at $102,003,050; 2.05%-5.50%, 02/15/2038-08/01/2048)	0.46%	11/01/2016	100,116,278	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $100,116,250 (collateralized by domestic agency mortgage-backed securities valued at $102,003,372; 3.00%-3.50%, 10/01/2025-10/01/2043)	0.45%	11/25/2016	$100,116,250	$100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 08/31/2016, maturing value of $100,000,944 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.50%-3.00%, 04/25/2044-02/25/2046)	0.34%	09/01/2016	100,000,944	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	16,422,215	16,422,069
Prudential Insurance Co. of America, agreement dated 08/31/2016, maturing value of $161,520,455 (collateralized by U.S. Treasury obligations valued at $164,889,450; 0%, 11/15/2026-08/15/2039)	0.38%	09/01/2016	161,520,455	161,518,750
RBC Capital Markets Corp., joint term agreement dated 08/31/2016, aggregate maturing value of $560,000,000 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $571,200,080; 0.13%-8.00%, 11/01/2018-08/01/2046)(e)	0.30%	10/31/2016	435,000,000	435,000,000
Societe Generale, agreement dated 08/31/2016, maturing value of $149,998,498 (collateralized by U.S. Treasury obligations valued at $152,967,930; 2.25%, 11/15/2024)	0.38%	09/01/2016	149,998,498	149,996,914
Societe Generale, agreement dated 08/31/2016, maturing value of $375,005,001 (collateralized by U.S. Treasury obligations valued at $382,630,043; 1.38%, 05/31/2021)	0.38%	09/01/2016	375,005,001	375,001,043
Societe Generale, joint open agreement dated 07/13/2016, (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $591,600,000; 0%-7.50%, 06/30/2017-10/20/2064)(f)	0.30%	—	—	424,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $325,025,030 (collateralized by U.S. Treasury obligations valued at $331,390,823; 2.38%, 08/15/2024)(e)	0.40%	09/01/2016	325,025,030	324,999,752
Wells Fargo Bank, N.A., joint agreement dated 08/31/2016, aggregate maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00%-4.50%, 09/01/2035-06/01/2043)	0.34%	09/01/2016	171,474,041	171,472,422
Wells Fargo Securities, LLC, joint agreement dated 08/31/2016, aggregate maturing value of $550,005,194 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 3.00%-8.50%, 01/25/2018-08/01/2046)	0.34%	09/01/2016	425,004,014	425,000,000
Wells Fargo Securities, LLC, term agreement dated 07/06/2016, maturing value of $145,148,625 (collateralized by U.S. Treasury obligations valued at $147,900,000; 0%-10.08%, 08/25/2020-04/15/2046)	0.41%	10/04/2016	145,148,625	145,000,000
Total Repurchase Agreements (Cost $6,004,801,910)				6,004,801,910
TOTAL INVESTMENTS(g)–100.00% (Cost $11,943,400,690)				11,943,400,690
OTHER ASSETS LESS LIABILITIES–(0.00)%				(136,063)
NET ASSETS–100.00%				$11,943,264,627
Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–85.49%
U.S. Treasury Bills–77.03%(a)
U.S. Treasury Bills	0.15%	09/01/2016	$13,983	$13,983,295
U.S. Treasury Bills	0.26%	09/01/2016	10,000	10,000,000
U.S. Treasury Bills	0.27%	09/01/2016	3,000	3,000,000
U.S. Treasury Bills	0.44%	09/01/2016	2,000	2,000,000
U.S. Treasury Bills	0.49%	09/01/2016	2,000	2,000,000
U.S. Treasury Bills	0.27%	09/08/2016	12,000	11,999,370
U.S. Treasury Bills	0.48%	09/08/2016	2,000	1,999,815
U.S. Treasury Bills	0.28%	09/15/2016	15,000	14,998,396
U.S. Treasury Bills	0.28%	09/22/2016	15,000	14,997,576
U.S. Treasury Bills	0.25%	09/29/2016	5,000	4,999,047
U.S. Treasury Bills	0.26%	09/29/2016	10,000	9,998,009
U.S. Treasury Bills	0.27%	10/06/2016	5,000	4,998,712
U.S. Treasury Bills	0.31%	10/13/2016	3,000	2,998,947
U.S. Treasury Bills	0.40%	10/13/2016	2,000	1,999,083
U.S. Treasury Bills	0.30%	10/20/2016	5,000	4,997,965
U.S. Treasury Bills	0.32%	10/27/2016	5,000	4,997,550
U.S. Treasury Bills	0.28%	11/03/2016	5,000	4,997,550
U.S. Treasury Bills	0.46%	11/17/2016	2,000	1,998,073
U.S. Treasury Bills	0.31%	11/25/2016	5,000	4,996,399
U.S. Treasury Bills	0.33%	12/01/2016	10,000	9,991,658
U.S. Treasury Bills	0.41%	12/08/2016	3,000	2,996,693
U.S. Treasury Bills	0.39%	01/12/2017	5,000	4,992,870
U.S. Treasury Bills	0.44%	01/19/2017	3,000	2,994,983
U.S. Treasury Bills	0.44%	01/26/2017	3,000	2,994,733
U.S. Treasury Bills	0.40%	02/02/2017	5,000	4,991,551
U.S. Treasury Bills	0.45%	02/16/2017	2,000	1,995,837
U.S. Treasury Bills	0.55%	07/20/2017	2,000	1,990,251
				154,908,363

U.S. Treasury Notes–8.46%
U.S. Treasury Floating Rate Notes(b)	0.39%	10/31/2016	5,000	5,000,249
U.S. Treasury Floating Rate Notes(b)	0.42%	01/31/2017	5,000	5,001,455
U.S. Treasury Floating Rate Notes(b)	0.53%	04/30/2018	4,000	4,004,021
U.S. Treasury Floating Rate Notes(b)	0.51%	07/31/2018	3,000	2,999,653
				17,005,378
Total U.S. Treasury Securities (Cost $171,913,741)				171,913,741

U.S. Government Sponsored Agency Securities–24.48%
Federal Farm Credit Bank (FFCB)–3.45%
Unsec. Floating Rate Bonds(b)	0.54%	10/11/2016	4,085	4,084,674
Unsec. Floating Rate Bonds(b)	0.55%	02/13/2017	2,850	2,850,401
				6,935,075

Federal Home Loan Bank (FHLB)–21.03%
Unsec. Disc. Notes(a)	0.07%	09/01/2016	35,000	35,000,000
Unsec. Disc. Notes(a)	0.47%	11/02/2016	2,300	2,298,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Disc. Notes(a)	0.46%	11/16/2016	$2,000	$1,998,079
Unsec. Disc. Notes(a)	0.55%	11/18/2016	3,000	2,996,438
				42,292,655
Total U.S. Government Sponsored Agency Securities (Cost $49,227,730)				49,227,730
TOTAL INVESTMENTS(c)–109.97% (Cost $221,141,471)				221,141,471
OTHER ASSETS LESS LIABILITIES–(9.97)%				(20,050,904)
NET ASSETS–100.00%				$201,090,567

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.53%
Alabama–5.84%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.49%	07/01/2040	$11,100	$11,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.63%	04/01/2028	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.66%	04/01/2028	10,000	10,000,000
				31,100,000

Arizona–0.34%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.62%	04/15/2030	1,800	1,800,000

California–11.79%
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 C-2, Toll Bridge VRD RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)(c)	0.56%	04/01/2047	1,000	1,000,000
California (State of) (Kindergarten University Public Education Facilities); Series 2004 B-3, VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(a)(b)	0.49%	05/01/2034	2,200	2,200,000
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.59%	12/01/2016	9,500	9,500,000
California (State of);
Series 2003 B-4, VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.62%	05/01/2033	4,200	4,200,000
Series 2009 A-9, VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.56%	05/01/2034	11,200	11,200,000
East Bay Regional Park District; Series 2013 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	1,625	1,625,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 and 240); Series 1993, VRD Special Assessment RB (LOC–U.S. Bank, N.A.)(a)(b)	0.50%	04/01/2033	5,000	5,000,000
Los Angeles (City of); Series 2016 B, TRAN	3.00%	06/29/2017	3,275	3,337,211
Orange (County of) Water District; Series 2003 A, VRD COP (LOC–Citibank, N.A.)(a)(b)	0.60%	08/01/2042	14,300	14,300,000
Riverside (City of); Series 2011 A, Ref. Floating Rate Water, RB(d)(e)	0.71%	10/01/2035	5,800	5,800,000
Southern California Metropolitan Water District; Series 2009 A-2,, Ref. Floating Rate RB(d)(e)	0.72%	07/01/2030	4,580	4,580,000
				62,742,211

Colorado–6.07%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	02/01/2031	1,525	1,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	07/01/2034	1,800	1,800,000
Colorado (State of) Educational Loan Program; Series 2016 A, TRAN	2.00%	06/29/2017	7,300	7,384,305
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.66%	02/01/2031	6,600	6,600,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.77%	03/01/2017	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.57%	07/01/2021	3,365	3,365,000
University of Colorado Hospital Authority; Series 2015 A, Ref. Floating Rate RB(d)(e)	0.81%	11/15/2046	4,550	4,550,000
				32,324,305

Delaware–0.49%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	09/01/2036	2,595	2,595,000

District of Columbia–0.78%
District of Columbia Housing Finance Agency (Park 7 at Minnesota Benning); Series 2012, VRD Multifamily Housing RB (CEP–FHLMC)(a)	0.61%	02/01/2046	2,785	2,785,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.81%	01/01/2029	1,357	1,357,000
				4,142,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–1.25%
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(f)(g)(h)	0.59%	04/01/2017	$2,275	$2,275,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.67%	11/01/2036	2,925	2,925,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	07/01/2037	1,478	1,478,000
				6,678,000

Georgia–3.01%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	01/01/2020	900	900,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	08/01/2038	9,380	9,380,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.61%	09/01/2035	4,350	4,350,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	09/01/2020	1,400	1,400,000
				16,030,000

Illinois–5.58%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(f)	0.65%	10/01/2017	300	300,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.58%	06/01/2040	3,195	3,195,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.59%	09/01/2024	400	400,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.75%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.59%	06/01/2029	2,300	2,300,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.61%	12/01/2046	8,300	8,300,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(f)	0.84%	06/01/2017	270	270,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.70%	01/01/2037	5,170	5,170,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–US Bank, N.A.)(a)(b)	0.59%	10/01/2033	99	99,000
Monmouth (City of) (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)	0.60%	06/01/2035	4,950	4,950,000
				29,684,000

Indiana–3.86%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.60%	08/01/2028	2,358	2,358,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	08/01/2037	5,500	5,500,000
Indiana (State of) (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.67%	06/01/2035	10,000	10,000,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. Environmental VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.60%	10/01/2040	2,000	2,000,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.75%	10/01/2019	680	680,000
				20,538,000

Iowa–1.48%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.59%	05/01/2031	3,000	3,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Urbandale (City of) Iowa (Interstate Acres L.P.); Series 1994, Ref. VRD (LOC–FHLB of Des Moines)(a)(b)	0.60%	05/01/2017	$4,900	$4,900,000
				7,900,000

Louisiana–1.08%
East Baton Rouge (Parish of) (Exxon Corp.); Series 1993, Ref. VRD PCR(a)	0.57%	03/01/2022	5,750	5,750,000

Maryland–1.58%
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	07/01/2028	2,610	2,610,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.59%	04/01/2035	1,800	1,800,000
Prince George (County of); Series 2011 A, Consolidated Public Improvement Limited Tax GO Bonds	5.00%	09/15/2016	3,995	4,002,022
				8,412,022

Massachusetts–0.41%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.63%	10/01/2038	1,694	1,694,000
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB	5.00%	10/15/2016	500	502,678
				2,196,678

Michigan–0.86%
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	04/01/2022	4,600	4,600,000

Minnesota–2.13%
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	10/15/2033	1,175	1,175,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	04/01/2037	2,649	2,649,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.62%	01/01/2025	280	280,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.65%	11/15/2031	3,498	3,498,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	11/01/2035	1,250	1,250,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	10/01/2033	2,475	2,475,000
				11,327,000

Missouri–0.71%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.61%	11/01/2037	1,125	1,125,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.67%	12/01/2019	1,060	1,060,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	11/15/2043	1,600	1,600,000
				3,785,000

Nevada–0.20%
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.63%	06/01/2039	1,080	1,080,000

New Hampshire–1.31%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.61%	09/01/2037	3,535	3,535,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.61%	07/01/2038	3,450	3,450,000
				6,985,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–0.12%
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	02/01/2028	$620	$620,000

New York–12.03%
New York (City of) Municipal Water Finance Authority; Subseries 2011 A-1, VRD Water & Sewer System RB(a)	0.59%	06/15/2044	15,000	15,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.58%	11/01/2036	8,130	8,130,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China)(a)(b)(c)	0.68%	11/01/2049	8,200	8,200,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.63%	11/01/2046	1,086	1,086,000
New York (State of) Housing Finance Agency, Manhattan West Residential Housing; Series 2014 A, VRD RB (LOC– Bank of China)(a)(b)(c)	0.68%	11/01/2049	9,600	9,600,000
New York City Housing Development Corp. (Crest (The)); Series 2005 A, VRD MFH RB (LOC–Landesbank Hessen-Thüringen)(a)(b)(c)	0.65%	12/01/2036	18,000	18,000,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(a)(b)(c)	0.62%	11/01/2032	4,000	4,000,000
				64,016,000

North Carolina–3.23%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.59%	01/15/2037	12,760	12,760,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.60%	06/01/2017	440	440,000
Raleigh-Durham Airport Authority; Series 2008 C, Ref. VRD (LOC–Royal Bank of Canada)(a)(b)(c)	0.58%	05/01/2036	4,000	4,000,000
				17,200,000

Ohio–3.60%
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.55%	12/01/2021	6,625	6,625,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	05/01/2026	8,300	8,300,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	06/01/2023	4,230	4,230,000
				19,155,000

Oregon–0.47%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	08/01/2034	2,483	2,483,000

Pennsylvania–4.33%
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	11/01/2039	465	465,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.57%	03/01/2030	1,648	1,648,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.61%	03/01/2030	2,235	2,235,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	10/15/2025	3,005	3,005,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.59%	09/01/2028	3,710	3,710,000
Montgomery (County of) Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	03/01/2032	1,005	1,005,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.60%	08/15/2031	4,611	4,611,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(f)	0.60%	05/01/2020	$1,550	$1,550,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.58%	05/01/2032	2,228	2,228,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.61%	11/01/2029	2,600	2,600,000
				23,057,000

South Carolina–1.42%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.79%	07/01/2017	90	90,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.63%	11/01/2025	7,480	7,480,000
				7,570,000

Tennessee–1.69%
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Ascension Health Credit Group); Series 2001 B-1, VRD 7 Month Window RB(a)	0.83%	11/15/2031	9,000	9,000,000

Texas–8.28%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.58%	08/01/2035	14,320	14,320,000
Austin (City of); Series 2010, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/2016	2,450	2,450,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.57%	02/15/2042	396	396,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.61%	01/01/2049	8,000	8,000,000
Port Author (Port of), Texas Navigation District (Texaco Inc.); Series 1994, Ref. VDR PCR(a)	0.58%	10/01/2024	1,700	1,700,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	04/01/2026	1,000	1,000,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.65%	11/15/2050	3,500	3,500,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.55%	08/01/2025	12,685	12,685,000
				44,051,000

Utah–7.85%
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC– Canadian Imperial Bank of Commerce)(a)(b)(c)	0.57%	11/01/2024	12,785	12,785,000
Murray (City of) (IHC Health Services, Inc.); Series 2005-B, Hospital VRD RB(a)	0.59%	05/15/2037	15,570	15,570,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.59%	09/01/2032	11,000	11,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.61%	04/01/2042	2,450	2,450,000
				41,805,000

Virginia–0.11%
Loudoun (County of) Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.58%	03/01/2038	394	394,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.62%	12/01/2019	200	200,000
				594,000

Washington–2.01%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.61%	07/01/2044	7,428	7,428,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	04/01/2043	$792	$792,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.59%	09/15/2020	2,475	2,475,000
				10,695,000

West Virginia–2.63%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	01/01/2034	14,000	14,000,000

Wisconsin–2.99%
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.58%	10/01/2042	855	855,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	08/15/2034	1,592	1,592,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.69%	05/01/2030	13,445	13,445,000
				15,892,000
TOTAL INVESTMENTS(i)(j)–99.53% (Cost $529,807,216)				529,807,216
OTHER ASSETS LESS LIABILITIES–0.47%				2,498,102
NET ASSETS–100.00%				$532,305,318

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi–Family Housing

PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 10.5%; other countries less than 5% each: 15.3%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $10,542,000, which represented 1.98% of the Fund’s Net Assets.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
PNC Bank, N.A.	5.4%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$9,528,980,148	$1,751,620,371	$10,652,784,381	$5,938,598,780	$221,141,471	$529,807,216
Repurchase agreements, at value and cost	1,733,822,248	320,724,759	13,285,488,177	6,004,801,910	—	—
Total investments, at value and cost	11,262,802,396	2,072,345,130	23,938,272,558	11,943,400,690	221,141,471	529,807,216
Cash	7,284	590	—	—	—	1,277
Receivable for:
Investments sold	420,000	620,067	—	—	—	2,210,292
Interest	3,329,984	329,739	13,661,805	2,553,263	8,392	442,058
Fund expenses absorbed	183,438	84,761	180,196	199,267	9,818	27,282
Investment for trustee deferred compensation and retirement plans	3,390,148	964,866	2,005,414	909,473	122,127	343,386
Other assets	26,418	153,389	55,568	61,020	22,733	67,602
Total assets	11,270,159,668	2,074,498,542	23,954,175,541	11,947,123,713	221,304,541	532,899,113

Liabilities:
Payable for:
Investments purchased	41,140,000	—	1,149,051,575	—	19,989,667	—
Amount due custodian	—	—	28,496,803	—	—	—
Dividends	4,591,261	576,008	3,478,971	2,228,150	17,674	136,179
Accrued fees to affiliates	317,924	135,806	581,320	456,253	35,564	30,223
Accrued trustees’ and officer’s fees and benefits	43,255	8,576	37,909	14,539	4,461	4,502
Accrued operating expenses	164,852	44,468	118,244	88,561	28,760	29,960
Trustee deferred compensation and retirement plans	3,972,698	1,109,722	2,363,864	1,071,583	137,848	392,931
Total liabilities	50,229,990	1,874,580	1,184,128,686	3,859,086	20,213,974	593,795
Net assets applicable to shares outstanding	$11,219,929,678	$2,072,623,962	$22,770,046,855	$11,943,264,627	$201,090,567	$532,305,318

Net assets consist of:
Shares of beneficial interest	$11,216,737,622	$2,071,749,407	$22,769,907,200	$11,943,055,640	$201,106,267	$532,449,086
Undistributed net investment income	2,544,735	873,178	(21,274)	90,340	(12,543)	(104,955)
Undistributed net realized gain (loss)	647,321	1,377	160,929	118,647	(3,157)	(38,813)
	$11,219,929,678	$2,072,623,962	$22,770,046,855	$11,943,264,627	$201,090,567	$532,305,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$10,421,616,469	$1,607,866,876	$19,868,465,327	$10,716,759,718	$121,148,543	$450,791,616
Private Investment Class	$241,327,009	$141,060,919	$560,026,545	$340,873,577	$6,162,301	$24,467,875
Personal Investment Class	$29,248,873	$117,474,868	$122,821,746	$7,507,315	$2,607,936	$2,396,915
Cash Management Class	$250,642,740	$167,871,841	$403,423,763	$150,104,425	$31,389,622	$30,670,916
Reserve Class	$100,187,037	$21,474,330	$159,126,031	$315,886,191	$36,640,560	$21,535,157
Resource Class	$7,247,939	$16,866,467	$482,930,669	$95,688,965	$193,697	$2,410,772
Corporate Class	$169,659,611	$8,661	$1,173,252,774	$316,444,436	$2,947,908	$32,067

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	10,418,646,358	1,607,856,084	19,867,691,390	10,716,469,432	121,123,500	450,753,805
Private Investment Class	241,262,408	141,059,970	560,004,233	340,864,488	6,161,046	24,465,843
Personal Investment Class	29,241,289	117,474,079	122,816,314	7,507,109	2,607,398	2,396,710
Cash Management Class	250,561,787	167,870,713	403,407,200	150,101,377	31,386,742	30,668,351
Reserve Class	100,162,000	21,474,186	159,119,568	315,877,553	36,633,177	21,533,295
Resource Class	7,246,114	16,866,355	482,911,445	95,686,520	193,659	2,410,573
Corporate Class	169,617,163	8,660	1,173,207,880	316,435,870	2,943,821	32,064
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$97,023,640	$10,521,406	$45,771,710	$20,270,970	$453,811	$1,398,014

Expenses:
Advisory fees	29,921,521	3,951,862	22,331,528	6,083,349	356,867	1,449,627
Administrative services fees	2,374,789	694,531	2,256,398	1,249,788	62,757	218,127
Custodian fees	187,228	33,221	120,688	92,414	8,820	11,432
Distribution fees:
Private Investment Class	1,023,727	692,120	2,191,779	2,122,004	24,157	128,484
Personal Investment Class	517,084	783,713	975,648	96,858	22,678	18,445
Cash Management Class	293,621	346,729	3,735,084	191,153	43,233	40,725
Reserve Class	1,416,412	366,904	729,595	2,795,687	432,182	231,223
Resource Class	27,153	40,175	731,000	154,715	4,057	5,983
Corporate Class	464,640	23,965	444,357	186,931	781	2,553
Transfer agent fees	1,795,291	237,112	1,339,892	585,661	16,129	56,811
Trustees’ and officers’ fees and benefits	485,830	103,851	339,300	148,052	25,577	43,072
Registration and filing fees	120,547	89,413	127,445	161,437	77,432	80,068
Reports to shareholders	44,594	15,442	38,245	29,503	9,995	10,805
Professional services fees	319,232	89,443	228,076	197,864	56,427	58,645
Other	507,559	138,890	338,202	296,622	33,244	52,437
Total expenses	39,499,228	7,607,371	35,927,237	14,392,038	1,174,336	2,408,437
Less: Fees waived	(7,786,839)	(3,244,207)	(11,103,780)	(4,923,752)	(908,559)	(1,712,630)
Net expenses	31,712,389	4,363,164	24,823,457	9,468,286	265,777	695,807
Net investment income	65,311,251	6,158,242	20,948,253	10,802,684	188,034	702,207

Realized and unrealized gain from:
Net realized gain from Investment securities	647,321	1,377	223,426	118,647	15,288	5,988
Net increase in net assets resulting from operations	$65,958,572	$6,159,619	$21,171,679	$10,921,331	$203,322	$708,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2016 and 2015

	Liquid Assets Portfolio		STIC Prime Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$65,311,251	$14,869,394	$6,158,242	$2,593,491
Net realized gain	647,321	164,146	1,377	944
Net increase in net assets resulting from operations	65,958,572	15,033,540	6,159,619	2,594,435

Distributions to shareholders from net investment income:
Institutional Class	(59,772,506)	(14,147,500)	(4,848,718)	(1,854,672)
Private Investment Class	(183,013)	(30,767)	(213,182)	(132,350)
Personal Investment Class	(40,091)	(13,561)	(164,965)	(110,282)
Cash Management Class	(660,627)	(77,398)	(649,934)	(376,417)
Reserve Class	(87,134)	(14,433)	(53,243)	(18,513)
Resource Class	(15,089)	(12,035)	(32,359)	(20,138)
Corporate Class	(4,552,791)	(573,700)	(195,841)	(81,119)
Total distributions from net investment income	(65,311,251)	(14,869,394)	(6,158,242)	(2,593,491)

Share transactions–net:
Institutional Class	(5,553,230,110)	(2,640,861,091)	(156,797,441)	(148,752,146)
Private Investment Class	(42,171,998)	(61,736,842)	(21,155,334)	10,083,327
Personal Investment Class	(86,151,515)	(65,018,703)	(98,600)	(40,437,932)
Cash Management Class	(207,380,539)	(226,421,761)	(315,722,141)	29,823,610
Reserve Class	(56,031,914)	(23,801,101)	(28,926,016)	34,768,990
Resource Class	(65,429,204)	(62,863,904)	(2,843,872)	(12,328,636)
Corporate Class	(884,537,893)	383,540,344	(77,034,376)	17,489,399
Net increase (decrease) in net assets resulting from share transactions	(6,894,933,173)	(2,697,163,058)	(602,577,780)	(109,353,388)
Net increase (decrease) in net assets	(6,894,285,852)	(2,696,998,912)	(602,576,403)	(109,352,444)

Net assets:
Beginning of year	18,114,215,530	20,811,214,442	2,675,200,365	2,784,552,809
End of year*	$11,219,929,678	$18,114,215,530	$2,072,623,962	$2,675,200,365
* Includes accumulated undistributed net investment income	$2,544,735	$2,468,855	$873,178	$872,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2016 and 2015

	Treasury Portfolio		Government & Agency Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$20,948,253	$3,320,415	$10,802,684	$1,741,840
Net realized gain (loss)	223,426	(62,497)	118,647	116,517
Net increase in net assets resulting from operations	21,171,679	3,257,918	10,921,331	1,858,357

Distributions to shareholders from net investment income:
Institutional Class	(15,100,629)	(1,478,709)	(8,855,873)	(1,159,579)
Private Investment Class	(334,722)	(102,223)	(403,391)	(126,468)
Personal Investment Class	(86,109)	(29,788)	(10,692)	(12,667)
Cash Management Class	(3,039,766)	(1,317,452)	(218,373)	(167,941)
Reserve Class	(62,197)	(11,073)	(263,352)	(108,700)
Resource Class	(274,847)	(68,891)	(73,436)	(38,869)
Corporate Class	(2,049,983)	(312,279)	(977,567)	(127,616)
Total distributions from net investment income	(20,948,253)	(3,320,415)	(10,802,684)	(1,741,840)

Share transactions–net:
Institutional Class	12,017,922,118	369,868,233	6,496,754,225	891,380,297
Private Investment Class	98,893,095	(63,444,289)	(81,684,720)	75,509,267
Personal Investment Class	(39,231,210)	(350,960)	(29,659,491)	(3,981,249)
Cash Management Class	(4,900,693,362)	(2,293,402,486)	(72,740,853)	(247,006,196)
Reserve Class	123,516,873	(151,761,502)	8,359,709	(3,594,120)
Resource Class	158,444,863	(49,445,822)	(2,217,786)	(6,672,798)
Corporate Class	(597,367,186)	346,906,945	(314,733,978)	(28,642,460)
Net increase (decrease) in net assets resulting from share transactions	6,861,485,191	(1,841,629,881)	6,004,077,106	676,992,741
Net increase (decrease) in net assets	6,861,708,617	(1,841,692,378)	6,004,195,753	677,109,258

Net assets:
Beginning of year	15,908,338,238	17,750,030,616	5,939,068,874	5,261,959,616
End of year*	$22,770,046,855	$15,908,338,238	$11,943,264,627	$5,939,068,874
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$90,340	$(26,177)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2016 and 2015

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$188,034	$152,172	$702,207	$320,850
Net realized gain	15,288	5,675	5,988	17,500
Net increase in net assets resulting from operations	203,322	157,847	708,195	338,350

Distributions to shareholders from net investment income:
Institutional Class	(78,969)	(109,398)	(628,540)	(243,361)
Private Investment Class	(5,685)	(5,768)	(18,929)	(14,944)
Personal Investment Class	(2,859)	(2,191)	(1,951)	(1,433)
Cash Management Class	(43,887)	(25,467)	(33,087)	(29,656)
Reserve Class	(51,534)	(1,334)	(16,951)	(13,465)
Resource Class	(2,214)	(3,530)	(1,923)	(2,416)
Corporate Class	(2,886)	(4,484)	(826)	(15,575)
Total distributions from net investment income	(188,034)	(152,172)	(702,207)	(320,850)

Share transactions–net:
Institutional Class	15,581,368	(22,147,472)	(5,243,578)	(68,021,232)
Private Investment Class	177,746	(9,595,904)	(6,001,459)	(3,807,802)
Personal Investment Class	652,387	(1,843,611)	(1,226,815)	(98,681)
Cash Management Class	(13,633,574)	(3,080,076)	(20,346,066)	(9,705,701)
Reserve Class	30,758,077	5,171,160	(239,848)	(5,865,164)
Resource Class	(2,177,935)	(1,336,302)	(2,115,602)	(989,440)
Corporate Class	(25,066,209)	(22,499,992)	(26,445,210)	(5,044,078)
Net increase (decrease) in net assets resulting from share transactions	6,291,860	(55,332,197)	(61,618,578)	(93,532,098)
Net increase (decrease) in net assets	6,307,148	(55,326,522)	(61,612,590)	(93,514,598)

Net assets:
Beginning of year	194,783,419	250,109,941	593,917,908	687,432,506
End of year*	$201,090,567	$194,783,419	$532,305,318	$593,917,908
* Includes accumulated undistributed net investment income	$(12,543)	$(9,046)	$(104,955)	$(104,955)

Notes to Financial Statements

August 31, 2016

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

37                         Short-Term Investments Trust

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

38                         Short-Term Investments Trust

accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective June 1, 2016, under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

Prior to June 1, 2016, each Fund paid an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

For the year ended August 31, 2016, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.23%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective June 1, 2016, the Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding

39                         Short-Term Investments Trust

certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government TaxAdvantage Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

Prior to June 1, 2016, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$5,891,063	$—
STIC Prime Portfolio	1,377,124	136,428
Treasury Portfolio	4,380,127	1,051,494
Government & Agency Portfolio	366,030	—
Government TaxAdvantage Portfolio	372,951	52,268
Tax-Free Cash Reserve Portfolio	447,337	874,026

Voluntary fee waivers for the year ended August 31, 2016 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$99,694	$211,318	N/A	$885,468	$4,198	N/A
STIC Prime Portfolio	287,187	484,316	$107,517	287,424	11,997	$5,732
Treasury Portfolio	979,421	631,990	1,208,001	573,618	242,773	112,460
Government & Agency Portfolio	939,890	63,603	60,777	2,215,417	57,951	59,311
Government TaxAdvantage Portfolio	11,416	16,201	20,655	359,416	2,471	433
Tax-Free Cash Reserve Portfolio	57,485	12,897	23,117	194,184	3,808	2,525

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

40                         Short-Term Investments Trust

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively. Effective July 1, 2016, distribution fees were permanently reduced and distribution fee waivers were terminated.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Prior to July 1, 2016, the Plan provided that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Prior to July 1, 2016, IDI had contractually agreed to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Pursuant to the agreement above, for the year ended August 31, 2016, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$358,572	$124,296	$52,901	$159,329	N/A	N/A
STIC Prime Portfolio	253,431	178,993	64,721	42,478	$6,859	N/A
Treasury Portfolio	768,847	232,704	735,740	65,351	121,254	N/A
Government & Agency Portfolio	769,628	23,340	35,166	306,939	25,700	N/A
Government TaxAdvantage Portfolio	10,894	5,217	7,754	48,095	788	N/A
Tax-Free Cash Reserve Portfolio	58,747	4,268	7,326	25,844	1,066	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

41                         Short-Term Investments Trust

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$798,840,636	$826,006,989	$0
STIC Prime Portfolio	472,213,697	441,746,422	0
Tax-Free Cash Reserve Portfolio	873,485,609	929,294,504	0

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2016 and 2015:

	2016	2015
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$65,311,251	$14,869,394
STIC Prime Portfolio	6,158,242	2,593,491
Treasury Portfolio	20,948,253	3,320,415
Government & Agency Portfolio	10,802,684	1,741,840
Government TaxAdvantage Portfolio	188,034	152,172
Tax-Free Cash Reserve Portfolio	702,207	320,850

42                         Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation) — Investments	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$7,374,505	$—	$(4,182,449)	$—	$11,216,737,622	$11,219,929,678
STIC Prime Portfolio	2,035,400	—	(1,160,845)	—	2,071,749,407	2,072,623,962
Treasury Portfolio	2,937,576	(306,340)	(2,491,581)	—	22,769,907,200	22,770,046,855
Government & Agency Portfolio	1,339,081	—	(1,130,094)	—	11,943,055,640	11,943,264,627
Government TaxAdvantage Portfolio	130,248	—	(142,789)	(3,159)	201,106,267	201,090,567
Tax-Free Cash Reserve Portfolio	305,509	—	(410,463)	(38,814)	532,449,086	532,305,318

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2016 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Government TaxAdvantage Portfolio	$—	$—	$3,159	$—	$3,159
Tax-Free Cash Reserve Portfolio	8,740	30,074	—	—	38,814

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2016
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Portfolio	$23,938,578,898	$—	$(306,340)	$(306,340)

*	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2016 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$75,880	$(75,880)	$—
STIC Prime Portfolio	944	(944)	—
Treasury Portfolio	—	—	—
Government & Agency Portfolio	116,517	(116,517)	—
Government TaxAdvantage Portfolio	(3,497)	—	3,497
Tax-Free Cash Reserve Portfolio	—	—	—

43                         Short-Term Investments Trust

NOTE 10—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	206,922,537,697	$206,922,537,697	285,396,098,619	$285,396,098,619
Private Investment Class	1,086,367,896	1,086,367,896	1,434,632,883	1,434,632,883
Personal Investment Class	147,332,561	147,332,561	538,543,116	538,543,116
Cash Management Class	3,527,556,735	3,527,556,735	4,326,518,141	4,326,518,141
Reserve Class	312,834,642	312,834,642	1,016,989,736	1,016,989,736
Resource Class	54,658,208	54,658,208	459,622,836	459,622,836
Corporate Class	12,789,032,744	12,789,032,744	5,521,655,244	5,521,655,244

Issued as reinvestment of dividends:
Institutional Class	16,030,218	16,030,218	3,973,048	3,973,048
Private Investment Class	51,160	51,160	8,279	8,279
Personal Investment Class	33,213	33,213	11,639	11,639
Cash Management Class	325,885	325,885	31,257	31,257
Reserve Class	78,372	78,372	14,378	14,378
Resource Class	14,018	14,018	12,396	12,396
Corporate Class	699,998	699,998	225,681	225,681

Reacquired:
Institutional Class	(212,491,798,025)	(212,491,798,025)	(288,040,932,758)	(288,040,932,758)
Private Investment Class	(1,128,591,054)	(1,128,591,054)	(1,496,378,004)	(1,496,378,004)
Personal Investment Class	(233,517,289)	(233,517,289)	(603,573,458)	(603,573,458)
Cash Management Class	(3,735,263,159)	(3,735,263,159)	(4,552,971,159)	(4,552,971,159)
Reserve Class	(368,944,928)	(368,944,928)	(1,040,805,215)	(1,040,805,215)
Resource Class	(120,101,430)	(120,101,430)	(522,499,136)	(522,499,136)
Corporate Class	(13,674,270,635)	(13,674,270,635)	(5,138,340,581)	(5,138,340,581)
Net increase (decrease) in share activity	(6,894,933,173)	$(6,894,933,173)	(2,697,163,058)	$(2,697,163,058)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 24% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	4,966,861,188	$4,966,861,188	5,941,737,037	$5,941,737,037
Private Investment Class	1,446,777,172	1,446,777,172	1,211,080,589	1,211,080,589
Personal Investment Class	677,491,586	677,491,586	1,182,870,259	1,182,870,259
Cash Management Class	2,194,654,168	2,194,654,168	3,144,474,982	3,144,474,982
Reserve Class	400,019,801	400,019,801	210,463,689	210,463,689
Resource Class	96,121,190	96,121,190	64,359,363	64,359,363
Corporate Class	518,160,731	518,160,731	1,149,830,507	1,149,830,507

Issued as reinvestment of dividends:
Institutional Class	1,393,044	1,393,044	454,008	454,008
Private Investment Class	78,349	78,349	56,232	56,232
Personal Investment Class	70,680	70,680	68,043	68,043
Cash Management Class	217,106	217,106	71,815	71,815
Reserve Class	50,303	50,303	14,807	14,807
Resource Class	25,322	25,322	16,256	16,256
Corporate Class	148,537	148,537	71,730	71,730

Reacquired:
Institutional Class	(5,125,051,673)	(5,125,051,673)	(6,090,943,191)	(6,090,943,191)
Private Investment Class	(1,468,010,855)	(1,468,010,855)	(1,201,053,494)	(1,201,053,494)
Personal Investment Class	(677,660,866)	(677,660,866)	(1,223,376,234)	(1,223,376,234)
Cash Management Class	(2,510,593,415)	(2,510,593,415)	(3,114,723,187)	(3,114,723,187)
Reserve Class	(428,996,120)	(428,996,120)	(175,709,506)	(175,709,506)
Resource Class	(98,990,384)	(98,990,384)	(76,704,255)	(76,704,255)
Corporate Class	(595,343,644)	(595,343,644)	(1,132,412,838)	(1,132,412,838)
Net increase (decrease) in share activity	(602,577,780)	$(602,577,780)	(109,353,388)	$(109,353,388)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	37,473,899,000	$37,473,899,000	16,766,462,244	$16,766,462,244
Private Investment Class	1,884,005,414	1,884,005,414	1,901,290,280	1,901,290,280
Personal Investment Class	980,594,144	980,594,144	1,101,975,367	1,101,975,367
Cash Management Class	14,484,295,170	14,484,295,170	26,793,251,842	26,793,251,842
Reserve Class	316,250,840	316,250,840	109,204,351	109,204,351
Resource Class	575,238,582	575,238,582	329,636,954	329,636,954
Corporate Class	20,782,139,048	20,782,139,048	18,168,487,688	18,168,487,688

Issued as reinvestment of dividends:
Institutional Class	5,368,737	5,368,737	922,038	922,038
Private Investment Class	43,130	43,130	15,296	15,296
Personal Investment Class	76,479	76,479	26,774	26,774
Cash Management Class	266,775	266,775	60,767	60,767
Reserve Class	50,478	50,478	7,169	7,169
Resource Class	52,190	52,190	8,488	8,488
Corporate Class	1,013,151	1,013,151	132,198	132,198

Reacquired:
Institutional Class	(25,461,345,619)	(25,461,345,619)	(16,397,516,049)	(16,397,516,049)
Private Investment Class	(1,785,155,449)	(1,785,155,449)	(1,964,749,865)	(1,964,749,865)
Personal Investment Class	(1,019,901,833)	(1,019,901,833)	(1,102,353,101)	(1,102,353,101)
Cash Management Class	(19,385,255,307)	(19,385,255,307)	(29,086,715,095)	(29,086,715,095)
Reserve Class	(192,784,445)	(192,784,445)	(260,973,022)	(260,973,022)
Resource Class	(416,845,909)	(416,845,909)	(379,091,264)	(379,091,264)
Corporate Class	(21,380,519,385)	(21,380,519,385)	(17,821,712,941)	(17,821,712,941)
Net increase (decrease) in share activity	6,861,485,191	$6,861,485,191	(1,841,629,881)	$(1,841,629,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

46                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	54,569,434,166	$54,569,434,166	37,416,050,435	$37,416,050,435
Private Investment Class	1,458,232,071	1,458,232,071	2,115,905,376	2,115,905,376
Personal Investment Class	71,882,635	71,882,635	134,224,028	134,224,028
Cash Management Class	2,062,748,073	2,062,748,073	5,837,371,862	5,837,371,862
Reserve Class	713,745,281	713,745,281	699,303,942	699,303,942
Resource Class	678,959,358	678,959,358	1,554,415,700	1,554,415,700
Corporate Class	3,670,809,701	3,670,809,701	4,660,748,011	4,660,748,011

Issued as reinvestment of dividends:
Institutional Class	1,972,829	1,972,829	199,188	199,188
Private Investment Class	116,496	116,496	37,056	37,056
Personal Investment Class	—	—	6	6
Cash Management Class	59,978	59,978	33,044	33,044
Reserve Class	149,381	149,381	67,656	67,656
Resource Class	16,833	16,833	13,926	13,926
Corporate Class	458,600	458,600	55,261	55,261

Reacquired:
Institutional Class	(48,074,652,770)	(48,074,652,770)	(36,524,869,326)	(36,524,869,326)
Private Investment Class	(1,540,033,287)	(1,540,033,287)	(2,040,433,165)	(2,040,433,165)
Personal Investment Class	(101,542,126)	(101,542,126)	(138,205,283)	(138,205,283)
Cash Management Class	(2,135,548,904)	(2,135,548,904)	(6,084,411,102)	(6,084,411,102)
Reserve Class	(705,534,953)	(705,534,953)	(702,965,718)	(702,965,718)
Resource Class	(681,193,977)	(681,193,977)	(1,561,102,424)	(1,561,102,424)
Corporate Class	(3,986,002,279)	(3,986,002,279)	(4,689,445,732)	(4,689,445,732)
Net increase in share activity	6,004,077,106	$6,004,077,106	676,992,741	$676,992,741

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

47                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	475,968,821	$475,968,821	368,612,267	$368,612,267
Private Investment Class	9,868,856	9,868,856	71,398,479	71,398,479
Personal Investment Class	11,195,355	11,195,355	8,341,042	8,341,042
Cash Management Class	37,314,802	37,314,802	87,930,861	87,930,861
Reserve Class	142,035,205	142,035,205	14,172,451	14,172,451
Resource Class	196	196	17,934,744	17,934,744
Corporate Class	14,372,709	14,372,709	187,300,005	187,300,005

Issued as reinvestment of dividends:
Institutional Class	43,479	43,479	84,605	84,605
Private Investment Class	2,495	2,495	3,065	3,065
Cash Management Class	42,181	42,181	24,731	24,731
Reserve Class	48,377	48,377	1,197	1,197
Resource Class	2,027	2,027	3,214	3,214
Corporate Class	3,097	3,097	4,203	4,203

Reacquired:
Institutional Class	(460,430,932)	(460,430,932)	(390,844,344)	(390,844,344)
Private Investment Class	(9,693,605)	(9,693,605)	(80,997,448)	(80,997,448)
Personal Investment Class	(10,542,968)	(10,542,968)	(10,184,653)	(10,184,653)
Cash Management Class	(50,990,557)	(50,990,557)	(91,035,668)	(91,035,668)
Reserve Class	(111,325,505)	(111,325,505)	(9,002,488)	(9,002,488)
Resource Class	(2,180,158)	(2,180,158)	(19,274,260)	(19,274,260)
Corporate Class	(39,442,015)	(39,442,015)	(209,804,200)	(209,804,200)
Net increase (decrease) in share activity	6,291,860	$6,291,860	(55,332,197)	$(55,332,197)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

48                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,024,153,591	$1,024,153,591	1,022,223,755	$1,022,223,755
Private Investment Class	41,102,729	41,102,729	48,653,591	48,653,591
Personal Investment Class	2,880,498	2,880,498	5,529,842	5,529,842
Cash Management Class	51,239,007	51,239,007	85,609,129	85,609,129
Reserve Class	53,662,145	53,662,145	57,041,089	57,041,089
Resource Class	80,556	80,556	2,830,839	2,830,839
Corporate Class	1,175,406	1,175,406	—	—

Issued as reinvestment of dividends:
Institutional Class	70,780	70,780	35,799	35,799
Private Investment Class	15,014	15,014	13,990	13,990
Personal Investment Class	11	11	651	651
Cash Management Class	13,782	13,782	13,598	13,598
Reserve Class	14,449	14,449	13,480	13,480
Resource Class	1,634	1,634	2,430	2,430
Corporate Class	1,040	1,040	15,648	15,648

Reacquired:
Institutional Class	(1,029,467,949)	(1,029,467,949)	(1,090,280,786)	(1,090,280,786)
Private Investment Class	(47,119,202)	(47,119,202)	(52,475,383)	(52,475,383)
Personal Investment Class	(4,107,324)	(4,107,324)	(5,629,174)	(5,629,174)
Cash Management Class	(71,598,855)	(71,598,855)	(95,328,428)	(95,328,428)
Reserve Class	(53,916,442)	(53,916,442)	(62,919,733)	(62,919,733)
Resource Class	(2,197,792)	(2,197,792)	(3,822,709)	(3,822,709)
Corporate Class	(27,621,656)	(27,621,656)	(5,059,726)	(5,059,726)
Net increase (decrease) in share activity	(61,618,578)	$(61,618,578)	(93,532,098)	$(93,532,098)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.33%	$10,421,616	0.15	%(c)	0.18	%(c)	0.34	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	15,974,126	0.14		0.17		0.08
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	18,614,857	0.14		0.17		0.07
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	18,681,986	0.14		0.17		0.12
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	16,051,708	0.14		0.18		0.15
STIC Prime Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.26	1,607,867	0.14	(c)	0.20	(c)	0.26	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,764,662	0.07		0.19		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,913,414	0.06		0.19		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	2,012,517	0.10		0.19		0.09
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	2,337,469	0.12		0.20		0.08
Treasury Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	19,868,465	0.14	(c)	0.18	(c)	0.17	(c)
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	7,850,084	0.06		0.17		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,480,210	0.04		0.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	7,421,436	0.09		0.18		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	7,014,482	0.08		0.18		0.02
Government & Agency Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	10,716,760	0.14	(c)	0.15	(c)	0.19	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	4,219,860	0.08		0.13		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	3,328,391	0.06		0.13		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,439,499	0.11		0.14		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	3,772,429	0.10		0.13		0.03
Government TaxAdvantage Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.13	121,149	0.12	(c)	0.36	(c)	0.13	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	105,550	0.00		0.33		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	127,700	0.02		0.29		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	744,577	0.06		0.20		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	431,857	0.07		0.22		0.02
Tax-Free Cash Reserve Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.10	450,792	0.10	(c)	0.31	(c)	0.12	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	456,027	0.03		0.31		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	524,034	0.04		0.30		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	516,166	0.10		0.30		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	495,297	0.13		0.30		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $17,646,778, $1,887,891, $8,590,482, $4,434,405, $76,811 and $523,824 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

50                         Short-Term Investments Trust

NOTE 12—Subsequent Event

On July 23, 2014, the SEC amended certain regulations under the 1940 Act (“Amendments”) that govern the operation of registered money market funds. The Amendments, in effect, created three categories of money market funds: institutional funds offered primarily to institutions, retail funds offered primarily to natural persons, and government funds offered to both institutions and natural persons that invest primarily in U.S. government securities. The Board of Trustees of the Funds (the “Board”) approved the changes to the Funds listed below, which will become effective on or before October 12, 2016.

Under the Amendments, Liquid Assets Portfolio and STIC Prime Portfolio, both “institutional” money market funds, are required to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. Liquid Assets Portfolio’s and STIC Prime Portfolio’s floating NAVs will be rounded to four decimal places (e.g., $1.0000).

Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio, all “government” money market funds, and Tax-Free Cash Reserve Portfolio, a “retail” money market fund, will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio are required to invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements collateralized solely by cash and/or U.S. government securities.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio have the ability to impose a liquidity fee of up to 2% on redemptions and/or temporarily suspend redemptions for up to 10 days (“redemption gate”) in the event that weekly liquid assets fall below a designated threshold. The Board has adopted procedures to implement liquidity fees and redemption gates for Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio in this circumstance.

Further, the Board recently approved changes to the Government TaxAdvantage Portfolio’s investment strategies to reposition the Fund as a Treasury-only portfolio, including changing the Fund’s name to “Treasury Obligations Portfolio.” These changes are scheduled to take effect on or about November 4, 2016.

In addition, Liquid Assets Portfolio declared the following dividends from short term capital gains, which was payable to all share classes, subsequent to August 31, 2016:

Declaration Date	Amount per Share	Record Date	Payable Date
September 12, 2016	$0.00036112	September 12, 2016	September 13, 2016
October 7, 2016	$0.00016120	October 7, 2016	October 11, 2016

51                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Institutional Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trusts”) at August 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of the Institutional Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 24, 2016

Houston, Texas

52                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,002.10	$0.75	$1,024.38	$0.76	0.15%
STIC Prime Portfolio	1,000.00	1,001.70	0.81	1,024.33	0.81	0.16
Treasury Portfolio	1,000.00	1,001.20	0.80	1,024.33	0.81	0.16
Government & Agency Portfolio	1,000.00	1,001.40	0.75	1,024.38	0.76	0.15
Government TaxAdvantage Portfolio	1,000.00	1,000.80	0.65	1,024.48	0.66	0.13
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.90	0.75	1,024.38	0.76	0.15

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2016, through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

53                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts). During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the

54                         Short-Term Investments Trust

fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

55                         Short-Term Investments Trust

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted

56                         Short-Term Investments Trust

that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but each fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers

Government Taxadvantage Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco

Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing each Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

57                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2016:

Federal and State Income Tax
	Long-Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	$532	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	—	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	—	0.00%	0.00%	44.50%	0.00%
Government & Agency Portfolio	—	0.00%	0.00%	7.13%	0.00%
Government TaxAdvantage Portfolio	—	0.00%	0.00%	32.82%	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%	0.00%	0.00%	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$75,349	0.00%
STIC Prime Portfolio	944	0.00%
Treasury Portfolio	—	100%
Government & Agency Portfolio	116,517	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

58                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US) Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			147	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent) Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, Invesco Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as Invesco Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			147	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	147	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company); Member of the Audit Committee, Ferroglobe PLC and Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	147	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society, Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	147	Trustee, Evans Scholarship Foundation
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including Nature’s Sunshine Products, Inc.

Formerly: Director, The Boss Group, Ltd. and Reich & Tang Funds (5 portfolios) (registered investment company); Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			147	Director of Nature’s Sunshine Products, Inc.
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	147	None
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University and Director, Arvest Bank	147	Director of Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	147	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	147	None
Raymond Stickel, Jr. — 1944 Trustee	2006	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	147	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor and Executive-in-Residence, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	147	None

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Suzanne H. Woolsey — 1941 Trustee	2014	Retired. Formerly: Chief Executive Officer of Woolsey Partners LLC	147	Director, SunShare LLC; Trustee, Ocean Conservancy; Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses and of Colorado College; Trustee, Chair, Business and Finance Committee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010, Trustee of the Rocky Mountain Institute
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Karen Dunn Kelley — 1960 Senior Vice President	1989

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman and Director, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Senior Vice President, The Invesco Funds

Formerly: Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management DAC (formerly known as INVESCO Global Asset Management Limited) and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco AIM Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287                             CM-STIT-AR-1            Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2016

Personal Investment Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

    (Renamed Treasury Obligations Portfolio effective November 4, 2016)

Tax-Free Cash Reserve Portfolio

2 Letters to Shareholders

4 Fund Data

5 Fund Objectives and Strategies

6 Fund Composition by Maturity

8 Schedules of Investments

32 Financial Statements

37 Notes to Financial Statements

50 Financial Highlights

52 Auditor’s Report

53 Fund Expenses

54 Approval of Investment Advisory and Sub-Advisory Contracts

58 Tax Information

T-1 Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2016. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued, but at a slightly slower pace than the prior fiscal year. The US economy continued to add jobs, bringing the unemployment rate below 5% while inflation remained subdued.[1] Against this backdrop, the Fed raised the federal funds target rate from a range of zero to 0.25% to a range of 0.25% to 0.50% in December 2015.[2] The quarter-

point increase was the first increase in almost a decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slow global growth and the potential impact of Brexit – the decision by UK voters to leave the European Union. These risks, coupled with continued low US inflation, limited the Fed to just the one quarter-point hike over the reporting period.

Short-term yields increased primarily due to the Fed’s increase in the fed funds rate. For example, the 12-month US Treasury bill yielded 0.57% on August 31, 2016, up 22 basis points from a year earlier.[3] (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 51 basis points to 0.84% over the reporting period.[3] However, much of that increase occurred late in the reporting period as money market investors shifted assets from prime money market funds to government money market funds; this resulted in declining demand for Libor-based assets such as certificates of deposit and commercial paper. Looking forward, expectations are that the Fed will raise the federal funds target rate, but at a slower and more methodical pace than the markets thought last year at this time.

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in July of 2014, which were fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. Invesco has been thoughtfully evaluating the impact of money market reform and the impact this reform will have on our investors and our product line. Throughout this process, we have been listening to your questions and working through the concerns that you have articulated to ensure our products continue to meet your needs. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund Data

Personal Investment Class data as of 8/31/16
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	10 - 42 days	11 days	17 days	$29.2 million
STIC Prime	7 - 19 days	8 days	8 days	117.5 million
Treasury	29 - 54 days	48 days	97 days	122.8 million
Government & Agency	24 - 54 days	49 days	105 days	7.5 million
Government TaxAdvantage	17 - 58 days	37 days	65 days	2.6 million
Tax-Free Cash Reserve	14 - 38 days	14 days	22 days	2.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Effective on or about October 12, 2016, changes were made to the redemption, shareholder eligibility and pricing procedures for certain of Invesco’s Money Market Funds (“Funds”), in compliance with new regulatory requirements that took effect on October 14, 2016. Pursuant to these requirements, some of the Funds will transact at a floating net asset value and/or be subject to liquidity fees and redemption gates under certain circumstances. Please see the Funds’ current prospectuses, which can be found at invesco.com/prospectus, for descriptions of the current redemption, shareholder eligibility and pricing procedures.

4                         Short-Term Investments Trust

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash and government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

5                         Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/16
	Liquid Assets Portfolio 1-9, 11-13	STIC Prime Portfolio 1-9, 11-13	Treasury Portfolio 2, 4-7, 10-11, 13	Government & Agency Portfolio 2, 4-7, 10-11, 13	Government TaxAdvantage Portfolio 2, 4-7, 11, 13	Tax-Free Cash Reserve Portfolio 1-8, 11-13
1 - 7	64.5%	69.4%	50.4%	37.9%	29.8%	92.6%
8 - 30	12.0	21.4	5.3	14.9	26.7	0.8
31 - 60	10.9	9.2	1.6	5.2	10.9	0.1
61 - 90	11.8	0.0	8.4	6.8	11.0	0.0
91 - 180	0.8	0.0	18.6	18.4	17.5	1.1
181+	0.0	0.0	15.7	16.8	4.1	5.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Liquidity risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
5	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
6	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

6                         Short-Term Investments Trust

7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
8	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatment that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
9	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
10	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
11	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
12	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
13	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

7                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–48.00%
Abbey National Treasury Services PLC	0.42%	09/06/2016	$100,000	$100,000,000
Abbey National Treasury Services PLC	0.43%	09/02/2016	175,000	175,000,000
Australia & New Zealand Banking Group, Ltd.(a)	0.31%	09/01/2016	368,000	368,000,000
Bank of Montreal(a)(b)	0.84%	09/07/2016	100,000	100,000,000
Bank of Montreal(a)(b)	0.84%	11/10/2016	200,000	200,000,000
Bank of Nova Scotia(a)(b)	0.93%	09/30/2016	120,100	120,100,000
Bank of Nova Scotia(a)(b)	0.98%	09/09/2016	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)	0.41%	09/06/2016	100,000	100,000,000
BNP Paribas S.A.(a)	0.30%	09/01/2016	200,000	200,000,000
Canadian Imperial Bank of Commerce(a)	0.30%	09/01/2016	290,000	290,000,000
Canadian Imperial Bank of Commerce(a)	0.90%	09/20/2016	75,000	75,000,000
Canadian Imperial Bank of Commerce(a)	0.93%	11/21/2016	90,000	90,000,000
Citibank, N.A.	0.53%	09/02/2016	45,000	45,000,000
Credit Industriel et Commercial(a)	0.38%	09/07/2016	70,000	70,000,000
Dexia Credit Local S.A.(a)(b)	0.86%	09/13/2016	100,000	100,000,000
Dexia Credit Local S.A.(a)	0.87%	11/14/2016	90,000	90,000,000
DNB Bank ASA(a)	0.30%	09/01/2016	478,478	478,477,949
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	0.75%	09/06/2016	50,000	50,000,827
HSBC Bank PLC(a)(b)(c)	0.97%	11/17/2016	107,000	107,000,000
KBC Bank N.V.(a)	0.41%	09/07/2016	100,000	100,000,000
KBC Bank N.V.(a)	0.42%	09/01/2016	100,000	100,000,000
Royal Bank of Canada(a)(b)	0.81%	10/03/2016	300,000	300,000,000
Skandinaviska Enskilda Banken AB(a)	0.30%	09/01/2016	580,000	580,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.42%	09/06/2016	100,000	100,000,000
Svenska Handelsbanken AB(a)	0.30%	09/01/2016	500,000	500,000,000
Svenska Handelsbanken AB(a)(b)	0.84%	09/19/2016	100,000	100,000,000
Swedbank AB(a)	0.30%	09/01/2016	350,000	350,000,000
Swedbank AB(a)	0.39%	09/06/2016	145,000	145,000,000
Swedbank AB(a)	0.39%	09/07/2016	80,000	80,000,000
Toronto-Dominion Bank (The)(a)(b)	0.87%	11/07/2016	77,000	77,000,000
UBS AG(a)(b)	0.93%	12/13/2016	95,000	95,000,000
Total Certificates of Deposit (Cost $5,385,578,776)				5,385,578,776

Commercial Paper–24.47%(d)
Asset-Backed Securities — Consumer Receivables–0.80%
Old Line Funding, LLC(c)	0.74%	09/16/2016	90,000	89,972,250

Asset-Backed Securities — Fully Supported–2.72%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(a)(c)	0.55%	10/03/2016	25,000	24,985,556
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(a)(c)	0.65%	09/06/2016	50,000	49,996,180
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	0.66%	09/12/2016	50,000	49,989,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)	0.69%	10/12/2016	115,000	115,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)	0.84%	10/12/2016	64,750	64,750,000
				304,721,653

Asset-Backed Securities — Fully Supported Bank–6.65%
Alpine Securitization Ltd. (CEP–Credit Suisse AG)(a)(c)	0.55%	09/08/2016	65,000	64,993,049
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.43%	09/06/2016	100,000	99,994,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Anglesea Funding LLC (Multi–CEP’s)(a)(b)(c)	0.76%	10/03/2016	$135,000	$135,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(a)	0.58%	09/02/2016	34,300	34,299,447
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.87%	09/12/2016	75,000	74,980,062
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.88%	11/10/2016	60,000	59,897,333
Halkin Finance LLC (Multi–CEP’s)(a)(c)	0.60%	09/06/2016	50,000	49,995,833
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.66%	09/01/2016	30,000	30,000,000
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.67%	09/01/2016	26,600	26,600,000
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.86%	11/16/2016	50,000	49,909,222
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.61%	09/08/2016	25,000	24,997,035
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.54%	09/08/2016	35,000	34,996,325
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.58%	09/12/2016	50,000	49,991,139
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.60%	09/09/2016	10,000	9,998,667
				745,652,140

Asset-Backed Securities — Multi-Purpose–0.89%
Versailles Commercial Paper LLC(b)(c)	0.66%	10/14/2016	100,000	100,000,000

Diversified Banks–11.67%
BNP Paribas S.A.(a)	0.41%	09/06/2016	100,000	99,994,306
BNP Paribas S.A.(a)	0.41%	09/07/2016	130,000	129,991,117
Dexia Credit Local S.A.(a)	0.65%	09/12/2016	102,450	102,429,652
DNB Bank ASA(a)(c)	0.88%	09/12/2016	75,000	74,979,833
ING (US) Funding LLC(a)	0.70%	09/08/2016	37,325	37,319,920
ING (US) Funding LLC(a)	0.70%	09/09/2016	125,000	124,980,556
Mizuho Bank, Ltd.(a)(c)	0.41%	09/06/2016	100,000	99,994,306
Societe Generale S.A.(a)	0.29%	09/01/2016	500,000	500,000,000
Sumitomo Mitsui Banking Corp.(a)(c)	0.67%	09/01/2016	140,000	140,000,000
				1,309,689,690

Other Diversified Financial Services–0.76%
Nationwide Building Society(a)(c)	0.73%	09/15/2016	85,000	84,975,869

Regional Banks–0.76%
HSBC Bank PLC(a)(b)	0.90%	09/06/2016	85,000	85,000,000

Specialized Finance–0.22%
CDP Financial Inc.(a)(c)	0.55%	09/08/2016	25,000	24,997,326
Total Commercial Paper (Cost $2,745,008,928)				2,745,008,928

Medium-Term Notes–5.43%
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes(b)	0.76%	10/19/2016	235,000	235,000,000
Unsec. Medium-Term Floating Rate Notes(b)	0.82%	10/29/2016	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(a)(b)(c)	0.91%	11/04/2016	150,000	150,000,000
Total Medium-Term Notes (Cost $610,000,000)				610,000,000

Variable Rate Demand Notes–5.07%(e)
Credit Enhanced–4.99%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.51%	06/01/2029	2,535	2,535,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.62%	12/01/2028	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Blair (County of), Pennsylvania Industrial Development Authority (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	10/01/2028	$39,900	$39,900,000
California (State of) Statewide Communities Development Authority (Birchcrest Apartments); Series 2001 S, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.76%	08/01/2032	1,500	1,500,000
California (State of); Series 2003 C-4, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.56%	05/01/2033	11,140	11,140,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.49%	07/01/2038	4,685	4,685,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.56%	09/01/2033	18,684	18,684,000
District of Columbia (Pew Charitable Trusts (The)); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	04/01/2038	70,000	70,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.57%	03/01/2030	3,272	3,272,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	06/01/2037	5,318	5,318,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(f)	0.65%	08/01/2027	1,000	1,000,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.63%	12/01/2028	8,500	8,500,000
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	02/01/2040	19,500	19,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(f)	0.59%	02/01/2042	10,800	10,800,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage Network); Series 2006, VRD RB (LOC–US Bank, N.A.)(f)	0.59%	05/01/2036	2,330	2,330,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–US Bank, N.A.)(f)	0.59%	10/01/2033	3,901	3,901,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	09/01/2048	20,435	20,435,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 & 240); Series 1993, VRD Special Assessment RB (LOC–U.S.Bank, N.A.)(f)	0.50%	04/01/2033	7,000	7,000,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(c)(f)	0.59%	04/01/2047	43,600	43,600,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	0.56%	05/01/2037	19,980	19,980,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.58%	10/01/2042	1,500	1,500,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.57%	07/01/2038	9,000	9,000,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.60%	07/15/2036	3,965	3,965,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(f)	0.58%	11/01/2044	30,000	30,000,000
New York (State of) Housing Finance Agency (625 West 57th Street Housing); Series 2015 A-1, VRD RB (LOC–Bank of New York Mellon (The))(f)	0.57%	05/01/2049	69,050	69,050,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.57%	11/01/2041	9,500	9,500,000
New York City Housing Development Corp. (Crest (The)); Series 2005 A, VRD MFH RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(f)	0.65%	12/01/2036	16,730	16,730,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.58%	08/01/2034	10,433	10,433,000
Philadelphia School District; Series 2016 C, Ref. VRD Limited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.58%	09/01/2030	32,259	32,259,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.56%	07/01/2040	1,970	1,970,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	04/01/2026	$1,193	$1,193,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	07/01/2037	29,872	29,872,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.60%	06/15/2031	1,945	1,945,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.66%	06/01/2041	6,990	6,990,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.58%	11/15/2043	14,950	14,950,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.66%	09/15/2036	4,375	4,375,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.59%	07/01/2027	5,884	5,884,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	08/15/2034	14,500	14,500,000
				560,196,000

Other Variable Rate Demand Notes–0.08%
Federal Home Loan Mortgage Corp.; Series M028, Class A, VRD MFH Ctfs.	0.65%	09/15/2024	8,425	8,425,000
Total Variable Rate Demand Notes (Cost $568,621,000)				568,621,000

U.S. Treasury Bills–1.96%(d)
U.S. Treasury Bills (Cost $219,771,444)	0.45%	11/25/2016	220,000	219,771,444
TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.93% (Cost $9,528,980,148)				9,528,980,148

			Repurchase Amount
Repurchase Agreements–15.45%(g)
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $600,006,167 (collateralized by a U.S. Treasury obligation valued at $611,526,891; 0.13%, 04/15/2020)	0.37%	09/01/2016	600,006,167	600,000,000
Citigroup Global Markets Inc., term agreement dated 04/11/2016, maturing value of $60,000,000 (collateralized by domestic and foreign non-agency asset-backed securities valued at $66,000,001; 0%-5.06%, 09/25/2034-12/26/2050)(b)	1.00%	12/02/2016	60,000,000	60,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2016, maturing value of $100,011,667 (collateralized by domestic and foreign agency mortgage-backed securities valued at $110,000,935; 0%-9.86%, 11/26/2035-02/25/2056)(a)(h)	0.60%	09/07/2016	100,011,667	100,000,000
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $10,000,147 (collateralized by a domestic corporate obligation valued at $10,500,782; 2.70%, 05/13/2022)(a)	0.53%	09/01/2016	10,000,147	10,000,000
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $10,002,256 (collateralized by domestic corporate obligations valued at $10,502,355; 2.40%-3.75%, 08/08/2026-02/12/2045)(a)	0.58%	09/07/2016	10,002,256	10,000,000
ING Financial Markets, LLC, term agreement dated 08/29/2016, maturing value of $30,003,467 (collateralized by domestic and foreign corporate obligations valued at $31,502,179; 2.00%-5.88%, 10/19/2016-02/23/2046)(a)	0.52%	09/06/2016	30,003,467	30,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	375,826,634	375,823,293
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/31/2016, maturing value of $250,230,903 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securities and a foreign corporate obligation valued at $267,421,524; 0%-16.76%, 07/28/2020-08/25/2055)(b)	0.95%	10/05/2016	250,230,903	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., term agreement dated 08/01/2016, maturing value of $98,113,190 (collateralized by domestic agency mortgage-backed securities valued at $99,960,000; 0%-6.18%, 12/25/2033-07/25/2046)(a)(h)	0.66%	10/03/2016	$98,113,190	$98,000,000
Societe Generale, agreement dated 08/31/2016, maturing value of $100,000,011 (collateralized by a U.S. Treasury obligation valued at $102,033,328; 0.14%, 05/31/2021)	0.38%	09/01/2016	100,000,011	99,998,955
Wells Fargo Securities, LLC, agreement dated 08/31/2016, maturing value of $100,001,111 (collateralized by domestic corporate obligations valued at $105,000,000; 0%, 09/01/2016-09/07/2016)	0.40%	09/01/2016	100,001,111	100,000,000
Total Repurchase Agreements (Cost $1,733,822,248)				1,733,822,248
TOTAL INVESTMENTS(i)(j)–100.38% (Cost $11,262,802,396)				11,262,802,396
OTHER ASSETS LESS LIABILITIES–(0.38)%				(42,872,718)
NET ASSETS–100.00%				$11,219,929,678

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 15.6%; Canada: 13.6%; France: 11.9%; Japan: 5.2%; other countries less than 5% each: 24.8%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $1,706,229,013, which represented 15.21% of the Fund’s Net Assets.
(d)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
BNP Paribas S.A.	5.4%
Svenska Handelsbanken AB	5.3
Skandinaviska Enskilda Banken AB	5.2
Swedbank AB	5.1
Societe Generale S.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–38.84%
Abbey National Treasury Services PLC	0.43%	09/02/2016	$25,000	$25,000,000
Australia & New Zealand Banking Group, Ltd.(a)	0.31%	09/01/2016	100,000	100,000,000
BNP Paribas S.A.(a)	0.30%	09/01/2016	75,000	75,000,000
Canadian Imperial Bank of Commerce(a)	0.30%	09/01/2016	75,000	75,000,000
Citibank, N.A.	0.53%	09/02/2016	30,000	30,000,000
DNB Bank ASA(a)	0.30%	09/01/2016	60,000	60,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	0.55%	09/12/2016	50,000	50,000,000
Lloyds Bank PLC(a)	0.30%	09/01/2016	50,000	50,000,000
Skandinaviska Enskilda Banken AB(a)	0.30%	09/01/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.58%	09/01/2016	40,000	40,000,000
Svenska Handelsbanken AB(a)	0.30%	09/01/2016	50,000	50,000,000
Svenska Handelsbanken AB(a)	0.53%	09/16/2016	50,000	50,000,104
Swedbank AB(a)	0.30%	09/01/2016	100,000	100,000,000
Total Certificates of Deposit (Cost $805,000,104)				805,000,104

Commercial Paper–31.96%(b)
Asset-Backed Securities — Fully Supported–2.17%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.56%	09/09/2016	20,000	19,997,511
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	0.58%	09/06/2016	25,000	24,997,986
				44,995,497

Asset-Backed Securities — Fully Supported Bank–16.45%
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.61%	09/06/2016	25,000	24,997,882
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.59%	09/02/2016	15,000	14,999,754
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.76%	10/05/2016	30,000	29,978,467
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.60%	09/07/2016	10,000	9,999,000
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(a)	0.70%	10/03/2016	30,000	29,981,333
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(a)	0.58%	09/02/2016	15,000	14,999,758
Cedar Springs Capital Co. LLC (CEP–UBS AG)(a)(c)	0.57%	09/15/2016	50,000	49,988,917
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.67%	09/02/2016	45,000	44,999,162
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.61%	10/07/2016	20,000	19,987,800
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.61%	09/08/2016	15,000	14,998,221
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.60%	09/09/2016	66,000	65,991,200
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.58%	09/12/2016	20,000	19,996,456
				340,917,950

Asset-Backed Securities — Multi–Purpose–2.41%
Nieuw Amsterdam Receivables Corp.(a)(c)	0.63%	10/07/2016	50,000	49,968,500

Diversified Banks–8.30%
Bank of Nova Scotia(a)(c)	0.60%	09/19/2016	40,000	39,988,000
BNP Paribas S.A.(a)	0.51%	09/02/2016	25,000	24,999,646
DNB Bank ASA(a)(c)	0.54%	10/03/2016	40,000	39,980,800
NRW Bank(a)(c)	0.55%	09/19/2016	30,000	29,991,750
NRW Bank(a)(c)	0.61%	09/26/2016	37,000	36,984,326
				171,944,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–2.63%
CDP Financial Inc.(a)(c)	0.48%	09/08/2016	$46,000	$45,995,707
CDP Financial Inc.(a)(c)	0.55%	09/08/2016	8,000	8,499,091
				54,494,798
Total Commercial Paper (Cost $662,321,267)				662,321,267

Variable Rate Demand Notes–12.48%(d)
Credit Enhanced–12.48%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.51%	06/01/2029	1,935	1,935,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.78%	09/01/2019	2,373	2,373,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.62%	12/01/2028	5,510	5,510,000
Blair (County of), Pennsylvania Industrial Development Authority (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	10/01/2028	15,000	15,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	06/01/2037	6,000	6,000,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, MFH VRD RB (LOC–Citibank, N.A.)(e)	0.63%	10/01/2039	10,380	10,380,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.56%	09/01/2033	4,190	4,190,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.67%	04/01/2024	164	164,000
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.64%	06/15/2025	3,975	3,975,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.60%	05/01/2036	7,140	7,140,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.58%	11/01/2030	1,104	1,104,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(e)	0.57%	11/01/2024	4,715	4,715,000
Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.59%	06/01/2048	3,822	3,822,000
Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.57%	02/15/2042	4,829	4,829,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	01/01/2038	2,665	2,665,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.59%	05/01/2036	305	305,000
Illinois (State of) Finance Authority (Waste Management, Inc.); Series 2003, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.65%	09/01/2027	5,000	5,000,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 and 240); Series 1993, VRD Special Assessment RB (LOC–U.S. Bank, N.A.)(e)	0.50%	04/01/2033	13,400	13,400,000
Jets Stadium Development, LLC; Series 2007 A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(c)(e)	0.59%	04/01/2047	59,200	59,200,000
Loudoun (County of), Virginia Industrial Development Authority (Loudoun County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	03/01/2038	2,658	2,658,000
Louisa (County of), Virginia Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	10/01/2030	634	634,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(c)(e)	0.54%	01/01/2033	5,535	5,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.60%	07/01/2028	725	725,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(e)	0.58%	11/01/2044	10,900	10,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.63%	11/01/2044	$3,400	$3,400,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.63%	11/01/2046	12,911	12,911,000
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	03/01/2031	7,233	7,233,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)	0.58%	06/01/2025	10,710	10,710,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.58%	08/01/2034	7,311	7,311,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.57%	07/01/2032	1,048	1,048,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.58%	05/01/2032	2,152	2,152,000
Philadelphia School District; Series 2016 C, Ref. VRD Limited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.58%	09/01/2030	5,496	5,496,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	04/01/2026	519	519,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	07/01/2037	2,250	2,250,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	03/01/2028	2,702	2,702,000
Southfield Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	10/01/2031	809	809,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.59%	10/01/2033	3,241	3,241,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.60%	05/01/2042	11,298	11,298,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.59%	07/15/2031	1,750	1,750,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(e)	0.59%	07/01/2027	3,106	3,106,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	08/15/2034	10,608	10,608,000
Total Variable Rate Demand Notes (Cost $258,703,000)				258,703,000

U.S. Government Sponsored Agency Securities–1.23%
Overseas Private Investment Corp. (OPIC)–1.23%(d)
Unsec. Gtd. VRD COP	0.43%	05/15/2030	11,596	11,596,000
Unsec. Gtd. VRD COP	0.58%	09/15/2022	10,000	10,000,000
Unsec. Gtd. VRD COP	0.58%	09/20/2022	4,000	4,000,000
Total U.S. Government Sponsored Agency Securities (Cost $25,596,000)				25,596,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.51% (Cost $1,751,620,371)				1,751,620,371

			Repurchase Amount
Repurchase Agreements–15.48%(f)
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2016, maturing value of $80,009,333 (collateralized by domestic agency mortgage-backed securities valued at $84,000,275; 0%-14.72%, 10/27/2034-11/25/2057)(a)(g)	0.60%	09/07/2016	80,009,333	80,000,000
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $75,001,104 (collateralized by domestic and foreign corporate obligations valued at $79,467,518; 1.72%-8.40%, 06/24/2018-11/15/2045)(a)	0.53%	09/01/2016	75,001,104	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 08/29/2016, maturing value of $15,001,733 (collateralized by domestic corporate obligations valued at $16,503,190; 2.40%-3.70%, 05/13/2022-08/08/2046)(a)	0.52%	09/06/2016	$15,001,733	$15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	25,474,985	25,474,759
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/31/2016, maturing value of $20,268,703 (collateralized by a domestic non-agency mortgage-backed security valued at $22,275,000; 0%, 08/10/2045)	0.95%	10/05/2016	20,268,703	20,250,000
RBC Capital Markets Corp., term agreement dated 08/01/2016, maturing value $105,121,275 (collateralized by domestic agency asset-backed securities valued at $107,100,000; 0%-6.74%, 03/15/2028-07/20/2046)(a)(g)	0.66%	10/03/2016	105,121,275	105,000,000
Total Repurchase Agreements (Cost $320,724,759)				320,724,759
TOTAL INVESTMENTS(h)(i)–99.99% (Cost $2,072,345,130)				2,072,345,130
OTHER ASSETS LESS LIABILITIES–0.01%				278,832
NET ASSETS–100.00%				$2,072,623,962

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi–Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 14.5%; Canada: 14.4%; Netherlands: 10.1%; France: 9.2%; Japan: 8.9%; Germany: 7.4%; Switzerland: 6.3%; other countries less than 5% each: 14.2%.
(b)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”).The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $632,077,544, which represented 30.50% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–46.78%
U.S. Treasury Bills–27.08%(a)
U.S. Treasury Bills	0.48%	09/08/2016	$300,000	$299,972,292
U.S. Treasury Bills	0.49%	09/15/2016	150,000	149,971,708
U.S. Treasury Bills	0.51%	09/15/2016	200,000	199,960,722
U.S. Treasury Bills	0.48%	09/29/2016	400,000	399,852,222
U.S. Treasury Bills	0.33%	10/20/2016	200,000	199,912,481
U.S. Treasury Bills	0.39%	11/10/2016	914	913,525
U.S. Treasury Bills	0.40%	11/17/2016	141,000	140,880,875
U.S. Treasury Bills	0.31%	11/25/2016	400,000	399,711,000
U.S. Treasury Bills	0.45%	11/25/2016	158,000	157,835,855
U.S. Treasury Bills	0.46%	11/25/2016	250,000	249,734,375
U.S. Treasury Bills	0.32%	12/01/2016	300,000	299,761,125
U.S. Treasury Bills	0.33%	12/01/2016	450,000	449,629,174
U.S. Treasury Bills	0.34%	12/01/2016	400,000	399,661,276
U.S. Treasury Bills	0.49%	12/01/2016	200,000	199,757,333
U.S. Treasury Bills	0.40%	01/12/2017	200,000	199,705,922
U.S. Treasury Bills	0.42%	01/19/2017	200,000	199,677,222
U.S. Treasury Bills	0.43%	01/19/2017	200,000	199,668,666
U.S. Treasury Bills	0.44%	01/26/2017	200,000	199,648,833
U.S. Treasury Bills	0.40%	02/02/2017	195,000	194,670,505
U.S. Treasury Bills	0.42%	02/09/2017	150,000	149,724,958
U.S. Treasury Bills	0.44%	02/16/2017	171,000	170,652,870
U.S. Treasury Bills	0.45%	02/16/2017	234,000	233,514,061
U.S. Treasury Bills	0.45%	02/23/2017	150,000	149,676,979
U.S. Treasury Bills	0.46%	02/23/2017	402,000	401,120,625
U.S. Treasury Bills	0.59%	04/27/2017	124,000	123,528,218
U.S. Treasury Bills	0.57%	06/22/2017	200,000	199,085,333
U.S. Treasury Bills	0.55%	07/20/2017	48,000	47,766,013
U.S. Treasury Bills	0.57%	07/20/2017	152,000	151,242,727
				6,167,236,895

U.S. Treasury Notes–19.70%
U.S. Treasury Floating Rate Notes(b)	0.50%	10/31/2017	706,250	706,054,380
U.S. Treasury Floating Rate Notes(b)	0.61%	01/31/2018	300,000	300,160,479
U.S. Treasury Floating Rate Notes(b)	0.53%	04/30/2018	664,000	664,091,065
U.S. Treasury Floating Rate Notes(b)	0.51%	07/31/2018	445,240	445,284,285
U.S. Treasury Notes	1.00%	09/30/2016	150,000	150,055,611
U.S. Treasury Notes	3.13%	10/31/2016	152,492	153,142,665
U.S. Treasury Notes	4.63%	11/15/2016	350,000	353,023,406
U.S. Treasury Notes	0.50%	11/30/2016	100,000	100,017,911
U.S. Treasury Notes	2.75%	11/30/2016	150,000	150,804,893
U.S. Treasury Notes	0.88%	01/31/2017	200,000	200,280,423
U.S. Treasury Notes	0.63%	02/15/2017	100,000	100,052,663
U.S. Treasury Notes	4.63%	02/15/2017	225,000	229,206,093
U.S. Treasury Notes	0.50%	02/28/2017	100,000	99,962,854
U.S. Treasury Notes	0.88%	02/28/2017	50,000	50,084,753
U.S. Treasury Notes	3.00%	02/28/2017	50,000	50,608,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Notes	0.50%	04/30/2017	$176,000	$175,980,117
U.S. Treasury Notes	0.88%	04/30/2017	150,000	150,356,964
U.S. Treasury Notes	2.75%	05/31/2017	200,000	203,258,333
U.S. Treasury Notes	2.50%	06/30/2017	200,000	203,122,584
				4,485,547,486
Total U.S. Treasury Securities (Cost $10,652,784,381)				10,652,784,381
TOTAL INVESTMENTS (excluding Repurchase Agreements)–46.78% (Cost $10,652,784,381)				10,652,784,381

			Repurchase Amount
Repurchase Agreements–58.35%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2016, maturing value of $350,003,208 (collateralized by U.S. Treasury obligations valued at $357,000,033; 1.50%-5.38%, 12/31/2018-11/15/2045)	0.33%	09/01/2016	350,003,208	350,000,000
Bank of Montreal, term agreement dated 08/04/2016, maturing value of $250,250,347 (collateralized by U.S. Treasury obligations valued at $255,000,094; 0.36%-8.75%, 07/31/2017-05/15/2046)(d)	0.35%	11/15/2016	250,250,347	250,000,000
Bank of Nova Scotia, agreement dated 08/31/2016, maturing value of $50,000,444 (collateralized by a U.S. Treasury obligation valued at $51,000,052; 0.88%, 06/15/2017)	0.32%	09/01/2016	50,000,444	50,000,000
Bank of Nova Scotia, agreement dated 08/31/2016, maturing value of $500,004,444 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13%-8.88%, 09/30/2016-05/15/2046)	0.32%	09/01/2016	500,004,444	500,000,000
Bank of Nova Scotia, term agreement dated 06/07/2016, maturing value of $160,165,822 (collateralized by U.S. Treasury obligations valued at $163,200,100; 0.13%-6.25%, 01/15/2017-05/15/2038)(d)	0.41%	09/06/2016	160,165,822	160,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $1,930,019,836 (collateralized by U.S. Treasury obligations valued at $1,969,920,445; 0.13%-1.38%, 01/15/2021-02/15/2044)	0.37%	09/01/2016	1,930,019,836	1,930,000,000
BNP Paribas Securities Corp., term agreement dated 08/29/2016, maturing value of $235,018,800 (collateralized by U.S. Treasury obligations valued at $239,596,184; 1.38%, 05/31/2021)(d)	0.36%	09/06/2016	235,018,800	235,000,000
CIBC World Markets Corp., agreement dated 08/31/2016, maturing value of $1,100,009,472 (collateralized by U.S. Treasury obligations valued at $1,122,001,293; 0.08%-9.00%, 09/15/2016-02/15/2046)	0.31%	09/01/2016	1,100,009,472	1,100,000,000
Citigroup Global Markets Inc., agreement dated 08/31/2016, maturing value of $400,003,556 (collateralized by U.S. Treasury obligations valued at $408,000,049; 1.75%-2.75%, 12/31/2017-11/15/2020)	0.32%	09/01/2016	400,003,556	400,000,000
Citigroup Global Markets Inc., term agreement dated 08/25/2016, maturing value of $700,042,194 (collateralized by U.S. Treasury obligations valued at $714,000,005; 0%-5.25%, 07/31/2020-05/16/2046)(d)	0.31%	09/01/2016	700,042,194	700,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $100,000,861 (collateralized by a U.S. Treasury obligation valued at $102,000,005; 1.75%, 02/28/2022)	0.31%	09/01/2016	100,000,861	100,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $500,004,306 (collateralized by a U.S. Treasury obligation valued at $510,000,073; 2.38%, 01/15/2017)	0.31%	09/01/2016	500,004,306	500,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 08/25/2016, maturing value of $250,015,069 (collateralized by U.S. Treasury obligations valued at $255,000,095; 0.13%-2.75%, 01/15/2022-11/15/2023)(d)	0.31%	09/01/2016	250,015,069	250,000,000
Credit Suisse Securities (USA) LLC, agreement dated 08/31/2016, maturing value of $500,004,444 (collateralized by U.S. Treasury obligations valued at $510,003,220; 0.75%-3.88%, 01/15/2027-02/15/2042)	0.32%	09/01/2016	500,004,444	500,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $150,001,727 (collateralized by U.S. Treasury obligations valued at $152,836,142; 1.13%, 01/15/2021)	0.40%	09/01/2016	150,001,727	150,000,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $540,737,557 (collateralized by U.S. Treasury obligations valued at $551,706,428; 0.13%, 04/15/2021)	0.36%	09/01/2016	$540,737,557	$540,732,150
J.P. Morgan Securities Inc., agreement dated 08/31/2016, maturing value of $250,002,222 (collateralized by U.S. Treasury obligations valued at $255,000,994; 1.38%-1.63%, 02/29/2020-11/30/2020)	0.32%	09/01/2016	250,002,222	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	123,576,647	123,575,549
Mitsubishi UFJ Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $200,001,556 (collateralized by U.S. Treasury obligations valued at $204,000,001; 0%-5.38%, 09/29/2016-05/15/2046)	0.28%	09/01/2016	200,001,556	200,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2016, maturing value of $261,197,257 (collateralized by U.S. Treasury obligations valued at $266,416,240; 0%, 11/15/2027-08/15/2037)	0.38%	09/01/2016	261,197,257	261,194,500
RBC Capital Markets LLC, term agreement dated 08/29/2016, maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,048; 0%-8.88%, 09/01/2016-02/15/2045)(b)(d)	0.34%	11/28/2016	500,000,000	500,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $415,027,938 (collateralized by U.S. Treasury obligations valued at $423,156,488; 2.38%, 08/15/2024)(d)	0.40%	09/01/2016	415,027,938	414,995,661
Societe Generale, agreement dated 08/31/2016, maturing value of $249,997,496 (collateralized by U.S. Treasury obligations valued at $254,946,550; 2.25%, 11/15/2024)	0.38%	09/01/2016	249,997,496	249,994,857
Societe Generale, agreement dated 08/31/2016, maturing value of $820,004,056 (collateralized by U.S. Treasury obligations valued at $836,677,342; 1.38%, 05/31/2021)	0.38%	09/01/2016	820,004,056	819,995,400
Societe Generale, open agreement dated 07/13/2016 (collateralized by U.S. Treasury obligations valued at $1,122,000,050; 0.13%-8.75%, 02/15/2017-11/15/2045)(b)(e)	0.28%	—	—	1,100,000,000
TD Securities (USA) LLC, agreement dated 08/31/2016, maturing value of $300,002,667 (collateralized by U.S. Treasury obligations valued at $306,000,031; 0.13%-7.88%, 09/15/2016-11/15/2045)	0.32%	09/01/2016	300,002,667	300,000,000
Wells Fargo Bank, N.A., agreement dated 08/31/2016, maturing value of $425,003,778 (collateralized by U.S. Treasury obligations valued at $433,500,029; 0.88%-1.38%, 10/15/2017-10/31/2020)	0.32%	09/01/2016	425,003,778	425,000,000
Wells Fargo Bank, N.A., term agreement dated 08/02/2016, maturing value of $200,207,278 (collateralized by U.S. Treasury obligations valued at $204,000,090; 1.25%-1.63%, 12/31/2019-07/31/2020)	0.41%	11/01/2016	200,207,278	200,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2016, maturing value of $325,002,889 (collateralized by U.S. Treasury obligations valued at $331,500,069; 0.13%-3.88%, 04/15/2017-02/15/2046)	0.32%	09/01/2016	325,002,889	325,000,000
Wells Fargo Securities, LLC, term agreement dated 07/08/2016, maturing value of $160,160,000 (collateralized by U.S. Treasury obligations valued at $163,200,063; 3.00%-3.13%, 02/15/2042-11/15/2045)	0.40%	10/06/2016	160,160,000	160,000,000
Wells Fargo Securities, LLC, term agreement dated 08/08/2016, maturing value of $240,248,733 (collateralized by U.S. Treasury obligations valued at $244,800,012; 3.00%, 05/15/2042-11/15/2045)	0.41%	11/07/2016	240,248,733	240,000,000
Total repurchase Agreements (Cost $13,285,488,177)				13,285,488,177
TOTAL INVESTMENTS(f)–105.13% (Cost $23,938,272,558)				23,938,272,558
OTHER ASSETS LESS LIABILITIES–(5.13)%				(1,168,225,703)
NET ASSETS–100.00%				$22,770,046,855

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–37.51%
Federal Farm Credit Bank (FFCB)–3.87%
Disc. Notes(a)	0.52%	12/21/2016	$25,000	$24,959,917
Disc. Notes(a)	0.57%	03/20/2017	19,000	18,939,833
Unsec. Bonds(b)	0.52%	05/30/2017	45,000	44,996,137
Unsec. Bonds(b)	0.54%	06/20/2017	39,325	39,298,277
Unsec. Bonds(b)	0.53%	07/06/2017	70,000	69,984,938
Unsec. Bonds(b)	0.54%	07/14/2017	14,000	14,002,411
Unsec. Bonds(b)	0.66%	07/21/2017	45,000	44,999,938
Unsec. Bonds(b)	0.55%	07/25/2017	35,600	35,615,373
Unsec. Bonds(b)	0.50%	08/21/2017	22,000	21,988,085
Unsec. Bonds(b)	0.56%	08/29/2017	4,625	4,625,011
Unsec. Bonds(b)	0.56%	11/13/2017	8,000	7,990,795
Unsec. Bonds(b)	0.54%	12/27/2017	30,000	29,948,271
Unsec. Bonds(b)	0.54%	01/17/2018	10,000	9,992,377
Unsec. Bonds(b)	0.58%	02/09/2018	25,000	25,003,618
Unsec. Bonds(b)	0.55%	02/26/2018	50,000	49,977,986
Unsec. Bonds(b)	0.63%	03/21/2018	20,000	20,014,232
				462,337,199

Federal Home Loan Bank (FHLB)–23.12%
Unsec. Bonds	0.56%	01/20/2017	60,000	59,997,740
Unsec. Bonds	0.54%	01/25/2017	49,000	48,992,198
Unsec. Bonds	0.54%	01/25/2017	48,000	47,988,511
Unsec. Bonds	0.54%	01/26/2017	20,000	19,995,936
Unsec. Bonds(b)	0.54%	02/27/2017	25,000	25,000,000
Unsec. Bonds	0.88%	03/10/2017	13,155	13,178,995
Unsec. Bonds	0.55%	03/21/2017	52,630	52,639,816
Unsec. Bonds	0.60%	05/19/2017	62,000	62,000,000
Unsec. Bonds	0.60%	05/23/2017	73,000	72,997,176
Unsec. Bonds(b)	0.50%	08/18/2017	73,500	73,464,338
Unsec. Bonds(b)	0.68%	10/30/2017	199,700	199,682,374
Unsec. Bonds(b)	0.57%	11/15/2017	40,000	40,000,000
Unsec. Bonds(b)	0.56%	11/17/2017	25,000	25,000,000
Unsec. Bonds(b)	0.58%	02/16/2018	45,000	45,000,000
Unsec. Disc. Notes(a)	0.07%	09/01/2016	5,000	5,000,000
Unsec. Disc. Notes(a)	0.50%	09/23/2016	85,000	84,974,028
Unsec. Disc. Notes(a)	0.51%	09/23/2016	43,100	43,086,699
Unsec. Disc. Notes(a)	0.48%	10/14/2016	250,850	250,705,269
Unsec. Disc. Notes(a)	0.46%	10/19/2016	11,000	10,993,297
Unsec. Disc. Notes(a)	0.46%	10/21/2016	75,000	74,952,708
Unsec. Disc. Notes(a)	0.52%	10/24/2016	52,000	51,960,191
Unsec. Disc. Notes(a)	0.55%	11/18/2016	100,000	99,881,267
Unsec. Disc. Notes(a)	0.34%	11/23/2016	115,000	114,909,853
Unsec. Disc. Notes(a)	0.35%	11/25/2016	400,000	399,671,805
Unsec. Disc. Notes(a)	0.44%	01/06/2017	100,000	99,846,541
Unsec. Disc. Notes(a)	0.48%	02/22/2017	147,000	146,661,803
Unsec. Global Bonds(b)	0.46%	01/17/2017	80,000	79,957,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Global Bonds(b)	0.61%	01/23/2017	$50,000	$50,000,000
Unsec. Global Bonds(b)	0.53%	04/21/2017	10,000	9,997,136
Unsec. Global Bonds	1.00%	06/21/2017	30,380	30,472,609
Unsec. Global Bonds(b)	0.52%	08/15/2017	50,000	50,000,000
Unsec. Global Bonds(b)	0.55%	09/06/2017	25,000	25,000,288
Unsec. Global Bonds(b)	0.72%	11/15/2017	60,000	59,977,692
Unsec. Global Bonds(b)	0.57%	12/07/2017	22,000	21,997,503
Unsec. Global Bonds(b)	0.63%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds(b)	0.67%	02/26/2018	185,000	185,000,000
				2,760,983,377

Federal Home Loan Mortgage Corp. (FHLMC)–5.49%
Unsec. Disc. Notes(a)	0.49%	09/23/2016	90,000	89,973,172
Unsec. Disc. Notes(a)	0.40%	01/04/2017	80,000	79,888,889
Unsec. Disc. Notes(a)	0.41%	01/06/2017	205,000	204,703,491
Unsec. Disc. Notes(a)	0.42%	01/09/2017	45,000	44,931,750
Unsec. Global Notes(b)	0.51%	01/13/2017	10,000	10,001,689
Unsec. Global Notes	0.50%	01/27/2017	26,111	26,112,677
Unsec. Global Notes	5.00%	02/16/2017	35,000	35,715,910
Unsec. Global Notes(b)	0.52%	04/20/2017	30,000	29,997,096
Unsec. Global Notes(b)	0.56%	04/27/2017	14,000	13,994,969
Unsec. Global Notes(b)	0.64%	07/21/2017	20,000	19,998,179
Unsec. Global Notes(b)	0.63%	01/08/2018	100,000	100,000,000
				655,317,822

Federal National Mortgage Association (FNMA)–2.53%
Unsec. Global Notes	1.13%	04/27/2017	42,863	43,023,093
Unsec. Global Notes	5.00%	05/11/2017	60,000	61,821,216
Unsec. Global Notes(b)	0.51%	09/08/2017	35,000	34,965,363
Unsec. Global Notes(b)	0.51%	10/05/2017	112,815	112,760,395
Unsec. Notes(b)	0.52%	08/16/2017	50,000	49,990,348
				302,560,415

Overseas Private Investment Corp. (OPIC)–2.50%
Sec. Gtd. VRD COP Bonds(c)	0.56%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.56%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.56%	09/15/2020	81,000	81,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.56%	07/15/2025	47,000	47,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.58%	07/09/2026	51,000	51,000,000
				299,000,000
Total U.S. Government Sponsored Agency Securities (Cost $4,480,198,813)				4,480,198,813

U.S. Treasury Securities–12.21%
U.S. Treasury Bills–11.79%(a)
U.S. Treasury Bills	0.15%	09/01/2016	11,017	11,016,705
U.S. Treasury Bills	0.49%	09/01/2016	50,000	50,000,000
U.S. Treasury Bills	0.47%	09/29/2016	150,000	149,946,041
U.S. Treasury Bills	0.40%	02/02/2017	50,000	49,915,514
U.S. Treasury Bills	0.42%	02/09/2017	50,000	49,908,319
U.S. Treasury Bills	0.44%	02/16/2017	50,000	49,898,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	0.45%	02/16/2017	$100,000	$99,792,100
U.S. Treasury Bills	0.46%	02/16/2017	50,000	49,894,767
U.S. Treasury Bills	0.45%	02/23/2017	500,000	498,918,889
U.S. Treasury Bills	0.46%	02/23/2017	400,000	399,125,000
				1,408,415,835

U.S. Treasury Notes–0.42%
U.S. Treasury Floating Rate Notes(b)	0.50%	10/31/2017	50,000	49,984,132
Total U.S. Treasury Securities (Cost $1,458,399,967)				1,458,399,967
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.72% (Cost $5,938,598,780)				5,938,598,780

			Repurchase Amount
Repurchase Agreements–50.28%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2016, maturing value of $250,002,431 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,014; 1.50%-5.38%, 09/30/2019-06/20/2046)	0.35%	09/01/2016	100,000,972	100,000,000
Bank of Montreal, term agreement dated 08/11/2016, maturing value of $250,250,694 (collateralized by domestic agency mortgage-backed securities valued at $255,000,231; 3.00%-4.88%, 06/13/2018-07/01/2046)(e)	0.38%	11/14/2016	250,250,694	250,000,000
Bank of Nova Scotia (The), agreement dated 08/31/2016, maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.28%-5.00%, 11/01/2026-04/20/2046)	0.34%	09/01/2016	300,002,833	300,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $1,035,010,637 (collateralized by U.S. Treasury obligations valued at $1,052,252,100; 0.13%-0.38%, 04/15/2021-07/15/2025)	0.37%	09/01/2016	1,035,010,637	1,035,000,000
BNP Paribas Securities Corp., term agreement dated 08/29/2016, maturing value of $100,008,000 (collateralized by U.S. Treasury obligations valued at $101,955,776; 1.38%, 05/31/2021)(e)	0.36%	09/06/2016	100,008,000	100,000,000
Citigroup Global Markets Inc., agreement dated 08/31/2016, maturing value of $250,002,292 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $255,000,840; 0%-6.25%, 05/11/2017-05/15/2029)	0.33%	09/01/2016	250,002,292	250,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $350,003,208 (collateralized by a domestic agency mortgage-backed security and a U.S. Treasury obligation valued at $357,000,015; 3.50%-3.63%, 12/20/2042-08/15/2043)	0.33%	09/01/2016	350,003,208	350,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 08/25/2016, maturing value of $250,016,042 (collateralized by a U.S. Treasury obligation valued at $255,000,059; 0.75%, 02/28/2018)(e)	0.33%	09/01/2016	250,016,042	250,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $120,002,293 (collateralized by U.S. Treasury obligations valued at $122,269,843; 1.13%, 01/15/2021)	0.40%	09/01/2016	120,002,293	120,000,960
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $201,392,014 (collateralized by U.S. Treasury obligations valued at $205,477,255; 0.13%, 04/15/2021)	0.36%	09/01/2016	201,392,014	201,390,000
ING Financial Markets, LLC, term agreement dated 06/10/2016, maturing value of $30,035,200 (collateralized by a domestic agency mortgage-backed security valued at $30,600,620; 3.00%, 07/01/2046)(e)	0.48%	09/06/2016	30,035,200	30,000,000
ING Financial Markets, LLC, term agreement dated 07/12/2016, maturing value of $90,101,050 (collateralized by domestic agency mortgage-backed securities valued at $91,804,327; 3.00%-3.50%, 10/01/2028-05/01/2045)	0.43%	10/14/2016	90,101,050	90,000,000
ING Financial Markets, LLC, term agreement dated 08/02/2016, maturing value of $100,116,278 (collateralized by domestic agency mortgage-backed securities valued at $102,003,050; 2.05%-5.50%, 02/15/2038-08/01/2048)	0.46%	11/01/2016	100,116,278	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $100,116,250 (collateralized by domestic agency mortgage-backed securities valued at $102,003,372; 3.00%-3.50%, 10/01/2025-10/01/2043)	0.45%	11/25/2016	$100,116,250	$100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 08/31/2016, maturing value of $100,000,944 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.50%-3.00%, 04/25/2044-02/25/2046)	0.34%	09/01/2016	100,000,944	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	16,422,215	16,422,069
Prudential Insurance Co. of America, agreement dated 08/31/2016, maturing value of $161,520,455 (collateralized by U.S. Treasury obligations valued at $164,889,450; 0%, 11/15/2026-08/15/2039)	0.38%	09/01/2016	161,520,455	161,518,750
RBC Capital Markets Corp., joint term agreement dated 08/31/2016, aggregate maturing value of $560,000,000 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $571,200,080; 0.13%-8.00%, 11/01/2018-08/01/2046)(e)	0.30%	10/31/2016	435,000,000	435,000,000
Societe Generale, agreement dated 08/31/2016, maturing value of $149,998,498 (collateralized by U.S. Treasury obligations valued at $152,967,930; 2.25%, 11/15/2024)	0.38%	09/01/2016	149,998,498	149,996,914
Societe Generale, agreement dated 08/31/2016, maturing value of $375,005,001 (collateralized by U.S. Treasury obligations valued at $382,630,043; 1.38%, 05/31/2021)	0.38%	09/01/2016	375,005,001	375,001,043
Societe Generale, joint open agreement dated 07/13/2016, (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $591,600,000; 0%-7.50%, 06/30/2017-10/20/2064)(f)	0.30%	—	—	424,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $325,025,030 (collateralized by U.S. Treasury obligations valued at $331,390,823; 2.38%, 08/15/2024)(e)	0.40%	09/01/2016	325,025,030	324,999,752
Wells Fargo Bank, N.A., joint agreement dated 08/31/2016, aggregate maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00%-4.50%, 09/01/2035-06/01/2043)	0.34%	09/01/2016	171,474,041	171,472,422
Wells Fargo Securities, LLC, joint agreement dated 08/31/2016, aggregate maturing value of $550,005,194 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 3.00%-8.50%, 01/25/2018-08/01/2046)	0.34%	09/01/2016	425,004,014	425,000,000
Wells Fargo Securities, LLC, term agreement dated 07/06/2016, maturing value of $145,148,625 (collateralized by U.S. Treasury obligations valued at $147,900,000; 0%-10.08%, 08/25/2020-04/15/2046)	0.41%	10/04/2016	145,148,625	145,000,000
Total Repurchase Agreements (Cost $6,004,801,910)				6,004,801,910
TOTAL INVESTMENTS(g)–100.00% (Cost $11,943,400,690)				11,943,400,690
OTHER ASSETS LESS LIABILITIES–(0.00)%				(136,063)
NET ASSETS–100.00%				$11,943,264,627

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–85.49%
U.S. Treasury Bills–77.03%(a)
U.S. Treasury Bills	0.15%	09/01/2016	$13,983	$13,983,295
U.S. Treasury Bills	0.26%	09/01/2016	10,000	10,000,000
U.S. Treasury Bills	0.27%	09/01/2016	3,000	3,000,000
U.S. Treasury Bills	0.44%	09/01/2016	2,000	2,000,000
U.S. Treasury Bills	0.49%	09/01/2016	2,000	2,000,000
U.S. Treasury Bills	0.27%	09/08/2016	12,000	11,999,370
U.S. Treasury Bills	0.48%	09/08/2016	2,000	1,999,815
U.S. Treasury Bills	0.28%	09/15/2016	15,000	14,998,396
U.S. Treasury Bills	0.28%	09/22/2016	15,000	14,997,576
U.S. Treasury Bills	0.25%	09/29/2016	5,000	4,999,047
U.S. Treasury Bills	0.26%	09/29/2016	10,000	9,998,009
U.S. Treasury Bills	0.27%	10/06/2016	5,000	4,998,712
U.S. Treasury Bills	0.31%	10/13/2016	3,000	2,998,947
U.S. Treasury Bills	0.40%	10/13/2016	2,000	1,999,083
U.S. Treasury Bills	0.30%	10/20/2016	5,000	4,997,965
U.S. Treasury Bills	0.32%	10/27/2016	5,000	4,997,550
U.S. Treasury Bills	0.28%	11/03/2016	5,000	4,997,550
U.S. Treasury Bills	0.46%	11/17/2016	2,000	1,998,073
U.S. Treasury Bills	0.31%	11/25/2016	5,000	4,996,399
U.S. Treasury Bills	0.33%	12/01/2016	10,000	9,991,658
U.S. Treasury Bills	0.41%	12/08/2016	3,000	2,996,693
U.S. Treasury Bills	0.39%	01/12/2017	5,000	4,992,870
U.S. Treasury Bills	0.44%	01/19/2017	3,000	2,994,983
U.S. Treasury Bills	0.44%	01/26/2017	3,000	2,994,733
U.S. Treasury Bills	0.40%	02/02/2017	5,000	4,991,551
U.S. Treasury Bills	0.45%	02/16/2017	2,000	1,995,837
U.S. Treasury Bills	0.55%	07/20/2017	2,000	1,990,251
				154,908,363

U.S. Treasury Notes–8.46%
U.S. Treasury Floating Rate Notes(b)	0.39%	10/31/2016	5,000	5,000,249
U.S. Treasury Floating Rate Notes(b)	0.42%	01/31/2017	5,000	5,001,455
U.S. Treasury Floating Rate Notes(b)	0.53%	04/30/2018	4,000	4,004,021
U.S. Treasury Floating Rate Notes(b)	0.51%	07/31/2018	3,000	2,999,653
				17,005,378
Total U.S. Treasury Securities (Cost $171,913,741)				171,913,741

U.S. Government Sponsored Agency Securities–24.48%
Federal Farm Credit Bank (FFCB)–3.45%
Unsec. Floating Rate Bonds(b)	0.54%	10/11/2016	4,085	4,084,674
Unsec. Floating Rate Bonds(b)	0.55%	02/13/2017	2,850	2,850,401
				6,935,075

Federal Home Loan Bank (FHLB)–21.03%
Unsec. Disc. Notes(a)	0.07%	09/01/2016	35,000	35,000,000
Unsec. Disc. Notes(a)	0.47%	11/02/2016	2,300	2,298,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Disc. Notes(a)	0.46%	11/16/2016	$2,000	$1,998,079
Unsec. Disc. Notes(a)	0.55%	11/18/2016	3,000	2,996,438
				42,292,655
Total U.S. Government Sponsored Agency Securities (Cost $49,227,730)				49,227,730
TOTAL INVESTMENTS(c)–109.97% (Cost $221,141,471)				221,141,471
OTHER ASSETS LESS LIABILITIES–(9.97)%				(20,050,904)
NET ASSETS–100.00%				$201,090,567

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.53%
Alabama–5.84%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.49%	07/01/2040	$11,100	$11,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.63%	04/01/2028	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.66%	04/01/2028	10,000	10,000,000
				31,100,000

Arizona–0.34%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.62%	04/15/2030	1,800	1,800,000

California–11.79%
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 C-2, Toll Bridge VRD RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)(c)	0.56%	04/01/2047	1,000	1,000,000
California (State of) (Kindergarten University Public Education Facilities); Series 2004 B-3, VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(a)(b)	0.49%	05/01/2034	2,200	2,200,000
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.59%	12/01/2016	9,500	9,500,000
California (State of);
Series 2003 B-4, VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.62%	05/01/2033	4,200	4,200,000
Series 2009 A-9, VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.56%	05/01/2034	11,200	11,200,000
East Bay Regional Park District; Series 2013 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	1,625	1,625,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 and 240); Series 1993, VRD Special Assessment RB (LOC–U.S. Bank, N.A.)(a)(b)	0.50%	04/01/2033	5,000	5,000,000
Los Angeles (City of); Series 2016 B, TRAN	3.00%	06/29/2017	3,275	3,337,211
Orange (County of) Water District; Series 2003 A, VRD COP (LOC–Citibank, N.A.)(a)(b)	0.60%	08/01/2042	14,300	14,300,000
Riverside (City of); Series 2011 A, Ref. Floating Rate Water, RB(d)(e)	0.71%	10/01/2035	5,800	5,800,000
Southern California Metropolitan Water District; Series 2009 A-2,, Ref. Floating Rate RB(d)(e)	0.72%	07/01/2030	4,580	4,580,000
				62,742,211

Colorado–6.07%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	02/01/2031	1,525	1,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	07/01/2034	1,800	1,800,000
Colorado (State of) Educational Loan Program; Series 2016 A, TRAN	2.00%	06/29/2017	7,300	7,384,305
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.66%	02/01/2031	6,600	6,600,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.77%	03/01/2017	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.57%	07/01/2021	3,365	3,365,000
University of Colorado Hospital Authority; Series 2015 A, Ref. Floating Rate RB(d)(e)	0.81%	11/15/2046	4,550	4,550,000
				32,324,305

Delaware–0.49%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	09/01/2036	2,595	2,595,000

District of Columbia–0.78%
District of Columbia Housing Finance Agency (Park 7 at Minnesota Benning); Series 2012, VRD Multifamily Housing RB (CEP–FHLMC)(a)	0.61%	02/01/2046	2,785	2,785,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.81%	01/01/2029	1,357	1,357,000
				4,142,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–1.25%
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(f)(g)(h)	0.59%	04/01/2017	$2,275	$2,275,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.67%	11/01/2036	2,925	2,925,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	07/01/2037	1,478	1,478,000
				6,678,000

Georgia–3.01%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	01/01/2020	900	900,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	08/01/2038	9,380	9,380,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.61%	09/01/2035	4,350	4,350,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	09/01/2020	1,400	1,400,000
				16,030,000

Illinois–5.58%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(f)	0.65%	10/01/2017	300	300,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.58%	06/01/2040	3,195	3,195,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.59%	09/01/2024	400	400,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.75%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.59%	06/01/2029	2,300	2,300,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.61%	12/01/2046	8,300	8,300,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(f)	0.84%	06/01/2017	270	270,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.70%	01/01/2037	5,170	5,170,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–US Bank, N.A.)(a)(b)	0.59%	10/01/2033	99	99,000
Monmouth (City of) (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)	0.60%	06/01/2035	4,950	4,950,000
				29,684,000

Indiana–3.86%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.60%	08/01/2028	2,358	2,358,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	08/01/2037	5,500	5,500,000
Indiana (State of) (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.67%	06/01/2035	10,000	10,000,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. Environmental VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.60%	10/01/2040	2,000	2,000,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.75%	10/01/2019	680	680,000
				20,538,000

Iowa–1.48%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.59%	05/01/2031	3,000	3,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Urbandale (City of) Iowa (Interstate Acres L.P.); Series 1994, Ref. VRD (LOC–FHLB of Des Moines)(a)(b)	0.60%	05/01/2017	$4,900	$4,900,000
				7,900,000

Louisiana–1.08%
East Baton Rouge (Parish of) (Exxon Corp.); Series 1993, Ref. VRD PCR(a)	0.57%	03/01/2022	5,750	5,750,000

Maryland–1.58%
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	07/01/2028	2,610	2,610,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.59%	04/01/2035	1,800	1,800,000
Prince George (County of); Series 2011 A, Consolidated Public Improvement Limited Tax GO Bonds	5.00%	09/15/2016	3,995	4,002,022
				8,412,022

Massachusetts–0.41%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.63%	10/01/2038	1,694	1,694,000
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB	5.00%	10/15/2016	500	502,678
				2,196,678

Michigan–0.86%
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	04/01/2022	4,600	4,600,000

Minnesota–2.13%
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	10/15/2033	1,175	1,175,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	04/01/2037	2,649	2,649,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.62%	01/01/2025	280	280,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.65%	11/15/2031	3,498	3,498,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	11/01/2035	1,250	1,250,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	10/01/2033	2,475	2,475,000
				11,327,000

Missouri–0.71%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.61%	11/01/2037	1,125	1,125,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.67%	12/01/2019	1,060	1,060,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	11/15/2043	1,600	1,600,000
				3,785,000

Nevada–0.20%
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.63%	06/01/2039	1,080	1,080,000

New Hampshire–1.31%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.61%	09/01/2037	3,535	3,535,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.61%	07/01/2038	3,450	3,450,000
				6,985,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–0.12%
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	02/01/2028	$620	$620,000

New York–12.03%
New York (City of) Municipal Water Finance Authority; Subseries 2011 A-1, VRD Water & Sewer System RB(a)	0.59%	06/15/2044	15,000	15,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.58%	11/01/2036	8,130	8,130,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China)(a)(b)(c)	0.68%	11/01/2049	8,200	8,200,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.63%	11/01/2046	1,086	1,086,000
New York (State of) Housing Finance Agency, Manhattan West Residential Housing; Series 2014 A, VRD RB (LOC– Bank of China)(a)(b)(c)	0.68%	11/01/2049	9,600	9,600,000
New York City Housing Development Corp. (Crest (The)); Series 2005 A, VRD MFH RB (LOC–Landesbank Hessen-Thüringen)(a)(b)(c)	0.65%	12/01/2036	18,000	18,000,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(a)(b)(c)	0.62%	11/01/2032	4,000	4,000,000
				64,016,000

North Carolina–3.23%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.59%	01/15/2037	12,760	12,760,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.60%	06/01/2017	440	440,000
Raleigh-Durham Airport Authority; Series 2008 C, Ref. VRD (LOC–Royal Bank of Canada)(a)(b)(c)	0.58%	05/01/2036	4,000	4,000,000
				17,200,000

Ohio–3.60%
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.55%	12/01/2021	6,625	6,625,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	05/01/2026	8,300	8,300,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	06/01/2023	4,230	4,230,000
				19,155,000

Oregon–0.47%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	08/01/2034	2,483	2,483,000

Pennsylvania–4.33%
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	11/01/2039	465	465,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.57%	03/01/2030	1,648	1,648,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.61%	03/01/2030	2,235	2,235,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	10/15/2025	3,005	3,005,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.59%	09/01/2028	3,710	3,710,000
Montgomery (County of) Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	03/01/2032	1,005	1,005,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.60%	08/15/2031	4,611	4,611,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(f)	0.60%	05/01/2020	$1,550	$1,550,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.58%	05/01/2032	2,228	2,228,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.61%	11/01/2029	2,600	2,600,000
				23,057,000

South Carolina–1.42%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.79%	07/01/2017	90	90,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.63%	11/01/2025	7,480	7,480,000
				7,570,000

Tennessee–1.69%
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Ascension Health Credit Group); Series 2001 B-1, VRD 7 Month Window RB(a)	0.83%	11/15/2031	9,000	9,000,000

Texas–8.28%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.58%	08/01/2035	14,320	14,320,000
Austin (City of); Series 2010, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/2016	2,450	2,450,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.57%	02/15/2042	396	396,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.61%	01/01/2049	8,000	8,000,000
Port Author (Port of), Texas Navigation District (Texaco Inc.); Series 1994, Ref. VDR PCR(a)	0.58%	10/01/2024	1,700	1,700,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	04/01/2026	1,000	1,000,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.65%	11/15/2050	3,500	3,500,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.55%	08/01/2025	12,685	12,685,000
				44,051,000

Utah–7.85%
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC– Canadian Imperial Bank of Commerce)(a)(b)(c)	0.57%	11/01/2024	12,785	12,785,000
Murray (City of) (IHC Health Services, Inc.); Series 2005-B, Hospital VRD RB(a)	0.59%	05/15/2037	15,570	15,570,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.59%	09/01/2032	11,000	11,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.61%	04/01/2042	2,450	2,450,000
				41,805,000

Virginia–0.11%
Loudoun (County of) Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.58%	03/01/2038	394	394,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.62%	12/01/2019	200	200,000
				594,000

Washington–2.01%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.61%	07/01/2044	7,428	7,428,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	04/01/2043	$792	$792,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.59%	09/15/2020	2,475	2,475,000
				10,695,000

West Virginia–2.63%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	01/01/2034	14,000	14,000,000

Wisconsin–2.99%
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.58%	10/01/2042	855	855,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	08/15/2034	1,592	1,592,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.69%	05/01/2030	13,445	13,445,000
				15,892,000
TOTAL INVESTMENTS(i)(j)–99.53% (Cost $529,807,216)				529,807,216
OTHER ASSETS LESS LIABILITIES–0.47%				2,498,102
NET ASSETS–100.00%				$532,305,318
Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi–Family Housing

PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 10.5%; other countries less than 5% each: 15.3%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $10,542,000, which represented 1.98% of the Fund’s Net Assets.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
PNC Bank, N.A.	5.4%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$9,528,980,148	$1,751,620,371	$10,652,784,381	$5,938,598,780	$221,141,471	$529,807,216
Repurchase agreements, at value and cost	1,733,822,248	320,724,759	13,285,488,177	6,004,801,910	—	—
Total investments, at value and cost	11,262,802,396	2,072,345,130	23,938,272,558	11,943,400,690	221,141,471	529,807,216
Cash	7,284	590	—	—	—	1,277
Receivable for:
Investments sold	420,000	620,067	—	—	—	2,210,292
Interest	3,329,984	329,739	13,661,805	2,553,263	8,392	442,058
Fund expenses absorbed	183,438	84,761	180,196	199,267	9,818	27,282
Investment for trustee deferred compensation and retirement plans	3,390,148	964,866	2,005,414	909,473	122,127	343,386
Other assets	26,418	153,389	55,568	61,020	22,733	67,602
Total assets	11,270,159,668	2,074,498,542	23,954,175,541	11,947,123,713	221,304,541	532,899,113

Liabilities:
Payable for:
Investments purchased	41,140,000	—	1,149,051,575	—	19,989,667	—
Amount due custodian	—	—	28,496,803	—	—	—
Dividends	4,591,261	576,008	3,478,971	2,228,150	17,674	136,179
Accrued fees to affiliates	317,924	135,806	581,320	456,253	35,564	30,223
Accrued trustees’ and officer’s fees and benefits	43,255	8,576	37,909	14,539	4,461	4,502
Accrued operating expenses	164,852	44,468	118,244	88,561	28,760	29,960
Trustee deferred compensation and retirement plans	3,972,698	1,109,722	2,363,864	1,071,583	137,848	392,931
Total liabilities	50,229,990	1,874,580	1,184,128,686	3,859,086	20,213,974	593,795
Net assets applicable to shares outstanding	$11,219,929,678	$2,072,623,962	$22,770,046,855	$11,943,264,627	$201,090,567	$532,305,318

Net assets consist of:
Shares of beneficial interest	$11,216,737,622	$2,071,749,407	$22,769,907,200	$11,943,055,640	$201,106,267	$532,449,086
Undistributed net investment income	2,544,735	873,178	(21,274)	90,340	(12,543)	(104,955)
Undistributed net realized gain (loss)	647,321	1,377	160,929	118,647	(3,157)	(38,813)
	$11,219,929,678	$2,072,623,962	$22,770,046,855	$11,943,264,627	$201,090,567	$532,305,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$10,421,616,469	$1,607,866,876	$19,868,465,327	$10,716,759,718	$121,148,543	$450,791,616
Private Investment Class	$241,327,009	$141,060,919	$560,026,545	$340,873,577	$6,162,301	$24,467,875
Personal Investment Class	$29,248,873	$117,474,868	$122,821,746	$7,507,315	$2,607,936	$2,396,915
Cash Management Class	$250,642,740	$167,871,841	$403,423,763	$150,104,425	$31,389,622	$30,670,916
Reserve Class	$100,187,037	$21,474,330	$159,126,031	$315,886,191	$36,640,560	$21,535,157
Resource Class	$7,247,939	$16,866,467	$482,930,669	$95,688,965	$193,697	$2,410,772
Corporate Class	$169,659,611	$8,661	$1,173,252,774	$316,444,436	$2,947,908	$32,067

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	10,418,646,358	1,607,856,084	19,867,691,390	10,716,469,432	121,123,500	450,753,805
Private Investment Class	241,262,408	141,059,970	560,004,233	340,864,488	6,161,046	24,465,843
Personal Investment Class	29,241,289	117,474,079	122,816,314	7,507,109	2,607,398	2,396,710
Cash Management Class	250,561,787	167,870,713	403,407,200	150,101,377	31,386,742	30,668,351
Reserve Class	100,162,000	21,474,186	159,119,568	315,877,553	36,633,177	21,533,295
Resource Class	7,246,114	16,866,355	482,911,445	95,686,520	193,659	2,410,573
Corporate Class	169,617,163	8,660	1,173,207,880	316,435,870	2,943,821	32,064
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$97,023,640	$10,521,406	$45,771,710	$20,270,970	$453,811	$1,398,014

Expenses:
Advisory fees	29,921,521	3,951,862	22,331,528	6,083,349	356,867	1,449,627
Administrative services fees	2,374,789	694,531	2,256,398	1,249,788	62,757	218,127
Custodian fees	187,228	33,221	120,688	92,414	8,820	11,432
Distribution fees:
Private Investment Class	1,023,727	692,120	2,191,779	2,122,004	24,157	128,484
Personal Investment Class	517,084	783,713	975,648	96,858	22,678	18,445
Cash Management Class	293,621	346,729	3,735,084	191,153	43,233	40,725
Reserve Class	1,416,412	366,904	729,595	2,795,687	432,182	231,223
Resource Class	27,153	40,175	731,000	154,715	4,057	5,983
Corporate Class	464,640	23,965	444,357	186,931	781	2,553
Transfer agent fees	1,795,291	237,112	1,339,892	585,661	16,129	56,811
Trustees’ and officers’ fees and benefits	485,830	103,851	339,300	148,052	25,577	43,072
Registration and filing fees	120,547	89,413	127,445	161,437	77,432	80,068
Reports to shareholders	44,594	15,442	38,245	29,503	9,995	10,805
Professional services fees	319,232	89,443	228,076	197,864	56,427	58,645
Other	507,559	138,890	338,202	296,622	33,244	52,437
Total expenses	39,499,228	7,607,371	35,927,237	14,392,038	1,174,336	2,408,437
Less: Fees waived	(7,786,839)	(3,244,207)	(11,103,780)	(4,923,752)	(908,559)	(1,712,630)
Net expenses	31,712,389	4,363,164	24,823,457	9,468,286	265,777	695,807
Net investment income	65,311,251	6,158,242	20,948,253	10,802,684	188,034	702,207

Realized and unrealized gain from:
Net realized gain from Investment securities	647,321	1,377	223,426	118,647	15,288	5,988
Net increase in net assets resulting from operations	$65,958,572	$6,159,619	$21,171,679	$10,921,331	$203,322	$708,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2016 and 2015

	Liquid Assets Portfolio		STIC Prime Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$65,311,251	$14,869,394	$6,158,242	$2,593,491
Net realized gain	647,321	164,146	1,377	944
Net increase in net assets resulting from operations	65,958,572	15,033,540	6,159,619	2,594,435

Distributions to shareholders from net investment income:
Institutional Class	(59,772,506)	(14,147,500)	(4,848,718)	(1,854,672)
Private Investment Class	(183,013)	(30,767)	(213,182)	(132,350)
Personal Investment Class	(40,091)	(13,561)	(164,965)	(110,282)
Cash Management Class	(660,627)	(77,398)	(649,934)	(376,417)
Reserve Class	(87,134)	(14,433)	(53,243)	(18,513)
Resource Class	(15,089)	(12,035)	(32,359)	(20,138)
Corporate Class	(4,552,791)	(573,700)	(195,841)	(81,119)
Total distributions from net investment income	(65,311,251)	(14,869,394)	(6,158,242)	(2,593,491)

Share transactions–net:
Institutional Class	(5,553,230,110)	(2,640,861,091)	(156,797,441)	(148,752,146)
Private Investment Class	(42,171,998)	(61,736,842)	(21,155,334)	10,083,327
Personal Investment Class	(86,151,515)	(65,018,703)	(98,600)	(40,437,932)
Cash Management Class	(207,380,539)	(226,421,761)	(315,722,141)	29,823,610
Reserve Class	(56,031,914)	(23,801,101)	(28,926,016)	34,768,990
Resource Class	(65,429,204)	(62,863,904)	(2,843,872)	(12,328,636)
Corporate Class	(884,537,893)	383,540,344	(77,034,376)	17,489,399
Net increase (decrease) in net assets resulting from share transactions	(6,894,933,173)	(2,697,163,058)	(602,577,780)	(109,353,388)
Net increase (decrease) in net assets	(6,894,285,852)	(2,696,998,912)	(602,576,403)	(109,352,444)

Net assets:
Beginning of year	18,114,215,530	20,811,214,442	2,675,200,365	2,784,552,809
End of year*	$11,219,929,678	$18,114,215,530	$2,072,623,962	$2,675,200,365
* Includes accumulated undistributed net investment income	$2,544,735	$2,468,855	$873,178	$872,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2016 and 2015

	Treasury Portfolio		Government & Agency Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$20,948,253	$3,320,415	$10,802,684	$1,741,840
Net realized gain (loss)	223,426	(62,497)	118,647	116,517
Net increase in net assets resulting from operations	21,171,679	3,257,918	10,921,331	1,858,357

Distributions to shareholders from net investment income:
Institutional Class	(15,100,629)	(1,478,709)	(8,855,873)	(1,159,579)
Private Investment Class	(334,722)	(102,223)	(403,391)	(126,468)
Personal Investment Class	(86,109)	(29,788)	(10,692)	(12,667)
Cash Management Class	(3,039,766)	(1,317,452)	(218,373)	(167,941)
Reserve Class	(62,197)	(11,073)	(263,352)	(108,700)
Resource Class	(274,847)	(68,891)	(73,436)	(38,869)
Corporate Class	(2,049,983)	(312,279)	(977,567)	(127,616)
Total distributions from net investment income	(20,948,253)	(3,320,415)	(10,802,684)	(1,741,840)

Share transactions–net:
Institutional Class	12,017,922,118	369,868,233	6,496,754,225	891,380,297
Private Investment Class	98,893,095	(63,444,289)	(81,684,720)	75,509,267
Personal Investment Class	(39,231,210)	(350,960)	(29,659,491)	(3,981,249)
Cash Management Class	(4,900,693,362)	(2,293,402,486)	(72,740,853)	(247,006,196)
Reserve Class	123,516,873	(151,761,502)	8,359,709	(3,594,120)
Resource Class	158,444,863	(49,445,822)	(2,217,786)	(6,672,798)
Corporate Class	(597,367,186)	346,906,945	(314,733,978)	(28,642,460)
Net increase (decrease) in net assets resulting from share transactions	6,861,485,191	(1,841,629,881)	6,004,077,106	676,992,741
Net increase (decrease) in net assets	6,861,708,617	(1,841,692,378)	6,004,195,753	677,109,258

Net assets:
Beginning of year	15,908,338,238	17,750,030,616	5,939,068,874	5,261,959,616
End of year*	$22,770,046,855	$15,908,338,238	$11,943,264,627	$5,939,068,874
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$90,340	$(26,177)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2016 and 2015

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$188,034	$152,172	$702,207	$320,850
Net realized gain	15,288	5,675	5,988	17,500
Net increase in net assets resulting from operations	203,322	157,847	708,195	338,350

Distributions to shareholders from net investment income:
Institutional Class	(78,969)	(109,398)	(628,540)	(243,361)
Private Investment Class	(5,685)	(5,768)	(18,929)	(14,944)
Personal Investment Class	(2,859)	(2,191)	(1,951)	(1,433)
Cash Management Class	(43,887)	(25,467)	(33,087)	(29,656)
Reserve Class	(51,534)	(1,334)	(16,951)	(13,465)
Resource Class	(2,214)	(3,530)	(1,923)	(2,416)
Corporate Class	(2,886)	(4,484)	(826)	(15,575)
Total distributions from net investment income	(188,034)	(152,172)	(702,207)	(320,850)

Share transactions–net:
Institutional Class	15,581,368	(22,147,472)	(5,243,578)	(68,021,232)
Private Investment Class	177,746	(9,595,904)	(6,001,459)	(3,807,802)
Personal Investment Class	652,387	(1,843,611)	(1,226,815)	(98,681)
Cash Management Class	(13,633,574)	(3,080,076)	(20,346,066)	(9,705,701)
Reserve Class	30,758,077	5,171,160	(239,848)	(5,865,164)
Resource Class	(2,177,935)	(1,336,302)	(2,115,602)	(989,440)
Corporate Class	(25,066,209)	(22,499,992)	(26,445,210)	(5,044,078)
Net increase (decrease) in net assets resulting from share transactions	6,291,860	(55,332,197)	(61,618,578)	(93,532,098)
Net increase (decrease) in net assets	6,307,148	(55,326,522)	(61,612,590)	(93,514,598)

Net assets:
Beginning of year	194,783,419	250,109,941	593,917,908	687,432,506
End of year*	$201,090,567	$194,783,419	$532,305,318	$593,917,908
* Includes accumulated undistributed net investment income	$(12,543)	$(9,046)	$(104,955)	$(104,955)

Notes to Financial Statements

August 31, 2016

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

37                         Short-Term Investments Trust

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

38                         Short-Term Investments Trust

accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective June 1, 2016, under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

Prior to June 1, 2016, each Fund paid an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

For the year ended August 31, 2016, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.23%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective June 1, 2016, the Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding

39                         Short-Term Investments Trust

certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government TaxAdvantage Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

Prior to June 1, 2016, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$5,891,063	$—
STIC Prime Portfolio	1,377,124	136,428
Treasury Portfolio	4,380,127	1,051,494
Government & Agency Portfolio	366,030	—
Government TaxAdvantage Portfolio	372,951	52,268
Tax-Free Cash Reserve Portfolio	447,337	874,026

Voluntary fee waivers for the year ended August 31, 2016 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$99,694	$211,318	N/A	$885,468	$4,198	N/A
STIC Prime Portfolio	287,187	484,316	$107,517	287,424	11,997	$5,732
Treasury Portfolio	979,421	631,990	1,208,001	573,618	242,773	112,460
Government & Agency Portfolio	939,890	63,603	60,777	2,215,417	57,951	59,311
Government TaxAdvantage Portfolio	11,416	16,201	20,655	359,416	2,471	433
Tax-Free Cash Reserve Portfolio	57,485	12,897	23,117	194,184	3,808	2,525

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

40                         Short-Term Investments Trust

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively. Effective July 1, 2016, distribution fees were permanently reduced and distribution fee waivers were terminated.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Prior to July 1, 2016, the Plan provided that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Prior to July 1, 2016, IDI had contractually agreed to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the year ended August 31, 2016, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$358,572	$124,296	$52,901	$159,329	N/A	N/A
STIC Prime Portfolio	253,431	178,993	64,721	42,478	$6,859	N/A
Treasury Portfolio	768,847	232,704	735,740	65,351	121,254	N/A
Government & Agency Portfolio	769,628	23,340	35,166	306,939	25,700	N/A
Government TaxAdvantage Portfolio	10,894	5,217	7,754	48,095	788	N/A
Tax-Free Cash Reserve Portfolio	58,747	4,268	7,326	25,844	1,066	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

41                         Short-Term Investments Trust

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$798,840,636	$826,006,989	$0
STIC Prime Portfolio	472,213,697	441,746,422	0
Tax-Free Cash Reserve Portfolio	873,485,609	929,294,504	0

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2016 and 2015:

	2016	2015
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$65,311,251	$14,869,394
STIC Prime Portfolio	6,158,242	2,593,491
Treasury Portfolio	20,948,253	3,320,415
Government & Agency Portfolio	10,802,684	1,741,840
Government TaxAdvantage Portfolio	188,034	152,172
Tax-Free Cash Reserve Portfolio	702,207	320,850

42                         Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation) — Investments	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$7,374,505	$—	$(4,182,449)	$—	$11,216,737,622	$11,219,929,678
STIC Prime Portfolio	2,035,400	—	(1,160,845)	—	2,071,749,407	2,072,623,962
Treasury Portfolio	2,937,576	(306,340)	(2,491,581)	—	22,769,907,200	22,770,046,855
Government & Agency Portfolio	1,339,081	—	(1,130,094)	—	11,943,055,640	11,943,264,627
Government TaxAdvantage Portfolio	130,248	—	(142,789)	(3,159)	201,106,267	201,090,567
Tax-Free Cash Reserve Portfolio	305,509	—	(410,463)	(38,814)	532,449,086	532,305,318

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2016 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Government TaxAdvantage Portfolio	$—	$—	$3,159	$—	$3,159
Tax-Free Cash Reserve Portfolio	8,740	30,074	—	—	38,814

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2016
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Portfolio	$23,938,578,898	$—	$(306,340)	$(306,340)

*	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2016 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$75,880	$(75,880)	$—
STIC Prime Portfolio	944	(944)	—
Treasury Portfolio	—	—	—
Government & Agency Portfolio	116,517	(116,517)	—
Government TaxAdvantage Portfolio	(3,497)	—	3,497
Tax-Free Cash Reserve Portfolio	—	—	—

43                         Short-Term Investments Trust

NOTE 10—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	206,922,537,697	$206,922,537,697	285,396,098,619	$285,396,098,619
Private Investment Class	1,086,367,896	1,086,367,896	1,434,632,883	1,434,632,883
Personal Investment Class	147,332,561	147,332,561	538,543,116	538,543,116
Cash Management Class	3,527,556,735	3,527,556,735	4,326,518,141	4,326,518,141
Reserve Class	312,834,642	312,834,642	1,016,989,736	1,016,989,736
Resource Class	54,658,208	54,658,208	459,622,836	459,622,836
Corporate Class	12,789,032,744	12,789,032,744	5,521,655,244	5,521,655,244

Issued as reinvestment of dividends:
Institutional Class	16,030,218	16,030,218	3,973,048	3,973,048
Private Investment Class	51,160	51,160	8,279	8,279
Personal Investment Class	33,213	33,213	11,639	11,639
Cash Management Class	325,885	325,885	31,257	31,257
Reserve Class	78,372	78,372	14,378	14,378
Resource Class	14,018	14,018	12,396	12,396
Corporate Class	699,998	699,998	225,681	225,681

Reacquired:
Institutional Class	(212,491,798,025)	(212,491,798,025)	(288,040,932,758)	(288,040,932,758)
Private Investment Class	(1,128,591,054)	(1,128,591,054)	(1,496,378,004)	(1,496,378,004)
Personal Investment Class	(233,517,289)	(233,517,289)	(603,573,458)	(603,573,458)
Cash Management Class	(3,735,263,159)	(3,735,263,159)	(4,552,971,159)	(4,552,971,159)
Reserve Class	(368,944,928)	(368,944,928)	(1,040,805,215)	(1,040,805,215)
Resource Class	(120,101,430)	(120,101,430)	(522,499,136)	(522,499,136)
Corporate Class	(13,674,270,635)	(13,674,270,635)	(5,138,340,581)	(5,138,340,581)
Net increase (decrease) in share activity	(6,894,933,173)	$(6,894,933,173)	(2,697,163,058)	$(2,697,163,058)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 24% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	4,966,861,188	$4,966,861,188	5,941,737,037	$5,941,737,037
Private Investment Class	1,446,777,172	1,446,777,172	1,211,080,589	1,211,080,589
Personal Investment Class	677,491,586	677,491,586	1,182,870,259	1,182,870,259
Cash Management Class	2,194,654,168	2,194,654,168	3,144,474,982	3,144,474,982
Reserve Class	400,019,801	400,019,801	210,463,689	210,463,689
Resource Class	96,121,190	96,121,190	64,359,363	64,359,363
Corporate Class	518,160,731	518,160,731	1,149,830,507	1,149,830,507

Issued as reinvestment of dividends:
Institutional Class	1,393,044	1,393,044	454,008	454,008
Private Investment Class	78,349	78,349	56,232	56,232
Personal Investment Class	70,680	70,680	68,043	68,043
Cash Management Class	217,106	217,106	71,815	71,815
Reserve Class	50,303	50,303	14,807	14,807
Resource Class	25,322	25,322	16,256	16,256
Corporate Class	148,537	148,537	71,730	71,730

Reacquired:
Institutional Class	(5,125,051,673)	(5,125,051,673)	(6,090,943,191)	(6,090,943,191)
Private Investment Class	(1,468,010,855)	(1,468,010,855)	(1,201,053,494)	(1,201,053,494)
Personal Investment Class	(677,660,866)	(677,660,866)	(1,223,376,234)	(1,223,376,234)
Cash Management Class	(2,510,593,415)	(2,510,593,415)	(3,114,723,187)	(3,114,723,187)
Reserve Class	(428,996,120)	(428,996,120)	(175,709,506)	(175,709,506)
Resource Class	(98,990,384)	(98,990,384)	(76,704,255)	(76,704,255)
Corporate Class	(595,343,644)	(595,343,644)	(1,132,412,838)	(1,132,412,838)
Net increase (decrease) in share activity	(602,577,780)	$(602,577,780)	(109,353,388)	$(109,353,388)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	37,473,899,000	$37,473,899,000	16,766,462,244	$16,766,462,244
Private Investment Class	1,884,005,414	1,884,005,414	1,901,290,280	1,901,290,280
Personal Investment Class	980,594,144	980,594,144	1,101,975,367	1,101,975,367
Cash Management Class	14,484,295,170	14,484,295,170	26,793,251,842	26,793,251,842
Reserve Class	316,250,840	316,250,840	109,204,351	109,204,351
Resource Class	575,238,582	575,238,582	329,636,954	329,636,954
Corporate Class	20,782,139,048	20,782,139,048	18,168,487,688	18,168,487,688

Issued as reinvestment of dividends:
Institutional Class	5,368,737	5,368,737	922,038	922,038
Private Investment Class	43,130	43,130	15,296	15,296
Personal Investment Class	76,479	76,479	26,774	26,774
Cash Management Class	266,775	266,775	60,767	60,767
Reserve Class	50,478	50,478	7,169	7,169
Resource Class	52,190	52,190	8,488	8,488
Corporate Class	1,013,151	1,013,151	132,198	132,198

Reacquired:
Institutional Class	(25,461,345,619)	(25,461,345,619)	(16,397,516,049)	(16,397,516,049)
Private Investment Class	(1,785,155,449)	(1,785,155,449)	(1,964,749,865)	(1,964,749,865)
Personal Investment Class	(1,019,901,833)	(1,019,901,833)	(1,102,353,101)	(1,102,353,101)
Cash Management Class	(19,385,255,307)	(19,385,255,307)	(29,086,715,095)	(29,086,715,095)
Reserve Class	(192,784,445)	(192,784,445)	(260,973,022)	(260,973,022)
Resource Class	(416,845,909)	(416,845,909)	(379,091,264)	(379,091,264)
Corporate Class	(21,380,519,385)	(21,380,519,385)	(17,821,712,941)	(17,821,712,941)
Net increase (decrease) in share activity	6,861,485,191	$6,861,485,191	(1,841,629,881)	$(1,841,629,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

46                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	54,569,434,166	$54,569,434,166	37,416,050,435	$37,416,050,435
Private Investment Class	1,458,232,071	1,458,232,071	2,115,905,376	2,115,905,376
Personal Investment Class	71,882,635	71,882,635	134,224,028	134,224,028
Cash Management Class	2,062,748,073	2,062,748,073	5,837,371,862	5,837,371,862
Reserve Class	713,745,281	713,745,281	699,303,942	699,303,942
Resource Class	678,959,358	678,959,358	1,554,415,700	1,554,415,700
Corporate Class	3,670,809,701	3,670,809,701	4,660,748,011	4,660,748,011

Issued as reinvestment of dividends:
Institutional Class	1,972,829	1,972,829	199,188	199,188
Private Investment Class	116,496	116,496	37,056	37,056
Personal Investment Class	—	—	6	6
Cash Management Class	59,978	59,978	33,044	33,044
Reserve Class	149,381	149,381	67,656	67,656
Resource Class	16,833	16,833	13,926	13,926
Corporate Class	458,600	458,600	55,261	55,261

Reacquired:
Institutional Class	(48,074,652,770)	(48,074,652,770)	(36,524,869,326)	(36,524,869,326)
Private Investment Class	(1,540,033,287)	(1,540,033,287)	(2,040,433,165)	(2,040,433,165)
Personal Investment Class	(101,542,126)	(101,542,126)	(138,205,283)	(138,205,283)
Cash Management Class	(2,135,548,904)	(2,135,548,904)	(6,084,411,102)	(6,084,411,102)
Reserve Class	(705,534,953)	(705,534,953)	(702,965,718)	(702,965,718)
Resource Class	(681,193,977)	(681,193,977)	(1,561,102,424)	(1,561,102,424)
Corporate Class	(3,986,002,279)	(3,986,002,279)	(4,689,445,732)	(4,689,445,732)
Net increase in share activity	6,004,077,106	$6,004,077,106	676,992,741	$676,992,741

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

47                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	475,968,821	$475,968,821	368,612,267	$368,612,267
Private Investment Class	9,868,856	9,868,856	71,398,479	71,398,479
Personal Investment Class	11,195,355	11,195,355	8,341,042	8,341,042
Cash Management Class	37,314,802	37,314,802	87,930,861	87,930,861
Reserve Class	142,035,205	142,035,205	14,172,451	14,172,451
Resource Class	196	196	17,934,744	17,934,744
Corporate Class	14,372,709	14,372,709	187,300,005	187,300,005

Issued as reinvestment of dividends:
Institutional Class	43,479	43,479	84,605	84,605
Private Investment Class	2,495	2,495	3,065	3,065
Cash Management Class	42,181	42,181	24,731	24,731
Reserve Class	48,377	48,377	1,197	1,197
Resource Class	2,027	2,027	3,214	3,214
Corporate Class	3,097	3,097	4,203	4,203

Reacquired:
Institutional Class	(460,430,932)	(460,430,932)	(390,844,344)	(390,844,344)
Private Investment Class	(9,693,605)	(9,693,605)	(80,997,448)	(80,997,448)
Personal Investment Class	(10,542,968)	(10,542,968)	(10,184,653)	(10,184,653)
Cash Management Class	(50,990,557)	(50,990,557)	(91,035,668)	(91,035,668)
Reserve Class	(111,325,505)	(111,325,505)	(9,002,488)	(9,002,488)
Resource Class	(2,180,158)	(2,180,158)	(19,274,260)	(19,274,260)
Corporate Class	(39,442,015)	(39,442,015)	(209,804,200)	(209,804,200)
Net increase (decrease) in share activity	6,291,860	$6,291,860	(55,332,197)	$(55,332,197)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

48                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,024,153,591	$1,024,153,591	1,022,223,755	$1,022,223,755
Private Investment Class	41,102,729	41,102,729	48,653,591	48,653,591
Personal Investment Class	2,880,498	2,880,498	5,529,842	5,529,842
Cash Management Class	51,239,007	51,239,007	85,609,129	85,609,129
Reserve Class	53,662,145	53,662,145	57,041,089	57,041,089
Resource Class	80,556	80,556	2,830,839	2,830,839
Corporate Class	1,175,406	1,175,406	—	—

Issued as reinvestment of dividends:
Institutional Class	70,780	70,780	35,799	35,799
Private Investment Class	15,014	15,014	13,990	13,990
Personal Investment Class	11	11	651	651
Cash Management Class	13,782	13,782	13,598	13,598
Reserve Class	14,449	14,449	13,480	13,480
Resource Class	1,634	1,634	2,430	2,430
Corporate Class	1,040	1,040	15,648	15,648

Reacquired:
Institutional Class	(1,029,467,949)	(1,029,467,949)	(1,090,280,786)	(1,090,280,786)
Private Investment Class	(47,119,202)	(47,119,202)	(52,475,383)	(52,475,383)
Personal Investment Class	(4,107,324)	(4,107,324)	(5,629,174)	(5,629,174)
Cash Management Class	(71,598,855)	(71,598,855)	(95,328,428)	(95,328,428)
Reserve Class	(53,916,442)	(53,916,442)	(62,919,733)	(62,919,733)
Resource Class	(2,197,792)	(2,197,792)	(3,822,709)	(3,822,709)
Corporate Class	(27,621,656)	(27,621,656)	(5,059,726)	(5,059,726)
Net increase (decrease) in share activity	(61,618,578)	$(61,618,578)	(93,532,098)	$(93,532,098)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 11—Financial Highlights

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.07%	$29,249	0.40	%(c)	0.90	%(c)	0.09	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	115,410	0.21		0.92		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	180,431	0.19		0.92		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	156,032	0.24		0.92		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	102,628	0.27		0.93		0.02
STIC Prime Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.15	117,475	0.26	(c)	0.92	(c)	0.14	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	117,573	0.07		0.94		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	158,011	0.06		0.94		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	98,913	0.11		0.94		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	72,420	0.15		0.95		0.05
Treasury Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	122,822	0.22	(c)	0.90	(c)	0.09	(c)
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	162,054	0.06		0.92		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	162,405	0.04		0.92		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	131,880	0.09		0.93		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	126,917	0.08		0.93		0.02
Government & Agency Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	7,507	0.21	(c)	0.87	(c)	0.12	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	37,168	0.08		0.88		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	41,149	0.06		0.88		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	48,700	0.11		0.89		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	13,558	0.10		0.88		0.03
Government TaxAdvantage Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	2,608	0.17	(c)	1.08	(c)	0.08	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,955	0.00		1.08		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,799	0.02		1.04		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,195	0.06		0.95		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,545	0.07		0.97		0.02
Tax-Free Cash Reserve Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	2,397	0.15	(c)	1.03	(c)	0.07	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	3,624	0.03		1.06		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	3,722	0.04		1.05		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	4,781	0.10		1.05		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	2,750	0.13		1.05		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $71,416, $109,949, $135,081, $13,367, $3,175 and $2,578 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

50                         Short-Term Investments Trust

NOTE 12—Subsequent Event

On July 23, 2014, the SEC amended certain regulations under the 1940 Act (“Amendments”) that govern the operation of registered money market funds. The Amendments, in effect, created three categories of money market funds: institutional funds offered primarily to institutions, retail funds offered primarily to natural persons, and government funds offered to both institutions and natural persons that invest primarily in U.S. government securities. The Board of Trustees of the Funds (the “Board”) approved the changes to the Funds listed below, which will become effective on or before October 12, 2016.

Under the Amendments, Liquid Assets Portfolio and STIC Prime Portfolio, both “institutional” money market funds, are required to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. Liquid Assets Portfolio’s and STIC Prime Portfolio’s floating NAVs will be rounded to four decimal places (e.g., $1.0000).

Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio, all “government” money market funds, and Tax-Free Cash Reserve Portfolio, a “retail” money market fund, will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio are required to invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements collateralized solely by cash and/or U.S. government securities.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio have the ability to impose a liquidity fee of up to 2% on redemptions and/or temporarily suspend redemptions for up to 10 days (“redemption gate”) in the event that weekly liquid assets fall below a designated threshold. The Board has adopted procedures to implement liquidity fees and redemption gates for Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio in this circumstance.

Further, the Board recently approved changes to the Government TaxAdvantage Portfolio’s investment strategies to reposition the Fund as a Treasury-only portfolio, including changing the Fund’s name to “Treasury Obligations Portfolio.” These changes are scheduled to take effect on or about November 4, 2016.

In addition, Liquid Assets Portfolio declared the following dividends from short term capital gains, which was payable to all share classes, subsequent to August 31, 2016:

Declaration Date	Amount per Share	Record Date	Payable Date
September 12, 2016	$0.00036112	September 12, 2016	September 13, 2016
October 7, 2016	$0.00016120	October 7, 2016	October 11, 2016

51                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Personal Investment Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Personal Investment Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trusts”) at August 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of the Personal Investment Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 24, 2016

Houston, Texas

52                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Personal Investment Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.50	$2.36	$1,022.77	$2.39	0.47%
STIC Prime Portfolio	1,000.00	1,001.00	1.56	1,023.58	1.58	0.31
Treasury Portfolio	1,000.00	1,000.50	1.46	1,023.68	1.48	0.29
Government & Agency Portfolio	1,000.00	1,000.60	1.46	1,023.68	1.48	0.29
Government TaxAdvantage Portfolio	1,000.00	1,000.60	0.85	1,024.28	0.87	0.17
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.50	1.26	1,023.88	1.27	0.25

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2016, through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

53                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts). During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the

54                         Short-Term Investments Trust

fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

55                         Short-Term Investments Trust

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted

56                         Short-Term Investments Trust

that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but each fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers

Government Taxadvantage Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco

Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing each Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

57                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2016:

Federal and State Income Tax
	Long-Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	$532	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	—	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	—	0.00%	0.00%	44.50%	0.00%
Government & Agency Portfolio	—	0.00%	0.00%	7.13%	0.00%
Government TaxAdvantage Portfolio	—	0.00%	0.00%	32.82%	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%	0.00%	0.00%	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$75,349	0.00%
STIC Prime Portfolio	944	0.00%
Treasury Portfolio	—	100%
Government & Agency Portfolio	116,517	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

58                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US) Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			147	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent) Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, Invesco Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as Invesco Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			147	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	147	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company); Member of the Audit Committee, Ferroglobe PLC and Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	147	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society, Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	147	Trustee, Evans Scholarship Foundation
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including Nature’s Sunshine Products, Inc.

Formerly: Director, The Boss Group, Ltd. and Reich & Tang Funds (5 portfolios) (registered investment company); Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			147	Director of Nature’s Sunshine Products, Inc.
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	147	None
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University and Director, Arvest Bank	147	Director of Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	147	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	147	None
Raymond Stickel, Jr. — 1944 Trustee	2006	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	147	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor and Executive-in-Residence, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	147	None

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Suzanne H. Woolsey — 1941 Trustee	2014	Retired. Formerly: Chief Executive Officer of Woolsey Partners LLC	147	Director, SunShare LLC; Trustee, Ocean Conservancy; Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses and of Colorado College; Trustee, Chair, Business and Finance Committee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010, Trustee of the Rocky Mountain Institute
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Karen Dunn Kelley — 1960 Senior Vice President	1989

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman and Director, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Senior Vice President, The Invesco Funds

Formerly: Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management DAC (formerly known as INVESCO Global Asset Management Limited) and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco AIM Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-6 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2016

Private Investment Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

    (Renamed Treasury Obligations Portfolio effective November 4, 2016)

Tax-Free Cash Reserve Portfolio

2 Letters to Shareholders

4 Fund Data

5 Fund Objectives and Strategies

6 Fund Composition by Maturity

8 Schedules of Investments

32 Financial Statements

37 Notes to Financial Statements

50 Financial Highlights

52 Auditor’s Report

53 Fund Expenses

54 Approval of Investment Advisory and Sub-Advisory Contracts

58 Tax Information

T-1 Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2016. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued, but at a slightly slower pace than the prior fiscal year. The US economy continued to add jobs, bringing the unemployment rate below 5% while inflation remained subdued.[1] Against this backdrop, the Fed raised the federal funds target rate from a range of zero to 0.25% to a range of 0.25% to 0.50% in December 2015.[2] The quarter-point increase was the first increase in almost a decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slow global growth and the potential impact of Brexit – the decision by UK voters to leave the European Union. These risks, coupled with continued low US inflation, limited the Fed to just the one quarter-point hike over the reporting period.

Short-term yields increased primarily due to the Fed’s increase in the fed funds rate. For example, the 12-month US Treasury bill yielded 0.57% on August 31, 2016, up 22 basis points from a year earlier.[3] (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 51 basis points to 0.84% over the reporting period.[3] However, much of that increase occurred late in the reporting period as money market investors shifted assets from prime money market funds to government money market funds; this resulted in declining demand for Libor-based assets such as certificates of deposit and commercial paper. Looking forward, expectations are that the Fed will raise the federal funds target rate, but at a slower and more methodical pace than the markets thought last year at this time.

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in July of 2014, which were fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. Invesco has been thoughtfully evaluating the impact of money market reform and the impact this reform will have on our investors and our product line. Throughout this process, we have been listening to your questions and working through the concerns that you have articulated to ensure our products continue to meet your needs. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund Data

Private Investment Class data as of 8/31/16
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	10 - 42 days	11 days	17 days	$241.3 million
STIC Prime	7 - 19 days	8 days	8 days	141.1 million
Treasury	29 - 54 days	48 days	97 days	560.0 million
Government & Agency	24 - 54 days	49 days	105 days	340.9 million
Government TaxAdvantage	17 - 58 days	37 days	65 days	6.2 million
Tax-Free Cash Reserve	14 - 38 days	14 days	22 days	24.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Effective on or about October 12, 2016, changes were made to the redemption, shareholder eligibility and pricing procedures for certain of Invesco’s Money Market Funds (“Funds”), in compliance with new regulatory requirements that took effect on October 14, 2016. Pursuant to these requirements, some of the Funds will transact at a floating net asset value and/or be subject to liquidity fees and redemption gates under certain circumstances. Please see the Funds’ current prospectuses, which can be found at invesco.com/prospectus, for descriptions of the current redemption, shareholder eligibility and pricing procedures.

4                         Short-Term Investments Trust

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash and government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

5                         Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/16
	Liquid Assets Portfolio 1-9, 11-13	STIC Prime Portfolio 1-9, 11-13	Treasury Portfolio 2, 4-7, 10-11, 13	Government & Agency Portfolio 2, 4-7, 10-11, 13	Government TaxAdvantage Portfolio 2, 4-7, 11, 13	Tax-Free Cash Reserve Portfolio 1-8, 11-13
1 - 7	64.5%	69.4%	50.4%	37.9%	29.8%	92.6%
8 - 30	12.0	21.4	5.3	14.9	26.7	0.8
31 - 60	10.9	9.2	1.6	5.2	10.9	0.1
61 - 90	11.8	0.0	8.4	6.8	11.0	0.0
91 - 180	0.8	0.0	18.6	18.4	17.5	1.1
181+	0.0	0.0	15.7	16.8	4.1	5.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Liquidity risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
5	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
6	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

6                         Short-Term Investments Trust

7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
8	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatment that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
9	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
10	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
11	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
12	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
13	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

7                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–48.00%
Abbey National Treasury Services PLC	0.42%	09/06/2016	$100,000	$100,000,000
Abbey National Treasury Services PLC	0.43%	09/02/2016	175,000	175,000,000
Australia & New Zealand Banking Group, Ltd.(a)	0.31%	09/01/2016	368,000	368,000,000
Bank of Montreal(a)(b)	0.84%	09/07/2016	100,000	100,000,000
Bank of Montreal(a)(b)	0.84%	11/10/2016	200,000	200,000,000
Bank of Nova Scotia(a)(b)	0.93%	09/30/2016	120,100	120,100,000
Bank of Nova Scotia(a)(b)	0.98%	09/09/2016	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)	0.41%	09/06/2016	100,000	100,000,000
BNP Paribas S.A.(a)	0.30%	09/01/2016	200,000	200,000,000
Canadian Imperial Bank of Commerce(a)	0.30%	09/01/2016	290,000	290,000,000
Canadian Imperial Bank of Commerce(a)	0.90%	09/20/2016	75,000	75,000,000
Canadian Imperial Bank of Commerce(a)	0.93%	11/21/2016	90,000	90,000,000
Citibank, N.A.	0.53%	09/02/2016	45,000	45,000,000
Credit Industriel et Commercial(a)	0.38%	09/07/2016	70,000	70,000,000
Dexia Credit Local S.A.(a)(b)	0.86%	09/13/2016	100,000	100,000,000
Dexia Credit Local S.A.(a)	0.87%	11/14/2016	90,000	90,000,000
DNB Bank ASA(a)	0.30%	09/01/2016	478,478	478,477,949
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	0.75%	09/06/2016	50,000	50,000,827
HSBC Bank PLC(a)(b)(c)	0.97%	11/17/2016	107,000	107,000,000
KBC Bank N.V.(a)	0.41%	09/07/2016	100,000	100,000,000
KBC Bank N.V.(a)	0.42%	09/01/2016	100,000	100,000,000
Royal Bank of Canada(a)(b)	0.81%	10/03/2016	300,000	300,000,000
Skandinaviska Enskilda Banken AB(a)	0.30%	09/01/2016	580,000	580,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.42%	09/06/2016	100,000	100,000,000
Svenska Handelsbanken AB(a)	0.30%	09/01/2016	500,000	500,000,000
Svenska Handelsbanken AB(a)(b)	0.84%	09/19/2016	100,000	100,000,000
Swedbank AB(a)	0.30%	09/01/2016	350,000	350,000,000
Swedbank AB(a)	0.39%	09/06/2016	145,000	145,000,000
Swedbank AB(a)	0.39%	09/07/2016	80,000	80,000,000
Toronto-Dominion Bank (The)(a)(b)	0.87%	11/07/2016	77,000	77,000,000
UBS AG(a)(b)	0.93%	12/13/2016	95,000	95,000,000
Total Certificates of Deposit (Cost $5,385,578,776)				5,385,578,776

Commercial Paper–24.47%(d)
Asset-Backed Securities — Consumer Receivables–0.80%
Old Line Funding, LLC(c)	0.74%	09/16/2016	90,000	89,972,250

Asset-Backed Securities — Fully Supported–2.72%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(a)(c)	0.55%	10/03/2016	25,000	24,985,556
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(a)(c)	0.65%	09/06/2016	50,000	49,996,180
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	0.66%	09/12/2016	50,000	49,989,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)	0.69%	10/12/2016	115,000	115,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)	0.84%	10/12/2016	64,750	64,750,000
				304,721,653

Asset-Backed Securities — Fully Supported Bank–6.65%
Alpine Securitization Ltd. (CEP–Credit Suisse AG)(a)(c)	0.55%	09/08/2016	65,000	64,993,049
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.43%	09/06/2016	100,000	99,994,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Anglesea Funding LLC (Multi–CEP’s)(a)(b)(c)	0.76%	10/03/2016	$135,000	$135,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(a)	0.58%	09/02/2016	34,300	34,299,447
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.87%	09/12/2016	75,000	74,980,062
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.88%	11/10/2016	60,000	59,897,333
Halkin Finance LLC (Multi–CEP’s)(a)(c)	0.60%	09/06/2016	50,000	49,995,833
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.66%	09/01/2016	30,000	30,000,000
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.67%	09/01/2016	26,600	26,600,000
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.86%	11/16/2016	50,000	49,909,222
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.61%	09/08/2016	25,000	24,997,035
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.54%	09/08/2016	35,000	34,996,325
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.58%	09/12/2016	50,000	49,991,139
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.60%	09/09/2016	10,000	9,998,667
				745,652,140

Asset-Backed Securities — Multi-Purpose–0.89%
Versailles Commercial Paper LLC(b)(c)	0.66%	10/14/2016	100,000	100,000,000

Diversified Banks–11.67%
BNP Paribas S.A.(a)	0.41%	09/06/2016	100,000	99,994,306
BNP Paribas S.A.(a)	0.41%	09/07/2016	130,000	129,991,117
Dexia Credit Local S.A.(a)	0.65%	09/12/2016	102,450	102,429,652
DNB Bank ASA(a)(c)	0.88%	09/12/2016	75,000	74,979,833
ING (US) Funding LLC(a)	0.70%	09/08/2016	37,325	37,319,920
ING (US) Funding LLC(a)	0.70%	09/09/2016	125,000	124,980,556
Mizuho Bank, Ltd.(a)(c)	0.41%	09/06/2016	100,000	99,994,306
Societe Generale S.A.(a)	0.29%	09/01/2016	500,000	500,000,000
Sumitomo Mitsui Banking Corp.(a)(c)	0.67%	09/01/2016	140,000	140,000,000
				1,309,689,690

Other Diversified Financial Services–0.76%
Nationwide Building Society(a)(c)	0.73%	09/15/2016	85,000	84,975,869

Regional Banks–0.76%
HSBC Bank PLC(a)(b)	0.90%	09/06/2016	85,000	85,000,000

Specialized Finance–0.22%
CDP Financial Inc.(a)(c)	0.55%	09/08/2016	25,000	24,997,326
Total Commercial Paper (Cost $2,745,008,928)				2,745,008,928

Medium-Term Notes–5.43%
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes(b)	0.76%	10/19/2016	235,000	235,000,000
Unsec. Medium-Term Floating Rate Notes(b)	0.82%	10/29/2016	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(a)(b)(c)	0.91%	11/04/2016	150,000	150,000,000
Total Medium-Term Notes (Cost $610,000,000)				610,000,000

Variable Rate Demand Notes–5.07%(e)
Credit Enhanced–4.99%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.51%	06/01/2029	2,535	2,535,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.62%	12/01/2028	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Blair (County of), Pennsylvania Industrial Development Authority (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	10/01/2028	$39,900	$39,900,000
California (State of) Statewide Communities Development Authority (Birchcrest Apartments); Series 2001 S, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.76%	08/01/2032	1,500	1,500,000
California (State of); Series 2003 C-4, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.56%	05/01/2033	11,140	11,140,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.49%	07/01/2038	4,685	4,685,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.56%	09/01/2033	18,684	18,684,000
District of Columbia (Pew Charitable Trusts (The)); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	04/01/2038	70,000	70,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.57%	03/01/2030	3,272	3,272,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	06/01/2037	5,318	5,318,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(f)	0.65%	08/01/2027	1,000	1,000,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.63%	12/01/2028	8,500	8,500,000
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	02/01/2040	19,500	19,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(f)	0.59%	02/01/2042	10,800	10,800,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage Network); Series 2006, VRD RB (LOC–US Bank, N.A.)(f)	0.59%	05/01/2036	2,330	2,330,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–US Bank, N.A.)(f)	0.59%	10/01/2033	3,901	3,901,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	09/01/2048	20,435	20,435,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 & 240); Series 1993, VRD Special Assessment RB (LOC–U.S.Bank, N.A.)(f)	0.50%	04/01/2033	7,000	7,000,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(c)(f)	0.59%	04/01/2047	43,600	43,600,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	0.56%	05/01/2037	19,980	19,980,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.58%	10/01/2042	1,500	1,500,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.57%	07/01/2038	9,000	9,000,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.60%	07/15/2036	3,965	3,965,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(f)	0.58%	11/01/2044	30,000	30,000,000
New York (State of) Housing Finance Agency (625 West 57th Street Housing); Series 2015 A-1, VRD RB (LOC–Bank of New York Mellon (The))(f)	0.57%	05/01/2049	69,050	69,050,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.57%	11/01/2041	9,500	9,500,000
New York City Housing Development Corp. (Crest (The)); Series 2005 A, VRD MFH RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(f)	0.65%	12/01/2036	16,730	16,730,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.58%	08/01/2034	10,433	10,433,000
Philadelphia School District; Series 2016 C, Ref. VRD Limited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.58%	09/01/2030	32,259	32,259,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.56%	07/01/2040	1,970	1,970,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	04/01/2026	$1,193	$1,193,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	07/01/2037	29,872	29,872,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.60%	06/15/2031	1,945	1,945,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.66%	06/01/2041	6,990	6,990,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.58%	11/15/2043	14,950	14,950,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.66%	09/15/2036	4,375	4,375,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.59%	07/01/2027	5,884	5,884,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	08/15/2034	14,500	14,500,000
				560,196,000

Other Variable Rate Demand Notes–0.08%
Federal Home Loan Mortgage Corp.; Series M028, Class A, VRD MFH Ctfs.	0.65%	09/15/2024	8,425	8,425,000
Total Variable Rate Demand Notes (Cost $568,621,000)				568,621,000

U.S. Treasury Bills–1.96%(d)
U.S. Treasury Bills (Cost $219,771,444)	0.45%	11/25/2016	220,000	219,771,444
TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.93% (Cost $9,528,980,148)				9,528,980,148

			Repurchase Amount
Repurchase Agreements–15.45%(g)
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $600,006,167 (collateralized by a U.S. Treasury obligation valued at $611,526,891; 0.13%, 04/15/2020)	0.37%	09/01/2016	600,006,167	600,000,000
Citigroup Global Markets Inc., term agreement dated 04/11/2016, maturing value of $60,000,000 (collateralized by domestic and foreign non-agency asset-backed securities valued at $66,000,001; 0%-5.06%, 09/25/2034-12/26/2050)(b)	1.00%	12/02/2016	60,000,000	60,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2016, maturing value of $100,011,667 (collateralized by domestic and foreign agency mortgage-backed securities valued at $110,000,935; 0%-9.86%, 11/26/2035-02/25/2056)(a)(h)	0.60%	09/07/2016	100,011,667	100,000,000
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $10,000,147 (collateralized by a domestic corporate obligation valued at $10,500,782; 2.70%, 05/13/2022)(a)	0.53%	09/01/2016	10,000,147	10,000,000
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $10,002,256 (collateralized by domestic corporate obligations valued at $10,502,355; 2.40%-3.75%, 08/08/2026-02/12/2045)(a)	0.58%	09/07/2016	10,002,256	10,000,000
ING Financial Markets, LLC, term agreement dated 08/29/2016, maturing value of $30,003,467 (collateralized by domestic and foreign corporate obligations valued at $31,502,179; 2.00%-5.88%, 10/19/2016-02/23/2046)(a)	0.52%	09/06/2016	30,003,467	30,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	375,826,634	375,823,293
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/31/2016, maturing value of $250,230,903 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securities and a foreign corporate obligation valued at $267,421,524; 0%-16.76%, 07/28/2020-08/25/2055)(b)	0.95%	10/05/2016	250,230,903	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., term agreement dated 08/01/2016, maturing value of $98,113,190 (collateralized by domestic agency mortgage-backed securities valued at $99,960,000; 0%-6.18%, 12/25/2033-07/25/2046)(a)(h)	0.66%	10/03/2016	$98,113,190	$98,000,000
Societe Generale, agreement dated 08/31/2016, maturing value of $100,000,011 (collateralized by a U.S. Treasury obligation valued at $102,033,328; 0.14%, 05/31/2021)	0.38%	09/01/2016	100,000,011	99,998,955
Wells Fargo Securities, LLC, agreement dated 08/31/2016, maturing value of $100,001,111 (collateralized by domestic corporate obligations valued at $105,000,000; 0%, 09/01/2016-09/07/2016)	0.40%	09/01/2016	100,001,111	100,000,000
Total Repurchase Agreements (Cost $1,733,822,248)				1,733,822,248
TOTAL INVESTMENTS(i)(j)–100.38% (Cost $11,262,802,396)				11,262,802,396
OTHER ASSETS LESS LIABILITIES–(0.38)%				(42,872,718)
NET ASSETS–100.00%				$11,219,929,678

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 15.6%; Canada: 13.6%; France: 11.9%; Japan: 5.2%; other countries less than 5% each: 24.8%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $1,706,229,013, which represented 15.21% of the Fund’s Net Assets.
(d)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
BNP Paribas S.A.	5.4%
Svenska Handelsbanken AB	5.3
Skandinaviska Enskilda Banken AB	5.2
Swedbank AB	5.1
Societe Generale S.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–38.84%
Abbey National Treasury Services PLC	0.43%	09/02/2016	$25,000	$25,000,000
Australia & New Zealand Banking Group, Ltd.(a)	0.31%	09/01/2016	100,000	100,000,000
BNP Paribas S.A.(a)	0.30%	09/01/2016	75,000	75,000,000
Canadian Imperial Bank of Commerce(a)	0.30%	09/01/2016	75,000	75,000,000
Citibank, N.A.	0.53%	09/02/2016	30,000	30,000,000
DNB Bank ASA(a)	0.30%	09/01/2016	60,000	60,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	0.55%	09/12/2016	50,000	50,000,000
Lloyds Bank PLC(a)	0.30%	09/01/2016	50,000	50,000,000
Skandinaviska Enskilda Banken AB(a)	0.30%	09/01/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.58%	09/01/2016	40,000	40,000,000
Svenska Handelsbanken AB(a)	0.30%	09/01/2016	50,000	50,000,000
Svenska Handelsbanken AB(a)	0.53%	09/16/2016	50,000	50,000,104
Swedbank AB(a)	0.30%	09/01/2016	100,000	100,000,000
Total Certificates of Deposit (Cost $805,000,104)				805,000,104

Commercial Paper–31.96%(b)
Asset-Backed Securities — Fully Supported–2.17%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.56%	09/09/2016	20,000	19,997,511
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	0.58%	09/06/2016	25,000	24,997,986
				44,995,497

Asset-Backed Securities — Fully Supported Bank–16.45%
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.61%	09/06/2016	25,000	24,997,882
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.59%	09/02/2016	15,000	14,999,754
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.76%	10/05/2016	30,000	29,978,467
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.60%	09/07/2016	10,000	9,999,000
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(a)	0.70%	10/03/2016	30,000	29,981,333
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(a)	0.58%	09/02/2016	15,000	14,999,758
Cedar Springs Capital Co. LLC (CEP–UBS AG)(a)(c)	0.57%	09/15/2016	50,000	49,988,917
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.67%	09/02/2016	45,000	44,999,162
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.61%	10/07/2016	20,000	19,987,800
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.61%	09/08/2016	15,000	14,998,221
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.60%	09/09/2016	66,000	65,991,200
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.58%	09/12/2016	20,000	19,996,456
				340,917,950

Asset-Backed Securities — Multi–Purpose–2.41%
Nieuw Amsterdam Receivables Corp.(a)(c)	0.63%	10/07/2016	50,000	49,968,500

Diversified Banks–8.30%
Bank of Nova Scotia(a)(c)	0.60%	09/19/2016	40,000	39,988,000
BNP Paribas S.A.(a)	0.51%	09/02/2016	25,000	24,999,646
DNB Bank ASA(a)(c)	0.54%	10/03/2016	40,000	39,980,800
NRW Bank(a)(c)	0.55%	09/19/2016	30,000	29,991,750
NRW Bank(a)(c)	0.61%	09/26/2016	37,000	36,984,326
				171,944,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–2.63%
CDP Financial Inc.(a)(c)	0.48%	09/08/2016	$46,000	$45,995,707
CDP Financial Inc.(a)(c)	0.55%	09/08/2016	8,000	8,499,091
				54,494,798
Total Commercial Paper (Cost $662,321,267)				662,321,267

Variable Rate Demand Notes–12.48%(d)
Credit Enhanced–12.48%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.51%	06/01/2029	1,935	1,935,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.78%	09/01/2019	2,373	2,373,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.62%	12/01/2028	5,510	5,510,000
Blair (County of), Pennsylvania Industrial Development Authority (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	10/01/2028	15,000	15,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	06/01/2037	6,000	6,000,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, MFH VRD RB (LOC–Citibank, N.A.)(e)	0.63%	10/01/2039	10,380	10,380,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.56%	09/01/2033	4,190	4,190,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.67%	04/01/2024	164	164,000
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.64%	06/15/2025	3,975	3,975,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.60%	05/01/2036	7,140	7,140,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.58%	11/01/2030	1,104	1,104,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(e)	0.57%	11/01/2024	4,715	4,715,000
Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.59%	06/01/2048	3,822	3,822,000
Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.57%	02/15/2042	4,829	4,829,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	01/01/2038	2,665	2,665,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.59%	05/01/2036	305	305,000
Illinois (State of) Finance Authority (Waste Management, Inc.); Series 2003, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.65%	09/01/2027	5,000	5,000,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 and 240); Series 1993, VRD Special Assessment RB (LOC–U.S. Bank, N.A.)(e)	0.50%	04/01/2033	13,400	13,400,000
Jets Stadium Development, LLC; Series 2007 A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(c)(e)	0.59%	04/01/2047	59,200	59,200,000
Loudoun (County of), Virginia Industrial Development Authority (Loudoun County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	03/01/2038	2,658	2,658,000
Louisa (County of), Virginia Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	10/01/2030	634	634,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(c)(e)	0.54%	01/01/2033	5,535	5,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.60%	07/01/2028	725	725,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(e)	0.58%	11/01/2044	10,900	10,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.63%	11/01/2044	$3,400	$3,400,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.63%	11/01/2046	12,911	12,911,000
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	03/01/2031	7,233	7,233,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)	0.58%	06/01/2025	10,710	10,710,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.58%	08/01/2034	7,311	7,311,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.57%	07/01/2032	1,048	1,048,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.58%	05/01/2032	2,152	2,152,000
Philadelphia School District; Series 2016 C, Ref. VRD Limited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.58%	09/01/2030	5,496	5,496,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	04/01/2026	519	519,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	07/01/2037	2,250	2,250,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	03/01/2028	2,702	2,702,000
Southfield Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	10/01/2031	809	809,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.59%	10/01/2033	3,241	3,241,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.60%	05/01/2042	11,298	11,298,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.59%	07/15/2031	1,750	1,750,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(e)	0.59%	07/01/2027	3,106	3,106,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	08/15/2034	10,608	10,608,000
Total Variable Rate Demand Notes (Cost $258,703,000)				258,703,000

U.S. Government Sponsored Agency Securities–1.23%
Overseas Private Investment Corp. (OPIC)–1.23%(d)
Unsec. Gtd. VRD COP	0.43%	05/15/2030	11,596	11,596,000
Unsec. Gtd. VRD COP	0.58%	09/15/2022	10,000	10,000,000
Unsec. Gtd. VRD COP	0.58%	09/20/2022	4,000	4,000,000
Total U.S. Government Sponsored Agency Securities (Cost $25,596,000)				25,596,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.51% (Cost $1,751,620,371)				1,751,620,371

			Repurchase Amount
Repurchase Agreements–15.48%(f)
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2016, maturing value of $80,009,333 (collateralized by domestic agency mortgage-backed securities valued at $84,000,275; 0%-14.72%, 10/27/2034-11/25/2057)(a)(g)	0.60%	09/07/2016	80,009,333	80,000,000
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $75,001,104 (collateralized by domestic and foreign corporate obligations valued at $79,467,518; 1.72%-8.40%, 06/24/2018-11/15/2045)(a)	0.53%	09/01/2016	75,001,104	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 08/29/2016, maturing value of $15,001,733 (collateralized by domestic corporate obligations valued at $16,503,190; 2.40%-3.70%, 05/13/2022-08/08/2046)(a)	0.52%	09/06/2016	$15,001,733	$15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	25,474,985	25,474,759
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/31/2016, maturing value of $20,268,703 (collateralized by a domestic non-agency mortgage-backed security valued at $22,275,000; 0%, 08/10/2045)	0.95%	10/05/2016	20,268,703	20,250,000
RBC Capital Markets Corp., term agreement dated 08/01/2016, maturing value $105,121,275 (collateralized by domestic agency asset-backed securities valued at $107,100,000; 0%-6.74%, 03/15/2028-07/20/2046)(a)(g)	0.66%	10/03/2016	105,121,275	105,000,000
Total Repurchase Agreements (Cost $320,724,759)				320,724,759
TOTAL INVESTMENTS(h)(i)–99.99% (Cost $2,072,345,130)				2,072,345,130
OTHER ASSETS LESS LIABILITIES–0.01%				278,832
NET ASSETS–100.00%				$2,072,623,962

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi–Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 14.5%; Canada: 14.4%; Netherlands: 10.1%; France: 9.2%; Japan: 8.9%; Germany: 7.4%; Switzerland: 6.3%; other countries less than 5% each: 14.2%.
(b)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”).The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $632,077,544, which represented 30.50% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–46.78%
U.S. Treasury Bills–27.08%(a)
U.S. Treasury Bills	0.48%	09/08/2016	$300,000	$299,972,292
U.S. Treasury Bills	0.49%	09/15/2016	150,000	149,971,708
U.S. Treasury Bills	0.51%	09/15/2016	200,000	199,960,722
U.S. Treasury Bills	0.48%	09/29/2016	400,000	399,852,222
U.S. Treasury Bills	0.33%	10/20/2016	200,000	199,912,481
U.S. Treasury Bills	0.39%	11/10/2016	914	913,525
U.S. Treasury Bills	0.40%	11/17/2016	141,000	140,880,875
U.S. Treasury Bills	0.31%	11/25/2016	400,000	399,711,000
U.S. Treasury Bills	0.45%	11/25/2016	158,000	157,835,855
U.S. Treasury Bills	0.46%	11/25/2016	250,000	249,734,375
U.S. Treasury Bills	0.32%	12/01/2016	300,000	299,761,125
U.S. Treasury Bills	0.33%	12/01/2016	450,000	449,629,174
U.S. Treasury Bills	0.34%	12/01/2016	400,000	399,661,276
U.S. Treasury Bills	0.49%	12/01/2016	200,000	199,757,333
U.S. Treasury Bills	0.40%	01/12/2017	200,000	199,705,922
U.S. Treasury Bills	0.42%	01/19/2017	200,000	199,677,222
U.S. Treasury Bills	0.43%	01/19/2017	200,000	199,668,666
U.S. Treasury Bills	0.44%	01/26/2017	200,000	199,648,833
U.S. Treasury Bills	0.40%	02/02/2017	195,000	194,670,505
U.S. Treasury Bills	0.42%	02/09/2017	150,000	149,724,958
U.S. Treasury Bills	0.44%	02/16/2017	171,000	170,652,870
U.S. Treasury Bills	0.45%	02/16/2017	234,000	233,514,061
U.S. Treasury Bills	0.45%	02/23/2017	150,000	149,676,979
U.S. Treasury Bills	0.46%	02/23/2017	402,000	401,120,625
U.S. Treasury Bills	0.59%	04/27/2017	124,000	123,528,218
U.S. Treasury Bills	0.57%	06/22/2017	200,000	199,085,333
U.S. Treasury Bills	0.55%	07/20/2017	48,000	47,766,013
U.S. Treasury Bills	0.57%	07/20/2017	152,000	151,242,727
				6,167,236,895

U.S. Treasury Notes–19.70%
U.S. Treasury Floating Rate Notes(b)	0.50%	10/31/2017	706,250	706,054,380
U.S. Treasury Floating Rate Notes(b)	0.61%	01/31/2018	300,000	300,160,479
U.S. Treasury Floating Rate Notes(b)	0.53%	04/30/2018	664,000	664,091,065
U.S. Treasury Floating Rate Notes(b)	0.51%	07/31/2018	445,240	445,284,285
U.S. Treasury Notes	1.00%	09/30/2016	150,000	150,055,611
U.S. Treasury Notes	3.13%	10/31/2016	152,492	153,142,665
U.S. Treasury Notes	4.63%	11/15/2016	350,000	353,023,406
U.S. Treasury Notes	0.50%	11/30/2016	100,000	100,017,911
U.S. Treasury Notes	2.75%	11/30/2016	150,000	150,804,893
U.S. Treasury Notes	0.88%	01/31/2017	200,000	200,280,423
U.S. Treasury Notes	0.63%	02/15/2017	100,000	100,052,663
U.S. Treasury Notes	4.63%	02/15/2017	225,000	229,206,093
U.S. Treasury Notes	0.50%	02/28/2017	100,000	99,962,854
U.S. Treasury Notes	0.88%	02/28/2017	50,000	50,084,753
U.S. Treasury Notes	3.00%	02/28/2017	50,000	50,608,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Notes	0.50%	04/30/2017	$176,000	$175,980,117
U.S. Treasury Notes	0.88%	04/30/2017	150,000	150,356,964
U.S. Treasury Notes	2.75%	05/31/2017	200,000	203,258,333
U.S. Treasury Notes	2.50%	06/30/2017	200,000	203,122,584
				4,485,547,486
Total U.S. Treasury Securities (Cost $10,652,784,381)				10,652,784,381
TOTAL INVESTMENTS (excluding Repurchase Agreements)–46.78% (Cost $10,652,784,381)				10,652,784,381

			Repurchase Amount
Repurchase Agreements–58.35%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2016, maturing value of $350,003,208 (collateralized by U.S. Treasury obligations valued at $357,000,033; 1.50%-5.38%, 12/31/2018-11/15/2045)	0.33%	09/01/2016	350,003,208	350,000,000
Bank of Montreal, term agreement dated 08/04/2016, maturing value of $250,250,347 (collateralized by U.S. Treasury obligations valued at $255,000,094; 0.36%-8.75%, 07/31/2017-05/15/2046)(d)	0.35%	11/15/2016	250,250,347	250,000,000
Bank of Nova Scotia, agreement dated 08/31/2016, maturing value of $50,000,444 (collateralized by a U.S. Treasury obligation valued at $51,000,052; 0.88%, 06/15/2017)	0.32%	09/01/2016	50,000,444	50,000,000
Bank of Nova Scotia, agreement dated 08/31/2016, maturing value of $500,004,444 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13%-8.88%, 09/30/2016-05/15/2046)	0.32%	09/01/2016	500,004,444	500,000,000
Bank of Nova Scotia, term agreement dated 06/07/2016, maturing value of $160,165,822 (collateralized by U.S. Treasury obligations valued at $163,200,100; 0.13%-6.25%, 01/15/2017-05/15/2038)(d)	0.41%	09/06/2016	160,165,822	160,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $1,930,019,836 (collateralized by U.S. Treasury obligations valued at $1,969,920,445; 0.13%-1.38%, 01/15/2021-02/15/2044)	0.37%	09/01/2016	1,930,019,836	1,930,000,000
BNP Paribas Securities Corp., term agreement dated 08/29/2016, maturing value of $235,018,800 (collateralized by U.S. Treasury obligations valued at $239,596,184; 1.38%, 05/31/2021)(d)	0.36%	09/06/2016	235,018,800	235,000,000
CIBC World Markets Corp., agreement dated 08/31/2016, maturing value of $1,100,009,472 (collateralized by U.S. Treasury obligations valued at $1,122,001,293; 0.08%-9.00%, 09/15/2016-02/15/2046)	0.31%	09/01/2016	1,100,009,472	1,100,000,000
Citigroup Global Markets Inc., agreement dated 08/31/2016, maturing value of $400,003,556 (collateralized by U.S. Treasury obligations valued at $408,000,049; 1.75%-2.75%, 12/31/2017-11/15/2020)	0.32%	09/01/2016	400,003,556	400,000,000
Citigroup Global Markets Inc., term agreement dated 08/25/2016, maturing value of $700,042,194 (collateralized by U.S. Treasury obligations valued at $714,000,005; 0%-5.25%, 07/31/2020-05/16/2046)(d)	0.31%	09/01/2016	700,042,194	700,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $100,000,861 (collateralized by a U.S. Treasury obligation valued at $102,000,005; 1.75%, 02/28/2022)	0.31%	09/01/2016	100,000,861	100,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $500,004,306 (collateralized by a U.S. Treasury obligation valued at $510,000,073; 2.38%, 01/15/2017)	0.31%	09/01/2016	500,004,306	500,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 08/25/2016, maturing value of $250,015,069 (collateralized by U.S. Treasury obligations valued at $255,000,095; 0.13%-2.75%, 01/15/2022-11/15/2023)(d)	0.31%	09/01/2016	250,015,069	250,000,000
Credit Suisse Securities (USA) LLC, agreement dated 08/31/2016, maturing value of $500,004,444 (collateralized by U.S. Treasury obligations valued at $510,003,220; 0.75%-3.88%, 01/15/2027-02/15/2042)	0.32%	09/01/2016	500,004,444	500,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $150,001,727 (collateralized by U.S. Treasury obligations valued at $152,836,142; 1.13%, 01/15/2021)	0.40%	09/01/2016	150,001,727	150,000,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $540,737,557 (collateralized by U.S. Treasury obligations valued at $551,706,428; 0.13%, 04/15/2021)	0.36%	09/01/2016	$540,737,557	$540,732,150
J.P. Morgan Securities Inc., agreement dated 08/31/2016, maturing value of $250,002,222 (collateralized by U.S. Treasury obligations valued at $255,000,994; 1.38%-1.63%, 02/29/2020-11/30/2020)	0.32%	09/01/2016	250,002,222	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	123,576,647	123,575,549
Mitsubishi UFJ Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $200,001,556 (collateralized by U.S. Treasury obligations valued at $204,000,001; 0%-5.38%, 09/29/2016-05/15/2046)	0.28%	09/01/2016	200,001,556	200,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2016, maturing value of $261,197,257 (collateralized by U.S. Treasury obligations valued at $266,416,240; 0%, 11/15/2027-08/15/2037)	0.38%	09/01/2016	261,197,257	261,194,500
RBC Capital Markets LLC, term agreement dated 08/29/2016, maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,048; 0%-8.88%, 09/01/2016-02/15/2045)(b)(d)	0.34%	11/28/2016	500,000,000	500,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $415,027,938 (collateralized by U.S. Treasury obligations valued at $423,156,488; 2.38%, 08/15/2024)(d)	0.40%	09/01/2016	415,027,938	414,995,661
Societe Generale, agreement dated 08/31/2016, maturing value of $249,997,496 (collateralized by U.S. Treasury obligations valued at $254,946,550; 2.25%, 11/15/2024)	0.38%	09/01/2016	249,997,496	249,994,857
Societe Generale, agreement dated 08/31/2016, maturing value of $820,004,056 (collateralized by U.S. Treasury obligations valued at $836,677,342; 1.38%, 05/31/2021)	0.38%	09/01/2016	820,004,056	819,995,400
Societe Generale, open agreement dated 07/13/2016 (collateralized by U.S. Treasury obligations valued at $1,122,000,050; 0.13%-8.75%, 02/15/2017-11/15/2045)(b)(e)	0.28%	—	—	1,100,000,000
TD Securities (USA) LLC, agreement dated 08/31/2016, maturing value of $300,002,667 (collateralized by U.S. Treasury obligations valued at $306,000,031; 0.13%-7.88%, 09/15/2016-11/15/2045)	0.32%	09/01/2016	300,002,667	300,000,000
Wells Fargo Bank, N.A., agreement dated 08/31/2016, maturing value of $425,003,778 (collateralized by U.S. Treasury obligations valued at $433,500,029; 0.88%-1.38%, 10/15/2017-10/31/2020)	0.32%	09/01/2016	425,003,778	425,000,000
Wells Fargo Bank, N.A., term agreement dated 08/02/2016, maturing value of $200,207,278 (collateralized by U.S. Treasury obligations valued at $204,000,090; 1.25%-1.63%, 12/31/2019-07/31/2020)	0.41%	11/01/2016	200,207,278	200,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2016, maturing value of $325,002,889 (collateralized by U.S. Treasury obligations valued at $331,500,069; 0.13%-3.88%, 04/15/2017-02/15/2046)	0.32%	09/01/2016	325,002,889	325,000,000
Wells Fargo Securities, LLC, term agreement dated 07/08/2016, maturing value of $160,160,000 (collateralized by U.S. Treasury obligations valued at $163,200,063; 3.00%-3.13%, 02/15/2042-11/15/2045)	0.40%	10/06/2016	160,160,000	160,000,000
Wells Fargo Securities, LLC, term agreement dated 08/08/2016, maturing value of $240,248,733 (collateralized by U.S. Treasury obligations valued at $244,800,012; 3.00%, 05/15/2042-11/15/2045)	0.41%	11/07/2016	240,248,733	240,000,000
Total repurchase Agreements (Cost $13,285,488,177)				13,285,488,177
TOTAL INVESTMENTS(f)–105.13% (Cost $23,938,272,558)				23,938,272,558
OTHER ASSETS LESS LIABILITIES–(5.13)%				(1,168,225,703)
NET ASSETS–100.00%				$22,770,046,855

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–37.51%
Federal Farm Credit Bank (FFCB)–3.87%
Disc. Notes(a)	0.52%	12/21/2016	$25,000	$24,959,917
Disc. Notes(a)	0.57%	03/20/2017	19,000	18,939,833
Unsec. Bonds(b)	0.52%	05/30/2017	45,000	44,996,137
Unsec. Bonds(b)	0.54%	06/20/2017	39,325	39,298,277
Unsec. Bonds(b)	0.53%	07/06/2017	70,000	69,984,938
Unsec. Bonds(b)	0.54%	07/14/2017	14,000	14,002,411
Unsec. Bonds(b)	0.66%	07/21/2017	45,000	44,999,938
Unsec. Bonds(b)	0.55%	07/25/2017	35,600	35,615,373
Unsec. Bonds(b)	0.50%	08/21/2017	22,000	21,988,085
Unsec. Bonds(b)	0.56%	08/29/2017	4,625	4,625,011
Unsec. Bonds(b)	0.56%	11/13/2017	8,000	7,990,795
Unsec. Bonds(b)	0.54%	12/27/2017	30,000	29,948,271
Unsec. Bonds(b)	0.54%	01/17/2018	10,000	9,992,377
Unsec. Bonds(b)	0.58%	02/09/2018	25,000	25,003,618
Unsec. Bonds(b)	0.55%	02/26/2018	50,000	49,977,986
Unsec. Bonds(b)	0.63%	03/21/2018	20,000	20,014,232
				462,337,199

Federal Home Loan Bank (FHLB)–23.12%
Unsec. Bonds	0.56%	01/20/2017	60,000	59,997,740
Unsec. Bonds	0.54%	01/25/2017	49,000	48,992,198
Unsec. Bonds	0.54%	01/25/2017	48,000	47,988,511
Unsec. Bonds	0.54%	01/26/2017	20,000	19,995,936
Unsec. Bonds(b)	0.54%	02/27/2017	25,000	25,000,000
Unsec. Bonds	0.88%	03/10/2017	13,155	13,178,995
Unsec. Bonds	0.55%	03/21/2017	52,630	52,639,816
Unsec. Bonds	0.60%	05/19/2017	62,000	62,000,000
Unsec. Bonds	0.60%	05/23/2017	73,000	72,997,176
Unsec. Bonds(b)	0.50%	08/18/2017	73,500	73,464,338
Unsec. Bonds(b)	0.68%	10/30/2017	199,700	199,682,374
Unsec. Bonds(b)	0.57%	11/15/2017	40,000	40,000,000
Unsec. Bonds(b)	0.56%	11/17/2017	25,000	25,000,000
Unsec. Bonds(b)	0.58%	02/16/2018	45,000	45,000,000
Unsec. Disc. Notes(a)	0.07%	09/01/2016	5,000	5,000,000
Unsec. Disc. Notes(a)	0.50%	09/23/2016	85,000	84,974,028
Unsec. Disc. Notes(a)	0.51%	09/23/2016	43,100	43,086,699
Unsec. Disc. Notes(a)	0.48%	10/14/2016	250,850	250,705,269
Unsec. Disc. Notes(a)	0.46%	10/19/2016	11,000	10,993,297
Unsec. Disc. Notes(a)	0.46%	10/21/2016	75,000	74,952,708
Unsec. Disc. Notes(a)	0.52%	10/24/2016	52,000	51,960,191
Unsec. Disc. Notes(a)	0.55%	11/18/2016	100,000	99,881,267
Unsec. Disc. Notes(a)	0.34%	11/23/2016	115,000	114,909,853
Unsec. Disc. Notes(a)	0.35%	11/25/2016	400,000	399,671,805
Unsec. Disc. Notes(a)	0.44%	01/06/2017	100,000	99,846,541
Unsec. Disc. Notes(a)	0.48%	02/22/2017	147,000	146,661,803
Unsec. Global Bonds(b)	0.46%	01/17/2017	80,000	79,957,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Global Bonds(b)	0.61%	01/23/2017	$50,000	$50,000,000
Unsec. Global Bonds(b)	0.53%	04/21/2017	10,000	9,997,136
Unsec. Global Bonds	1.00%	06/21/2017	30,380	30,472,609
Unsec. Global Bonds(b)	0.52%	08/15/2017	50,000	50,000,000
Unsec. Global Bonds(b)	0.55%	09/06/2017	25,000	25,000,288
Unsec. Global Bonds(b)	0.72%	11/15/2017	60,000	59,977,692
Unsec. Global Bonds(b)	0.57%	12/07/2017	22,000	21,997,503
Unsec. Global Bonds(b)	0.63%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds(b)	0.67%	02/26/2018	185,000	185,000,000
				2,760,983,377

Federal Home Loan Mortgage Corp. (FHLMC)–5.49%
Unsec. Disc. Notes(a)	0.49%	09/23/2016	90,000	89,973,172
Unsec. Disc. Notes(a)	0.40%	01/04/2017	80,000	79,888,889
Unsec. Disc. Notes(a)	0.41%	01/06/2017	205,000	204,703,491
Unsec. Disc. Notes(a)	0.42%	01/09/2017	45,000	44,931,750
Unsec. Global Notes(b)	0.51%	01/13/2017	10,000	10,001,689
Unsec. Global Notes	0.50%	01/27/2017	26,111	26,112,677
Unsec. Global Notes	5.00%	02/16/2017	35,000	35,715,910
Unsec. Global Notes(b)	0.52%	04/20/2017	30,000	29,997,096
Unsec. Global Notes(b)	0.56%	04/27/2017	14,000	13,994,969
Unsec. Global Notes(b)	0.64%	07/21/2017	20,000	19,998,179
Unsec. Global Notes(b)	0.63%	01/08/2018	100,000	100,000,000
				655,317,822

Federal National Mortgage Association (FNMA)–2.53%
Unsec. Global Notes	1.13%	04/27/2017	42,863	43,023,093
Unsec. Global Notes	5.00%	05/11/2017	60,000	61,821,216
Unsec. Global Notes(b)	0.51%	09/08/2017	35,000	34,965,363
Unsec. Global Notes(b)	0.51%	10/05/2017	112,815	112,760,395
Unsec. Notes(b)	0.52%	08/16/2017	50,000	49,990,348
				302,560,415

Overseas Private Investment Corp. (OPIC)–2.50%
Sec. Gtd. VRD COP Bonds(c)	0.56%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.56%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.56%	09/15/2020	81,000	81,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.56%	07/15/2025	47,000	47,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.58%	07/09/2026	51,000	51,000,000
				299,000,000
Total U.S. Government Sponsored Agency Securities (Cost $4,480,198,813)				4,480,198,813

U.S. Treasury Securities–12.21%
U.S. Treasury Bills–11.79%(a)
U.S. Treasury Bills	0.15%	09/01/2016	11,017	11,016,705
U.S. Treasury Bills	0.49%	09/01/2016	50,000	50,000,000
U.S. Treasury Bills	0.47%	09/29/2016	150,000	149,946,041
U.S. Treasury Bills	0.40%	02/02/2017	50,000	49,915,514
U.S. Treasury Bills	0.42%	02/09/2017	50,000	49,908,319
U.S. Treasury Bills	0.44%	02/16/2017	50,000	49,898,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	0.45%	02/16/2017	$100,000	$99,792,100
U.S. Treasury Bills	0.46%	02/16/2017	50,000	49,894,767
U.S. Treasury Bills	0.45%	02/23/2017	500,000	498,918,889
U.S. Treasury Bills	0.46%	02/23/2017	400,000	399,125,000
				1,408,415,835

U.S. Treasury Notes–0.42%
U.S. Treasury Floating Rate Notes(b)	0.50%	10/31/2017	50,000	49,984,132
Total U.S. Treasury Securities (Cost $1,458,399,967)				1,458,399,967
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.72% (Cost $5,938,598,780)				5,938,598,780

			Repurchase Amount
Repurchase Agreements–50.28%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2016, maturing value of $250,002,431 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,014; 1.50%-5.38%, 09/30/2019-06/20/2046)	0.35%	09/01/2016	100,000,972	100,000,000
Bank of Montreal, term agreement dated 08/11/2016, maturing value of $250,250,694 (collateralized by domestic agency mortgage-backed securities valued at $255,000,231; 3.00%-4.88%, 06/13/2018-07/01/2046)(e)	0.38%	11/14/2016	250,250,694	250,000,000
Bank of Nova Scotia (The), agreement dated 08/31/2016, maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.28%-5.00%, 11/01/2026-04/20/2046)	0.34%	09/01/2016	300,002,833	300,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $1,035,010,637 (collateralized by U.S. Treasury obligations valued at $1,052,252,100; 0.13%-0.38%, 04/15/2021-07/15/2025)	0.37%	09/01/2016	1,035,010,637	1,035,000,000
BNP Paribas Securities Corp., term agreement dated 08/29/2016, maturing value of $100,008,000 (collateralized by U.S. Treasury obligations valued at $101,955,776; 1.38%, 05/31/2021)(e)	0.36%	09/06/2016	100,008,000	100,000,000
Citigroup Global Markets Inc., agreement dated 08/31/2016, maturing value of $250,002,292 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $255,000,840; 0%-6.25%, 05/11/2017-05/15/2029)	0.33%	09/01/2016	250,002,292	250,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $350,003,208 (collateralized by a domestic agency mortgage-backed security and a U.S. Treasury obligation valued at $357,000,015; 3.50%-3.63%, 12/20/2042-08/15/2043)	0.33%	09/01/2016	350,003,208	350,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 08/25/2016, maturing value of $250,016,042 (collateralized by a U.S. Treasury obligation valued at $255,000,059; 0.75%, 02/28/2018)(e)	0.33%	09/01/2016	250,016,042	250,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $120,002,293 (collateralized by U.S. Treasury obligations valued at $122,269,843; 1.13%, 01/15/2021)	0.40%	09/01/2016	120,002,293	120,000,960
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $201,392,014 (collateralized by U.S. Treasury obligations valued at $205,477,255; 0.13%, 04/15/2021)	0.36%	09/01/2016	201,392,014	201,390,000
ING Financial Markets, LLC, term agreement dated 06/10/2016, maturing value of $30,035,200 (collateralized by a domestic agency mortgage-backed security valued at $30,600,620; 3.00%, 07/01/2046)(e)	0.48%	09/06/2016	30,035,200	30,000,000
ING Financial Markets, LLC, term agreement dated 07/12/2016, maturing value of $90,101,050 (collateralized by domestic agency mortgage-backed securities valued at $91,804,327; 3.00%-3.50%, 10/01/2028-05/01/2045)	0.43%	10/14/2016	90,101,050	90,000,000
ING Financial Markets, LLC, term agreement dated 08/02/2016, maturing value of $100,116,278 (collateralized by domestic agency mortgage-backed securities valued at $102,003,050; 2.05%-5.50%, 02/15/2038-08/01/2048)	0.46%	11/01/2016	100,116,278	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $100,116,250 (collateralized by domestic agency mortgage-backed securities valued at $102,003,372; 3.00%-3.50%, 10/01/2025-10/01/2043)	0.45%	11/25/2016	$100,116,250	$100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 08/31/2016, maturing value of $100,000,944 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.50%-3.00%, 04/25/2044-02/25/2046)	0.34%	09/01/2016	100,000,944	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	16,422,215	16,422,069
Prudential Insurance Co. of America, agreement dated 08/31/2016, maturing value of $161,520,455 (collateralized by U.S. Treasury obligations valued at $164,889,450; 0%, 11/15/2026-08/15/2039)	0.38%	09/01/2016	161,520,455	161,518,750
RBC Capital Markets Corp., joint term agreement dated 08/31/2016, aggregate maturing value of $560,000,000 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $571,200,080; 0.13%-8.00%, 11/01/2018-08/01/2046)(e)	0.30%	10/31/2016	435,000,000	435,000,000
Societe Generale, agreement dated 08/31/2016, maturing value of $149,998,498 (collateralized by U.S. Treasury obligations valued at $152,967,930; 2.25%, 11/15/2024)	0.38%	09/01/2016	149,998,498	149,996,914
Societe Generale, agreement dated 08/31/2016, maturing value of $375,005,001 (collateralized by U.S. Treasury obligations valued at $382,630,043; 1.38%, 05/31/2021)	0.38%	09/01/2016	375,005,001	375,001,043
Societe Generale, joint open agreement dated 07/13/2016, (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $591,600,000; 0%-7.50%, 06/30/2017-10/20/2064)(f)	0.30%	—	—	424,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $325,025,030 (collateralized by U.S. Treasury obligations valued at $331,390,823; 2.38%, 08/15/2024)(e)	0.40%	09/01/2016	325,025,030	324,999,752
Wells Fargo Bank, N.A., joint agreement dated 08/31/2016, aggregate maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00%-4.50%, 09/01/2035-06/01/2043)	0.34%	09/01/2016	171,474,041	171,472,422
Wells Fargo Securities, LLC, joint agreement dated 08/31/2016, aggregate maturing value of $550,005,194 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 3.00%-8.50%, 01/25/2018-08/01/2046)	0.34%	09/01/2016	425,004,014	425,000,000
Wells Fargo Securities, LLC, term agreement dated 07/06/2016, maturing value of $145,148,625 (collateralized by U.S. Treasury obligations valued at $147,900,000; 0%-10.08%, 08/25/2020-04/15/2046)	0.41%	10/04/2016	145,148,625	145,000,000
Total Repurchase Agreements (Cost $6,004,801,910)				6,004,801,910
TOTAL INVESTMENTS(g)–100.00% (Cost $11,943,400,690)				11,943,400,690
OTHER ASSETS LESS LIABILITIES–(0.00)%				(136,063)
NET ASSETS–100.00%				$11,943,264,627

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–85.49%
U.S. Treasury Bills–77.03%(a)
U.S. Treasury Bills	0.15%	09/01/2016	$13,983	$13,983,295
U.S. Treasury Bills	0.26%	09/01/2016	10,000	10,000,000
U.S. Treasury Bills	0.27%	09/01/2016	3,000	3,000,000
U.S. Treasury Bills	0.44%	09/01/2016	2,000	2,000,000
U.S. Treasury Bills	0.49%	09/01/2016	2,000	2,000,000
U.S. Treasury Bills	0.27%	09/08/2016	12,000	11,999,370
U.S. Treasury Bills	0.48%	09/08/2016	2,000	1,999,815
U.S. Treasury Bills	0.28%	09/15/2016	15,000	14,998,396
U.S. Treasury Bills	0.28%	09/22/2016	15,000	14,997,576
U.S. Treasury Bills	0.25%	09/29/2016	5,000	4,999,047
U.S. Treasury Bills	0.26%	09/29/2016	10,000	9,998,009
U.S. Treasury Bills	0.27%	10/06/2016	5,000	4,998,712
U.S. Treasury Bills	0.31%	10/13/2016	3,000	2,998,947
U.S. Treasury Bills	0.40%	10/13/2016	2,000	1,999,083
U.S. Treasury Bills	0.30%	10/20/2016	5,000	4,997,965
U.S. Treasury Bills	0.32%	10/27/2016	5,000	4,997,550
U.S. Treasury Bills	0.28%	11/03/2016	5,000	4,997,550
U.S. Treasury Bills	0.46%	11/17/2016	2,000	1,998,073
U.S. Treasury Bills	0.31%	11/25/2016	5,000	4,996,399
U.S. Treasury Bills	0.33%	12/01/2016	10,000	9,991,658
U.S. Treasury Bills	0.41%	12/08/2016	3,000	2,996,693
U.S. Treasury Bills	0.39%	01/12/2017	5,000	4,992,870
U.S. Treasury Bills	0.44%	01/19/2017	3,000	2,994,983
U.S. Treasury Bills	0.44%	01/26/2017	3,000	2,994,733
U.S. Treasury Bills	0.40%	02/02/2017	5,000	4,991,551
U.S. Treasury Bills	0.45%	02/16/2017	2,000	1,995,837
U.S. Treasury Bills	0.55%	07/20/2017	2,000	1,990,251
				154,908,363

U.S. Treasury Notes–8.46%
U.S. Treasury Floating Rate Notes(b)	0.39%	10/31/2016	5,000	5,000,249
U.S. Treasury Floating Rate Notes(b)	0.42%	01/31/2017	5,000	5,001,455
U.S. Treasury Floating Rate Notes(b)	0.53%	04/30/2018	4,000	4,004,021
U.S. Treasury Floating Rate Notes(b)	0.51%	07/31/2018	3,000	2,999,653
				17,005,378
Total U.S. Treasury Securities (Cost $171,913,741)				171,913,741

U.S. Government Sponsored Agency Securities–24.48%
Federal Farm Credit Bank (FFCB)–3.45%
Unsec. Floating Rate Bonds(b)	0.54%	10/11/2016	4,085	4,084,674
Unsec. Floating Rate Bonds(b)	0.55%	02/13/2017	2,850	2,850,401
				6,935,075

Federal Home Loan Bank (FHLB)–21.03%
Unsec. Disc. Notes(a)	0.07%	09/01/2016	35,000	35,000,000
Unsec. Disc. Notes(a)	0.47%	11/02/2016	2,300	2,298,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Disc. Notes(a)	0.46%	11/16/2016	$2,000	$1,998,079
Unsec. Disc. Notes(a)	0.55%	11/18/2016	3,000	2,996,438
				42,292,655
Total U.S. Government Sponsored Agency Securities (Cost $49,227,730)				49,227,730
TOTAL INVESTMENTS(c)–109.97% (Cost $221,141,471)				221,141,471
OTHER ASSETS LESS LIABILITIES–(9.97)%				(20,050,904)
NET ASSETS–100.00%				$201,090,567

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.53%
Alabama–5.84%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.49%	07/01/2040	$11,100	$11,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.63%	04/01/2028	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.66%	04/01/2028	10,000	10,000,000
				31,100,000

Arizona–0.34%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.62%	04/15/2030	1,800	1,800,000

California–11.79%
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 C-2, Toll Bridge VRD RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)(c)	0.56%	04/01/2047	1,000	1,000,000
California (State of) (Kindergarten University Public Education Facilities); Series 2004 B-3, VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(a)(b)	0.49%	05/01/2034	2,200	2,200,000
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.59%	12/01/2016	9,500	9,500,000
California (State of);
Series 2003 B-4, VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.62%	05/01/2033	4,200	4,200,000
Series 2009 A-9, VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.56%	05/01/2034	11,200	11,200,000
East Bay Regional Park District; Series 2013 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	1,625	1,625,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 and 240); Series 1993, VRD Special Assessment RB (LOC–U.S. Bank, N.A.)(a)(b)	0.50%	04/01/2033	5,000	5,000,000
Los Angeles (City of); Series 2016 B, TRAN	3.00%	06/29/2017	3,275	3,337,211
Orange (County of) Water District; Series 2003 A, VRD COP (LOC–Citibank, N.A.)(a)(b)	0.60%	08/01/2042	14,300	14,300,000
Riverside (City of); Series 2011 A, Ref. Floating Rate Water, RB(d)(e)	0.71%	10/01/2035	5,800	5,800,000
Southern California Metropolitan Water District; Series 2009 A-2,, Ref. Floating Rate RB(d)(e)	0.72%	07/01/2030	4,580	4,580,000
				62,742,211

Colorado–6.07%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	02/01/2031	1,525	1,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	07/01/2034	1,800	1,800,000
Colorado (State of) Educational Loan Program; Series 2016 A, TRAN	2.00%	06/29/2017	7,300	7,384,305
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.66%	02/01/2031	6,600	6,600,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.77%	03/01/2017	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.57%	07/01/2021	3,365	3,365,000
University of Colorado Hospital Authority; Series 2015 A, Ref. Floating Rate RB(d)(e)	0.81%	11/15/2046	4,550	4,550,000
				32,324,305

Delaware–0.49%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	09/01/2036	2,595	2,595,000

District of Columbia–0.78%
District of Columbia Housing Finance Agency (Park 7 at Minnesota Benning); Series 2012, VRD Multifamily Housing RB (CEP–FHLMC)(a)	0.61%	02/01/2046	2,785	2,785,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.81%	01/01/2029	1,357	1,357,000
				4,142,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–1.25%
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(f)(g)(h)	0.59%	04/01/2017	$2,275	$2,275,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.67%	11/01/2036	2,925	2,925,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	07/01/2037	1,478	1,478,000
				6,678,000

Georgia–3.01%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	01/01/2020	900	900,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	08/01/2038	9,380	9,380,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.61%	09/01/2035	4,350	4,350,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	09/01/2020	1,400	1,400,000
				16,030,000

Illinois–5.58%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(f)	0.65%	10/01/2017	300	300,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.58%	06/01/2040	3,195	3,195,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.59%	09/01/2024	400	400,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.75%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.59%	06/01/2029	2,300	2,300,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.61%	12/01/2046	8,300	8,300,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(f)	0.84%	06/01/2017	270	270,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.70%	01/01/2037	5,170	5,170,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–US Bank, N.A.)(a)(b)	0.59%	10/01/2033	99	99,000
Monmouth (City of) (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)	0.60%	06/01/2035	4,950	4,950,000
				29,684,000

Indiana–3.86%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.60%	08/01/2028	2,358	2,358,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	08/01/2037	5,500	5,500,000
Indiana (State of) (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.67%	06/01/2035	10,000	10,000,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. Environmental VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.60%	10/01/2040	2,000	2,000,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.75%	10/01/2019	680	680,000
				20,538,000

Iowa–1.48%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.59%	05/01/2031	3,000	3,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Urbandale (City of) Iowa (Interstate Acres L.P.); Series 1994, Ref. VRD (LOC–FHLB of Des Moines)(a)(b)	0.60%	05/01/2017	$4,900	$4,900,000
				7,900,000

Louisiana–1.08%
East Baton Rouge (Parish of) (Exxon Corp.); Series 1993, Ref. VRD PCR(a)	0.57%	03/01/2022	5,750	5,750,000

Maryland–1.58%
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	07/01/2028	2,610	2,610,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.59%	04/01/2035	1,800	1,800,000
Prince George (County of); Series 2011 A, Consolidated Public Improvement Limited Tax GO Bonds	5.00%	09/15/2016	3,995	4,002,022
				8,412,022

Massachusetts–0.41%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.63%	10/01/2038	1,694	1,694,000
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB	5.00%	10/15/2016	500	502,678
				2,196,678

Michigan–0.86%
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	04/01/2022	4,600	4,600,000

Minnesota–2.13%
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	10/15/2033	1,175	1,175,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	04/01/2037	2,649	2,649,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.62%	01/01/2025	280	280,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.65%	11/15/2031	3,498	3,498,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	11/01/2035	1,250	1,250,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	10/01/2033	2,475	2,475,000
				11,327,000

Missouri–0.71%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.61%	11/01/2037	1,125	1,125,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.67%	12/01/2019	1,060	1,060,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	11/15/2043	1,600	1,600,000
				3,785,000

Nevada–0.20%
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.63%	06/01/2039	1,080	1,080,000

New Hampshire–1.31%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.61%	09/01/2037	3,535	3,535,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.61%	07/01/2038	3,450	3,450,000
				6,985,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–0.12%
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	02/01/2028	$620	$620,000

New York–12.03%
New York (City of) Municipal Water Finance Authority; Subseries 2011 A-1, VRD Water & Sewer System RB(a)	0.59%	06/15/2044	15,000	15,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.58%	11/01/2036	8,130	8,130,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China)(a)(b)(c)	0.68%	11/01/2049	8,200	8,200,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.63%	11/01/2046	1,086	1,086,000
New York (State of) Housing Finance Agency, Manhattan West Residential Housing; Series 2014 A, VRD RB (LOC– Bank of China)(a)(b)(c)	0.68%	11/01/2049	9,600	9,600,000
New York City Housing Development Corp. (Crest (The)); Series 2005 A, VRD MFH RB (LOC–Landesbank Hessen-Thüringen)(a)(b)(c)	0.65%	12/01/2036	18,000	18,000,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(a)(b)(c)	0.62%	11/01/2032	4,000	4,000,000
				64,016,000

North Carolina–3.23%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.59%	01/15/2037	12,760	12,760,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.60%	06/01/2017	440	440,000
Raleigh-Durham Airport Authority; Series 2008 C, Ref. VRD (LOC–Royal Bank of Canada)(a)(b)(c)	0.58%	05/01/2036	4,000	4,000,000
				17,200,000

Ohio–3.60%
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.55%	12/01/2021	6,625	6,625,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	05/01/2026	8,300	8,300,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	06/01/2023	4,230	4,230,000
				19,155,000

Oregon–0.47%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	08/01/2034	2,483	2,483,000

Pennsylvania–4.33%
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	11/01/2039	465	465,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.57%	03/01/2030	1,648	1,648,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.61%	03/01/2030	2,235	2,235,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	10/15/2025	3,005	3,005,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.59%	09/01/2028	3,710	3,710,000
Montgomery (County of) Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	03/01/2032	1,005	1,005,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.60%	08/15/2031	4,611	4,611,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(f)	0.60%	05/01/2020	$1,550	$1,550,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.58%	05/01/2032	2,228	2,228,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.61%	11/01/2029	2,600	2,600,000
				23,057,000

South Carolina–1.42%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.79%	07/01/2017	90	90,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.63%	11/01/2025	7,480	7,480,000
				7,570,000

Tennessee–1.69%
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Ascension Health Credit Group); Series 2001 B-1, VRD 7 Month Window RB(a)	0.83%	11/15/2031	9,000	9,000,000

Texas–8.28%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.58%	08/01/2035	14,320	14,320,000
Austin (City of); Series 2010, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/2016	2,450	2,450,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.57%	02/15/2042	396	396,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.61%	01/01/2049	8,000	8,000,000
Port Author (Port of), Texas Navigation District (Texaco Inc.); Series 1994, Ref. VDR PCR(a)	0.58%	10/01/2024	1,700	1,700,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	04/01/2026	1,000	1,000,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.65%	11/15/2050	3,500	3,500,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.55%	08/01/2025	12,685	12,685,000
				44,051,000

Utah–7.85%
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC– Canadian Imperial Bank of Commerce)(a)(b)(c)	0.57%	11/01/2024	12,785	12,785,000
Murray (City of) (IHC Health Services, Inc.); Series 2005-B, Hospital VRD RB(a)	0.59%	05/15/2037	15,570	15,570,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.59%	09/01/2032	11,000	11,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.61%	04/01/2042	2,450	2,450,000
				41,805,000

Virginia–0.11%
Loudoun (County of) Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.58%	03/01/2038	394	394,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.62%	12/01/2019	200	200,000
				594,000

Washington–2.01%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.61%	07/01/2044	7,428	7,428,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	04/01/2043	$792	$792,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.59%	09/15/2020	2,475	2,475,000
				10,695,000

West Virginia–2.63%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	01/01/2034	14,000	14,000,000

Wisconsin–2.99%
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.58%	10/01/2042	855	855,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	08/15/2034	1,592	1,592,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.69%	05/01/2030	13,445	13,445,000
				15,892,000
TOTAL INVESTMENTS(i)(j)–99.53% (Cost $529,807,216)				529,807,216
OTHER ASSETS LESS LIABILITIES–0.47%				2,498,102
NET ASSETS–100.00%				$532,305,318

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi–Family Housing

PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 10.5%; other countries less than 5% each: 15.3%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $10,542,000, which represented 1.98% of the Fund’s Net Assets.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
PNC Bank, N.A.	5.4%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$9,528,980,148	$1,751,620,371	$10,652,784,381	$5,938,598,780	$221,141,471	$529,807,216
Repurchase agreements, at value and cost	1,733,822,248	320,724,759	13,285,488,177	6,004,801,910	—	—
Total investments, at value and cost	11,262,802,396	2,072,345,130	23,938,272,558	11,943,400,690	221,141,471	529,807,216
Cash	7,284	590	—	—	—	1,277
Receivable for:
Investments sold	420,000	620,067	—	—	—	2,210,292
Interest	3,329,984	329,739	13,661,805	2,553,263	8,392	442,058
Fund expenses absorbed	183,438	84,761	180,196	199,267	9,818	27,282
Investment for trustee deferred compensation and retirement plans	3,390,148	964,866	2,005,414	909,473	122,127	343,386
Other assets	26,418	153,389	55,568	61,020	22,733	67,602
Total assets	11,270,159,668	2,074,498,542	23,954,175,541	11,947,123,713	221,304,541	532,899,113

Liabilities:
Payable for:
Investments purchased	41,140,000	—	1,149,051,575	—	19,989,667	—
Amount due custodian	—	—	28,496,803	—	—	—
Dividends	4,591,261	576,008	3,478,971	2,228,150	17,674	136,179
Accrued fees to affiliates	317,924	135,806	581,320	456,253	35,564	30,223
Accrued trustees’ and officer’s fees and benefits	43,255	8,576	37,909	14,539	4,461	4,502
Accrued operating expenses	164,852	44,468	118,244	88,561	28,760	29,960
Trustee deferred compensation and retirement plans	3,972,698	1,109,722	2,363,864	1,071,583	137,848	392,931
Total liabilities	50,229,990	1,874,580	1,184,128,686	3,859,086	20,213,974	593,795
Net assets applicable to shares outstanding	$11,219,929,678	$2,072,623,962	$22,770,046,855	$11,943,264,627	$201,090,567	$532,305,318

Net assets consist of:
Shares of beneficial interest	$11,216,737,622	$2,071,749,407	$22,769,907,200	$11,943,055,640	$201,106,267	$532,449,086
Undistributed net investment income	2,544,735	873,178	(21,274)	90,340	(12,543)	(104,955)
Undistributed net realized gain (loss)	647,321	1,377	160,929	118,647	(3,157)	(38,813)
	$11,219,929,678	$2,072,623,962	$22,770,046,855	$11,943,264,627	$201,090,567	$532,305,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$10,421,616,469	$1,607,866,876	$19,868,465,327	$10,716,759,718	$121,148,543	$450,791,616
Private Investment Class	$241,327,009	$141,060,919	$560,026,545	$340,873,577	$6,162,301	$24,467,875
Personal Investment Class	$29,248,873	$117,474,868	$122,821,746	$7,507,315	$2,607,936	$2,396,915
Cash Management Class	$250,642,740	$167,871,841	$403,423,763	$150,104,425	$31,389,622	$30,670,916
Reserve Class	$100,187,037	$21,474,330	$159,126,031	$315,886,191	$36,640,560	$21,535,157
Resource Class	$7,247,939	$16,866,467	$482,930,669	$95,688,965	$193,697	$2,410,772
Corporate Class	$169,659,611	$8,661	$1,173,252,774	$316,444,436	$2,947,908	$32,067

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	10,418,646,358	1,607,856,084	19,867,691,390	10,716,469,432	121,123,500	450,753,805
Private Investment Class	241,262,408	141,059,970	560,004,233	340,864,488	6,161,046	24,465,843
Personal Investment Class	29,241,289	117,474,079	122,816,314	7,507,109	2,607,398	2,396,710
Cash Management Class	250,561,787	167,870,713	403,407,200	150,101,377	31,386,742	30,668,351
Reserve Class	100,162,000	21,474,186	159,119,568	315,877,553	36,633,177	21,533,295
Resource Class	7,246,114	16,866,355	482,911,445	95,686,520	193,659	2,410,573
Corporate Class	169,617,163	8,660	1,173,207,880	316,435,870	2,943,821	32,064
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$97,023,640	$10,521,406	$45,771,710	$20,270,970	$453,811	$1,398,014

Expenses:
Advisory fees	29,921,521	3,951,862	22,331,528	6,083,349	356,867	1,449,627
Administrative services fees	2,374,789	694,531	2,256,398	1,249,788	62,757	218,127
Custodian fees	187,228	33,221	120,688	92,414	8,820	11,432
Distribution fees:
Private Investment Class	1,023,727	692,120	2,191,779	2,122,004	24,157	128,484
Personal Investment Class	517,084	783,713	975,648	96,858	22,678	18,445
Cash Management Class	293,621	346,729	3,735,084	191,153	43,233	40,725
Reserve Class	1,416,412	366,904	729,595	2,795,687	432,182	231,223
Resource Class	27,153	40,175	731,000	154,715	4,057	5,983
Corporate Class	464,640	23,965	444,357	186,931	781	2,553
Transfer agent fees	1,795,291	237,112	1,339,892	585,661	16,129	56,811
Trustees’ and officers’ fees and benefits	485,830	103,851	339,300	148,052	25,577	43,072
Registration and filing fees	120,547	89,413	127,445	161,437	77,432	80,068
Reports to shareholders	44,594	15,442	38,245	29,503	9,995	10,805
Professional services fees	319,232	89,443	228,076	197,864	56,427	58,645
Other	507,559	138,890	338,202	296,622	33,244	52,437
Total expenses	39,499,228	7,607,371	35,927,237	14,392,038	1,174,336	2,408,437
Less: Fees waived	(7,786,839)	(3,244,207)	(11,103,780)	(4,923,752)	(908,559)	(1,712,630)
Net expenses	31,712,389	4,363,164	24,823,457	9,468,286	265,777	695,807
Net investment income	65,311,251	6,158,242	20,948,253	10,802,684	188,034	702,207

Realized and unrealized gain from:
Net realized gain from Investment securities	647,321	1,377	223,426	118,647	15,288	5,988
Net increase in net assets resulting from operations	$65,958,572	$6,159,619	$21,171,679	$10,921,331	$203,322	$708,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2016 and 2015

	Liquid Assets Portfolio		STIC Prime Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$65,311,251	$14,869,394	$6,158,242	$2,593,491
Net realized gain	647,321	164,146	1,377	944
Net increase in net assets resulting from operations	65,958,572	15,033,540	6,159,619	2,594,435

Distributions to shareholders from net investment income:
Institutional Class	(59,772,506)	(14,147,500)	(4,848,718)	(1,854,672)
Private Investment Class	(183,013)	(30,767)	(213,182)	(132,350)
Personal Investment Class	(40,091)	(13,561)	(164,965)	(110,282)
Cash Management Class	(660,627)	(77,398)	(649,934)	(376,417)
Reserve Class	(87,134)	(14,433)	(53,243)	(18,513)
Resource Class	(15,089)	(12,035)	(32,359)	(20,138)
Corporate Class	(4,552,791)	(573,700)	(195,841)	(81,119)
Total distributions from net investment income	(65,311,251)	(14,869,394)	(6,158,242)	(2,593,491)

Share transactions–net:
Institutional Class	(5,553,230,110)	(2,640,861,091)	(156,797,441)	(148,752,146)
Private Investment Class	(42,171,998)	(61,736,842)	(21,155,334)	10,083,327
Personal Investment Class	(86,151,515)	(65,018,703)	(98,600)	(40,437,932)
Cash Management Class	(207,380,539)	(226,421,761)	(315,722,141)	29,823,610
Reserve Class	(56,031,914)	(23,801,101)	(28,926,016)	34,768,990
Resource Class	(65,429,204)	(62,863,904)	(2,843,872)	(12,328,636)
Corporate Class	(884,537,893)	383,540,344	(77,034,376)	17,489,399
Net increase (decrease) in net assets resulting from share transactions	(6,894,933,173)	(2,697,163,058)	(602,577,780)	(109,353,388)
Net increase (decrease) in net assets	(6,894,285,852)	(2,696,998,912)	(602,576,403)	(109,352,444)

Net assets:
Beginning of year	18,114,215,530	20,811,214,442	2,675,200,365	2,784,552,809
End of year*	$11,219,929,678	$18,114,215,530	$2,072,623,962	$2,675,200,365
* Includes accumulated undistributed net investment income	$2,544,735	$2,468,855	$873,178	$872,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2016 and 2015

	Treasury Portfolio		Government & Agency Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$20,948,253	$3,320,415	$10,802,684	$1,741,840
Net realized gain (loss)	223,426	(62,497)	118,647	116,517
Net increase in net assets resulting from operations	21,171,679	3,257,918	10,921,331	1,858,357

Distributions to shareholders from net investment income:
Institutional Class	(15,100,629)	(1,478,709)	(8,855,873)	(1,159,579)
Private Investment Class	(334,722)	(102,223)	(403,391)	(126,468)
Personal Investment Class	(86,109)	(29,788)	(10,692)	(12,667)
Cash Management Class	(3,039,766)	(1,317,452)	(218,373)	(167,941)
Reserve Class	(62,197)	(11,073)	(263,352)	(108,700)
Resource Class	(274,847)	(68,891)	(73,436)	(38,869)
Corporate Class	(2,049,983)	(312,279)	(977,567)	(127,616)
Total distributions from net investment income	(20,948,253)	(3,320,415)	(10,802,684)	(1,741,840)

Share transactions–net:
Institutional Class	12,017,922,118	369,868,233	6,496,754,225	891,380,297
Private Investment Class	98,893,095	(63,444,289)	(81,684,720)	75,509,267
Personal Investment Class	(39,231,210)	(350,960)	(29,659,491)	(3,981,249)
Cash Management Class	(4,900,693,362)	(2,293,402,486)	(72,740,853)	(247,006,196)
Reserve Class	123,516,873	(151,761,502)	8,359,709	(3,594,120)
Resource Class	158,444,863	(49,445,822)	(2,217,786)	(6,672,798)
Corporate Class	(597,367,186)	346,906,945	(314,733,978)	(28,642,460)
Net increase (decrease) in net assets resulting from share transactions	6,861,485,191	(1,841,629,881)	6,004,077,106	676,992,741
Net increase (decrease) in net assets	6,861,708,617	(1,841,692,378)	6,004,195,753	677,109,258

Net assets:
Beginning of year	15,908,338,238	17,750,030,616	5,939,068,874	5,261,959,616
End of year*	$22,770,046,855	$15,908,338,238	$11,943,264,627	$5,939,068,874
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$90,340	$(26,177)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2016 and 2015

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$188,034	$152,172	$702,207	$320,850
Net realized gain	15,288	5,675	5,988	17,500
Net increase in net assets resulting from operations	203,322	157,847	708,195	338,350

Distributions to shareholders from net investment income:
Institutional Class	(78,969)	(109,398)	(628,540)	(243,361)
Private Investment Class	(5,685)	(5,768)	(18,929)	(14,944)
Personal Investment Class	(2,859)	(2,191)	(1,951)	(1,433)
Cash Management Class	(43,887)	(25,467)	(33,087)	(29,656)
Reserve Class	(51,534)	(1,334)	(16,951)	(13,465)
Resource Class	(2,214)	(3,530)	(1,923)	(2,416)
Corporate Class	(2,886)	(4,484)	(826)	(15,575)
Total distributions from net investment income	(188,034)	(152,172)	(702,207)	(320,850)

Share transactions–net:
Institutional Class	15,581,368	(22,147,472)	(5,243,578)	(68,021,232)
Private Investment Class	177,746	(9,595,904)	(6,001,459)	(3,807,802)
Personal Investment Class	652,387	(1,843,611)	(1,226,815)	(98,681)
Cash Management Class	(13,633,574)	(3,080,076)	(20,346,066)	(9,705,701)
Reserve Class	30,758,077	5,171,160	(239,848)	(5,865,164)
Resource Class	(2,177,935)	(1,336,302)	(2,115,602)	(989,440)
Corporate Class	(25,066,209)	(22,499,992)	(26,445,210)	(5,044,078)
Net increase (decrease) in net assets resulting from share transactions	6,291,860	(55,332,197)	(61,618,578)	(93,532,098)
Net increase (decrease) in net assets	6,307,148	(55,326,522)	(61,612,590)	(93,514,598)

Net assets:
Beginning of year	194,783,419	250,109,941	593,917,908	687,432,506
End of year*	$201,090,567	$194,783,419	$532,305,318	$593,917,908
* Includes accumulated undistributed net investment income	$(12,543)	$(9,046)	$(104,955)	$(104,955)

Notes to Financial Statements

August 31, 2016

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

37                         Short-Term Investments Trust

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

38                         Short-Term Investments Trust

accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective June 1, 2016, under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

Prior to June 1, 2016, each Fund paid an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

For the year ended August 31, 2016, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.23%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective June 1, 2016, the Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding

39                         Short-Term Investments Trust

certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government TaxAdvantage Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

Prior to June 1, 2016, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%
The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$5,891,063	$—
STIC Prime Portfolio	1,377,124	136,428
Treasury Portfolio	4,380,127	1,051,494
Government & Agency Portfolio	366,030	—
Government TaxAdvantage Portfolio	372,951	52,268
Tax-Free Cash Reserve Portfolio	447,337	874,026

Voluntary fee waivers for the year ended August 31, 2016 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$99,694	$211,318	N/A	$885,468	$4,198	N/A
STIC Prime Portfolio	287,187	484,316	$107,517	287,424	11,997	$5,732
Treasury Portfolio	979,421	631,990	1,208,001	573,618	242,773	112,460
Government & Agency Portfolio	939,890	63,603	60,777	2,215,417	57,951	59,311
Government TaxAdvantage Portfolio	11,416	16,201	20,655	359,416	2,471	433
Tax-Free Cash Reserve Portfolio	57,485	12,897	23,117	194,184	3,808	2,525

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

40                         Short-Term Investments Trust

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively. Effective July 1, 2016, distribution fees were permanently reduced and distribution fee waivers were terminated.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Prior to July 1, 2016, the Plan provided that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Prior to July 1, 2016, IDI had contractually agreed to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the year ended August 31, 2016, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$358,572	$124,296	$52,901	$159,329	N/A	N/A
STIC Prime Portfolio	253,431	178,993	64,721	42,478	$6,859	N/A
Treasury Portfolio	768,847	232,704	735,740	65,351	121,254	N/A
Government & Agency Portfolio	769,628	23,340	35,166	306,939	25,700	N/A
Government TaxAdvantage Portfolio	10,894	5,217	7,754	48,095	788	N/A
Tax-Free Cash Reserve Portfolio	58,747	4,268	7,326	25,844	1,066	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

41                         Short-Term Investments Trust

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$798,840,636	$826,006,989	$0
STIC Prime Portfolio	472,213,697	441,746,422	0
Tax-Free Cash Reserve Portfolio	873,485,609	929,294,504	0

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2016 and 2015:

	2016	2015
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$65,311,251	$14,869,394
STIC Prime Portfolio	6,158,242	2,593,491
Treasury Portfolio	20,948,253	3,320,415
Government & Agency Portfolio	10,802,684	1,741,840
Government TaxAdvantage Portfolio	188,034	152,172
Tax-Free Cash Reserve Portfolio	702,207	320,850

42                         Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation) — Investments	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$7,374,505	$—	$(4,182,449)	$—	$11,216,737,622	$11,219,929,678
STIC Prime Portfolio	2,035,400	—	(1,160,845)	—	2,071,749,407	2,072,623,962
Treasury Portfolio	2,937,576	(306,340)	(2,491,581)	—	22,769,907,200	22,770,046,855
Government & Agency Portfolio	1,339,081	—	(1,130,094)	—	11,943,055,640	11,943,264,627
Government TaxAdvantage Portfolio	130,248	—	(142,789)	(3,159)	201,106,267	201,090,567
Tax-Free Cash Reserve Portfolio	305,509	—	(410,463)	(38,814)	532,449,086	532,305,318

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2016 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Government TaxAdvantage Portfolio	$—	$—	$3,159	$—	$3,159
Tax-Free Cash Reserve Portfolio	8,740	30,074	—	—	38,814

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2016
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Portfolio	$23,938,578,898	$—	$(306,340)	$(306,340)

*	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2016 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$75,880	$(75,880)	$—
STIC Prime Portfolio	944	(944)	—
Treasury Portfolio	—	—	—
Government & Agency Portfolio	116,517	(116,517)	—
Government TaxAdvantage Portfolio	(3,497)	—	3,497
Tax-Free Cash Reserve Portfolio	—	—	—

43                         Short-Term Investments Trust

NOTE 10—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	206,922,537,697	$206,922,537,697	285,396,098,619	$285,396,098,619
Private Investment Class	1,086,367,896	1,086,367,896	1,434,632,883	1,434,632,883
Personal Investment Class	147,332,561	147,332,561	538,543,116	538,543,116
Cash Management Class	3,527,556,735	3,527,556,735	4,326,518,141	4,326,518,141
Reserve Class	312,834,642	312,834,642	1,016,989,736	1,016,989,736
Resource Class	54,658,208	54,658,208	459,622,836	459,622,836
Corporate Class	12,789,032,744	12,789,032,744	5,521,655,244	5,521,655,244

Issued as reinvestment of dividends:
Institutional Class	16,030,218	16,030,218	3,973,048	3,973,048
Private Investment Class	51,160	51,160	8,279	8,279
Personal Investment Class	33,213	33,213	11,639	11,639
Cash Management Class	325,885	325,885	31,257	31,257
Reserve Class	78,372	78,372	14,378	14,378
Resource Class	14,018	14,018	12,396	12,396
Corporate Class	699,998	699,998	225,681	225,681

Reacquired:
Institutional Class	(212,491,798,025)	(212,491,798,025)	(288,040,932,758)	(288,040,932,758)
Private Investment Class	(1,128,591,054)	(1,128,591,054)	(1,496,378,004)	(1,496,378,004)
Personal Investment Class	(233,517,289)	(233,517,289)	(603,573,458)	(603,573,458)
Cash Management Class	(3,735,263,159)	(3,735,263,159)	(4,552,971,159)	(4,552,971,159)
Reserve Class	(368,944,928)	(368,944,928)	(1,040,805,215)	(1,040,805,215)
Resource Class	(120,101,430)	(120,101,430)	(522,499,136)	(522,499,136)
Corporate Class	(13,674,270,635)	(13,674,270,635)	(5,138,340,581)	(5,138,340,581)
Net increase (decrease) in share activity	(6,894,933,173)	$(6,894,933,173)	(2,697,163,058)	$(2,697,163,058)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 24% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	4,966,861,188	$4,966,861,188	5,941,737,037	$5,941,737,037
Private Investment Class	1,446,777,172	1,446,777,172	1,211,080,589	1,211,080,589
Personal Investment Class	677,491,586	677,491,586	1,182,870,259	1,182,870,259
Cash Management Class	2,194,654,168	2,194,654,168	3,144,474,982	3,144,474,982
Reserve Class	400,019,801	400,019,801	210,463,689	210,463,689
Resource Class	96,121,190	96,121,190	64,359,363	64,359,363
Corporate Class	518,160,731	518,160,731	1,149,830,507	1,149,830,507

Issued as reinvestment of dividends:
Institutional Class	1,393,044	1,393,044	454,008	454,008
Private Investment Class	78,349	78,349	56,232	56,232
Personal Investment Class	70,680	70,680	68,043	68,043
Cash Management Class	217,106	217,106	71,815	71,815
Reserve Class	50,303	50,303	14,807	14,807
Resource Class	25,322	25,322	16,256	16,256
Corporate Class	148,537	148,537	71,730	71,730

Reacquired:
Institutional Class	(5,125,051,673)	(5,125,051,673)	(6,090,943,191)	(6,090,943,191)
Private Investment Class	(1,468,010,855)	(1,468,010,855)	(1,201,053,494)	(1,201,053,494)
Personal Investment Class	(677,660,866)	(677,660,866)	(1,223,376,234)	(1,223,376,234)
Cash Management Class	(2,510,593,415)	(2,510,593,415)	(3,114,723,187)	(3,114,723,187)
Reserve Class	(428,996,120)	(428,996,120)	(175,709,506)	(175,709,506)
Resource Class	(98,990,384)	(98,990,384)	(76,704,255)	(76,704,255)
Corporate Class	(595,343,644)	(595,343,644)	(1,132,412,838)	(1,132,412,838)
Net increase (decrease) in share activity	(602,577,780)	$(602,577,780)	(109,353,388)	$(109,353,388)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	37,473,899,000	$37,473,899,000	16,766,462,244	$16,766,462,244
Private Investment Class	1,884,005,414	1,884,005,414	1,901,290,280	1,901,290,280
Personal Investment Class	980,594,144	980,594,144	1,101,975,367	1,101,975,367
Cash Management Class	14,484,295,170	14,484,295,170	26,793,251,842	26,793,251,842
Reserve Class	316,250,840	316,250,840	109,204,351	109,204,351
Resource Class	575,238,582	575,238,582	329,636,954	329,636,954
Corporate Class	20,782,139,048	20,782,139,048	18,168,487,688	18,168,487,688

Issued as reinvestment of dividends:
Institutional Class	5,368,737	5,368,737	922,038	922,038
Private Investment Class	43,130	43,130	15,296	15,296
Personal Investment Class	76,479	76,479	26,774	26,774
Cash Management Class	266,775	266,775	60,767	60,767
Reserve Class	50,478	50,478	7,169	7,169
Resource Class	52,190	52,190	8,488	8,488
Corporate Class	1,013,151	1,013,151	132,198	132,198

Reacquired:
Institutional Class	(25,461,345,619)	(25,461,345,619)	(16,397,516,049)	(16,397,516,049)
Private Investment Class	(1,785,155,449)	(1,785,155,449)	(1,964,749,865)	(1,964,749,865)
Personal Investment Class	(1,019,901,833)	(1,019,901,833)	(1,102,353,101)	(1,102,353,101)
Cash Management Class	(19,385,255,307)	(19,385,255,307)	(29,086,715,095)	(29,086,715,095)
Reserve Class	(192,784,445)	(192,784,445)	(260,973,022)	(260,973,022)
Resource Class	(416,845,909)	(416,845,909)	(379,091,264)	(379,091,264)
Corporate Class	(21,380,519,385)	(21,380,519,385)	(17,821,712,941)	(17,821,712,941)
Net increase (decrease) in share activity	6,861,485,191	$6,861,485,191	(1,841,629,881)	$(1,841,629,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

46                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	54,569,434,166	$54,569,434,166	37,416,050,435	$37,416,050,435
Private Investment Class	1,458,232,071	1,458,232,071	2,115,905,376	2,115,905,376
Personal Investment Class	71,882,635	71,882,635	134,224,028	134,224,028
Cash Management Class	2,062,748,073	2,062,748,073	5,837,371,862	5,837,371,862
Reserve Class	713,745,281	713,745,281	699,303,942	699,303,942
Resource Class	678,959,358	678,959,358	1,554,415,700	1,554,415,700
Corporate Class	3,670,809,701	3,670,809,701	4,660,748,011	4,660,748,011

Issued as reinvestment of dividends:
Institutional Class	1,972,829	1,972,829	199,188	199,188
Private Investment Class	116,496	116,496	37,056	37,056
Personal Investment Class	—	—	6	6
Cash Management Class	59,978	59,978	33,044	33,044
Reserve Class	149,381	149,381	67,656	67,656
Resource Class	16,833	16,833	13,926	13,926
Corporate Class	458,600	458,600	55,261	55,261

Reacquired:
Institutional Class	(48,074,652,770)	(48,074,652,770)	(36,524,869,326)	(36,524,869,326)
Private Investment Class	(1,540,033,287)	(1,540,033,287)	(2,040,433,165)	(2,040,433,165)
Personal Investment Class	(101,542,126)	(101,542,126)	(138,205,283)	(138,205,283)
Cash Management Class	(2,135,548,904)	(2,135,548,904)	(6,084,411,102)	(6,084,411,102)
Reserve Class	(705,534,953)	(705,534,953)	(702,965,718)	(702,965,718)
Resource Class	(681,193,977)	(681,193,977)	(1,561,102,424)	(1,561,102,424)
Corporate Class	(3,986,002,279)	(3,986,002,279)	(4,689,445,732)	(4,689,445,732)
Net increase in share activity	6,004,077,106	$6,004,077,106	676,992,741	$676,992,741

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

47                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	475,968,821	$475,968,821	368,612,267	$368,612,267
Private Investment Class	9,868,856	9,868,856	71,398,479	71,398,479
Personal Investment Class	11,195,355	11,195,355	8,341,042	8,341,042
Cash Management Class	37,314,802	37,314,802	87,930,861	87,930,861
Reserve Class	142,035,205	142,035,205	14,172,451	14,172,451
Resource Class	196	196	17,934,744	17,934,744
Corporate Class	14,372,709	14,372,709	187,300,005	187,300,005

Issued as reinvestment of dividends:
Institutional Class	43,479	43,479	84,605	84,605
Private Investment Class	2,495	2,495	3,065	3,065
Cash Management Class	42,181	42,181	24,731	24,731
Reserve Class	48,377	48,377	1,197	1,197
Resource Class	2,027	2,027	3,214	3,214
Corporate Class	3,097	3,097	4,203	4,203

Reacquired:
Institutional Class	(460,430,932)	(460,430,932)	(390,844,344)	(390,844,344)
Private Investment Class	(9,693,605)	(9,693,605)	(80,997,448)	(80,997,448)
Personal Investment Class	(10,542,968)	(10,542,968)	(10,184,653)	(10,184,653)
Cash Management Class	(50,990,557)	(50,990,557)	(91,035,668)	(91,035,668)
Reserve Class	(111,325,505)	(111,325,505)	(9,002,488)	(9,002,488)
Resource Class	(2,180,158)	(2,180,158)	(19,274,260)	(19,274,260)
Corporate Class	(39,442,015)	(39,442,015)	(209,804,200)	(209,804,200)
Net increase (decrease) in share activity	6,291,860	$6,291,860	(55,332,197)	$(55,332,197)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

48                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,024,153,591	$1,024,153,591	1,022,223,755	$1,022,223,755
Private Investment Class	41,102,729	41,102,729	48,653,591	48,653,591
Personal Investment Class	2,880,498	2,880,498	5,529,842	5,529,842
Cash Management Class	51,239,007	51,239,007	85,609,129	85,609,129
Reserve Class	53,662,145	53,662,145	57,041,089	57,041,089
Resource Class	80,556	80,556	2,830,839	2,830,839
Corporate Class	1,175,406	1,175,406	—	—

Issued as reinvestment of dividends:
Institutional Class	70,780	70,780	35,799	35,799
Private Investment Class	15,014	15,014	13,990	13,990
Personal Investment Class	11	11	651	651
Cash Management Class	13,782	13,782	13,598	13,598
Reserve Class	14,449	14,449	13,480	13,480
Resource Class	1,634	1,634	2,430	2,430
Corporate Class	1,040	1,040	15,648	15,648

Reacquired:
Institutional Class	(1,029,467,949)	(1,029,467,949)	(1,090,280,786)	(1,090,280,786)
Private Investment Class	(47,119,202)	(47,119,202)	(52,475,383)	(52,475,383)
Personal Investment Class	(4,107,324)	(4,107,324)	(5,629,174)	(5,629,174)
Cash Management Class	(71,598,855)	(71,598,855)	(95,328,428)	(95,328,428)
Reserve Class	(53,916,442)	(53,916,442)	(62,919,733)	(62,919,733)
Resource Class	(2,197,792)	(2,197,792)	(3,822,709)	(3,822,709)
Corporate Class	(27,621,656)	(27,621,656)	(5,059,726)	(5,059,726)
Net increase (decrease) in share activity	(61,618,578)	$(61,618,578)	(93,532,098)	$(93,532,098)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 11—Financial Highlights

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.08%	$241,327	0.40	%(c)	0.64	%(c)	0.09	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	283,476	0.21		0.67		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	345,211	0.19		0.67		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	370,059	0.24		0.67		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	372,458	0.27		0.68		0.02
STIC Prime Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.15	141,061	0.25	(c)	0.68	(c)	0.15	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	162,216	0.07		0.69		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	152,133	0.06		0.69		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	166,612	0.12		0.69		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	159,750	0.15		0.70		0.05
Treasury Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	560,027	0.23	(c)	0.64	(c)	0.08	(c)
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	461,131	0.06		0.67		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	524,576	0.04		0.67		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	583,020	0.09		0.68		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	808,131	0.08		0.68		0.02
Government & Agency Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	340,874	0.23	(c)	0.62	(c)	0.10	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	422,564	0.08		0.63		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	347,046	0.06		0.63		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	358,383	0.11		0.64		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	382,019	0.10		0.63		0.03
Government TaxAdvantage Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	6,162	0.16	(c)	0.82	(c)	0.09	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	5,984	0.00		0.83		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	15,580	0.02		0.79		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	20,036	0.06		0.70		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	38,426	0.07		0.72		0.02
Tax-Free Cash Reserve Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	24,468	0.14	(c)	0.77	(c)	0.08	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	30,469	0.03		0.81		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	34,276	0.04		0.80		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	52,446	0.10		0.80		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	95,843	0.13		0.80		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $221,718, $146,229, $474,310, $450,792, $5,305 and $27,895 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

50                         Short-Term Investments Trust

NOTE 12—Subsequent Event

On July 23, 2014, the SEC amended certain regulations under the 1940 Act (“Amendments”) that govern the operation of registered money market funds. The Amendments, in effect, created three categories of money market funds: institutional funds offered primarily to institutions, retail funds offered primarily to natural persons, and government funds offered to both institutions and natural persons that invest primarily in U.S. government securities. The Board of Trustees of the Funds (the “Board”) approved the changes to the Funds listed below, which will become effective on or before October 12, 2016.

Under the Amendments, Liquid Assets Portfolio and STIC Prime Portfolio, both “institutional” money market funds, are required to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. Liquid Assets Portfolio’s and STIC Prime Portfolio’s floating NAVs will be rounded to four decimal places (e.g., $1.0000).

Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio, all “government” money market funds, and Tax-Free Cash Reserve Portfolio, a “retail” money market fund, will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio are required to invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements collateralized solely by cash and/or U.S. government securities.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio have the ability to impose a liquidity fee of up to 2% on redemptions and/or temporarily suspend redemptions for up to 10 days (“redemption gate”) in the event that weekly liquid assets fall below a designated threshold. The Board has adopted procedures to implement liquidity fees and redemption gates for Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio in this circumstance.

Further, the Board recently approved changes to the Government TaxAdvantage Portfolio’s investment strategies to reposition the Fund as a Treasury-only portfolio, including changing the Fund’s name to “Treasury Obligations Portfolio.” These changes are scheduled to take effect on or about November 4, 2016.

In addition, Liquid Assets Portfolio declared the following dividends from short term capital gains, which was payable to all share classes, subsequent to August 31, 2016:

Declaration Date	Amount per Share	Record Date	Payable Date
September 12, 2016	$0.00036112	September 12, 2016	September 13, 2016
October 7, 2016	$0.00016120	October 7, 2016	October 11, 2016

51                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Private Investment Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Private Investment Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trusts”) at August 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of the Private Investment Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 24, 2016

Houston, Texas

52                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Private Investment Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.60	$2.26	$1,022.87	$2.29	0.45%
STIC Prime Portfolio	1,000.00	1,001.00	1.51	1,023.63	1.53	0.30
Treasury Portfolio	1,000.00	1,000.50	1.51	1,023.63	1.53	0.30
Government & Agency Portfolio	1,000.00	1,000.60	1.46	1,023.68	1.48	0.29
Government TaxAdvantage Portfolio	1,000.00	1,000.60	0.85	1,024.28	0.87	0.17
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.50	1.31	1,023.83	1.32	0.26

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2016, through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

53                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts). During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the

54                         Short-Term Investments Trust

fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

55                         Short-Term Investments Trust

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted

56                         Short-Term Investments Trust

that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but each fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers

Government Taxadvantage Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco

Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing each Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

57                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2016:

Federal and State Income Tax
	Long-Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	$532	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	—	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	—	0.00%	0.00%	44.50%	0.00%
Government & Agency Portfolio	—	0.00%	0.00%	7.13%	0.00%
Government TaxAdvantage Portfolio	—	0.00%	0.00%	32.82%	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%	0.00%	0.00%	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$75,349	0.00%
STIC Prime Portfolio	944	0.00%
Treasury Portfolio	—	100%
Government & Agency Portfolio	116,517	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

58                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US) Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			147	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent) Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, Invesco Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as Invesco Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			147	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	147	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company); Member of the Audit Committee, Ferroglobe PLC and Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	147	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society, Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	147	Trustee, Evans Scholarship Foundation
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including Nature’s Sunshine Products, Inc.

Formerly: Director, The Boss Group, Ltd. and Reich & Tang Funds (5 portfolios) (registered investment company); Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			147	Director of Nature’s Sunshine Products, Inc.
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	147	None
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University and Director, Arvest Bank	147	Director of Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	147	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	147	None
Raymond Stickel, Jr. — 1944 Trustee	2006	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	147	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor and Executive-in-Residence, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	147	None

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Suzanne H. Woolsey — 1941 Trustee	2014	Retired. Formerly: Chief Executive Officer of Woolsey Partners LLC	147	Director, SunShare LLC; Trustee, Ocean Conservancy; Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses and of Colorado College; Trustee, Chair, Business and Finance Committee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010, Trustee of the Rocky Mountain Institute
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Karen Dunn Kelley — 1960 Senior Vice President	1989

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman and Director, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Senior Vice President, The Invesco Funds

Formerly: Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management DAC (formerly known as INVESCO Global Asset Management Limited) and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco AIM Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-5 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2016

Reserve Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

    (Renamed Treasury Obligations Portfolio effective November 4, 2016)

Tax-Free Cash Reserve Portfolio

2 Letters to Shareholders

4 Fund Data

5 Fund Objectives and Strategies

6 Fund Composition by Maturity

8 Schedules of Investments

32 Financial Statements

37 Notes to Financial Statements

50 Financial Highlights

52 Auditor’s Report

53 Fund Expenses

54 Approval of Investment Advisory and Sub-Advisory Contracts

58 Tax Information

T-1 Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2016. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued, but at a slightly slower pace than the prior fiscal year. The US economy continued to add jobs, bringing the unemployment rate below 5% while inflation remained subdued.[1] Against this backdrop, the Fed raised the federal funds target rate from a range of zero to 0.25% to a range of 0.25% to 0.50% in December 2015.[2] The quarter-point increase was the first increase in almost a decade.[2] Working against these positive developments, however, were global macroeconomic headwinds in the form of slow global growth and the potential impact of Brexit – the decision by UK voters to leave the European Union. These risks, coupled with continued low US inflation, limited the Fed to just the one quarter-point hike over the reporting period.

Short-term yields increased primarily due to the Fed’s increase in the fed funds rate. For example, the 12-month US Treasury bill yielded 0.57% on August 31, 2016, up 22 basis points from a year earlier.[3] (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 51 basis points to 0.84% over the reporting period.[3] However, much of that increase occurred late in the reporting period as money market investors shifted assets from prime money market funds to government money market funds; this resulted in declining demand for Libor-based assets such as certificates of deposit and commercial paper. Looking forward, expectations are that the Fed will raise the federal funds target rate, but at a slower and more methodical pace than the markets thought last year at this time.

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in July of 2014, which were fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. Invesco has been thoughtfully evaluating the impact of money market reform and the impact this reform will have on our investors and our product line. Throughout this process, we have been listening to your questions and working through the concerns that you have articulated to ensure our products continue to meet your needs. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund Data

Reserve Class data as of 8/31/16
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	10 - 42 days	11 days	17 days	$100.2 million
STIC Prime	7 - 19 days	8 days	8 days	21.5 million
Treasury	29 - 54 days	48 days	97 days	159.1 million
Government & Agency	24 - 54 days	49 days	105 days	315.9 million
Government TaxAdvantage	17 - 58 days	37 days	65 days	36.6 million
Tax-Free Cash Reserve	14 - 38 days	14 days	22 days	21.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Effective on or about October 12, 2016, changes were made to the redemption, shareholder eligibility and pricing procedures for certain of Invesco’s Money Market Funds (“Funds”), in compliance with new regulatory requirements that took effect on October 14, 2016. Pursuant to these requirements, some of the Funds will transact at a floating net asset value and/or be subject to liquidity fees and redemption gates under certain circumstances. Please see the Funds’ current prospectuses, which can be found at invesco.com/prospectus, for descriptions of the current redemption, shareholder eligibility and pricing procedures.

4                         Short-Term Investments Trust

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash and government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

5                         Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/16
	Liquid Assets Portfolio 1-9, 11-13	STIC Prime Portfolio 1-9, 11-13	Treasury Portfolio 2, 4-7, 10-11, 13	Government & Agency Portfolio 2, 4-7, 10-11, 13	Government TaxAdvantage Portfolio 2, 4-7, 11, 13	Tax-Free Cash Reserve Portfolio 1-8, 11-13
1 - 7	64.5%	69.4%	50.4%	37.9%	29.8%	92.6%
8 - 30	12.0	21.4	5.3	14.9	26.7	0.8
31 - 60	10.9	9.2	1.6	5.2	10.9	0.1
61 - 90	11.8	0.0	8.4	6.8	11.0	0.0
91 - 180	0.8	0.0	18.6	18.4	17.5	1.1
181+	0.0	0.0	15.7	16.8	4.1	5.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Liquidity risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
5	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
6	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

6                         Short-Term Investments Trust

7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
8	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatment that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
9	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
10	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
11	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
12	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
13	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

7                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–48.00%
Abbey National Treasury Services PLC	0.42%	09/06/2016	$100,000	$100,000,000
Abbey National Treasury Services PLC	0.43%	09/02/2016	175,000	175,000,000
Australia & New Zealand Banking Group, Ltd.(a)	0.31%	09/01/2016	368,000	368,000,000
Bank of Montreal(a)(b)	0.84%	09/07/2016	100,000	100,000,000
Bank of Montreal(a)(b)	0.84%	11/10/2016	200,000	200,000,000
Bank of Nova Scotia(a)(b)	0.93%	09/30/2016	120,100	120,100,000
Bank of Nova Scotia(a)(b)	0.98%	09/09/2016	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)	0.41%	09/06/2016	100,000	100,000,000
BNP Paribas S.A.(a)	0.30%	09/01/2016	200,000	200,000,000
Canadian Imperial Bank of Commerce(a)	0.30%	09/01/2016	290,000	290,000,000
Canadian Imperial Bank of Commerce(a)	0.90%	09/20/2016	75,000	75,000,000
Canadian Imperial Bank of Commerce(a)	0.93%	11/21/2016	90,000	90,000,000
Citibank, N.A.	0.53%	09/02/2016	45,000	45,000,000
Credit Industriel et Commercial(a)	0.38%	09/07/2016	70,000	70,000,000
Dexia Credit Local S.A.(a)(b)	0.86%	09/13/2016	100,000	100,000,000
Dexia Credit Local S.A.(a)	0.87%	11/14/2016	90,000	90,000,000
DNB Bank ASA(a)	0.30%	09/01/2016	478,478	478,477,949
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	0.75%	09/06/2016	50,000	50,000,827
HSBC Bank PLC(a)(b)(c)	0.97%	11/17/2016	107,000	107,000,000
KBC Bank N.V.(a)	0.41%	09/07/2016	100,000	100,000,000
KBC Bank N.V.(a)	0.42%	09/01/2016	100,000	100,000,000
Royal Bank of Canada(a)(b)	0.81%	10/03/2016	300,000	300,000,000
Skandinaviska Enskilda Banken AB(a)	0.30%	09/01/2016	580,000	580,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.42%	09/06/2016	100,000	100,000,000
Svenska Handelsbanken AB(a)	0.30%	09/01/2016	500,000	500,000,000
Svenska Handelsbanken AB(a)(b)	0.84%	09/19/2016	100,000	100,000,000
Swedbank AB(a)	0.30%	09/01/2016	350,000	350,000,000
Swedbank AB(a)	0.39%	09/06/2016	145,000	145,000,000
Swedbank AB(a)	0.39%	09/07/2016	80,000	80,000,000
Toronto-Dominion Bank (The)(a)(b)	0.87%	11/07/2016	77,000	77,000,000
UBS AG(a)(b)	0.93%	12/13/2016	95,000	95,000,000
Total Certificates of Deposit (Cost $5,385,578,776)				5,385,578,776

Commercial Paper–24.47%(d)
Asset-Backed Securities — Consumer Receivables–0.80%
Old Line Funding, LLC(c)	0.74%	09/16/2016	90,000	89,972,250

Asset-Backed Securities — Fully Supported–2.72%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(a)(c)	0.55%	10/03/2016	25,000	24,985,556
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(a)(c)	0.65%	09/06/2016	50,000	49,996,180
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	0.66%	09/12/2016	50,000	49,989,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)	0.69%	10/12/2016	115,000	115,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)	0.84%	10/12/2016	64,750	64,750,000
				304,721,653

Asset-Backed Securities — Fully Supported Bank–6.65%
Alpine Securitization Ltd. (CEP–Credit Suisse AG)(a)(c)	0.55%	09/08/2016	65,000	64,993,049
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.43%	09/06/2016	100,000	99,994,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Anglesea Funding LLC (Multi–CEP’s)(a)(b)(c)	0.76%	10/03/2016	$135,000	$135,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(a)	0.58%	09/02/2016	34,300	34,299,447
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.87%	09/12/2016	75,000	74,980,062
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.88%	11/10/2016	60,000	59,897,333
Halkin Finance LLC (Multi–CEP’s)(a)(c)	0.60%	09/06/2016	50,000	49,995,833
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.66%	09/01/2016	30,000	30,000,000
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.67%	09/01/2016	26,600	26,600,000
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.86%	11/16/2016	50,000	49,909,222
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.61%	09/08/2016	25,000	24,997,035
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.54%	09/08/2016	35,000	34,996,325
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.58%	09/12/2016	50,000	49,991,139
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.60%	09/09/2016	10,000	9,998,667
				745,652,140

Asset-Backed Securities — Multi-Purpose–0.89%
Versailles Commercial Paper LLC(b)(c)	0.66%	10/14/2016	100,000	100,000,000

Diversified Banks–11.67%
BNP Paribas S.A.(a)	0.41%	09/06/2016	100,000	99,994,306
BNP Paribas S.A.(a)	0.41%	09/07/2016	130,000	129,991,117
Dexia Credit Local S.A.(a)	0.65%	09/12/2016	102,450	102,429,652
DNB Bank ASA(a)(c)	0.88%	09/12/2016	75,000	74,979,833
ING (US) Funding LLC(a)	0.70%	09/08/2016	37,325	37,319,920
ING (US) Funding LLC(a)	0.70%	09/09/2016	125,000	124,980,556
Mizuho Bank, Ltd.(a)(c)	0.41%	09/06/2016	100,000	99,994,306
Societe Generale S.A.(a)	0.29%	09/01/2016	500,000	500,000,000
Sumitomo Mitsui Banking Corp.(a)(c)	0.67%	09/01/2016	140,000	140,000,000
				1,309,689,690

Other Diversified Financial Services–0.76%
Nationwide Building Society(a)(c)	0.73%	09/15/2016	85,000	84,975,869

Regional Banks–0.76%
HSBC Bank PLC(a)(b)	0.90%	09/06/2016	85,000	85,000,000

Specialized Finance–0.22%
CDP Financial Inc.(a)(c)	0.55%	09/08/2016	25,000	24,997,326
Total Commercial Paper (Cost $2,745,008,928)				2,745,008,928

Medium-Term Notes–5.43%
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes(b)	0.76%	10/19/2016	235,000	235,000,000
Unsec. Medium-Term Floating Rate Notes(b)	0.82%	10/29/2016	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(a)(b)(c)	0.91%	11/04/2016	150,000	150,000,000
Total Medium-Term Notes (Cost $610,000,000)				610,000,000

Variable Rate Demand Notes–5.07%(e)
Credit Enhanced–4.99%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.51%	06/01/2029	2,535	2,535,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.62%	12/01/2028	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Blair (County of), Pennsylvania Industrial Development Authority (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	10/01/2028	$39,900	$39,900,000
California (State of) Statewide Communities Development Authority (Birchcrest Apartments); Series 2001 S, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.76%	08/01/2032	1,500	1,500,000
California (State of); Series 2003 C-4, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.56%	05/01/2033	11,140	11,140,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.49%	07/01/2038	4,685	4,685,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.56%	09/01/2033	18,684	18,684,000
District of Columbia (Pew Charitable Trusts (The)); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	04/01/2038	70,000	70,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.57%	03/01/2030	3,272	3,272,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	06/01/2037	5,318	5,318,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(f)	0.65%	08/01/2027	1,000	1,000,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.63%	12/01/2028	8,500	8,500,000
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	02/01/2040	19,500	19,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(f)	0.59%	02/01/2042	10,800	10,800,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage Network); Series 2006, VRD RB (LOC–US Bank, N.A.)(f)	0.59%	05/01/2036	2,330	2,330,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–US Bank, N.A.)(f)	0.59%	10/01/2033	3,901	3,901,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	09/01/2048	20,435	20,435,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 & 240); Series 1993, VRD Special Assessment RB (LOC–U.S.Bank, N.A.)(f)	0.50%	04/01/2033	7,000	7,000,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(c)(f)	0.59%	04/01/2047	43,600	43,600,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	0.56%	05/01/2037	19,980	19,980,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.58%	10/01/2042	1,500	1,500,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.57%	07/01/2038	9,000	9,000,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.60%	07/15/2036	3,965	3,965,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(f)	0.58%	11/01/2044	30,000	30,000,000
New York (State of) Housing Finance Agency (625 West 57th Street Housing); Series 2015 A-1, VRD RB (LOC–Bank of New York Mellon (The))(f)	0.57%	05/01/2049	69,050	69,050,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.57%	11/01/2041	9,500	9,500,000
New York City Housing Development Corp. (Crest (The)); Series 2005 A, VRD MFH RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(f)	0.65%	12/01/2036	16,730	16,730,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.58%	08/01/2034	10,433	10,433,000
Philadelphia School District; Series 2016 C, Ref. VRD Limited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.58%	09/01/2030	32,259	32,259,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.56%	07/01/2040	1,970	1,970,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	04/01/2026	$1,193	$1,193,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	07/01/2037	29,872	29,872,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.60%	06/15/2031	1,945	1,945,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.66%	06/01/2041	6,990	6,990,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.58%	11/15/2043	14,950	14,950,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.66%	09/15/2036	4,375	4,375,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.59%	07/01/2027	5,884	5,884,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	08/15/2034	14,500	14,500,000
				560,196,000

Other Variable Rate Demand Notes–0.08%
Federal Home Loan Mortgage Corp.; Series M028, Class A, VRD MFH Ctfs.	0.65%	09/15/2024	8,425	8,425,000
Total Variable Rate Demand Notes (Cost $568,621,000)				568,621,000

U.S. Treasury Bills–1.96%(d)
U.S. Treasury Bills (Cost $219,771,444)	0.45%	11/25/2016	220,000	219,771,444
TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.93% (Cost $9,528,980,148)				9,528,980,148

			Repurchase Amount
Repurchase Agreements–15.45%(g)
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $600,006,167 (collateralized by a U.S. Treasury obligation valued at $611,526,891; 0.13%, 04/15/2020)	0.37%	09/01/2016	600,006,167	600,000,000
Citigroup Global Markets Inc., term agreement dated 04/11/2016, maturing value of $60,000,000 (collateralized by domestic and foreign non-agency asset-backed securities valued at $66,000,001; 0%-5.06%, 09/25/2034-12/26/2050)(b)	1.00%	12/02/2016	60,000,000	60,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2016, maturing value of $100,011,667 (collateralized by domestic and foreign agency mortgage-backed securities valued at $110,000,935; 0%-9.86%, 11/26/2035-02/25/2056)(a)(h)	0.60%	09/07/2016	100,011,667	100,000,000
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $10,000,147 (collateralized by a domestic corporate obligation valued at $10,500,782; 2.70%, 05/13/2022)(a)	0.53%	09/01/2016	10,000,147	10,000,000
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $10,002,256 (collateralized by domestic corporate obligations valued at $10,502,355; 2.40%-3.75%, 08/08/2026-02/12/2045)(a)	0.58%	09/07/2016	10,002,256	10,000,000
ING Financial Markets, LLC, term agreement dated 08/29/2016, maturing value of $30,003,467 (collateralized by domestic and foreign corporate obligations valued at $31,502,179; 2.00%-5.88%, 10/19/2016-02/23/2046)(a)	0.52%	09/06/2016	30,003,467	30,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	375,826,634	375,823,293
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/31/2016, maturing value of $250,230,903 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securities and a foreign corporate obligation valued at $267,421,524; 0%-16.76%, 07/28/2020-08/25/2055)(b)	0.95%	10/05/2016	250,230,903	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., term agreement dated 08/01/2016, maturing value of $98,113,190 (collateralized by domestic agency mortgage-backed securities valued at $99,960,000; 0%-6.18%, 12/25/2033-07/25/2046)(a)(h)	0.66%	10/03/2016	$98,113,190	$98,000,000
Societe Generale, agreement dated 08/31/2016, maturing value of $100,000,011 (collateralized by a U.S. Treasury obligation valued at $102,033,328; 0.14%, 05/31/2021)	0.38%	09/01/2016	100,000,011	99,998,955
Wells Fargo Securities, LLC, agreement dated 08/31/2016, maturing value of $100,001,111 (collateralized by domestic corporate obligations valued at $105,000,000; 0%, 09/01/2016-09/07/2016)	0.40%	09/01/2016	100,001,111	100,000,000
Total Repurchase Agreements (Cost $1,733,822,248)				1,733,822,248
TOTAL INVESTMENTS(i)(j)–100.38% (Cost $11,262,802,396)				11,262,802,396
OTHER ASSETS LESS LIABILITIES–(0.38)%				(42,872,718)
NET ASSETS–100.00%				$11,219,929,678

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 15.6%; Canada: 13.6%; France: 11.9%; Japan: 5.2%; other countries less than 5% each: 24.8%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $1,706,229,013, which represented 15.21% of the Fund’s Net Assets.
(d)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
BNP Paribas S.A.	5.4%
Svenska Handelsbanken AB	5.3
Skandinaviska Enskilda Banken AB	5.2
Swedbank AB	5.1
Societe Generale S.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–38.84%
Abbey National Treasury Services PLC	0.43%	09/02/2016	$25,000	$25,000,000
Australia & New Zealand Banking Group, Ltd.(a)	0.31%	09/01/2016	100,000	100,000,000
BNP Paribas S.A.(a)	0.30%	09/01/2016	75,000	75,000,000
Canadian Imperial Bank of Commerce(a)	0.30%	09/01/2016	75,000	75,000,000
Citibank, N.A.	0.53%	09/02/2016	30,000	30,000,000
DNB Bank ASA(a)	0.30%	09/01/2016	60,000	60,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	0.55%	09/12/2016	50,000	50,000,000
Lloyds Bank PLC(a)	0.30%	09/01/2016	50,000	50,000,000
Skandinaviska Enskilda Banken AB(a)	0.30%	09/01/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.58%	09/01/2016	40,000	40,000,000
Svenska Handelsbanken AB(a)	0.30%	09/01/2016	50,000	50,000,000
Svenska Handelsbanken AB(a)	0.53%	09/16/2016	50,000	50,000,104
Swedbank AB(a)	0.30%	09/01/2016	100,000	100,000,000
Total Certificates of Deposit (Cost $805,000,104)				805,000,104

Commercial Paper–31.96%(b)
Asset-Backed Securities — Fully Supported–2.17%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.56%	09/09/2016	20,000	19,997,511
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	0.58%	09/06/2016	25,000	24,997,986
				44,995,497

Asset-Backed Securities — Fully Supported Bank–16.45%
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.61%	09/06/2016	25,000	24,997,882
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.59%	09/02/2016	15,000	14,999,754
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.76%	10/05/2016	30,000	29,978,467
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.60%	09/07/2016	10,000	9,999,000
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(a)	0.70%	10/03/2016	30,000	29,981,333
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(a)	0.58%	09/02/2016	15,000	14,999,758
Cedar Springs Capital Co. LLC (CEP–UBS AG)(a)(c)	0.57%	09/15/2016	50,000	49,988,917
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.67%	09/02/2016	45,000	44,999,162
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.61%	10/07/2016	20,000	19,987,800
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.61%	09/08/2016	15,000	14,998,221
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.60%	09/09/2016	66,000	65,991,200
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.58%	09/12/2016	20,000	19,996,456
				340,917,950

Asset-Backed Securities — Multi–Purpose–2.41%
Nieuw Amsterdam Receivables Corp.(a)(c)	0.63%	10/07/2016	50,000	49,968,500

Diversified Banks–8.30%
Bank of Nova Scotia(a)(c)	0.60%	09/19/2016	40,000	39,988,000
BNP Paribas S.A.(a)	0.51%	09/02/2016	25,000	24,999,646
DNB Bank ASA(a)(c)	0.54%	10/03/2016	40,000	39,980,800
NRW Bank(a)(c)	0.55%	09/19/2016	30,000	29,991,750
NRW Bank(a)(c)	0.61%	09/26/2016	37,000	36,984,326
				171,944,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–2.63%
CDP Financial Inc.(a)(c)	0.48%	09/08/2016	$46,000	$45,995,707
CDP Financial Inc.(a)(c)	0.55%	09/08/2016	8,000	8,499,091
				54,494,798
Total Commercial Paper (Cost $662,321,267)				662,321,267

Variable Rate Demand Notes–12.48%(d)
Credit Enhanced–12.48%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.51%	06/01/2029	1,935	1,935,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.78%	09/01/2019	2,373	2,373,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.62%	12/01/2028	5,510	5,510,000
Blair (County of), Pennsylvania Industrial Development Authority (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	10/01/2028	15,000	15,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	06/01/2037	6,000	6,000,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, MFH VRD RB (LOC–Citibank, N.A.)(e)	0.63%	10/01/2039	10,380	10,380,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.56%	09/01/2033	4,190	4,190,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.67%	04/01/2024	164	164,000
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.64%	06/15/2025	3,975	3,975,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.60%	05/01/2036	7,140	7,140,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.58%	11/01/2030	1,104	1,104,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(e)	0.57%	11/01/2024	4,715	4,715,000
Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.59%	06/01/2048	3,822	3,822,000
Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.57%	02/15/2042	4,829	4,829,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	01/01/2038	2,665	2,665,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.59%	05/01/2036	305	305,000
Illinois (State of) Finance Authority (Waste Management, Inc.); Series 2003, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.65%	09/01/2027	5,000	5,000,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 and 240); Series 1993, VRD Special Assessment RB (LOC–U.S. Bank, N.A.)(e)	0.50%	04/01/2033	13,400	13,400,000
Jets Stadium Development, LLC; Series 2007 A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(c)(e)	0.59%	04/01/2047	59,200	59,200,000
Loudoun (County of), Virginia Industrial Development Authority (Loudoun County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	03/01/2038	2,658	2,658,000
Louisa (County of), Virginia Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	10/01/2030	634	634,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(c)(e)	0.54%	01/01/2033	5,535	5,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.60%	07/01/2028	725	725,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(e)	0.58%	11/01/2044	10,900	10,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.63%	11/01/2044	$3,400	$3,400,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.63%	11/01/2046	12,911	12,911,000
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	03/01/2031	7,233	7,233,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)	0.58%	06/01/2025	10,710	10,710,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.58%	08/01/2034	7,311	7,311,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.57%	07/01/2032	1,048	1,048,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.58%	05/01/2032	2,152	2,152,000
Philadelphia School District; Series 2016 C, Ref. VRD Limited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.58%	09/01/2030	5,496	5,496,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	04/01/2026	519	519,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	07/01/2037	2,250	2,250,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	03/01/2028	2,702	2,702,000
Southfield Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	10/01/2031	809	809,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.59%	10/01/2033	3,241	3,241,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.60%	05/01/2042	11,298	11,298,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.59%	07/15/2031	1,750	1,750,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(e)	0.59%	07/01/2027	3,106	3,106,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	08/15/2034	10,608	10,608,000
Total Variable Rate Demand Notes (Cost $258,703,000)				258,703,000

U.S. Government Sponsored Agency Securities–1.23%
Overseas Private Investment Corp. (OPIC)–1.23%(d)
Unsec. Gtd. VRD COP	0.43%	05/15/2030	11,596	11,596,000
Unsec. Gtd. VRD COP	0.58%	09/15/2022	10,000	10,000,000
Unsec. Gtd. VRD COP	0.58%	09/20/2022	4,000	4,000,000
Total U.S. Government Sponsored Agency Securities (Cost $25,596,000)				25,596,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.51% (Cost $1,751,620,371)				1,751,620,371

			Repurchase Amount
Repurchase Agreements–15.48%(f)
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2016, maturing value of $80,009,333 (collateralized by domestic agency mortgage-backed securities valued at $84,000,275; 0%-14.72%, 10/27/2034-11/25/2057)(a)(g)	0.60%	09/07/2016	80,009,333	80,000,000
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $75,001,104 (collateralized by domestic and foreign corporate obligations valued at $79,467,518; 1.72%-8.40%, 06/24/2018-11/15/2045)(a)	0.53%	09/01/2016	75,001,104	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 08/29/2016, maturing value of $15,001,733 (collateralized by domestic corporate obligations valued at $16,503,190; 2.40%-3.70%, 05/13/2022-08/08/2046)(a)	0.52%	09/06/2016	$15,001,733	$15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	25,474,985	25,474,759
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/31/2016, maturing value of $20,268,703 (collateralized by a domestic non-agency mortgage-backed security valued at $22,275,000; 0%, 08/10/2045)	0.95%	10/05/2016	20,268,703	20,250,000
RBC Capital Markets Corp., term agreement dated 08/01/2016, maturing value $105,121,275 (collateralized by domestic agency asset-backed securities valued at $107,100,000; 0%-6.74%, 03/15/2028-07/20/2046)(a)(g)	0.66%	10/03/2016	105,121,275	105,000,000
Total Repurchase Agreements (Cost $320,724,759)				320,724,759
TOTAL INVESTMENTS(h)(i)–99.99% (Cost $2,072,345,130)				2,072,345,130
OTHER ASSETS LESS LIABILITIES–0.01%				278,832
NET ASSETS–100.00%				$2,072,623,962

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi–Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 14.5%; Canada: 14.4%; Netherlands: 10.1%; France: 9.2%; Japan: 8.9%; Germany: 7.4%; Switzerland: 6.3%; other countries less than 5% each: 14.2%.
(b)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”).The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $632,077,544, which represented 30.50% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–46.78%
U.S. Treasury Bills–27.08%(a)
U.S. Treasury Bills	0.48%	09/08/2016	$300,000	$299,972,292
U.S. Treasury Bills	0.49%	09/15/2016	150,000	149,971,708
U.S. Treasury Bills	0.51%	09/15/2016	200,000	199,960,722
U.S. Treasury Bills	0.48%	09/29/2016	400,000	399,852,222
U.S. Treasury Bills	0.33%	10/20/2016	200,000	199,912,481
U.S. Treasury Bills	0.39%	11/10/2016	914	913,525
U.S. Treasury Bills	0.40%	11/17/2016	141,000	140,880,875
U.S. Treasury Bills	0.31%	11/25/2016	400,000	399,711,000
U.S. Treasury Bills	0.45%	11/25/2016	158,000	157,835,855
U.S. Treasury Bills	0.46%	11/25/2016	250,000	249,734,375
U.S. Treasury Bills	0.32%	12/01/2016	300,000	299,761,125
U.S. Treasury Bills	0.33%	12/01/2016	450,000	449,629,174
U.S. Treasury Bills	0.34%	12/01/2016	400,000	399,661,276
U.S. Treasury Bills	0.49%	12/01/2016	200,000	199,757,333
U.S. Treasury Bills	0.40%	01/12/2017	200,000	199,705,922
U.S. Treasury Bills	0.42%	01/19/2017	200,000	199,677,222
U.S. Treasury Bills	0.43%	01/19/2017	200,000	199,668,666
U.S. Treasury Bills	0.44%	01/26/2017	200,000	199,648,833
U.S. Treasury Bills	0.40%	02/02/2017	195,000	194,670,505
U.S. Treasury Bills	0.42%	02/09/2017	150,000	149,724,958
U.S. Treasury Bills	0.44%	02/16/2017	171,000	170,652,870
U.S. Treasury Bills	0.45%	02/16/2017	234,000	233,514,061
U.S. Treasury Bills	0.45%	02/23/2017	150,000	149,676,979
U.S. Treasury Bills	0.46%	02/23/2017	402,000	401,120,625
U.S. Treasury Bills	0.59%	04/27/2017	124,000	123,528,218
U.S. Treasury Bills	0.57%	06/22/2017	200,000	199,085,333
U.S. Treasury Bills	0.55%	07/20/2017	48,000	47,766,013
U.S. Treasury Bills	0.57%	07/20/2017	152,000	151,242,727
				6,167,236,895

U.S. Treasury Notes–19.70%
U.S. Treasury Floating Rate Notes(b)	0.50%	10/31/2017	706,250	706,054,380
U.S. Treasury Floating Rate Notes(b)	0.61%	01/31/2018	300,000	300,160,479
U.S. Treasury Floating Rate Notes(b)	0.53%	04/30/2018	664,000	664,091,065
U.S. Treasury Floating Rate Notes(b)	0.51%	07/31/2018	445,240	445,284,285
U.S. Treasury Notes	1.00%	09/30/2016	150,000	150,055,611
U.S. Treasury Notes	3.13%	10/31/2016	152,492	153,142,665
U.S. Treasury Notes	4.63%	11/15/2016	350,000	353,023,406
U.S. Treasury Notes	0.50%	11/30/2016	100,000	100,017,911
U.S. Treasury Notes	2.75%	11/30/2016	150,000	150,804,893
U.S. Treasury Notes	0.88%	01/31/2017	200,000	200,280,423
U.S. Treasury Notes	0.63%	02/15/2017	100,000	100,052,663
U.S. Treasury Notes	4.63%	02/15/2017	225,000	229,206,093
U.S. Treasury Notes	0.50%	02/28/2017	100,000	99,962,854
U.S. Treasury Notes	0.88%	02/28/2017	50,000	50,084,753
U.S. Treasury Notes	3.00%	02/28/2017	50,000	50,608,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Notes	0.50%	04/30/2017	$176,000	$175,980,117
U.S. Treasury Notes	0.88%	04/30/2017	150,000	150,356,964
U.S. Treasury Notes	2.75%	05/31/2017	200,000	203,258,333
U.S. Treasury Notes	2.50%	06/30/2017	200,000	203,122,584
				4,485,547,486
Total U.S. Treasury Securities (Cost $10,652,784,381)				10,652,784,381
TOTAL INVESTMENTS (excluding Repurchase Agreements)–46.78% (Cost $10,652,784,381)				10,652,784,381

			Repurchase Amount
Repurchase Agreements–58.35%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2016, maturing value of $350,003,208 (collateralized by U.S. Treasury obligations valued at $357,000,033; 1.50%-5.38%, 12/31/2018-11/15/2045)	0.33%	09/01/2016	350,003,208	350,000,000
Bank of Montreal, term agreement dated 08/04/2016, maturing value of $250,250,347 (collateralized by U.S. Treasury obligations valued at $255,000,094; 0.36%-8.75%, 07/31/2017-05/15/2046)(d)	0.35%	11/15/2016	250,250,347	250,000,000
Bank of Nova Scotia, agreement dated 08/31/2016, maturing value of $50,000,444 (collateralized by a U.S. Treasury obligation valued at $51,000,052; 0.88%, 06/15/2017)	0.32%	09/01/2016	50,000,444	50,000,000
Bank of Nova Scotia, agreement dated 08/31/2016, maturing value of $500,004,444 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13%-8.88%, 09/30/2016-05/15/2046)	0.32%	09/01/2016	500,004,444	500,000,000
Bank of Nova Scotia, term agreement dated 06/07/2016, maturing value of $160,165,822 (collateralized by U.S. Treasury obligations valued at $163,200,100; 0.13%-6.25%, 01/15/2017-05/15/2038)(d)	0.41%	09/06/2016	160,165,822	160,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $1,930,019,836 (collateralized by U.S. Treasury obligations valued at $1,969,920,445; 0.13%-1.38%, 01/15/2021-02/15/2044)	0.37%	09/01/2016	1,930,019,836	1,930,000,000
BNP Paribas Securities Corp., term agreement dated 08/29/2016, maturing value of $235,018,800 (collateralized by U.S. Treasury obligations valued at $239,596,184; 1.38%, 05/31/2021)(d)	0.36%	09/06/2016	235,018,800	235,000,000
CIBC World Markets Corp., agreement dated 08/31/2016, maturing value of $1,100,009,472 (collateralized by U.S. Treasury obligations valued at $1,122,001,293; 0.08%-9.00%, 09/15/2016-02/15/2046)	0.31%	09/01/2016	1,100,009,472	1,100,000,000
Citigroup Global Markets Inc., agreement dated 08/31/2016, maturing value of $400,003,556 (collateralized by U.S. Treasury obligations valued at $408,000,049; 1.75%-2.75%, 12/31/2017-11/15/2020)	0.32%	09/01/2016	400,003,556	400,000,000
Citigroup Global Markets Inc., term agreement dated 08/25/2016, maturing value of $700,042,194 (collateralized by U.S. Treasury obligations valued at $714,000,005; 0%-5.25%, 07/31/2020-05/16/2046)(d)	0.31%	09/01/2016	700,042,194	700,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $100,000,861 (collateralized by a U.S. Treasury obligation valued at $102,000,005; 1.75%, 02/28/2022)	0.31%	09/01/2016	100,000,861	100,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $500,004,306 (collateralized by a U.S. Treasury obligation valued at $510,000,073; 2.38%, 01/15/2017)	0.31%	09/01/2016	500,004,306	500,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 08/25/2016, maturing value of $250,015,069 (collateralized by U.S. Treasury obligations valued at $255,000,095; 0.13%-2.75%, 01/15/2022-11/15/2023)(d)	0.31%	09/01/2016	250,015,069	250,000,000
Credit Suisse Securities (USA) LLC, agreement dated 08/31/2016, maturing value of $500,004,444 (collateralized by U.S. Treasury obligations valued at $510,003,220; 0.75%-3.88%, 01/15/2027-02/15/2042)	0.32%	09/01/2016	500,004,444	500,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $150,001,727 (collateralized by U.S. Treasury obligations valued at $152,836,142; 1.13%, 01/15/2021)	0.40%	09/01/2016	150,001,727	150,000,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $540,737,557 (collateralized by U.S. Treasury obligations valued at $551,706,428; 0.13%, 04/15/2021)	0.36%	09/01/2016	$540,737,557	$540,732,150
J.P. Morgan Securities Inc., agreement dated 08/31/2016, maturing value of $250,002,222 (collateralized by U.S. Treasury obligations valued at $255,000,994; 1.38%-1.63%, 02/29/2020-11/30/2020)	0.32%	09/01/2016	250,002,222	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	123,576,647	123,575,549
Mitsubishi UFJ Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $200,001,556 (collateralized by U.S. Treasury obligations valued at $204,000,001; 0%-5.38%, 09/29/2016-05/15/2046)	0.28%	09/01/2016	200,001,556	200,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2016, maturing value of $261,197,257 (collateralized by U.S. Treasury obligations valued at $266,416,240; 0%, 11/15/2027-08/15/2037)	0.38%	09/01/2016	261,197,257	261,194,500
RBC Capital Markets LLC, term agreement dated 08/29/2016, maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,048; 0%-8.88%, 09/01/2016-02/15/2045)(b)(d)	0.34%	11/28/2016	500,000,000	500,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $415,027,938 (collateralized by U.S. Treasury obligations valued at $423,156,488; 2.38%, 08/15/2024)(d)	0.40%	09/01/2016	415,027,938	414,995,661
Societe Generale, agreement dated 08/31/2016, maturing value of $249,997,496 (collateralized by U.S. Treasury obligations valued at $254,946,550; 2.25%, 11/15/2024)	0.38%	09/01/2016	249,997,496	249,994,857
Societe Generale, agreement dated 08/31/2016, maturing value of $820,004,056 (collateralized by U.S. Treasury obligations valued at $836,677,342; 1.38%, 05/31/2021)	0.38%	09/01/2016	820,004,056	819,995,400
Societe Generale, open agreement dated 07/13/2016 (collateralized by U.S. Treasury obligations valued at $1,122,000,050; 0.13%-8.75%, 02/15/2017-11/15/2045)(b)(e)	0.28%	—	—	1,100,000,000
TD Securities (USA) LLC, agreement dated 08/31/2016, maturing value of $300,002,667 (collateralized by U.S. Treasury obligations valued at $306,000,031; 0.13%-7.88%, 09/15/2016-11/15/2045)	0.32%	09/01/2016	300,002,667	300,000,000
Wells Fargo Bank, N.A., agreement dated 08/31/2016, maturing value of $425,003,778 (collateralized by U.S. Treasury obligations valued at $433,500,029; 0.88%-1.38%, 10/15/2017-10/31/2020)	0.32%	09/01/2016	425,003,778	425,000,000
Wells Fargo Bank, N.A., term agreement dated 08/02/2016, maturing value of $200,207,278 (collateralized by U.S. Treasury obligations valued at $204,000,090; 1.25%-1.63%, 12/31/2019-07/31/2020)	0.41%	11/01/2016	200,207,278	200,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2016, maturing value of $325,002,889 (collateralized by U.S. Treasury obligations valued at $331,500,069; 0.13%-3.88%, 04/15/2017-02/15/2046)	0.32%	09/01/2016	325,002,889	325,000,000
Wells Fargo Securities, LLC, term agreement dated 07/08/2016, maturing value of $160,160,000 (collateralized by U.S. Treasury obligations valued at $163,200,063; 3.00%-3.13%, 02/15/2042-11/15/2045)	0.40%	10/06/2016	160,160,000	160,000,000
Wells Fargo Securities, LLC, term agreement dated 08/08/2016, maturing value of $240,248,733 (collateralized by U.S. Treasury obligations valued at $244,800,012; 3.00%, 05/15/2042-11/15/2045)	0.41%	11/07/2016	240,248,733	240,000,000
Total repurchase Agreements (Cost $13,285,488,177)				13,285,488,177
TOTAL INVESTMENTS(f)–105.13% (Cost $23,938,272,558)				23,938,272,558
OTHER ASSETS LESS LIABILITIES–(5.13)%				(1,168,225,703)
NET ASSETS–100.00%				$22,770,046,855

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–37.51%
Federal Farm Credit Bank (FFCB)–3.87%
Disc. Notes(a)	0.52%	12/21/2016	$25,000	$24,959,917
Disc. Notes(a)	0.57%	03/20/2017	19,000	18,939,833
Unsec. Bonds(b)	0.52%	05/30/2017	45,000	44,996,137
Unsec. Bonds(b)	0.54%	06/20/2017	39,325	39,298,277
Unsec. Bonds(b)	0.53%	07/06/2017	70,000	69,984,938
Unsec. Bonds(b)	0.54%	07/14/2017	14,000	14,002,411
Unsec. Bonds(b)	0.66%	07/21/2017	45,000	44,999,938
Unsec. Bonds(b)	0.55%	07/25/2017	35,600	35,615,373
Unsec. Bonds(b)	0.50%	08/21/2017	22,000	21,988,085
Unsec. Bonds(b)	0.56%	08/29/2017	4,625	4,625,011
Unsec. Bonds(b)	0.56%	11/13/2017	8,000	7,990,795
Unsec. Bonds(b)	0.54%	12/27/2017	30,000	29,948,271
Unsec. Bonds(b)	0.54%	01/17/2018	10,000	9,992,377
Unsec. Bonds(b)	0.58%	02/09/2018	25,000	25,003,618
Unsec. Bonds(b)	0.55%	02/26/2018	50,000	49,977,986
Unsec. Bonds(b)	0.63%	03/21/2018	20,000	20,014,232
				462,337,199

Federal Home Loan Bank (FHLB)–23.12%
Unsec. Bonds	0.56%	01/20/2017	60,000	59,997,740
Unsec. Bonds	0.54%	01/25/2017	49,000	48,992,198
Unsec. Bonds	0.54%	01/25/2017	48,000	47,988,511
Unsec. Bonds	0.54%	01/26/2017	20,000	19,995,936
Unsec. Bonds(b)	0.54%	02/27/2017	25,000	25,000,000
Unsec. Bonds	0.88%	03/10/2017	13,155	13,178,995
Unsec. Bonds	0.55%	03/21/2017	52,630	52,639,816
Unsec. Bonds	0.60%	05/19/2017	62,000	62,000,000
Unsec. Bonds	0.60%	05/23/2017	73,000	72,997,176
Unsec. Bonds(b)	0.50%	08/18/2017	73,500	73,464,338
Unsec. Bonds(b)	0.68%	10/30/2017	199,700	199,682,374
Unsec. Bonds(b)	0.57%	11/15/2017	40,000	40,000,000
Unsec. Bonds(b)	0.56%	11/17/2017	25,000	25,000,000
Unsec. Bonds(b)	0.58%	02/16/2018	45,000	45,000,000
Unsec. Disc. Notes(a)	0.07%	09/01/2016	5,000	5,000,000
Unsec. Disc. Notes(a)	0.50%	09/23/2016	85,000	84,974,028
Unsec. Disc. Notes(a)	0.51%	09/23/2016	43,100	43,086,699
Unsec. Disc. Notes(a)	0.48%	10/14/2016	250,850	250,705,269
Unsec. Disc. Notes(a)	0.46%	10/19/2016	11,000	10,993,297
Unsec. Disc. Notes(a)	0.46%	10/21/2016	75,000	74,952,708
Unsec. Disc. Notes(a)	0.52%	10/24/2016	52,000	51,960,191
Unsec. Disc. Notes(a)	0.55%	11/18/2016	100,000	99,881,267
Unsec. Disc. Notes(a)	0.34%	11/23/2016	115,000	114,909,853
Unsec. Disc. Notes(a)	0.35%	11/25/2016	400,000	399,671,805
Unsec. Disc. Notes(a)	0.44%	01/06/2017	100,000	99,846,541
Unsec. Disc. Notes(a)	0.48%	02/22/2017	147,000	146,661,803
Unsec. Global Bonds(b)	0.46%	01/17/2017	80,000	79,957,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Global Bonds(b)	0.61%	01/23/2017	$50,000	$50,000,000
Unsec. Global Bonds(b)	0.53%	04/21/2017	10,000	9,997,136
Unsec. Global Bonds	1.00%	06/21/2017	30,380	30,472,609
Unsec. Global Bonds(b)	0.52%	08/15/2017	50,000	50,000,000
Unsec. Global Bonds(b)	0.55%	09/06/2017	25,000	25,000,288
Unsec. Global Bonds(b)	0.72%	11/15/2017	60,000	59,977,692
Unsec. Global Bonds(b)	0.57%	12/07/2017	22,000	21,997,503
Unsec. Global Bonds(b)	0.63%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds(b)	0.67%	02/26/2018	185,000	185,000,000
				2,760,983,377

Federal Home Loan Mortgage Corp. (FHLMC)–5.49%
Unsec. Disc. Notes(a)	0.49%	09/23/2016	90,000	89,973,172
Unsec. Disc. Notes(a)	0.40%	01/04/2017	80,000	79,888,889
Unsec. Disc. Notes(a)	0.41%	01/06/2017	205,000	204,703,491
Unsec. Disc. Notes(a)	0.42%	01/09/2017	45,000	44,931,750
Unsec. Global Notes(b)	0.51%	01/13/2017	10,000	10,001,689
Unsec. Global Notes	0.50%	01/27/2017	26,111	26,112,677
Unsec. Global Notes	5.00%	02/16/2017	35,000	35,715,910
Unsec. Global Notes(b)	0.52%	04/20/2017	30,000	29,997,096
Unsec. Global Notes(b)	0.56%	04/27/2017	14,000	13,994,969
Unsec. Global Notes(b)	0.64%	07/21/2017	20,000	19,998,179
Unsec. Global Notes(b)	0.63%	01/08/2018	100,000	100,000,000
				655,317,822

Federal National Mortgage Association (FNMA)–2.53%
Unsec. Global Notes	1.13%	04/27/2017	42,863	43,023,093
Unsec. Global Notes	5.00%	05/11/2017	60,000	61,821,216
Unsec. Global Notes(b)	0.51%	09/08/2017	35,000	34,965,363
Unsec. Global Notes(b)	0.51%	10/05/2017	112,815	112,760,395
Unsec. Notes(b)	0.52%	08/16/2017	50,000	49,990,348
				302,560,415

Overseas Private Investment Corp. (OPIC)–2.50%
Sec. Gtd. VRD COP Bonds(c)	0.56%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.56%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.56%	09/15/2020	81,000	81,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.56%	07/15/2025	47,000	47,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.58%	07/09/2026	51,000	51,000,000
				299,000,000
Total U.S. Government Sponsored Agency Securities (Cost $4,480,198,813)				4,480,198,813

U.S. Treasury Securities–12.21%
U.S. Treasury Bills–11.79%(a)
U.S. Treasury Bills	0.15%	09/01/2016	11,017	11,016,705
U.S. Treasury Bills	0.49%	09/01/2016	50,000	50,000,000
U.S. Treasury Bills	0.47%	09/29/2016	150,000	149,946,041
U.S. Treasury Bills	0.40%	02/02/2017	50,000	49,915,514
U.S. Treasury Bills	0.42%	02/09/2017	50,000	49,908,319
U.S. Treasury Bills	0.44%	02/16/2017	50,000	49,898,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	0.45%	02/16/2017	$100,000	$99,792,100
U.S. Treasury Bills	0.46%	02/16/2017	50,000	49,894,767
U.S. Treasury Bills	0.45%	02/23/2017	500,000	498,918,889
U.S. Treasury Bills	0.46%	02/23/2017	400,000	399,125,000
				1,408,415,835

U.S. Treasury Notes–0.42%
U.S. Treasury Floating Rate Notes(b)	0.50%	10/31/2017	50,000	49,984,132
Total U.S. Treasury Securities (Cost $1,458,399,967)				1,458,399,967
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.72% (Cost $5,938,598,780)				5,938,598,780

			Repurchase Amount
Repurchase Agreements–50.28%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2016, maturing value of $250,002,431 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,014; 1.50%-5.38%, 09/30/2019-06/20/2046)	0.35%	09/01/2016	100,000,972	100,000,000
Bank of Montreal, term agreement dated 08/11/2016, maturing value of $250,250,694 (collateralized by domestic agency mortgage-backed securities valued at $255,000,231; 3.00%-4.88%, 06/13/2018-07/01/2046)(e)	0.38%	11/14/2016	250,250,694	250,000,000
Bank of Nova Scotia (The), agreement dated 08/31/2016, maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.28%-5.00%, 11/01/2026-04/20/2046)	0.34%	09/01/2016	300,002,833	300,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $1,035,010,637 (collateralized by U.S. Treasury obligations valued at $1,052,252,100; 0.13%-0.38%, 04/15/2021-07/15/2025)	0.37%	09/01/2016	1,035,010,637	1,035,000,000
BNP Paribas Securities Corp., term agreement dated 08/29/2016, maturing value of $100,008,000 (collateralized by U.S. Treasury obligations valued at $101,955,776; 1.38%, 05/31/2021)(e)	0.36%	09/06/2016	100,008,000	100,000,000
Citigroup Global Markets Inc., agreement dated 08/31/2016, maturing value of $250,002,292 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $255,000,840; 0%-6.25%, 05/11/2017-05/15/2029)	0.33%	09/01/2016	250,002,292	250,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $350,003,208 (collateralized by a domestic agency mortgage-backed security and a U.S. Treasury obligation valued at $357,000,015; 3.50%-3.63%, 12/20/2042-08/15/2043)	0.33%	09/01/2016	350,003,208	350,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 08/25/2016, maturing value of $250,016,042 (collateralized by a U.S. Treasury obligation valued at $255,000,059; 0.75%, 02/28/2018)(e)	0.33%	09/01/2016	250,016,042	250,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $120,002,293 (collateralized by U.S. Treasury obligations valued at $122,269,843; 1.13%, 01/15/2021)	0.40%	09/01/2016	120,002,293	120,000,960
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $201,392,014 (collateralized by U.S. Treasury obligations valued at $205,477,255; 0.13%, 04/15/2021)	0.36%	09/01/2016	201,392,014	201,390,000
ING Financial Markets, LLC, term agreement dated 06/10/2016, maturing value of $30,035,200 (collateralized by a domestic agency mortgage-backed security valued at $30,600,620; 3.00%, 07/01/2046)(e)	0.48%	09/06/2016	30,035,200	30,000,000
ING Financial Markets, LLC, term agreement dated 07/12/2016, maturing value of $90,101,050 (collateralized by domestic agency mortgage-backed securities valued at $91,804,327; 3.00%-3.50%, 10/01/2028-05/01/2045)	0.43%	10/14/2016	90,101,050	90,000,000
ING Financial Markets, LLC, term agreement dated 08/02/2016, maturing value of $100,116,278 (collateralized by domestic agency mortgage-backed securities valued at $102,003,050; 2.05%-5.50%, 02/15/2038-08/01/2048)	0.46%	11/01/2016	100,116,278	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $100,116,250 (collateralized by domestic agency mortgage-backed securities valued at $102,003,372; 3.00%-3.50%, 10/01/2025-10/01/2043)	0.45%	11/25/2016	$100,116,250	$100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 08/31/2016, maturing value of $100,000,944 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.50%-3.00%, 04/25/2044-02/25/2046)	0.34%	09/01/2016	100,000,944	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	16,422,215	16,422,069
Prudential Insurance Co. of America, agreement dated 08/31/2016, maturing value of $161,520,455 (collateralized by U.S. Treasury obligations valued at $164,889,450; 0%, 11/15/2026-08/15/2039)	0.38%	09/01/2016	161,520,455	161,518,750
RBC Capital Markets Corp., joint term agreement dated 08/31/2016, aggregate maturing value of $560,000,000 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $571,200,080; 0.13%-8.00%, 11/01/2018-08/01/2046)(e)	0.30%	10/31/2016	435,000,000	435,000,000
Societe Generale, agreement dated 08/31/2016, maturing value of $149,998,498 (collateralized by U.S. Treasury obligations valued at $152,967,930; 2.25%, 11/15/2024)	0.38%	09/01/2016	149,998,498	149,996,914
Societe Generale, agreement dated 08/31/2016, maturing value of $375,005,001 (collateralized by U.S. Treasury obligations valued at $382,630,043; 1.38%, 05/31/2021)	0.38%	09/01/2016	375,005,001	375,001,043
Societe Generale, joint open agreement dated 07/13/2016, (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $591,600,000; 0%-7.50%, 06/30/2017-10/20/2064)(f)	0.30%	—	—	424,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $325,025,030 (collateralized by U.S. Treasury obligations valued at $331,390,823; 2.38%, 08/15/2024)(e)	0.40%	09/01/2016	325,025,030	324,999,752
Wells Fargo Bank, N.A., joint agreement dated 08/31/2016, aggregate maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00%-4.50%, 09/01/2035-06/01/2043)	0.34%	09/01/2016	171,474,041	171,472,422
Wells Fargo Securities, LLC, joint agreement dated 08/31/2016, aggregate maturing value of $550,005,194 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 3.00%-8.50%, 01/25/2018-08/01/2046)	0.34%	09/01/2016	425,004,014	425,000,000
Wells Fargo Securities, LLC, term agreement dated 07/06/2016, maturing value of $145,148,625 (collateralized by U.S. Treasury obligations valued at $147,900,000; 0%-10.08%, 08/25/2020-04/15/2046)	0.41%	10/04/2016	145,148,625	145,000,000
Total Repurchase Agreements (Cost $6,004,801,910)				6,004,801,910
TOTAL INVESTMENTS(g)–100.00% (Cost $11,943,400,690)				11,943,400,690
OTHER ASSETS LESS LIABILITIES–(0.00)%				(136,063)
NET ASSETS–100.00%				$11,943,264,627

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–85.49%
U.S. Treasury Bills–77.03%(a)
U.S. Treasury Bills	0.15%	09/01/2016	$13,983	$13,983,295
U.S. Treasury Bills	0.26%	09/01/2016	10,000	10,000,000
U.S. Treasury Bills	0.27%	09/01/2016	3,000	3,000,000
U.S. Treasury Bills	0.44%	09/01/2016	2,000	2,000,000
U.S. Treasury Bills	0.49%	09/01/2016	2,000	2,000,000
U.S. Treasury Bills	0.27%	09/08/2016	12,000	11,999,370
U.S. Treasury Bills	0.48%	09/08/2016	2,000	1,999,815
U.S. Treasury Bills	0.28%	09/15/2016	15,000	14,998,396
U.S. Treasury Bills	0.28%	09/22/2016	15,000	14,997,576
U.S. Treasury Bills	0.25%	09/29/2016	5,000	4,999,047
U.S. Treasury Bills	0.26%	09/29/2016	10,000	9,998,009
U.S. Treasury Bills	0.27%	10/06/2016	5,000	4,998,712
U.S. Treasury Bills	0.31%	10/13/2016	3,000	2,998,947
U.S. Treasury Bills	0.40%	10/13/2016	2,000	1,999,083
U.S. Treasury Bills	0.30%	10/20/2016	5,000	4,997,965
U.S. Treasury Bills	0.32%	10/27/2016	5,000	4,997,550
U.S. Treasury Bills	0.28%	11/03/2016	5,000	4,997,550
U.S. Treasury Bills	0.46%	11/17/2016	2,000	1,998,073
U.S. Treasury Bills	0.31%	11/25/2016	5,000	4,996,399
U.S. Treasury Bills	0.33%	12/01/2016	10,000	9,991,658
U.S. Treasury Bills	0.41%	12/08/2016	3,000	2,996,693
U.S. Treasury Bills	0.39%	01/12/2017	5,000	4,992,870
U.S. Treasury Bills	0.44%	01/19/2017	3,000	2,994,983
U.S. Treasury Bills	0.44%	01/26/2017	3,000	2,994,733
U.S. Treasury Bills	0.40%	02/02/2017	5,000	4,991,551
U.S. Treasury Bills	0.45%	02/16/2017	2,000	1,995,837
U.S. Treasury Bills	0.55%	07/20/2017	2,000	1,990,251
				154,908,363

U.S. Treasury Notes–8.46%
U.S. Treasury Floating Rate Notes(b)	0.39%	10/31/2016	5,000	5,000,249
U.S. Treasury Floating Rate Notes(b)	0.42%	01/31/2017	5,000	5,001,455
U.S. Treasury Floating Rate Notes(b)	0.53%	04/30/2018	4,000	4,004,021
U.S. Treasury Floating Rate Notes(b)	0.51%	07/31/2018	3,000	2,999,653
				17,005,378
Total U.S. Treasury Securities (Cost $171,913,741)				171,913,741

U.S. Government Sponsored Agency Securities–24.48%
Federal Farm Credit Bank (FFCB)–3.45%
Unsec. Floating Rate Bonds(b)	0.54%	10/11/2016	4,085	4,084,674
Unsec. Floating Rate Bonds(b)	0.55%	02/13/2017	2,850	2,850,401
				6,935,075

Federal Home Loan Bank (FHLB)–21.03%
Unsec. Disc. Notes(a)	0.07%	09/01/2016	35,000	35,000,000
Unsec. Disc. Notes(a)	0.47%	11/02/2016	2,300	2,298,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Disc. Notes(a)	0.46%	11/16/2016	$2,000	$1,998,079
Unsec. Disc. Notes(a)	0.55%	11/18/2016	3,000	2,996,438
				42,292,655
Total U.S. Government Sponsored Agency Securities (Cost $49,227,730)				49,227,730
TOTAL INVESTMENTS(c)–109.97% (Cost $221,141,471)				221,141,471
OTHER ASSETS LESS LIABILITIES–(9.97)%				(20,050,904)
NET ASSETS–100.00%				$201,090,567

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.53%
Alabama–5.84%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.49%	07/01/2040	$11,100	$11,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.63%	04/01/2028	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.66%	04/01/2028	10,000	10,000,000
				31,100,000

Arizona–0.34%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.62%	04/15/2030	1,800	1,800,000

California–11.79%
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 C-2, Toll Bridge VRD RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)(c)	0.56%	04/01/2047	1,000	1,000,000
California (State of) (Kindergarten University Public Education Facilities); Series 2004 B-3, VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(a)(b)	0.49%	05/01/2034	2,200	2,200,000
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.59%	12/01/2016	9,500	9,500,000
California (State of);
Series 2003 B-4, VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.62%	05/01/2033	4,200	4,200,000
Series 2009 A-9, VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.56%	05/01/2034	11,200	11,200,000
East Bay Regional Park District; Series 2013 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	1,625	1,625,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 and 240); Series 1993, VRD Special Assessment RB (LOC–U.S. Bank, N.A.)(a)(b)	0.50%	04/01/2033	5,000	5,000,000
Los Angeles (City of); Series 2016 B, TRAN	3.00%	06/29/2017	3,275	3,337,211
Orange (County of) Water District; Series 2003 A, VRD COP (LOC–Citibank, N.A.)(a)(b)	0.60%	08/01/2042	14,300	14,300,000
Riverside (City of); Series 2011 A, Ref. Floating Rate Water, RB(d)(e)	0.71%	10/01/2035	5,800	5,800,000
Southern California Metropolitan Water District; Series 2009 A-2,, Ref. Floating Rate RB(d)(e)	0.72%	07/01/2030	4,580	4,580,000
				62,742,211

Colorado–6.07%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	02/01/2031	1,525	1,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	07/01/2034	1,800	1,800,000
Colorado (State of) Educational Loan Program; Series 2016 A, TRAN	2.00%	06/29/2017	7,300	7,384,305
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.66%	02/01/2031	6,600	6,600,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.77%	03/01/2017	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.57%	07/01/2021	3,365	3,365,000
University of Colorado Hospital Authority; Series 2015 A, Ref. Floating Rate RB(d)(e)	0.81%	11/15/2046	4,550	4,550,000
				32,324,305

Delaware–0.49%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	09/01/2036	2,595	2,595,000

District of Columbia–0.78%
District of Columbia Housing Finance Agency (Park 7 at Minnesota Benning); Series 2012, VRD Multifamily Housing RB (CEP–FHLMC)(a)	0.61%	02/01/2046	2,785	2,785,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.81%	01/01/2029	1,357	1,357,000
				4,142,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–1.25%
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(f)(g)(h)	0.59%	04/01/2017	$2,275	$2,275,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.67%	11/01/2036	2,925	2,925,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	07/01/2037	1,478	1,478,000
				6,678,000

Georgia–3.01%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	01/01/2020	900	900,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	08/01/2038	9,380	9,380,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.61%	09/01/2035	4,350	4,350,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	09/01/2020	1,400	1,400,000
				16,030,000

Illinois–5.58%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(f)	0.65%	10/01/2017	300	300,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.58%	06/01/2040	3,195	3,195,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.59%	09/01/2024	400	400,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.75%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.59%	06/01/2029	2,300	2,300,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.61%	12/01/2046	8,300	8,300,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(f)	0.84%	06/01/2017	270	270,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.70%	01/01/2037	5,170	5,170,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–US Bank, N.A.)(a)(b)	0.59%	10/01/2033	99	99,000
Monmouth (City of) (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)	0.60%	06/01/2035	4,950	4,950,000
				29,684,000

Indiana–3.86%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.60%	08/01/2028	2,358	2,358,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	08/01/2037	5,500	5,500,000
Indiana (State of) (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.67%	06/01/2035	10,000	10,000,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. Environmental VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.60%	10/01/2040	2,000	2,000,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.75%	10/01/2019	680	680,000
				20,538,000

Iowa–1.48%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.59%	05/01/2031	3,000	3,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Urbandale (City of) Iowa (Interstate Acres L.P.); Series 1994, Ref. VRD (LOC–FHLB of Des Moines)(a)(b)	0.60%	05/01/2017	$4,900	$4,900,000
				7,900,000

Louisiana–1.08%
East Baton Rouge (Parish of) (Exxon Corp.); Series 1993, Ref. VRD PCR(a)	0.57%	03/01/2022	5,750	5,750,000

Maryland–1.58%
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	07/01/2028	2,610	2,610,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.59%	04/01/2035	1,800	1,800,000
Prince George (County of); Series 2011 A, Consolidated Public Improvement Limited Tax GO Bonds	5.00%	09/15/2016	3,995	4,002,022
				8,412,022

Massachusetts–0.41%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.63%	10/01/2038	1,694	1,694,000
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB	5.00%	10/15/2016	500	502,678
				2,196,678

Michigan–0.86%
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	04/01/2022	4,600	4,600,000

Minnesota–2.13%
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	10/15/2033	1,175	1,175,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	04/01/2037	2,649	2,649,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.62%	01/01/2025	280	280,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.65%	11/15/2031	3,498	3,498,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	11/01/2035	1,250	1,250,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	10/01/2033	2,475	2,475,000
				11,327,000

Missouri–0.71%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.61%	11/01/2037	1,125	1,125,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.67%	12/01/2019	1,060	1,060,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	11/15/2043	1,600	1,600,000
				3,785,000

Nevada–0.20%
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.63%	06/01/2039	1,080	1,080,000

New Hampshire–1.31%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.61%	09/01/2037	3,535	3,535,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.61%	07/01/2038	3,450	3,450,000
				6,985,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–0.12%
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	02/01/2028	$620	$620,000

New York–12.03%
New York (City of) Municipal Water Finance Authority; Subseries 2011 A-1, VRD Water & Sewer System RB(a)	0.59%	06/15/2044	15,000	15,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.58%	11/01/2036	8,130	8,130,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China)(a)(b)(c)	0.68%	11/01/2049	8,200	8,200,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.63%	11/01/2046	1,086	1,086,000
New York (State of) Housing Finance Agency, Manhattan West Residential Housing; Series 2014 A, VRD RB (LOC– Bank of China)(a)(b)(c)	0.68%	11/01/2049	9,600	9,600,000
New York City Housing Development Corp. (Crest (The)); Series 2005 A, VRD MFH RB (LOC–Landesbank Hessen-Thüringen)(a)(b)(c)	0.65%	12/01/2036	18,000	18,000,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(a)(b)(c)	0.62%	11/01/2032	4,000	4,000,000
				64,016,000

North Carolina–3.23%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.59%	01/15/2037	12,760	12,760,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.60%	06/01/2017	440	440,000
Raleigh-Durham Airport Authority; Series 2008 C, Ref. VRD (LOC–Royal Bank of Canada)(a)(b)(c)	0.58%	05/01/2036	4,000	4,000,000
				17,200,000

Ohio–3.60%
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.55%	12/01/2021	6,625	6,625,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	05/01/2026	8,300	8,300,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	06/01/2023	4,230	4,230,000
				19,155,000

Oregon–0.47%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	08/01/2034	2,483	2,483,000

Pennsylvania–4.33%
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	11/01/2039	465	465,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.57%	03/01/2030	1,648	1,648,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.61%	03/01/2030	2,235	2,235,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	10/15/2025	3,005	3,005,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.59%	09/01/2028	3,710	3,710,000
Montgomery (County of) Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	03/01/2032	1,005	1,005,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.60%	08/15/2031	4,611	4,611,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(f)	0.60%	05/01/2020	$1,550	$1,550,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.58%	05/01/2032	2,228	2,228,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.61%	11/01/2029	2,600	2,600,000
				23,057,000

South Carolina–1.42%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.79%	07/01/2017	90	90,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.63%	11/01/2025	7,480	7,480,000
				7,570,000

Tennessee–1.69%
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Ascension Health Credit Group); Series 2001 B-1, VRD 7 Month Window RB(a)	0.83%	11/15/2031	9,000	9,000,000

Texas–8.28%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.58%	08/01/2035	14,320	14,320,000
Austin (City of); Series 2010, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/2016	2,450	2,450,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.57%	02/15/2042	396	396,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.61%	01/01/2049	8,000	8,000,000
Port Author (Port of), Texas Navigation District (Texaco Inc.); Series 1994, Ref. VDR PCR(a)	0.58%	10/01/2024	1,700	1,700,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	04/01/2026	1,000	1,000,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.65%	11/15/2050	3,500	3,500,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.55%	08/01/2025	12,685	12,685,000
				44,051,000

Utah–7.85%
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC– Canadian Imperial Bank of Commerce)(a)(b)(c)	0.57%	11/01/2024	12,785	12,785,000
Murray (City of) (IHC Health Services, Inc.); Series 2005-B, Hospital VRD RB(a)	0.59%	05/15/2037	15,570	15,570,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.59%	09/01/2032	11,000	11,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.61%	04/01/2042	2,450	2,450,000
				41,805,000

Virginia–0.11%
Loudoun (County of) Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.58%	03/01/2038	394	394,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.62%	12/01/2019	200	200,000
				594,000

Washington–2.01%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.61%	07/01/2044	7,428	7,428,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	04/01/2043	$792	$792,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.59%	09/15/2020	2,475	2,475,000
				10,695,000

West Virginia–2.63%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	01/01/2034	14,000	14,000,000

Wisconsin–2.99%
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.58%	10/01/2042	855	855,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	08/15/2034	1,592	1,592,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.69%	05/01/2030	13,445	13,445,000
				15,892,000
TOTAL INVESTMENTS(i)(j)–99.53% (Cost $529,807,216)				529,807,216
OTHER ASSETS LESS LIABILITIES–0.47%				2,498,102
NET ASSETS–100.00%				$532,305,318

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi–Family Housing

PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 10.5%; other countries less than 5% each: 15.3%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $10,542,000, which represented 1.98% of the Fund’s Net Assets.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
PNC Bank, N.A.	5.4%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$9,528,980,148	$1,751,620,371	$10,652,784,381	$5,938,598,780	$221,141,471	$529,807,216
Repurchase agreements, at value and cost	1,733,822,248	320,724,759	13,285,488,177	6,004,801,910	—	—
Total investments, at value and cost	11,262,802,396	2,072,345,130	23,938,272,558	11,943,400,690	221,141,471	529,807,216
Cash	7,284	590	—	—	—	1,277
Receivable for:
Investments sold	420,000	620,067	—	—	—	2,210,292
Interest	3,329,984	329,739	13,661,805	2,553,263	8,392	442,058
Fund expenses absorbed	183,438	84,761	180,196	199,267	9,818	27,282
Investment for trustee deferred compensation and retirement plans	3,390,148	964,866	2,005,414	909,473	122,127	343,386
Other assets	26,418	153,389	55,568	61,020	22,733	67,602
Total assets	11,270,159,668	2,074,498,542	23,954,175,541	11,947,123,713	221,304,541	532,899,113

Liabilities:
Payable for:
Investments purchased	41,140,000	—	1,149,051,575	—	19,989,667	—
Amount due custodian	—	—	28,496,803	—	—	—
Dividends	4,591,261	576,008	3,478,971	2,228,150	17,674	136,179
Accrued fees to affiliates	317,924	135,806	581,320	456,253	35,564	30,223
Accrued trustees’ and officer’s fees and benefits	43,255	8,576	37,909	14,539	4,461	4,502
Accrued operating expenses	164,852	44,468	118,244	88,561	28,760	29,960
Trustee deferred compensation and retirement plans	3,972,698	1,109,722	2,363,864	1,071,583	137,848	392,931
Total liabilities	50,229,990	1,874,580	1,184,128,686	3,859,086	20,213,974	593,795
Net assets applicable to shares outstanding	$11,219,929,678	$2,072,623,962	$22,770,046,855	$11,943,264,627	$201,090,567	$532,305,318

Net assets consist of:
Shares of beneficial interest	$11,216,737,622	$2,071,749,407	$22,769,907,200	$11,943,055,640	$201,106,267	$532,449,086
Undistributed net investment income	2,544,735	873,178	(21,274)	90,340	(12,543)	(104,955)
Undistributed net realized gain (loss)	647,321	1,377	160,929	118,647	(3,157)	(38,813)
	$11,219,929,678	$2,072,623,962	$22,770,046,855	$11,943,264,627	$201,090,567	$532,305,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$10,421,616,469	$1,607,866,876	$19,868,465,327	$10,716,759,718	$121,148,543	$450,791,616
Private Investment Class	$241,327,009	$141,060,919	$560,026,545	$340,873,577	$6,162,301	$24,467,875
Personal Investment Class	$29,248,873	$117,474,868	$122,821,746	$7,507,315	$2,607,936	$2,396,915
Cash Management Class	$250,642,740	$167,871,841	$403,423,763	$150,104,425	$31,389,622	$30,670,916
Reserve Class	$100,187,037	$21,474,330	$159,126,031	$315,886,191	$36,640,560	$21,535,157
Resource Class	$7,247,939	$16,866,467	$482,930,669	$95,688,965	$193,697	$2,410,772
Corporate Class	$169,659,611	$8,661	$1,173,252,774	$316,444,436	$2,947,908	$32,067

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	10,418,646,358	1,607,856,084	19,867,691,390	10,716,469,432	121,123,500	450,753,805
Private Investment Class	241,262,408	141,059,970	560,004,233	340,864,488	6,161,046	24,465,843
Personal Investment Class	29,241,289	117,474,079	122,816,314	7,507,109	2,607,398	2,396,710
Cash Management Class	250,561,787	167,870,713	403,407,200	150,101,377	31,386,742	30,668,351
Reserve Class	100,162,000	21,474,186	159,119,568	315,877,553	36,633,177	21,533,295
Resource Class	7,246,114	16,866,355	482,911,445	95,686,520	193,659	2,410,573
Corporate Class	169,617,163	8,660	1,173,207,880	316,435,870	2,943,821	32,064
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$97,023,640	$10,521,406	$45,771,710	$20,270,970	$453,811	$1,398,014

Expenses:
Advisory fees	29,921,521	3,951,862	22,331,528	6,083,349	356,867	1,449,627
Administrative services fees	2,374,789	694,531	2,256,398	1,249,788	62,757	218,127
Custodian fees	187,228	33,221	120,688	92,414	8,820	11,432
Distribution fees:
Private Investment Class	1,023,727	692,120	2,191,779	2,122,004	24,157	128,484
Personal Investment Class	517,084	783,713	975,648	96,858	22,678	18,445
Cash Management Class	293,621	346,729	3,735,084	191,153	43,233	40,725
Reserve Class	1,416,412	366,904	729,595	2,795,687	432,182	231,223
Resource Class	27,153	40,175	731,000	154,715	4,057	5,983
Corporate Class	464,640	23,965	444,357	186,931	781	2,553
Transfer agent fees	1,795,291	237,112	1,339,892	585,661	16,129	56,811
Trustees’ and officers’ fees and benefits	485,830	103,851	339,300	148,052	25,577	43,072
Registration and filing fees	120,547	89,413	127,445	161,437	77,432	80,068
Reports to shareholders	44,594	15,442	38,245	29,503	9,995	10,805
Professional services fees	319,232	89,443	228,076	197,864	56,427	58,645
Other	507,559	138,890	338,202	296,622	33,244	52,437
Total expenses	39,499,228	7,607,371	35,927,237	14,392,038	1,174,336	2,408,437
Less: Fees waived	(7,786,839)	(3,244,207)	(11,103,780)	(4,923,752)	(908,559)	(1,712,630)
Net expenses	31,712,389	4,363,164	24,823,457	9,468,286	265,777	695,807
Net investment income	65,311,251	6,158,242	20,948,253	10,802,684	188,034	702,207

Realized and unrealized gain from:
Net realized gain from Investment securities	647,321	1,377	223,426	118,647	15,288	5,988
Net increase in net assets resulting from operations	$65,958,572	$6,159,619	$21,171,679	$10,921,331	$203,322	$708,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2016 and 2015

	Liquid Assets Portfolio		STIC Prime Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$65,311,251	$14,869,394	$6,158,242	$2,593,491
Net realized gain	647,321	164,146	1,377	944
Net increase in net assets resulting from operations	65,958,572	15,033,540	6,159,619	2,594,435

Distributions to shareholders from net investment income:
Institutional Class	(59,772,506)	(14,147,500)	(4,848,718)	(1,854,672)
Private Investment Class	(183,013)	(30,767)	(213,182)	(132,350)
Personal Investment Class	(40,091)	(13,561)	(164,965)	(110,282)
Cash Management Class	(660,627)	(77,398)	(649,934)	(376,417)
Reserve Class	(87,134)	(14,433)	(53,243)	(18,513)
Resource Class	(15,089)	(12,035)	(32,359)	(20,138)
Corporate Class	(4,552,791)	(573,700)	(195,841)	(81,119)
Total distributions from net investment income	(65,311,251)	(14,869,394)	(6,158,242)	(2,593,491)

Share transactions–net:
Institutional Class	(5,553,230,110)	(2,640,861,091)	(156,797,441)	(148,752,146)
Private Investment Class	(42,171,998)	(61,736,842)	(21,155,334)	10,083,327
Personal Investment Class	(86,151,515)	(65,018,703)	(98,600)	(40,437,932)
Cash Management Class	(207,380,539)	(226,421,761)	(315,722,141)	29,823,610
Reserve Class	(56,031,914)	(23,801,101)	(28,926,016)	34,768,990
Resource Class	(65,429,204)	(62,863,904)	(2,843,872)	(12,328,636)
Corporate Class	(884,537,893)	383,540,344	(77,034,376)	17,489,399
Net increase (decrease) in net assets resulting from share transactions	(6,894,933,173)	(2,697,163,058)	(602,577,780)	(109,353,388)
Net increase (decrease) in net assets	(6,894,285,852)	(2,696,998,912)	(602,576,403)	(109,352,444)

Net assets:
Beginning of year	18,114,215,530	20,811,214,442	2,675,200,365	2,784,552,809
End of year*	$11,219,929,678	$18,114,215,530	$2,072,623,962	$2,675,200,365
* Includes accumulated undistributed net investment income	$2,544,735	$2,468,855	$873,178	$872,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2016 and 2015

	Treasury Portfolio		Government & Agency Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$20,948,253	$3,320,415	$10,802,684	$1,741,840
Net realized gain (loss)	223,426	(62,497)	118,647	116,517
Net increase in net assets resulting from operations	21,171,679	3,257,918	10,921,331	1,858,357

Distributions to shareholders from net investment income:
Institutional Class	(15,100,629)	(1,478,709)	(8,855,873)	(1,159,579)
Private Investment Class	(334,722)	(102,223)	(403,391)	(126,468)
Personal Investment Class	(86,109)	(29,788)	(10,692)	(12,667)
Cash Management Class	(3,039,766)	(1,317,452)	(218,373)	(167,941)
Reserve Class	(62,197)	(11,073)	(263,352)	(108,700)
Resource Class	(274,847)	(68,891)	(73,436)	(38,869)
Corporate Class	(2,049,983)	(312,279)	(977,567)	(127,616)
Total distributions from net investment income	(20,948,253)	(3,320,415)	(10,802,684)	(1,741,840)

Share transactions–net:
Institutional Class	12,017,922,118	369,868,233	6,496,754,225	891,380,297
Private Investment Class	98,893,095	(63,444,289)	(81,684,720)	75,509,267
Personal Investment Class	(39,231,210)	(350,960)	(29,659,491)	(3,981,249)
Cash Management Class	(4,900,693,362)	(2,293,402,486)	(72,740,853)	(247,006,196)
Reserve Class	123,516,873	(151,761,502)	8,359,709	(3,594,120)
Resource Class	158,444,863	(49,445,822)	(2,217,786)	(6,672,798)
Corporate Class	(597,367,186)	346,906,945	(314,733,978)	(28,642,460)
Net increase (decrease) in net assets resulting from share transactions	6,861,485,191	(1,841,629,881)	6,004,077,106	676,992,741
Net increase (decrease) in net assets	6,861,708,617	(1,841,692,378)	6,004,195,753	677,109,258

Net assets:
Beginning of year	15,908,338,238	17,750,030,616	5,939,068,874	5,261,959,616
End of year*	$22,770,046,855	$15,908,338,238	$11,943,264,627	$5,939,068,874
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$90,340	$(26,177)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2016 and 2015

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$188,034	$152,172	$702,207	$320,850
Net realized gain	15,288	5,675	5,988	17,500
Net increase in net assets resulting from operations	203,322	157,847	708,195	338,350

Distributions to shareholders from net investment income:
Institutional Class	(78,969)	(109,398)	(628,540)	(243,361)
Private Investment Class	(5,685)	(5,768)	(18,929)	(14,944)
Personal Investment Class	(2,859)	(2,191)	(1,951)	(1,433)
Cash Management Class	(43,887)	(25,467)	(33,087)	(29,656)
Reserve Class	(51,534)	(1,334)	(16,951)	(13,465)
Resource Class	(2,214)	(3,530)	(1,923)	(2,416)
Corporate Class	(2,886)	(4,484)	(826)	(15,575)
Total distributions from net investment income	(188,034)	(152,172)	(702,207)	(320,850)

Share transactions–net:
Institutional Class	15,581,368	(22,147,472)	(5,243,578)	(68,021,232)
Private Investment Class	177,746	(9,595,904)	(6,001,459)	(3,807,802)
Personal Investment Class	652,387	(1,843,611)	(1,226,815)	(98,681)
Cash Management Class	(13,633,574)	(3,080,076)	(20,346,066)	(9,705,701)
Reserve Class	30,758,077	5,171,160	(239,848)	(5,865,164)
Resource Class	(2,177,935)	(1,336,302)	(2,115,602)	(989,440)
Corporate Class	(25,066,209)	(22,499,992)	(26,445,210)	(5,044,078)
Net increase (decrease) in net assets resulting from share transactions	6,291,860	(55,332,197)	(61,618,578)	(93,532,098)
Net increase (decrease) in net assets	6,307,148	(55,326,522)	(61,612,590)	(93,514,598)

Net assets:
Beginning of year	194,783,419	250,109,941	593,917,908	687,432,506
End of year*	$201,090,567	$194,783,419	$532,305,318	$593,917,908
* Includes accumulated undistributed net investment income	$(12,543)	$(9,046)	$(104,955)	$(104,955)

Notes to Financial Statements

August 31, 2016

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

37                         Short-Term Investments Trust

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

38                         Short-Term Investments Trust

accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective June 1, 2016, under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

Prior to June 1, 2016, each Fund paid an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

For the year ended August 31, 2016, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.23%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective June 1, 2016, the Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding

39                         Short-Term Investments Trust

certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government TaxAdvantage Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

Prior to June 1, 2016, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$5,891,063	$—
STIC Prime Portfolio	1,377,124	136,428
Treasury Portfolio	4,380,127	1,051,494
Government & Agency Portfolio	366,030	—
Government TaxAdvantage Portfolio	372,951	52,268
Tax-Free Cash Reserve Portfolio	447,337	874,026

Voluntary fee waivers for the year ended August 31, 2016 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$99,694	$211,318	N/A	$885,468	$4,198	N/A
STIC Prime Portfolio	287,187	484,316	$107,517	287,424	11,997	$5,732
Treasury Portfolio	979,421	631,990	1,208,001	573,618	242,773	112,460
Government & Agency Portfolio	939,890	63,603	60,777	2,215,417	57,951	59,311
Government TaxAdvantage Portfolio	11,416	16,201	20,655	359,416	2,471	433
Tax-Free Cash Reserve Portfolio	57,485	12,897	23,117	194,184	3,808	2,525

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

40                         Short-Term Investments Trust

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively. Effective July 1, 2016, distribution fees were permanently reduced and distribution fee waivers were terminated.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Prior to July 1, 2016, the Plan provided that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Prior to July 1, 2016, IDI had contractually agreed to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the year ended August 31, 2016, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$358,572	$124,296	$52,901	$159,329	N/A	N/A
STIC Prime Portfolio	253,431	178,993	64,721	42,478	$6,859	N/A
Treasury Portfolio	768,847	232,704	735,740	65,351	121,254	N/A
Government & Agency Portfolio	769,628	23,340	35,166	306,939	25,700	N/A
Government TaxAdvantage Portfolio	10,894	5,217	7,754	48,095	788	N/A
Tax-Free Cash Reserve Portfolio	58,747	4,268	7,326	25,844	1,066	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

41                         Short-Term Investments Trust

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$798,840,636	$826,006,989	$0
STIC Prime Portfolio	472,213,697	441,746,422	0
Tax-Free Cash Reserve Portfolio	873,485,609	929,294,504	0

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2016 and 2015:

	2016	2015
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$65,311,251	$14,869,394
STIC Prime Portfolio	6,158,242	2,593,491
Treasury Portfolio	20,948,253	3,320,415
Government & Agency Portfolio	10,802,684	1,741,840
Government TaxAdvantage Portfolio	188,034	152,172
Tax-Free Cash Reserve Portfolio	702,207	320,850

42                         Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation) — Investments	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$7,374,505	$—	$(4,182,449)	$—	$11,216,737,622	$11,219,929,678
STIC Prime Portfolio	2,035,400	—	(1,160,845)	—	2,071,749,407	2,072,623,962
Treasury Portfolio	2,937,576	(306,340)	(2,491,581)	—	22,769,907,200	22,770,046,855
Government & Agency Portfolio	1,339,081	—	(1,130,094)	—	11,943,055,640	11,943,264,627
Government TaxAdvantage Portfolio	130,248	—	(142,789)	(3,159)	201,106,267	201,090,567
Tax-Free Cash Reserve Portfolio	305,509	—	(410,463)	(38,814)	532,449,086	532,305,318

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2016 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Government TaxAdvantage Portfolio	$—	$—	$3,159	$—	$3,159
Tax-Free Cash Reserve Portfolio	8,740	30,074	—	—	38,814

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2016
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Portfolio	$23,938,578,898	$—	$(306,340)	$(306,340)

*	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2016 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$75,880	$(75,880)	$—
STIC Prime Portfolio	944	(944)	—
Treasury Portfolio	—	—	—
Government & Agency Portfolio	116,517	(116,517)	—
Government TaxAdvantage Portfolio	(3,497)	—	3,497
Tax-Free Cash Reserve Portfolio	—	—	—

43                         Short-Term Investments Trust

NOTE 10—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	206,922,537,697	$206,922,537,697	285,396,098,619	$285,396,098,619
Private Investment Class	1,086,367,896	1,086,367,896	1,434,632,883	1,434,632,883
Personal Investment Class	147,332,561	147,332,561	538,543,116	538,543,116
Cash Management Class	3,527,556,735	3,527,556,735	4,326,518,141	4,326,518,141
Reserve Class	312,834,642	312,834,642	1,016,989,736	1,016,989,736
Resource Class	54,658,208	54,658,208	459,622,836	459,622,836
Corporate Class	12,789,032,744	12,789,032,744	5,521,655,244	5,521,655,244

Issued as reinvestment of dividends:
Institutional Class	16,030,218	16,030,218	3,973,048	3,973,048
Private Investment Class	51,160	51,160	8,279	8,279
Personal Investment Class	33,213	33,213	11,639	11,639
Cash Management Class	325,885	325,885	31,257	31,257
Reserve Class	78,372	78,372	14,378	14,378
Resource Class	14,018	14,018	12,396	12,396
Corporate Class	699,998	699,998	225,681	225,681

Reacquired:
Institutional Class	(212,491,798,025)	(212,491,798,025)	(288,040,932,758)	(288,040,932,758)
Private Investment Class	(1,128,591,054)	(1,128,591,054)	(1,496,378,004)	(1,496,378,004)
Personal Investment Class	(233,517,289)	(233,517,289)	(603,573,458)	(603,573,458)
Cash Management Class	(3,735,263,159)	(3,735,263,159)	(4,552,971,159)	(4,552,971,159)
Reserve Class	(368,944,928)	(368,944,928)	(1,040,805,215)	(1,040,805,215)
Resource Class	(120,101,430)	(120,101,430)	(522,499,136)	(522,499,136)
Corporate Class	(13,674,270,635)	(13,674,270,635)	(5,138,340,581)	(5,138,340,581)
Net increase (decrease) in share activity	(6,894,933,173)	$(6,894,933,173)	(2,697,163,058)	$(2,697,163,058)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 24% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	4,966,861,188	$4,966,861,188	5,941,737,037	$5,941,737,037
Private Investment Class	1,446,777,172	1,446,777,172	1,211,080,589	1,211,080,589
Personal Investment Class	677,491,586	677,491,586	1,182,870,259	1,182,870,259
Cash Management Class	2,194,654,168	2,194,654,168	3,144,474,982	3,144,474,982
Reserve Class	400,019,801	400,019,801	210,463,689	210,463,689
Resource Class	96,121,190	96,121,190	64,359,363	64,359,363
Corporate Class	518,160,731	518,160,731	1,149,830,507	1,149,830,507

Issued as reinvestment of dividends:
Institutional Class	1,393,044	1,393,044	454,008	454,008
Private Investment Class	78,349	78,349	56,232	56,232
Personal Investment Class	70,680	70,680	68,043	68,043
Cash Management Class	217,106	217,106	71,815	71,815
Reserve Class	50,303	50,303	14,807	14,807
Resource Class	25,322	25,322	16,256	16,256
Corporate Class	148,537	148,537	71,730	71,730

Reacquired:
Institutional Class	(5,125,051,673)	(5,125,051,673)	(6,090,943,191)	(6,090,943,191)
Private Investment Class	(1,468,010,855)	(1,468,010,855)	(1,201,053,494)	(1,201,053,494)
Personal Investment Class	(677,660,866)	(677,660,866)	(1,223,376,234)	(1,223,376,234)
Cash Management Class	(2,510,593,415)	(2,510,593,415)	(3,114,723,187)	(3,114,723,187)
Reserve Class	(428,996,120)	(428,996,120)	(175,709,506)	(175,709,506)
Resource Class	(98,990,384)	(98,990,384)	(76,704,255)	(76,704,255)
Corporate Class	(595,343,644)	(595,343,644)	(1,132,412,838)	(1,132,412,838)
Net increase (decrease) in share activity	(602,577,780)	$(602,577,780)	(109,353,388)	$(109,353,388)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	37,473,899,000	$37,473,899,000	16,766,462,244	$16,766,462,244
Private Investment Class	1,884,005,414	1,884,005,414	1,901,290,280	1,901,290,280
Personal Investment Class	980,594,144	980,594,144	1,101,975,367	1,101,975,367
Cash Management Class	14,484,295,170	14,484,295,170	26,793,251,842	26,793,251,842
Reserve Class	316,250,840	316,250,840	109,204,351	109,204,351
Resource Class	575,238,582	575,238,582	329,636,954	329,636,954
Corporate Class	20,782,139,048	20,782,139,048	18,168,487,688	18,168,487,688

Issued as reinvestment of dividends:
Institutional Class	5,368,737	5,368,737	922,038	922,038
Private Investment Class	43,130	43,130	15,296	15,296
Personal Investment Class	76,479	76,479	26,774	26,774
Cash Management Class	266,775	266,775	60,767	60,767
Reserve Class	50,478	50,478	7,169	7,169
Resource Class	52,190	52,190	8,488	8,488
Corporate Class	1,013,151	1,013,151	132,198	132,198

Reacquired:
Institutional Class	(25,461,345,619)	(25,461,345,619)	(16,397,516,049)	(16,397,516,049)
Private Investment Class	(1,785,155,449)	(1,785,155,449)	(1,964,749,865)	(1,964,749,865)
Personal Investment Class	(1,019,901,833)	(1,019,901,833)	(1,102,353,101)	(1,102,353,101)
Cash Management Class	(19,385,255,307)	(19,385,255,307)	(29,086,715,095)	(29,086,715,095)
Reserve Class	(192,784,445)	(192,784,445)	(260,973,022)	(260,973,022)
Resource Class	(416,845,909)	(416,845,909)	(379,091,264)	(379,091,264)
Corporate Class	(21,380,519,385)	(21,380,519,385)	(17,821,712,941)	(17,821,712,941)
Net increase (decrease) in share activity	6,861,485,191	$6,861,485,191	(1,841,629,881)	$(1,841,629,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

46                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	54,569,434,166	$54,569,434,166	37,416,050,435	$37,416,050,435
Private Investment Class	1,458,232,071	1,458,232,071	2,115,905,376	2,115,905,376
Personal Investment Class	71,882,635	71,882,635	134,224,028	134,224,028
Cash Management Class	2,062,748,073	2,062,748,073	5,837,371,862	5,837,371,862
Reserve Class	713,745,281	713,745,281	699,303,942	699,303,942
Resource Class	678,959,358	678,959,358	1,554,415,700	1,554,415,700
Corporate Class	3,670,809,701	3,670,809,701	4,660,748,011	4,660,748,011

Issued as reinvestment of dividends:
Institutional Class	1,972,829	1,972,829	199,188	199,188
Private Investment Class	116,496	116,496	37,056	37,056
Personal Investment Class	—	—	6	6
Cash Management Class	59,978	59,978	33,044	33,044
Reserve Class	149,381	149,381	67,656	67,656
Resource Class	16,833	16,833	13,926	13,926
Corporate Class	458,600	458,600	55,261	55,261

Reacquired:
Institutional Class	(48,074,652,770)	(48,074,652,770)	(36,524,869,326)	(36,524,869,326)
Private Investment Class	(1,540,033,287)	(1,540,033,287)	(2,040,433,165)	(2,040,433,165)
Personal Investment Class	(101,542,126)	(101,542,126)	(138,205,283)	(138,205,283)
Cash Management Class	(2,135,548,904)	(2,135,548,904)	(6,084,411,102)	(6,084,411,102)
Reserve Class	(705,534,953)	(705,534,953)	(702,965,718)	(702,965,718)
Resource Class	(681,193,977)	(681,193,977)	(1,561,102,424)	(1,561,102,424)
Corporate Class	(3,986,002,279)	(3,986,002,279)	(4,689,445,732)	(4,689,445,732)
Net increase in share activity	6,004,077,106	$6,004,077,106	676,992,741	$676,992,741

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

47                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	475,968,821	$475,968,821	368,612,267	$368,612,267
Private Investment Class	9,868,856	9,868,856	71,398,479	71,398,479
Personal Investment Class	11,195,355	11,195,355	8,341,042	8,341,042
Cash Management Class	37,314,802	37,314,802	87,930,861	87,930,861
Reserve Class	142,035,205	142,035,205	14,172,451	14,172,451
Resource Class	196	196	17,934,744	17,934,744
Corporate Class	14,372,709	14,372,709	187,300,005	187,300,005

Issued as reinvestment of dividends:
Institutional Class	43,479	43,479	84,605	84,605
Private Investment Class	2,495	2,495	3,065	3,065
Cash Management Class	42,181	42,181	24,731	24,731
Reserve Class	48,377	48,377	1,197	1,197
Resource Class	2,027	2,027	3,214	3,214
Corporate Class	3,097	3,097	4,203	4,203

Reacquired:
Institutional Class	(460,430,932)	(460,430,932)	(390,844,344)	(390,844,344)
Private Investment Class	(9,693,605)	(9,693,605)	(80,997,448)	(80,997,448)
Personal Investment Class	(10,542,968)	(10,542,968)	(10,184,653)	(10,184,653)
Cash Management Class	(50,990,557)	(50,990,557)	(91,035,668)	(91,035,668)
Reserve Class	(111,325,505)	(111,325,505)	(9,002,488)	(9,002,488)
Resource Class	(2,180,158)	(2,180,158)	(19,274,260)	(19,274,260)
Corporate Class	(39,442,015)	(39,442,015)	(209,804,200)	(209,804,200)
Net increase (decrease) in share activity	6,291,860	$6,291,860	(55,332,197)	$(55,332,197)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

48                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,024,153,591	$1,024,153,591	1,022,223,755	$1,022,223,755
Private Investment Class	41,102,729	41,102,729	48,653,591	48,653,591
Personal Investment Class	2,880,498	2,880,498	5,529,842	5,529,842
Cash Management Class	51,239,007	51,239,007	85,609,129	85,609,129
Reserve Class	53,662,145	53,662,145	57,041,089	57,041,089
Resource Class	80,556	80,556	2,830,839	2,830,839
Corporate Class	1,175,406	1,175,406	—	—

Issued as reinvestment of dividends:
Institutional Class	70,780	70,780	35,799	35,799
Private Investment Class	15,014	15,014	13,990	13,990
Personal Investment Class	11	11	651	651
Cash Management Class	13,782	13,782	13,598	13,598
Reserve Class	14,449	14,449	13,480	13,480
Resource Class	1,634	1,634	2,430	2,430
Corporate Class	1,040	1,040	15,648	15,648

Reacquired:
Institutional Class	(1,029,467,949)	(1,029,467,949)	(1,090,280,786)	(1,090,280,786)
Private Investment Class	(47,119,202)	(47,119,202)	(52,475,383)	(52,475,383)
Personal Investment Class	(4,107,324)	(4,107,324)	(5,629,174)	(5,629,174)
Cash Management Class	(71,598,855)	(71,598,855)	(95,328,428)	(95,328,428)
Reserve Class	(53,916,442)	(53,916,442)	(62,919,733)	(62,919,733)
Resource Class	(2,197,792)	(2,197,792)	(3,822,709)	(3,822,709)
Corporate Class	(27,621,656)	(27,621,656)	(5,059,726)	(5,059,726)
Net increase (decrease) in share activity	(61,618,578)	$(61,618,578)	(93,532,098)	$(93,532,098)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 11—Financial Highlights

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.07%	$100,187	0.41	%(c)	1.16	%(c)	0.08	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	156,216	0.21		1.17		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	180,015	0.19		1.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	175,832	0.24		1.17		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	97,224	0.27		1.18		0.02
STIC Prime Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.15	21,474	0.25	(c)	1.19	(c)	0.15	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	50,400	0.07		1.19		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	15,631	0.06		1.19		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	16,254	0.12		1.19		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	16,390	0.15		1.20		0.05
Treasury Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	159,126	0.27	(c)	1.14	(c)	0.04	(c)
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	35,604	0.06		1.17		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	187,372	0.04		1.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	106,232	0.09		1.18		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	25,206	0.08		1.18		0.02
Government & Agency Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	315,886	0.23	(c)	1.12	(c)	0.10	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	307,529	0.08		1.13		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	311,117	0.06		1.13		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	289,171	0.11		1.14		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	264,286	0.10		1.13		0.03
Government TaxAdvantage Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	36,641	0.18	(c)	1.34	(c)	0.07	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	5,876	0.00		1.33		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	704	0.02		1.29		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,296	0.06		1.20		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	1,351	0.07		1.22		0.02
Tax-Free Cash Reserve Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	21,535	0.15	(c)	1.29	(c)	0.07	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	21,775	0.03		1.31		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	27,640	0.04		1.30		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	32,804	0.10		1.30		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	25,360	0.13		1.30		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $144,492, $37,290, $76,350, $286,063, $44,148 and $23,607 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

50                         Short-Term Investments Trust

NOTE 12—Subsequent Event

On July 23, 2014, the SEC amended certain regulations under the 1940 Act (“Amendments”) that govern the operation of registered money market funds. The Amendments, in effect, created three categories of money market funds: institutional funds offered primarily to institutions, retail funds offered primarily to natural persons, and government funds offered to both institutions and natural persons that invest primarily in U.S. government securities. The Board of Trustees of the Funds (the “Board”) approved the changes to the Funds listed below, which will become effective on or before October 12, 2016.

Under the Amendments, Liquid Assets Portfolio and STIC Prime Portfolio, both “institutional” money market funds, are required to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. Liquid Assets Portfolio’s and STIC Prime Portfolio’s floating NAVs will be rounded to four decimal places (e.g., $1.0000).

Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio, all “government” money market funds, and Tax-Free Cash Reserve Portfolio, a “retail” money market fund, will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio are required to invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements collateralized solely by cash and/or U.S. government securities.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio have the ability to impose a liquidity fee of up to 2% on redemptions and/or temporarily suspend redemptions for up to 10 days (“redemption gate”) in the event that weekly liquid assets fall below a designated threshold. The Board has adopted procedures to implement liquidity fees and redemption gates for Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio in this circumstance.

Further, the Board recently approved changes to the Government TaxAdvantage Portfolio’s investment strategies to reposition the Fund as a Treasury-only portfolio, including changing the Fund’s name to “Treasury Obligations Portfolio.” These changes are scheduled to take effect on or about November 4, 2016.

In addition, Liquid Assets Portfolio declared the following dividends from short term capital gains, which was payable to all share classes, subsequent to August 31, 2016:

Declaration Date	Amount per Share	Record Date	Payable Date
September 12, 2016	$0.00036112	September 12, 2016	September 13, 2016
October 7, 2016	$0.00016120	October 7, 2016	October 11, 2016

51                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Reserve Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Reserve Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trusts”) at August 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of the Reserve Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 24, 2016

Houston, Texas

52                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Reserve Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.50	$2.36	$1,022.77	$2.39	0.47%
STIC Prime Portfolio	1,000.00	1,001.00	1.51	1,023.63	1.53	0.30
Treasury Portfolio	1,000.00	1,000.50	1.51	1,023.63	1.53	0.30
Government & Agency Portfolio	1,000.00	1,000.60	1.46	1,023.68	1.48	0.29
Government TaxAdvantage Portfolio	1,000.00	1,000.60	0.91	1,024.23	0.92	0.18
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.50	1.26	1,023.88	1.27	0.25

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2016, through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

53                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts). During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the

54                         Short-Term Investments Trust

fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

55                         Short-Term Investments Trust

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted

56                         Short-Term Investments Trust

that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but each fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers

Government Taxadvantage Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco

Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing each Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

57                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2016:

Federal and State Income Tax
	Long-Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	$532	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	—	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	—	0.00%	0.00%	44.50%	0.00%
Government & Agency Portfolio	—	0.00%	0.00%	7.13%	0.00%
Government TaxAdvantage Portfolio	—	0.00%	0.00%	32.82%	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%	0.00%	0.00%	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$75,349	0.00%
STIC Prime Portfolio	944	0.00%
Treasury Portfolio	—	100%
Government & Agency Portfolio	116,517	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

58                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US) Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			147	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent) Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, Invesco Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as Invesco Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			147	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	147	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company); Member of the Audit Committee, Ferroglobe PLC and Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	147	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society, Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	147	Trustee, Evans Scholarship Foundation
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including Nature’s Sunshine Products, Inc.

Formerly: Director, The Boss Group, Ltd. and Reich & Tang Funds (5 portfolios) (registered investment company); Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			147	Director of Nature’s Sunshine Products, Inc.
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	147	None
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University and Director, Arvest Bank	147	Director of Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	147	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	147	None
Raymond Stickel, Jr. — 1944 Trustee	2006	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	147	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor and Executive-in-Residence, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	147	None

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Suzanne H. Woolsey — 1941 Trustee	2014	Retired. Formerly: Chief Executive Officer of Woolsey Partners LLC	147	Director, SunShare LLC; Trustee, Ocean Conservancy; Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses and of Colorado College; Trustee, Chair, Business and Finance Committee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010, Trustee of the Rocky Mountain Institute
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Karen Dunn Kelley — 1960 Senior Vice President	1989

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman and Director, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Senior Vice President, The Invesco Funds

Formerly: Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management DAC (formerly known as INVESCO Global Asset Management Limited) and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco AIM Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-7 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2016

Resource Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

    (Renamed Treasury Obligations Portfolio effective November 4, 2016)

Tax-Free Cash Reserve Portfolio

2 Letters to Shareholders

4 Fund Data

5 Fund Objectives and Strategies

6 Fund Composition by Maturity

8 Schedules of Investments

32 Financial Statements

37 Notes to Financial Statements

50 Financial Highlights

52 Auditor’s Report

53 Fund Expenses

54 Approval of Investment Advisory and Sub-Advisory Contracts

58 Tax Information

T-1 Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2016. As always, we thank you for investing with us.

By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Positive economic growth in the US continued, but at a slightly slower pace than the prior fiscal year. The US economy continued to add jobs, bringing the unemployment rate below 5% while inflation remained subdued.[1] Against this backdrop, the Fed raised the federal funds target rate from a range of zero to 0.25% to a range of 0.25% to 0.50% in December 2015.[2] The quarter-point increase was the first increase in almost a decade.[2] Working against these positive developments, however, were global macro-economic headwinds in the form of slow global growth and the potential impact of Brexit – the decision by UK voters to leave the European Union. These risks, coupled with continued low US inflation, limited the Fed to just the one quarter-point hike over the reporting period.

Short-term yields increased primarily due to the Fed’s increase in the fed funds rate. For example, the 12-month US Treasury bill yielded 0.57% on August 31, 2016, up 22 basis points from a year earlier.[3] (A basis point is one one-hundredth of a percent-age point.) The three-month US dollar Libor increased 51 basis points to 0.84% over the reporting period.[3] However, much of that increase occurred late in the reporting period as money market investors shifted assets from prime money market funds to government money market funds; this resulted in declining demand for Libor-based assets such as certificates of deposit and commercial paper. Looking forward, expectations are that the Fed will raise the federal funds target rate, but at a slower and more methodical pace than the markets thought last year at this time.

US money market fund reform

The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in July of 2014, which were fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. Invesco has been thoughtfully evaluating the impact of money market reform and the impact this reform will have on our investors and our product line. Throughout this process, we have been listening to your questions and working through the concerns that you have articulated to ensure our products continue to meet your needs. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements and as updates are available. Invesco Global Liquidity’s current suite of liquidity solutions includes Treasury, government and agency, prime, tax-free and tax-exempt money market funds, global institutional money market funds, private trusts, an ultra-short bond fund, and separately managed account solutions in various currencies.

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Again, thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                          Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

■ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

■ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

■ Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund Data

Resource Class data as of 8/31/16
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	10 - 42 days	11 days	17 days	$7.2 million
STIC Prime	7 - 19 days	8 days	8 days	16.9 million
Treasury	29 - 54 days	48 days	97 days	482.9 million
Government & Agency	24 - 54 days	49 days	105 days	95.7 million
Government TaxAdvantage	17 - 58 days	37 days	65 days	193.7 thousand
Tax-Free Cash Reserve	14 - 38 days	14 days	22 days	2.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Effective on or about October 12, 2016, changes were made to the redemption, shareholder eligibility and pricing procedures for certain of Invesco’s Money Market Funds (“Funds”), in compliance with new regulatory requirements that took effect on October 14, 2016. Pursuant to these requirements, some of the Funds will transact at a floating net asset value and/or be subject to liquidity fees and redemption gates under certain circumstances. Please see the Funds’ current prospectuses, which can be found at invesco.com/prospectus, for descriptions of the current redemption, shareholder eligibility and pricing procedures.

4                         Short-Term Investments Trust

Fund Objectives and Strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar denominated obligations with maturities of 60 days or less, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit and time deposits from US or foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing. The Fund considers repurchase agreements with the Federal Reserve Bank of New York to be US government securities for purposes of the Fund’s investment policies.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests at least 99.5% of its total assets in cash and government securities. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities, or any certificate of deposit for any of the foregoing.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that (i) pay interest that is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

5                         Short-Term Investments Trust

Fund Composition by Maturity

In days, as of 8/31/16
	Liquid Assets Portfolio 1-9, 11-13	STIC Prime Portfolio 1-9, 11-13	Treasury Portfolio 2, 4-7, 10-11, 13	Government & Agency Portfolio 2, 4-7, 10-11, 13	Government TaxAdvantage Portfolio 2, 4-7, 11, 13	Tax-Free Cash Reserve Portfolio 1-8, 11-13
1 - 7	64.5%	69.4%	50.4%	37.9%	29.8%	92.6%
8 - 30	12.0	21.4	5.3	14.9	26.7	0.8
31 - 60	10.9	9.2	1.6	5.2	10.9	0.1
61 - 90	11.8	0.0	8.4	6.8	11.0	0.0
91 - 180	0.8	0.0	18.6	18.4	17.5	1.1
181+	0.0	0.0	15.7	16.8	4.1	5.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.
2	Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
3	Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.
4	Liquidity risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
5	Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
6	Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

6                         Short-Term Investments Trust

7	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, amendments to money market fund regulations could impact the Fund’s operations and possibly negatively impact its return.
8	Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatment that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
9	Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
10	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
11	US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
12	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
13	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

7                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–48.00%
Abbey National Treasury Services PLC	0.42%	09/06/2016	$100,000	$100,000,000
Abbey National Treasury Services PLC	0.43%	09/02/2016	175,000	175,000,000
Australia & New Zealand Banking Group, Ltd.(a)	0.31%	09/01/2016	368,000	368,000,000
Bank of Montreal(a)(b)	0.84%	09/07/2016	100,000	100,000,000
Bank of Montreal(a)(b)	0.84%	11/10/2016	200,000	200,000,000
Bank of Nova Scotia(a)(b)	0.93%	09/30/2016	120,100	120,100,000
Bank of Nova Scotia(a)(b)	0.98%	09/09/2016	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(a)	0.41%	09/06/2016	100,000	100,000,000
BNP Paribas S.A.(a)	0.30%	09/01/2016	200,000	200,000,000
Canadian Imperial Bank of Commerce(a)	0.30%	09/01/2016	290,000	290,000,000
Canadian Imperial Bank of Commerce(a)	0.90%	09/20/2016	75,000	75,000,000
Canadian Imperial Bank of Commerce(a)	0.93%	11/21/2016	90,000	90,000,000
Citibank, N.A.	0.53%	09/02/2016	45,000	45,000,000
Credit Industriel et Commercial(a)	0.38%	09/07/2016	70,000	70,000,000
Dexia Credit Local S.A.(a)(b)	0.86%	09/13/2016	100,000	100,000,000
Dexia Credit Local S.A.(a)	0.87%	11/14/2016	90,000	90,000,000
DNB Bank ASA(a)	0.30%	09/01/2016	478,478	478,477,949
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	0.75%	09/06/2016	50,000	50,000,827
HSBC Bank PLC(a)(b)(c)	0.97%	11/17/2016	107,000	107,000,000
KBC Bank N.V.(a)	0.41%	09/07/2016	100,000	100,000,000
KBC Bank N.V.(a)	0.42%	09/01/2016	100,000	100,000,000
Royal Bank of Canada(a)(b)	0.81%	10/03/2016	300,000	300,000,000
Skandinaviska Enskilda Banken AB(a)	0.30%	09/01/2016	580,000	580,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.42%	09/06/2016	100,000	100,000,000
Svenska Handelsbanken AB(a)	0.30%	09/01/2016	500,000	500,000,000
Svenska Handelsbanken AB(a)(b)	0.84%	09/19/2016	100,000	100,000,000
Swedbank AB(a)	0.30%	09/01/2016	350,000	350,000,000
Swedbank AB(a)	0.39%	09/06/2016	145,000	145,000,000
Swedbank AB(a)	0.39%	09/07/2016	80,000	80,000,000
Toronto-Dominion Bank (The)(a)(b)	0.87%	11/07/2016	77,000	77,000,000
UBS AG(a)(b)	0.93%	12/13/2016	95,000	95,000,000
Total Certificates of Deposit (Cost $5,385,578,776)				5,385,578,776

Commercial Paper–24.47%(d)
Asset-Backed Securities — Consumer Receivables–0.80%
Old Line Funding, LLC(c)	0.74%	09/16/2016	90,000	89,972,250

Asset-Backed Securities — Fully Supported–2.72%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(a)(c)	0.55%	10/03/2016	25,000	24,985,556
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(a)(c)	0.65%	09/06/2016	50,000	49,996,180
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	0.66%	09/12/2016	50,000	49,989,917
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)	0.69%	10/12/2016	115,000	115,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(a)(b)	0.84%	10/12/2016	64,750	64,750,000
				304,721,653

Asset-Backed Securities — Fully Supported Bank–6.65%
Alpine Securitization Ltd. (CEP–Credit Suisse AG)(a)(c)	0.55%	09/08/2016	65,000	64,993,049
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.43%	09/06/2016	100,000	99,994,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Anglesea Funding LLC (Multi–CEP’s)(a)(b)(c)	0.76%	10/03/2016	$135,000	$135,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(a)	0.58%	09/02/2016	34,300	34,299,447
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.87%	09/12/2016	75,000	74,980,062
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	0.88%	11/10/2016	60,000	59,897,333
Halkin Finance LLC (Multi–CEP’s)(a)(c)	0.60%	09/06/2016	50,000	49,995,833
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.66%	09/01/2016	30,000	30,000,000
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.67%	09/01/2016	26,600	26,600,000
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.86%	11/16/2016	50,000	49,909,222
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.61%	09/08/2016	25,000	24,997,035
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(a)(c)	0.54%	09/08/2016	35,000	34,996,325
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.58%	09/12/2016	50,000	49,991,139
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.60%	09/09/2016	10,000	9,998,667
				745,652,140

Asset-Backed Securities — Multi-Purpose–0.89%
Versailles Commercial Paper LLC(b)(c)	0.66%	10/14/2016	100,000	100,000,000

Diversified Banks–11.67%
BNP Paribas S.A.(a)	0.41%	09/06/2016	100,000	99,994,306
BNP Paribas S.A.(a)	0.41%	09/07/2016	130,000	129,991,117
Dexia Credit Local S.A.(a)	0.65%	09/12/2016	102,450	102,429,652
DNB Bank ASA(a)(c)	0.88%	09/12/2016	75,000	74,979,833
ING (US) Funding LLC(a)	0.70%	09/08/2016	37,325	37,319,920
ING (US) Funding LLC(a)	0.70%	09/09/2016	125,000	124,980,556
Mizuho Bank, Ltd.(a)(c)	0.41%	09/06/2016	100,000	99,994,306
Societe Generale S.A.(a)	0.29%	09/01/2016	500,000	500,000,000
Sumitomo Mitsui Banking Corp.(a)(c)	0.67%	09/01/2016	140,000	140,000,000
				1,309,689,690

Other Diversified Financial Services–0.76%
Nationwide Building Society(a)(c)	0.73%	09/15/2016	85,000	84,975,869

Regional Banks–0.76%
HSBC Bank PLC(a)(b)	0.90%	09/06/2016	85,000	85,000,000

Specialized Finance–0.22%
CDP Financial Inc.(a)(c)	0.55%	09/08/2016	25,000	24,997,326
Total Commercial Paper (Cost $2,745,008,928)				2,745,008,928

Medium-Term Notes–5.43%
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes(b)	0.76%	10/19/2016	235,000	235,000,000
Unsec. Medium-Term Floating Rate Notes(b)	0.82%	10/29/2016	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(a)(b)(c)	0.91%	11/04/2016	150,000	150,000,000
Total Medium-Term Notes (Cost $610,000,000)				610,000,000

Variable Rate Demand Notes–5.07%(e)
Credit Enhanced–4.99%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.51%	06/01/2029	2,535	2,535,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.62%	12/01/2028	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Blair (County of), Pennsylvania Industrial Development Authority (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	10/01/2028	$39,900	$39,900,000
California (State of) Statewide Communities Development Authority (Birchcrest Apartments); Series 2001 S, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.76%	08/01/2032	1,500	1,500,000
California (State of); Series 2003 C-4, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.56%	05/01/2033	11,140	11,140,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.49%	07/01/2038	4,685	4,685,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.56%	09/01/2033	18,684	18,684,000
District of Columbia (Pew Charitable Trusts (The)); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	04/01/2038	70,000	70,000,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.57%	03/01/2030	3,272	3,272,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.58%	06/01/2037	5,318	5,318,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(f)	0.65%	08/01/2027	1,000	1,000,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.63%	12/01/2028	8,500	8,500,000
Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	02/01/2040	19,500	19,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(f)	0.59%	02/01/2042	10,800	10,800,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage Network); Series 2006, VRD RB (LOC–US Bank, N.A.)(f)	0.59%	05/01/2036	2,330	2,330,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–US Bank, N.A.)(f)	0.59%	10/01/2033	3,901	3,901,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	09/01/2048	20,435	20,435,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 & 240); Series 1993, VRD Special Assessment RB (LOC–U.S.Bank, N.A.)(f)	0.50%	04/01/2033	7,000	7,000,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(a)(c)(f)	0.59%	04/01/2047	43,600	43,600,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	0.56%	05/01/2037	19,980	19,980,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.58%	10/01/2042	1,500	1,500,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.57%	07/01/2038	9,000	9,000,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.60%	07/15/2036	3,965	3,965,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(f)	0.58%	11/01/2044	30,000	30,000,000
New York (State of) Housing Finance Agency (625 West 57th Street Housing); Series 2015 A-1, VRD RB (LOC–Bank of New York Mellon (The))(f)	0.57%	05/01/2049	69,050	69,050,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.57%	11/01/2041	9,500	9,500,000
New York City Housing Development Corp. (Crest (The)); Series 2005 A, VRD MFH RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(f)	0.65%	12/01/2036	16,730	16,730,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.58%	08/01/2034	10,433	10,433,000
Philadelphia School District; Series 2016 C, Ref. VRD Limited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.58%	09/01/2030	32,259	32,259,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.56%	07/01/2040	1,970	1,970,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	04/01/2026	$1,193	$1,193,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.57%	07/01/2037	29,872	29,872,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.60%	06/15/2031	1,945	1,945,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.66%	06/01/2041	6,990	6,990,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.58%	11/15/2043	14,950	14,950,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.66%	09/15/2036	4,375	4,375,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.59%	07/01/2027	5,884	5,884,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.65%	08/15/2034	14,500	14,500,000
				560,196,000

Other Variable Rate Demand Notes–0.08%
Federal Home Loan Mortgage Corp.; Series M028, Class A, VRD MFH Ctfs.	0.65%	09/15/2024	8,425	8,425,000
Total Variable Rate Demand Notes (Cost $568,621,000)				568,621,000

U.S. Treasury Bills–1.96%(d)
U.S. Treasury Bills (Cost $219,771,444)	0.45%	11/25/2016	220,000	219,771,444
TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.93% (Cost $9,528,980,148)				9,528,980,148

			Repurchase Amount
Repurchase Agreements–15.45%(g)
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $600,006,167 (collateralized by a U.S. Treasury obligation valued at $611,526,891; 0.13%, 04/15/2020)	0.37%	09/01/2016	600,006,167	600,000,000
Citigroup Global Markets Inc., term agreement dated 04/11/2016, maturing value of $60,000,000 (collateralized by domestic and foreign non-agency asset-backed securities valued at $66,000,001; 0%-5.06%, 09/25/2034-12/26/2050)(b)	1.00%	12/02/2016	60,000,000	60,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2016, maturing value of $100,011,667 (collateralized by domestic and foreign agency mortgage-backed securities valued at $110,000,935; 0%-9.86%, 11/26/2035-02/25/2056)(a)(h)	0.60%	09/07/2016	100,011,667	100,000,000
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $10,000,147 (collateralized by a domestic corporate obligation valued at $10,500,782; 2.70%, 05/13/2022)(a)	0.53%	09/01/2016	10,000,147	10,000,000
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $10,002,256 (collateralized by domestic corporate obligations valued at $10,502,355; 2.40%-3.75%, 08/08/2026-02/12/2045)(a)	0.58%	09/07/2016	10,002,256	10,000,000
ING Financial Markets, LLC, term agreement dated 08/29/2016, maturing value of $30,003,467 (collateralized by domestic and foreign corporate obligations valued at $31,502,179; 2.00%-5.88%, 10/19/2016-02/23/2046)(a)	0.52%	09/06/2016	30,003,467	30,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	375,826,634	375,823,293
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/31/2016, maturing value of $250,230,903 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign agency and non-agency asset-backed securities and a foreign corporate obligation valued at $267,421,524; 0%-16.76%, 07/28/2020-08/25/2055)(b)	0.95%	10/05/2016	250,230,903	250,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., term agreement dated 08/01/2016, maturing value of $98,113,190 (collateralized by domestic agency mortgage-backed securities valued at $99,960,000; 0%-6.18%, 12/25/2033-07/25/2046)(a)(h)	0.66%	10/03/2016	$98,113,190	$98,000,000
Societe Generale, agreement dated 08/31/2016, maturing value of $100,000,011 (collateralized by a U.S. Treasury obligation valued at $102,033,328; 0.14%, 05/31/2021)	0.38%	09/01/2016	100,000,011	99,998,955
Wells Fargo Securities, LLC, agreement dated 08/31/2016, maturing value of $100,001,111 (collateralized by domestic corporate obligations valued at $105,000,000; 0%, 09/01/2016-09/07/2016)	0.40%	09/01/2016	100,001,111	100,000,000
Total Repurchase Agreements (Cost $1,733,822,248)				1,733,822,248
TOTAL INVESTMENTS(i)(j)–100.38% (Cost $11,262,802,396)				11,262,802,396
OTHER ASSETS LESS LIABILITIES–(0.38)%				(42,872,718)
NET ASSETS–100.00%				$11,219,929,678

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 15.6%; Canada: 13.6%; France: 11.9%; Japan: 5.2%; other countries less than 5% each: 24.8%.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $1,706,229,013, which represented 15.21% of the Fund’s Net Assets.
(d)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
BNP Paribas S.A.	5.4%
Svenska Handelsbanken AB	5.3
Skandinaviska Enskilda Banken AB	5.2
Swedbank AB	5.1
Societe Generale S.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit–38.84%
Abbey National Treasury Services PLC	0.43%	09/02/2016	$25,000	$25,000,000
Australia & New Zealand Banking Group, Ltd.(a)	0.31%	09/01/2016	100,000	100,000,000
BNP Paribas S.A.(a)	0.30%	09/01/2016	75,000	75,000,000
Canadian Imperial Bank of Commerce(a)	0.30%	09/01/2016	75,000	75,000,000
Citibank, N.A.	0.53%	09/02/2016	30,000	30,000,000
DNB Bank ASA(a)	0.30%	09/01/2016	60,000	60,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(a)	0.55%	09/12/2016	50,000	50,000,000
Lloyds Bank PLC(a)	0.30%	09/01/2016	50,000	50,000,000
Skandinaviska Enskilda Banken AB(a)	0.30%	09/01/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(a)	0.58%	09/01/2016	40,000	40,000,000
Svenska Handelsbanken AB(a)	0.30%	09/01/2016	50,000	50,000,000
Svenska Handelsbanken AB(a)	0.53%	09/16/2016	50,000	50,000,104
Swedbank AB(a)	0.30%	09/01/2016	100,000	100,000,000
Total Certificates of Deposit (Cost $805,000,104)				805,000,104

Commercial Paper–31.96%(b)
Asset-Backed Securities — Fully Supported–2.17%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.56%	09/09/2016	20,000	19,997,511
Kells Funding LLC (CEP–FMS Wertmanagement)(a)	0.58%	09/06/2016	25,000	24,997,986
				44,995,497

Asset-Backed Securities — Fully Supported Bank–16.45%
Anglesea Funding LLC (Multi–CEP’s)(a)(c)	0.61%	09/06/2016	25,000	24,997,882
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.59%	09/02/2016	15,000	14,999,754
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.76%	10/05/2016	30,000	29,978,467
Barton Capital S.A. (CEP–Societe Generale S.A.)(a)(c)	0.60%	09/07/2016	10,000	9,999,000
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(a)	0.70%	10/03/2016	30,000	29,981,333
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(a)	0.58%	09/02/2016	15,000	14,999,758
Cedar Springs Capital Co. LLC (CEP–UBS AG)(a)(c)	0.57%	09/15/2016	50,000	49,988,917
Institutional Secured Funding Ltd. (Multi–CEP’s)(a)(c)	0.67%	09/02/2016	45,000	44,999,162
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(a)(c)	0.61%	10/07/2016	20,000	19,987,800
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(a)(c)	0.61%	09/08/2016	15,000	14,998,221
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.60%	09/09/2016	66,000	65,991,200
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(c)	0.58%	09/12/2016	20,000	19,996,456
				340,917,950

Asset-Backed Securities — Multi–Purpose–2.41%
Nieuw Amsterdam Receivables Corp.(a)(c)	0.63%	10/07/2016	50,000	49,968,500

Diversified Banks–8.30%
Bank of Nova Scotia(a)(c)	0.60%	09/19/2016	40,000	39,988,000
BNP Paribas S.A.(a)	0.51%	09/02/2016	25,000	24,999,646
DNB Bank ASA(a)(c)	0.54%	10/03/2016	40,000	39,980,800
NRW Bank(a)(c)	0.55%	09/19/2016	30,000	29,991,750
NRW Bank(a)(c)	0.61%	09/26/2016	37,000	36,984,326
				171,944,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–2.63%
CDP Financial Inc.(a)(c)	0.48%	09/08/2016	$46,000	$45,995,707
CDP Financial Inc.(a)(c)	0.55%	09/08/2016	8,000	8,499,091
				54,494,798
Total Commercial Paper (Cost $662,321,267)				662,321,267

Variable Rate Demand Notes–12.48%(d)
Credit Enhanced–12.48%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.51%	06/01/2029	1,935	1,935,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.78%	09/01/2019	2,373	2,373,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.62%	12/01/2028	5,510	5,510,000
Blair (County of), Pennsylvania Industrial Development Authority (Altoona-Blair County Development Corp.); Series 2008, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	10/01/2028	15,000	15,000,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	06/01/2037	6,000	6,000,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, MFH VRD RB (LOC–Citibank, N.A.)(e)	0.63%	10/01/2039	10,380	10,380,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.56%	09/01/2033	4,190	4,190,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.67%	04/01/2024	164	164,000
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.64%	06/15/2025	3,975	3,975,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.60%	05/01/2036	7,140	7,140,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.58%	11/01/2030	1,104	1,104,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(e)	0.57%	11/01/2024	4,715	4,715,000
Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.59%	06/01/2048	3,822	3,822,000
Harris (County of), Texas Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.57%	02/15/2042	4,829	4,829,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	01/01/2038	2,665	2,665,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.59%	05/01/2036	305	305,000
Illinois (State of) Finance Authority (Waste Management, Inc.); Series 2003, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.65%	09/01/2027	5,000	5,000,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 and 240); Series 1993, VRD Special Assessment RB (LOC–U.S. Bank, N.A.)(e)	0.50%	04/01/2033	13,400	13,400,000
Jets Stadium Development, LLC; Series 2007 A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(c)(e)	0.59%	04/01/2047	59,200	59,200,000
Loudoun (County of), Virginia Industrial Development Authority (Loudoun County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.58%	03/01/2038	2,658	2,658,000
Louisa (County of), Virginia Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	10/01/2030	634	634,000
M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(c)(e)	0.54%	01/01/2033	5,535	5,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.60%	07/01/2028	725	725,000
New York (State of) Housing Finance Agency (29 Flatbush Avenue Housing); Series 2015 B, VRD RB (LOC–Landesbank Hessen-Thueringen Girozentrale)(a)(e)	0.58%	11/01/2044	10,900	10,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.63%	11/01/2044	$3,400	$3,400,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.63%	11/01/2046	12,911	12,911,000
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	03/01/2031	7,233	7,233,000
Orange (County of), Florida Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)	0.58%	06/01/2025	10,710	10,710,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.58%	08/01/2034	7,311	7,311,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.57%	07/01/2032	1,048	1,048,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.58%	05/01/2032	2,152	2,152,000
Philadelphia School District; Series 2016 C, Ref. VRD Limited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.58%	09/01/2030	5,496	5,496,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	04/01/2026	519	519,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	07/01/2037	2,250	2,250,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.57%	03/01/2028	2,702	2,702,000
Southfield Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	10/01/2031	809	809,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.59%	10/01/2033	3,241	3,241,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.60%	05/01/2042	11,298	11,298,000
Tucson (City of), Arizona Industrial Development Authority (La Entrada Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.59%	07/15/2031	1,750	1,750,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(e)	0.59%	07/01/2027	3,106	3,106,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.65%	08/15/2034	10,608	10,608,000
Total Variable Rate Demand Notes (Cost $258,703,000)				258,703,000

U.S. Government Sponsored Agency Securities–1.23%
Overseas Private Investment Corp. (OPIC)–1.23%(d)
Unsec. Gtd. VRD COP	0.43%	05/15/2030	11,596	11,596,000
Unsec. Gtd. VRD COP	0.58%	09/15/2022	10,000	10,000,000
Unsec. Gtd. VRD COP	0.58%	09/20/2022	4,000	4,000,000
Total U.S. Government Sponsored Agency Securities (Cost $25,596,000)				25,596,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.51% (Cost $1,751,620,371)				1,751,620,371

			Repurchase Amount
Repurchase Agreements–15.48%(f)
Credit Suisse Securities (USA) LLC, term agreement dated 08/31/2016, maturing value of $80,009,333 (collateralized by domestic agency mortgage-backed securities valued at $84,000,275; 0%-14.72%, 10/27/2034-11/25/2057)(a)(g)	0.60%	09/07/2016	80,009,333	80,000,000
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $75,001,104 (collateralized by domestic and foreign corporate obligations valued at $79,467,518; 1.72%-8.40%, 06/24/2018-11/15/2045)(a)	0.53%	09/01/2016	75,001,104	75,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 08/29/2016, maturing value of $15,001,733 (collateralized by domestic corporate obligations valued at $16,503,190; 2.40%-3.70%, 05/13/2022-08/08/2046)(a)	0.52%	09/06/2016	$15,001,733	$15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	25,474,985	25,474,759
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 08/31/2016, maturing value of $20,268,703 (collateralized by a domestic non-agency mortgage-backed security valued at $22,275,000; 0%, 08/10/2045)	0.95%	10/05/2016	20,268,703	20,250,000
RBC Capital Markets Corp., term agreement dated 08/01/2016, maturing value $105,121,275 (collateralized by domestic agency asset-backed securities valued at $107,100,000; 0%-6.74%, 03/15/2028-07/20/2046)(a)(g)	0.66%	10/03/2016	105,121,275	105,000,000
Total Repurchase Agreements (Cost $320,724,759)				320,724,759
TOTAL INVESTMENTS(h)(i)–99.99% (Cost $2,072,345,130)				2,072,345,130
OTHER ASSETS LESS LIABILITIES–0.01%				278,832
NET ASSETS–100.00%				$2,072,623,962

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi–Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 14.5%; Canada: 14.4%; Netherlands: 10.1%; France: 9.2%; Japan: 8.9%; Germany: 7.4%; Switzerland: 6.3%; other countries less than 5% each: 14.2%.
(b)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”).The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $632,077,544, which represented 30.50% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations, but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–46.78%
U.S. Treasury Bills–27.08%(a)
U.S. Treasury Bills	0.48%	09/08/2016	$300,000	$299,972,292
U.S. Treasury Bills	0.49%	09/15/2016	150,000	149,971,708
U.S. Treasury Bills	0.51%	09/15/2016	200,000	199,960,722
U.S. Treasury Bills	0.48%	09/29/2016	400,000	399,852,222
U.S. Treasury Bills	0.33%	10/20/2016	200,000	199,912,481
U.S. Treasury Bills	0.39%	11/10/2016	914	913,525
U.S. Treasury Bills	0.40%	11/17/2016	141,000	140,880,875
U.S. Treasury Bills	0.31%	11/25/2016	400,000	399,711,000
U.S. Treasury Bills	0.45%	11/25/2016	158,000	157,835,855
U.S. Treasury Bills	0.46%	11/25/2016	250,000	249,734,375
U.S. Treasury Bills	0.32%	12/01/2016	300,000	299,761,125
U.S. Treasury Bills	0.33%	12/01/2016	450,000	449,629,174
U.S. Treasury Bills	0.34%	12/01/2016	400,000	399,661,276
U.S. Treasury Bills	0.49%	12/01/2016	200,000	199,757,333
U.S. Treasury Bills	0.40%	01/12/2017	200,000	199,705,922
U.S. Treasury Bills	0.42%	01/19/2017	200,000	199,677,222
U.S. Treasury Bills	0.43%	01/19/2017	200,000	199,668,666
U.S. Treasury Bills	0.44%	01/26/2017	200,000	199,648,833
U.S. Treasury Bills	0.40%	02/02/2017	195,000	194,670,505
U.S. Treasury Bills	0.42%	02/09/2017	150,000	149,724,958
U.S. Treasury Bills	0.44%	02/16/2017	171,000	170,652,870
U.S. Treasury Bills	0.45%	02/16/2017	234,000	233,514,061
U.S. Treasury Bills	0.45%	02/23/2017	150,000	149,676,979
U.S. Treasury Bills	0.46%	02/23/2017	402,000	401,120,625
U.S. Treasury Bills	0.59%	04/27/2017	124,000	123,528,218
U.S. Treasury Bills	0.57%	06/22/2017	200,000	199,085,333
U.S. Treasury Bills	0.55%	07/20/2017	48,000	47,766,013
U.S. Treasury Bills	0.57%	07/20/2017	152,000	151,242,727
				6,167,236,895

U.S. Treasury Notes–19.70%
U.S. Treasury Floating Rate Notes(b)	0.50%	10/31/2017	706,250	706,054,380
U.S. Treasury Floating Rate Notes(b)	0.61%	01/31/2018	300,000	300,160,479
U.S. Treasury Floating Rate Notes(b)	0.53%	04/30/2018	664,000	664,091,065
U.S. Treasury Floating Rate Notes(b)	0.51%	07/31/2018	445,240	445,284,285
U.S. Treasury Notes	1.00%	09/30/2016	150,000	150,055,611
U.S. Treasury Notes	3.13%	10/31/2016	152,492	153,142,665
U.S. Treasury Notes	4.63%	11/15/2016	350,000	353,023,406
U.S. Treasury Notes	0.50%	11/30/2016	100,000	100,017,911
U.S. Treasury Notes	2.75%	11/30/2016	150,000	150,804,893
U.S. Treasury Notes	0.88%	01/31/2017	200,000	200,280,423
U.S. Treasury Notes	0.63%	02/15/2017	100,000	100,052,663
U.S. Treasury Notes	4.63%	02/15/2017	225,000	229,206,093
U.S. Treasury Notes	0.50%	02/28/2017	100,000	99,962,854
U.S. Treasury Notes	0.88%	02/28/2017	50,000	50,084,753
U.S. Treasury Notes	3.00%	02/28/2017	50,000	50,608,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes–(continued)
U.S. Treasury Notes	0.50%	04/30/2017	$176,000	$175,980,117
U.S. Treasury Notes	0.88%	04/30/2017	150,000	150,356,964
U.S. Treasury Notes	2.75%	05/31/2017	200,000	203,258,333
U.S. Treasury Notes	2.50%	06/30/2017	200,000	203,122,584
				4,485,547,486
Total U.S. Treasury Securities (Cost $10,652,784,381)				10,652,784,381
TOTAL INVESTMENTS (excluding Repurchase Agreements)–46.78% (Cost $10,652,784,381)				10,652,784,381

			Repurchase Amount
Repurchase Agreements–58.35%(c)
ABN AMRO Bank N.V., agreement dated 08/31/2016, maturing value of $350,003,208 (collateralized by U.S. Treasury obligations valued at $357,000,033; 1.50%-5.38%, 12/31/2018-11/15/2045)	0.33%	09/01/2016	350,003,208	350,000,000
Bank of Montreal, term agreement dated 08/04/2016, maturing value of $250,250,347 (collateralized by U.S. Treasury obligations valued at $255,000,094; 0.36%-8.75%, 07/31/2017-05/15/2046)(d)	0.35%	11/15/2016	250,250,347	250,000,000
Bank of Nova Scotia, agreement dated 08/31/2016, maturing value of $50,000,444 (collateralized by a U.S. Treasury obligation valued at $51,000,052; 0.88%, 06/15/2017)	0.32%	09/01/2016	50,000,444	50,000,000
Bank of Nova Scotia, agreement dated 08/31/2016, maturing value of $500,004,444 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13%-8.88%, 09/30/2016-05/15/2046)	0.32%	09/01/2016	500,004,444	500,000,000
Bank of Nova Scotia, term agreement dated 06/07/2016, maturing value of $160,165,822 (collateralized by U.S. Treasury obligations valued at $163,200,100; 0.13%-6.25%, 01/15/2017-05/15/2038)(d)	0.41%	09/06/2016	160,165,822	160,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $1,930,019,836 (collateralized by U.S. Treasury obligations valued at $1,969,920,445; 0.13%-1.38%, 01/15/2021-02/15/2044)	0.37%	09/01/2016	1,930,019,836	1,930,000,000
BNP Paribas Securities Corp., term agreement dated 08/29/2016, maturing value of $235,018,800 (collateralized by U.S. Treasury obligations valued at $239,596,184; 1.38%, 05/31/2021)(d)	0.36%	09/06/2016	235,018,800	235,000,000
CIBC World Markets Corp., agreement dated 08/31/2016, maturing value of $1,100,009,472 (collateralized by U.S. Treasury obligations valued at $1,122,001,293; 0.08%-9.00%, 09/15/2016-02/15/2046)	0.31%	09/01/2016	1,100,009,472	1,100,000,000
Citigroup Global Markets Inc., agreement dated 08/31/2016, maturing value of $400,003,556 (collateralized by U.S. Treasury obligations valued at $408,000,049; 1.75%-2.75%, 12/31/2017-11/15/2020)	0.32%	09/01/2016	400,003,556	400,000,000
Citigroup Global Markets Inc., term agreement dated 08/25/2016, maturing value of $700,042,194 (collateralized by U.S. Treasury obligations valued at $714,000,005; 0%-5.25%, 07/31/2020-05/16/2046)(d)	0.31%	09/01/2016	700,042,194	700,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $100,000,861 (collateralized by a U.S. Treasury obligation valued at $102,000,005; 1.75%, 02/28/2022)	0.31%	09/01/2016	100,000,861	100,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $500,004,306 (collateralized by a U.S. Treasury obligation valued at $510,000,073; 2.38%, 01/15/2017)	0.31%	09/01/2016	500,004,306	500,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 08/25/2016, maturing value of $250,015,069 (collateralized by U.S. Treasury obligations valued at $255,000,095; 0.13%-2.75%, 01/15/2022-11/15/2023)(d)	0.31%	09/01/2016	250,015,069	250,000,000
Credit Suisse Securities (USA) LLC, agreement dated 08/31/2016, maturing value of $500,004,444 (collateralized by U.S. Treasury obligations valued at $510,003,220; 0.75%-3.88%, 01/15/2027-02/15/2042)	0.32%	09/01/2016	500,004,444	500,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $150,001,727 (collateralized by U.S. Treasury obligations valued at $152,836,142; 1.13%, 01/15/2021)	0.40%	09/01/2016	150,001,727	150,000,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $540,737,557 (collateralized by U.S. Treasury obligations valued at $551,706,428; 0.13%, 04/15/2021)	0.36%	09/01/2016	$540,737,557	$540,732,150
J.P. Morgan Securities Inc., agreement dated 08/31/2016, maturing value of $250,002,222 (collateralized by U.S. Treasury obligations valued at $255,000,994; 1.38%-1.63%, 02/29/2020-11/30/2020)	0.32%	09/01/2016	250,002,222	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	123,576,647	123,575,549
Mitsubishi UFJ Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $200,001,556 (collateralized by U.S. Treasury obligations valued at $204,000,001; 0%-5.38%, 09/29/2016-05/15/2046)	0.28%	09/01/2016	200,001,556	200,000,000
Prudential Insurance Co. of America, agreement dated 08/31/2016, maturing value of $261,197,257 (collateralized by U.S. Treasury obligations valued at $266,416,240; 0%, 11/15/2027-08/15/2037)	0.38%	09/01/2016	261,197,257	261,194,500
RBC Capital Markets LLC, term agreement dated 08/29/2016, maturing value of $500,000,000 (collateralized by U.S. Treasury obligations valued at $510,000,048; 0%-8.88%, 09/01/2016-02/15/2045)(b)(d)	0.34%	11/28/2016	500,000,000	500,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $415,027,938 (collateralized by U.S. Treasury obligations valued at $423,156,488; 2.38%, 08/15/2024)(d)	0.40%	09/01/2016	415,027,938	414,995,661
Societe Generale, agreement dated 08/31/2016, maturing value of $249,997,496 (collateralized by U.S. Treasury obligations valued at $254,946,550; 2.25%, 11/15/2024)	0.38%	09/01/2016	249,997,496	249,994,857
Societe Generale, agreement dated 08/31/2016, maturing value of $820,004,056 (collateralized by U.S. Treasury obligations valued at $836,677,342; 1.38%, 05/31/2021)	0.38%	09/01/2016	820,004,056	819,995,400
Societe Generale, open agreement dated 07/13/2016 (collateralized by U.S. Treasury obligations valued at $1,122,000,050; 0.13%-8.75%, 02/15/2017-11/15/2045)(b)(e)	0.28%	—	—	1,100,000,000
TD Securities (USA) LLC, agreement dated 08/31/2016, maturing value of $300,002,667 (collateralized by U.S. Treasury obligations valued at $306,000,031; 0.13%-7.88%, 09/15/2016-11/15/2045)	0.32%	09/01/2016	300,002,667	300,000,000
Wells Fargo Bank, N.A., agreement dated 08/31/2016, maturing value of $425,003,778 (collateralized by U.S. Treasury obligations valued at $433,500,029; 0.88%-1.38%, 10/15/2017-10/31/2020)	0.32%	09/01/2016	425,003,778	425,000,000
Wells Fargo Bank, N.A., term agreement dated 08/02/2016, maturing value of $200,207,278 (collateralized by U.S. Treasury obligations valued at $204,000,090; 1.25%-1.63%, 12/31/2019-07/31/2020)	0.41%	11/01/2016	200,207,278	200,000,000
Wells Fargo Securities, LLC, agreement dated 08/31/2016, maturing value of $325,002,889 (collateralized by U.S. Treasury obligations valued at $331,500,069; 0.13%-3.88%, 04/15/2017-02/15/2046)	0.32%	09/01/2016	325,002,889	325,000,000
Wells Fargo Securities, LLC, term agreement dated 07/08/2016, maturing value of $160,160,000 (collateralized by U.S. Treasury obligations valued at $163,200,063; 3.00%-3.13%, 02/15/2042-11/15/2045)	0.40%	10/06/2016	160,160,000	160,000,000
Wells Fargo Securities, LLC, term agreement dated 08/08/2016, maturing value of $240,248,733 (collateralized by U.S. Treasury obligations valued at $244,800,012; 3.00%, 05/15/2042-11/15/2045)	0.41%	11/07/2016	240,248,733	240,000,000
Total repurchase Agreements (Cost $13,285,488,177)				13,285,488,177
TOTAL INVESTMENTS(f)–105.13% (Cost $23,938,272,558)				23,938,272,558
OTHER ASSETS LESS LIABILITIES–(5.13)%				(1,168,225,703)
NET ASSETS–100.00%				$22,770,046,855

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–37.51%
Federal Farm Credit Bank (FFCB)–3.87%
Disc. Notes(a)	0.52%	12/21/2016	$25,000	$24,959,917
Disc. Notes(a)	0.57%	03/20/2017	19,000	18,939,833
Unsec. Bonds(b)	0.52%	05/30/2017	45,000	44,996,137
Unsec. Bonds(b)	0.54%	06/20/2017	39,325	39,298,277
Unsec. Bonds(b)	0.53%	07/06/2017	70,000	69,984,938
Unsec. Bonds(b)	0.54%	07/14/2017	14,000	14,002,411
Unsec. Bonds(b)	0.66%	07/21/2017	45,000	44,999,938
Unsec. Bonds(b)	0.55%	07/25/2017	35,600	35,615,373
Unsec. Bonds(b)	0.50%	08/21/2017	22,000	21,988,085
Unsec. Bonds(b)	0.56%	08/29/2017	4,625	4,625,011
Unsec. Bonds(b)	0.56%	11/13/2017	8,000	7,990,795
Unsec. Bonds(b)	0.54%	12/27/2017	30,000	29,948,271
Unsec. Bonds(b)	0.54%	01/17/2018	10,000	9,992,377
Unsec. Bonds(b)	0.58%	02/09/2018	25,000	25,003,618
Unsec. Bonds(b)	0.55%	02/26/2018	50,000	49,977,986
Unsec. Bonds(b)	0.63%	03/21/2018	20,000	20,014,232
				462,337,199

Federal Home Loan Bank (FHLB)–23.12%
Unsec. Bonds	0.56%	01/20/2017	60,000	59,997,740
Unsec. Bonds	0.54%	01/25/2017	49,000	48,992,198
Unsec. Bonds	0.54%	01/25/2017	48,000	47,988,511
Unsec. Bonds	0.54%	01/26/2017	20,000	19,995,936
Unsec. Bonds(b)	0.54%	02/27/2017	25,000	25,000,000
Unsec. Bonds	0.88%	03/10/2017	13,155	13,178,995
Unsec. Bonds	0.55%	03/21/2017	52,630	52,639,816
Unsec. Bonds	0.60%	05/19/2017	62,000	62,000,000
Unsec. Bonds	0.60%	05/23/2017	73,000	72,997,176
Unsec. Bonds(b)	0.50%	08/18/2017	73,500	73,464,338
Unsec. Bonds(b)	0.68%	10/30/2017	199,700	199,682,374
Unsec. Bonds(b)	0.57%	11/15/2017	40,000	40,000,000
Unsec. Bonds(b)	0.56%	11/17/2017	25,000	25,000,000
Unsec. Bonds(b)	0.58%	02/16/2018	45,000	45,000,000
Unsec. Disc. Notes(a)	0.07%	09/01/2016	5,000	5,000,000
Unsec. Disc. Notes(a)	0.50%	09/23/2016	85,000	84,974,028
Unsec. Disc. Notes(a)	0.51%	09/23/2016	43,100	43,086,699
Unsec. Disc. Notes(a)	0.48%	10/14/2016	250,850	250,705,269
Unsec. Disc. Notes(a)	0.46%	10/19/2016	11,000	10,993,297
Unsec. Disc. Notes(a)	0.46%	10/21/2016	75,000	74,952,708
Unsec. Disc. Notes(a)	0.52%	10/24/2016	52,000	51,960,191
Unsec. Disc. Notes(a)	0.55%	11/18/2016	100,000	99,881,267
Unsec. Disc. Notes(a)	0.34%	11/23/2016	115,000	114,909,853
Unsec. Disc. Notes(a)	0.35%	11/25/2016	400,000	399,671,805
Unsec. Disc. Notes(a)	0.44%	01/06/2017	100,000	99,846,541
Unsec. Disc. Notes(a)	0.48%	02/22/2017	147,000	146,661,803
Unsec. Global Bonds(b)	0.46%	01/17/2017	80,000	79,957,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Global Bonds(b)	0.61%	01/23/2017	$50,000	$50,000,000
Unsec. Global Bonds(b)	0.53%	04/21/2017	10,000	9,997,136
Unsec. Global Bonds	1.00%	06/21/2017	30,380	30,472,609
Unsec. Global Bonds(b)	0.52%	08/15/2017	50,000	50,000,000
Unsec. Global Bonds(b)	0.55%	09/06/2017	25,000	25,000,288
Unsec. Global Bonds(b)	0.72%	11/15/2017	60,000	59,977,692
Unsec. Global Bonds(b)	0.57%	12/07/2017	22,000	21,997,503
Unsec. Global Bonds(b)	0.63%	01/08/2018	80,000	80,000,000
Unsec. Global Bonds(b)	0.67%	02/26/2018	185,000	185,000,000
				2,760,983,377

Federal Home Loan Mortgage Corp. (FHLMC)–5.49%
Unsec. Disc. Notes(a)	0.49%	09/23/2016	90,000	89,973,172
Unsec. Disc. Notes(a)	0.40%	01/04/2017	80,000	79,888,889
Unsec. Disc. Notes(a)	0.41%	01/06/2017	205,000	204,703,491
Unsec. Disc. Notes(a)	0.42%	01/09/2017	45,000	44,931,750
Unsec. Global Notes(b)	0.51%	01/13/2017	10,000	10,001,689
Unsec. Global Notes	0.50%	01/27/2017	26,111	26,112,677
Unsec. Global Notes	5.00%	02/16/2017	35,000	35,715,910
Unsec. Global Notes(b)	0.52%	04/20/2017	30,000	29,997,096
Unsec. Global Notes(b)	0.56%	04/27/2017	14,000	13,994,969
Unsec. Global Notes(b)	0.64%	07/21/2017	20,000	19,998,179
Unsec. Global Notes(b)	0.63%	01/08/2018	100,000	100,000,000
				655,317,822

Federal National Mortgage Association (FNMA)–2.53%
Unsec. Global Notes	1.13%	04/27/2017	42,863	43,023,093
Unsec. Global Notes	5.00%	05/11/2017	60,000	61,821,216
Unsec. Global Notes(b)	0.51%	09/08/2017	35,000	34,965,363
Unsec. Global Notes(b)	0.51%	10/05/2017	112,815	112,760,395
Unsec. Notes(b)	0.52%	08/16/2017	50,000	49,990,348
				302,560,415

Overseas Private Investment Corp. (OPIC)–2.50%
Sec. Gtd. VRD COP Bonds(c)	0.56%	11/15/2028	100,000	100,000,000
Sr. Unsec. Gtd. VRD COP Bonds(c)	0.56%	02/15/2028	20,000	20,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.56%	09/15/2020	81,000	81,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.56%	07/15/2025	47,000	47,000,000
Unsec. Gtd. VRD COP Bonds(c)	0.58%	07/09/2026	51,000	51,000,000
				299,000,000
Total U.S. Government Sponsored Agency Securities (Cost $4,480,198,813)				4,480,198,813

U.S. Treasury Securities–12.21%
U.S. Treasury Bills–11.79%(a)
U.S. Treasury Bills	0.15%	09/01/2016	11,017	11,016,705
U.S. Treasury Bills	0.49%	09/01/2016	50,000	50,000,000
U.S. Treasury Bills	0.47%	09/29/2016	150,000	149,946,041
U.S. Treasury Bills	0.40%	02/02/2017	50,000	49,915,514
U.S. Treasury Bills	0.42%	02/09/2017	50,000	49,908,319
U.S. Treasury Bills	0.44%	02/16/2017	50,000	49,898,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills–(continued)
U.S. Treasury Bills	0.45%	02/16/2017	$100,000	$99,792,100
U.S. Treasury Bills	0.46%	02/16/2017	50,000	49,894,767
U.S. Treasury Bills	0.45%	02/23/2017	500,000	498,918,889
U.S. Treasury Bills	0.46%	02/23/2017	400,000	399,125,000
				1,408,415,835

U.S. Treasury Notes–0.42%
U.S. Treasury Floating Rate Notes(b)	0.50%	10/31/2017	50,000	49,984,132
Total U.S. Treasury Securities (Cost $1,458,399,967)				1,458,399,967
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.72% (Cost $5,938,598,780)				5,938,598,780

			Repurchase Amount
Repurchase Agreements–50.28%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2016, maturing value of $250,002,431 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $255,000,014; 1.50%-5.38%, 09/30/2019-06/20/2046)	0.35%	09/01/2016	100,000,972	100,000,000
Bank of Montreal, term agreement dated 08/11/2016, maturing value of $250,250,694 (collateralized by domestic agency mortgage-backed securities valued at $255,000,231; 3.00%-4.88%, 06/13/2018-07/01/2046)(e)	0.38%	11/14/2016	250,250,694	250,000,000
Bank of Nova Scotia (The), agreement dated 08/31/2016, maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.28%-5.00%, 11/01/2026-04/20/2046)	0.34%	09/01/2016	300,002,833	300,000,000
BNP Paribas Securities Corp., agreement dated 08/31/2016, maturing value of $1,035,010,637 (collateralized by U.S. Treasury obligations valued at $1,052,252,100; 0.13%-0.38%, 04/15/2021-07/15/2025)	0.37%	09/01/2016	1,035,010,637	1,035,000,000
BNP Paribas Securities Corp., term agreement dated 08/29/2016, maturing value of $100,008,000 (collateralized by U.S. Treasury obligations valued at $101,955,776; 1.38%, 05/31/2021)(e)	0.36%	09/06/2016	100,008,000	100,000,000
Citigroup Global Markets Inc., agreement dated 08/31/2016, maturing value of $250,002,292 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $255,000,840; 0%-6.25%, 05/11/2017-05/15/2029)	0.33%	09/01/2016	250,002,292	250,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 08/31/2016, maturing value of $350,003,208 (collateralized by a domestic agency mortgage-backed security and a U.S. Treasury obligation valued at $357,000,015; 3.50%-3.63%, 12/20/2042-08/15/2043)	0.33%	09/01/2016	350,003,208	350,000,000
Credit Agricole Corp. & Investment Bank, term agreement dated 08/25/2016, maturing value of $250,016,042 (collateralized by a U.S. Treasury obligation valued at $255,000,059; 0.75%, 02/28/2018)(e)	0.33%	09/01/2016	250,016,042	250,000,000
HSBC Securities (USA) Inc., agreement dated 08/31/2016, maturing value of $120,002,293 (collateralized by U.S. Treasury obligations valued at $122,269,843; 1.13%, 01/15/2021)	0.40%	09/01/2016	120,002,293	120,000,960
ING Financial Markets, LLC, agreement dated 08/31/2016, maturing value of $201,392,014 (collateralized by U.S. Treasury obligations valued at $205,477,255; 0.13%, 04/15/2021)	0.36%	09/01/2016	201,392,014	201,390,000
ING Financial Markets, LLC, term agreement dated 06/10/2016, maturing value of $30,035,200 (collateralized by a domestic agency mortgage-backed security valued at $30,600,620; 3.00%, 07/01/2046)(e)	0.48%	09/06/2016	30,035,200	30,000,000
ING Financial Markets, LLC, term agreement dated 07/12/2016, maturing value of $90,101,050 (collateralized by domestic agency mortgage-backed securities valued at $91,804,327; 3.00%-3.50%, 10/01/2028-05/01/2045)	0.43%	10/14/2016	90,101,050	90,000,000
ING Financial Markets, LLC, term agreement dated 08/02/2016, maturing value of $100,116,278 (collateralized by domestic agency mortgage-backed securities valued at $102,003,050; 2.05%-5.50%, 02/15/2038-08/01/2048)	0.46%	11/01/2016	100,116,278	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 08/24/2016, maturing value of $100,116,250 (collateralized by domestic agency mortgage-backed securities valued at $102,003,372; 3.00%-3.50%, 10/01/2025-10/01/2043)	0.45%	11/25/2016	$100,116,250	$100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 08/31/2016, maturing value of $100,000,944 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.50%-3.00%, 04/25/2044-02/25/2046)	0.34%	09/01/2016	100,000,944	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 08/31/2016, aggregate maturing value of $857,577,533 (collateralized by U.S. Treasury obligations valued at $874,721,327; 0.75%-1.38%, 09/30/2018-02/15/2044)	0.32%	09/01/2016	16,422,215	16,422,069
Prudential Insurance Co. of America, agreement dated 08/31/2016, maturing value of $161,520,455 (collateralized by U.S. Treasury obligations valued at $164,889,450; 0%, 11/15/2026-08/15/2039)	0.38%	09/01/2016	161,520,455	161,518,750
RBC Capital Markets Corp., joint term agreement dated 08/31/2016, aggregate maturing value of $560,000,000 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $571,200,080; 0.13%-8.00%, 11/01/2018-08/01/2046)(e)	0.30%	10/31/2016	435,000,000	435,000,000
Societe Generale, agreement dated 08/31/2016, maturing value of $149,998,498 (collateralized by U.S. Treasury obligations valued at $152,967,930; 2.25%, 11/15/2024)	0.38%	09/01/2016	149,998,498	149,996,914
Societe Generale, agreement dated 08/31/2016, maturing value of $375,005,001 (collateralized by U.S. Treasury obligations valued at $382,630,043; 1.38%, 05/31/2021)	0.38%	09/01/2016	375,005,001	375,001,043
Societe Generale, joint open agreement dated 07/13/2016, (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $591,600,000; 0%-7.50%, 06/30/2017-10/20/2064)(f)	0.30%	—	—	424,000,000
Societe Generale, term agreement dated 08/25/2016, maturing value of $325,025,030 (collateralized by U.S. Treasury obligations valued at $331,390,823; 2.38%, 08/15/2024)(e)	0.40%	09/01/2016	325,025,030	324,999,752
Wells Fargo Bank, N.A., joint agreement dated 08/31/2016, aggregate maturing value of $300,002,833 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00%-4.50%, 09/01/2035-06/01/2043)	0.34%	09/01/2016	171,474,041	171,472,422
Wells Fargo Securities, LLC, joint agreement dated 08/31/2016, aggregate maturing value of $550,005,194 (collateralized by domestic agency mortgage-backed securities valued at $561,000,001; 3.00%-8.50%, 01/25/2018-08/01/2046)	0.34%	09/01/2016	425,004,014	425,000,000
Wells Fargo Securities, LLC, term agreement dated 07/06/2016, maturing value of $145,148,625 (collateralized by U.S. Treasury obligations valued at $147,900,000; 0%-10.08%, 08/25/2020-04/15/2046)	0.41%	10/04/2016	145,148,625	145,000,000
Total Repurchase Agreements (Cost $6,004,801,910)				6,004,801,910
TOTAL INVESTMENTS(g)–100.00% (Cost $11,943,400,690)				11,943,400,690
OTHER ASSETS LESS LIABILITIES–(0.00)%				(136,063)
NET ASSETS–100.00%				$11,943,264,627

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–85.49%
U.S. Treasury Bills–77.03%(a)
U.S. Treasury Bills	0.15%	09/01/2016	$13,983	$13,983,295
U.S. Treasury Bills	0.26%	09/01/2016	10,000	10,000,000
U.S. Treasury Bills	0.27%	09/01/2016	3,000	3,000,000
U.S. Treasury Bills	0.44%	09/01/2016	2,000	2,000,000
U.S. Treasury Bills	0.49%	09/01/2016	2,000	2,000,000
U.S. Treasury Bills	0.27%	09/08/2016	12,000	11,999,370
U.S. Treasury Bills	0.48%	09/08/2016	2,000	1,999,815
U.S. Treasury Bills	0.28%	09/15/2016	15,000	14,998,396
U.S. Treasury Bills	0.28%	09/22/2016	15,000	14,997,576
U.S. Treasury Bills	0.25%	09/29/2016	5,000	4,999,047
U.S. Treasury Bills	0.26%	09/29/2016	10,000	9,998,009
U.S. Treasury Bills	0.27%	10/06/2016	5,000	4,998,712
U.S. Treasury Bills	0.31%	10/13/2016	3,000	2,998,947
U.S. Treasury Bills	0.40%	10/13/2016	2,000	1,999,083
U.S. Treasury Bills	0.30%	10/20/2016	5,000	4,997,965
U.S. Treasury Bills	0.32%	10/27/2016	5,000	4,997,550
U.S. Treasury Bills	0.28%	11/03/2016	5,000	4,997,550
U.S. Treasury Bills	0.46%	11/17/2016	2,000	1,998,073
U.S. Treasury Bills	0.31%	11/25/2016	5,000	4,996,399
U.S. Treasury Bills	0.33%	12/01/2016	10,000	9,991,658
U.S. Treasury Bills	0.41%	12/08/2016	3,000	2,996,693
U.S. Treasury Bills	0.39%	01/12/2017	5,000	4,992,870
U.S. Treasury Bills	0.44%	01/19/2017	3,000	2,994,983
U.S. Treasury Bills	0.44%	01/26/2017	3,000	2,994,733
U.S. Treasury Bills	0.40%	02/02/2017	5,000	4,991,551
U.S. Treasury Bills	0.45%	02/16/2017	2,000	1,995,837
U.S. Treasury Bills	0.55%	07/20/2017	2,000	1,990,251
				154,908,363

U.S. Treasury Notes–8.46%
U.S. Treasury Floating Rate Notes(b)	0.39%	10/31/2016	5,000	5,000,249
U.S. Treasury Floating Rate Notes(b)	0.42%	01/31/2017	5,000	5,001,455
U.S. Treasury Floating Rate Notes(b)	0.53%	04/30/2018	4,000	4,004,021
U.S. Treasury Floating Rate Notes(b)	0.51%	07/31/2018	3,000	2,999,653
				17,005,378
Total U.S. Treasury Securities (Cost $171,913,741)				171,913,741

U.S. Government Sponsored Agency Securities–24.48%
Federal Farm Credit Bank (FFCB)–3.45%
Unsec. Floating Rate Bonds(b)	0.54%	10/11/2016	4,085	4,084,674
Unsec. Floating Rate Bonds(b)	0.55%	02/13/2017	2,850	2,850,401
				6,935,075

Federal Home Loan Bank (FHLB)–21.03%
Unsec. Disc. Notes(a)	0.07%	09/01/2016	35,000	35,000,000
Unsec. Disc. Notes(a)	0.47%	11/02/2016	2,300	2,298,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Disc. Notes(a)	0.46%	11/16/2016	$2,000	$1,998,079
Unsec. Disc. Notes(a)	0.55%	11/18/2016	3,000	2,996,438
				42,292,655
Total U.S. Government Sponsored Agency Securities (Cost $49,227,730)				49,227,730
TOTAL INVESTMENTS(c)–109.97% (Cost $221,141,471)				221,141,471
OTHER ASSETS LESS LIABILITIES–(9.97)%				(20,050,904)
NET ASSETS–100.00%				$201,090,567

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

August 31, 2016

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.53%
Alabama–5.84%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.49%	07/01/2040	$11,100	$11,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.63%	04/01/2028	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.66%	04/01/2028	10,000	10,000,000
				31,100,000

Arizona–0.34%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.62%	04/15/2030	1,800	1,800,000

California–11.79%
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 C-2, Toll Bridge VRD RB (LOC–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(a)(b)(c)	0.56%	04/01/2047	1,000	1,000,000
California (State of) (Kindergarten University Public Education Facilities); Series 2004 B-3, VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(a)(b)	0.49%	05/01/2034	2,200	2,200,000
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.59%	12/01/2016	9,500	9,500,000
California (State of);
Series 2003 B-4, VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.62%	05/01/2033	4,200	4,200,000
Series 2009 A-9, VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.56%	05/01/2034	11,200	11,200,000
East Bay Regional Park District; Series 2013 A, Unlimited Tax GO Bonds	3.00%	09/01/2016	1,625	1,625,000
Irvine Ranch Water District (Improvement District Numbers 125, 225 and 240); Series 1993, VRD Special Assessment RB (LOC–U.S. Bank, N.A.)(a)(b)	0.50%	04/01/2033	5,000	5,000,000
Los Angeles (City of); Series 2016 B, TRAN	3.00%	06/29/2017	3,275	3,337,211
Orange (County of) Water District; Series 2003 A, VRD COP (LOC–Citibank, N.A.)(a)(b)	0.60%	08/01/2042	14,300	14,300,000
Riverside (City of); Series 2011 A, Ref. Floating Rate Water, RB(d)(e)	0.71%	10/01/2035	5,800	5,800,000
Southern California Metropolitan Water District; Series 2009 A-2,, Ref. Floating Rate RB(d)(e)	0.72%	07/01/2030	4,580	4,580,000
				62,742,211

Colorado–6.07%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	02/01/2031	1,525	1,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	07/01/2034	1,800	1,800,000
Colorado (State of) Educational Loan Program; Series 2016 A, TRAN	2.00%	06/29/2017	7,300	7,384,305
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.66%	02/01/2031	6,600	6,600,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.77%	03/01/2017	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.57%	07/01/2021	3,365	3,365,000
University of Colorado Hospital Authority; Series 2015 A, Ref. Floating Rate RB(d)(e)	0.81%	11/15/2046	4,550	4,550,000
				32,324,305

Delaware–0.49%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	09/01/2036	2,595	2,595,000

District of Columbia–0.78%
District of Columbia Housing Finance Agency (Park 7 at Minnesota Benning); Series 2012, VRD Multifamily Housing RB (CEP–FHLMC)(a)	0.61%	02/01/2046	2,785	2,785,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.81%	01/01/2029	1,357	1,357,000
				4,142,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–1.25%
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(f)(g)(h)	0.59%	04/01/2017	$2,275	$2,275,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.67%	11/01/2036	2,925	2,925,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	07/01/2037	1,478	1,478,000
				6,678,000

Georgia–3.01%
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	01/01/2020	900	900,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAC (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	08/01/2038	9,380	9,380,000
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.61%	09/01/2035	4,350	4,350,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	09/01/2020	1,400	1,400,000
				16,030,000

Illinois–5.58%
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(f)	0.65%	10/01/2017	300	300,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.58%	06/01/2040	3,195	3,195,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.59%	09/01/2024	400	400,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.75%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.59%	06/01/2029	2,300	2,300,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.61%	12/01/2046	8,300	8,300,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(f)	0.84%	06/01/2017	270	270,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.70%	01/01/2037	5,170	5,170,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–US Bank, N.A.)(a)(b)	0.59%	10/01/2033	99	99,000
Monmouth (City of) (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)	0.60%	06/01/2035	4,950	4,950,000
				29,684,000

Indiana–3.86%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.60%	08/01/2028	2,358	2,358,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.67%	08/01/2037	5,500	5,500,000
Indiana (State of) (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.67%	06/01/2035	10,000	10,000,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. Environmental VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.60%	10/01/2040	2,000	2,000,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.75%	10/01/2019	680	680,000
				20,538,000

Iowa–1.48%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.59%	05/01/2031	3,000	3,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Urbandale (City of) Iowa (Interstate Acres L.P.); Series 1994, Ref. VRD (LOC–FHLB of Des Moines)(a)(b)	0.60%	05/01/2017	$4,900	$4,900,000
				7,900,000

Louisiana–1.08%
East Baton Rouge (Parish of) (Exxon Corp.); Series 1993, Ref. VRD PCR(a)	0.57%	03/01/2022	5,750	5,750,000

Maryland–1.58%
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	07/01/2028	2,610	2,610,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(a)(b)	0.59%	04/01/2035	1,800	1,800,000
Prince George (County of); Series 2011 A, Consolidated Public Improvement Limited Tax GO Bonds	5.00%	09/15/2016	3,995	4,002,022
				8,412,022

Massachusetts–0.41%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.63%	10/01/2038	1,694	1,694,000
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB	5.00%	10/15/2016	500	502,678
				2,196,678

Michigan–0.86%
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	04/01/2022	4,600	4,600,000

Minnesota–2.13%
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	10/15/2033	1,175	1,175,000
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	04/01/2037	2,649	2,649,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.62%	01/01/2025	280	280,000
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.65%	11/15/2031	3,498	3,498,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	11/01/2035	1,250	1,250,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.59%	10/01/2033	2,475	2,475,000
				11,327,000

Missouri–0.71%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.61%	11/01/2037	1,125	1,125,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.67%	12/01/2019	1,060	1,060,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	11/15/2043	1,600	1,600,000
				3,785,000

Nevada–0.20%
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.63%	06/01/2039	1,080	1,080,000

New Hampshire–1.31%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.61%	09/01/2037	3,535	3,535,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.61%	07/01/2038	3,450	3,450,000
				6,985,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–0.12%
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.65%	02/01/2028	$620	$620,000

New York–12.03%
New York (City of) Municipal Water Finance Authority; Subseries 2011 A-1, VRD Water & Sewer System RB(a)	0.59%	06/15/2044	15,000	15,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.58%	11/01/2036	8,130	8,130,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 A, VRD RB (LOC–Bank of China)(a)(b)(c)	0.68%	11/01/2049	8,200	8,200,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.63%	11/01/2046	1,086	1,086,000
New York (State of) Housing Finance Agency, Manhattan West Residential Housing; Series 2014 A, VRD RB (LOC– Bank of China)(a)(b)(c)	0.68%	11/01/2049	9,600	9,600,000
New York City Housing Development Corp. (Crest (The)); Series 2005 A, VRD MFH RB (LOC–Landesbank Hessen-Thüringen)(a)(b)(c)	0.65%	12/01/2036	18,000	18,000,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(a)(b)(c)	0.62%	11/01/2032	4,000	4,000,000
				64,016,000

North Carolina–3.23%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.59%	01/15/2037	12,760	12,760,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.60%	06/01/2017	440	440,000
Raleigh-Durham Airport Authority; Series 2008 C, Ref. VRD (LOC–Royal Bank of Canada)(a)(b)(c)	0.58%	05/01/2036	4,000	4,000,000
				17,200,000

Ohio–3.60%
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.55%	12/01/2021	6,625	6,625,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	05/01/2026	8,300	8,300,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	06/01/2023	4,230	4,230,000
				19,155,000

Oregon–0.47%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.58%	08/01/2034	2,483	2,483,000

Pennsylvania–4.33%
Crawford (County of), Pennsylvania Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	11/01/2039	465	465,000
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.57%	03/01/2030	1,648	1,648,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.61%	03/01/2030	2,235	2,235,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.60%	10/15/2025	3,005	3,005,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.59%	09/01/2028	3,710	3,710,000
Montgomery (County of) Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	03/01/2032	1,005	1,005,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.60%	08/15/2031	4,611	4,611,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(f)	0.60%	05/01/2020	$1,550	$1,550,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.58%	05/01/2032	2,228	2,228,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.61%	11/01/2029	2,600	2,600,000
				23,057,000

South Carolina–1.42%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(f)	0.79%	07/01/2017	90	90,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.63%	11/01/2025	7,480	7,480,000
				7,570,000

Tennessee–1.69%
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Ascension Health Credit Group); Series 2001 B-1, VRD 7 Month Window RB(a)	0.83%	11/15/2031	9,000	9,000,000

Texas–8.28%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.58%	08/01/2035	14,320	14,320,000
Austin (City of); Series 2010, Ref. Public Improvement Limited Tax GO Bonds	5.00%	09/01/2016	2,450	2,450,000
Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.57%	02/15/2042	396	396,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.61%	01/01/2049	8,000	8,000,000
Port Author (Port of), Texas Navigation District (Texaco Inc.); Series 1994, Ref. VDR PCR(a)	0.58%	10/01/2024	1,700	1,700,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	04/01/2026	1,000	1,000,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.65%	11/15/2050	3,500	3,500,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.55%	08/01/2025	12,685	12,685,000
				44,051,000

Utah–7.85%
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC– Canadian Imperial Bank of Commerce)(a)(b)(c)	0.57%	11/01/2024	12,785	12,785,000
Murray (City of) (IHC Health Services, Inc.); Series 2005-B, Hospital VRD RB(a)	0.59%	05/15/2037	15,570	15,570,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.59%	09/01/2032	11,000	11,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.61%	04/01/2042	2,450	2,450,000
				41,805,000

Virginia–0.11%
Loudoun (County of) Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.58%	03/01/2038	394	394,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.62%	12/01/2019	200	200,000
				594,000

Washington–2.01%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.61%	07/01/2044	7,428	7,428,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.57%	04/01/2043	$792	$792,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.59%	09/15/2020	2,475	2,475,000
				10,695,000

West Virginia–2.63%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.63%	01/01/2034	14,000	14,000,000

Wisconsin–2.99%
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.58%	10/01/2042	855	855,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.65%	08/15/2034	1,592	1,592,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.69%	05/01/2030	13,445	13,445,000
				15,892,000
TOTAL INVESTMENTS(i)(j)–99.53% (Cost $529,807,216)				529,807,216
OTHER ASSETS LESS LIABILITIES–0.47%				2,498,102
NET ASSETS–100.00%				$532,305,318

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi–Family Housing

PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 10.5%; other countries less than 5% each: 15.3%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $10,542,000, which represented 1.98% of the Fund’s Net Assets.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
PNC Bank, N.A.	5.4%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$9,528,980,148	$1,751,620,371	$10,652,784,381	$5,938,598,780	$221,141,471	$529,807,216
Repurchase agreements, at value and cost	1,733,822,248	320,724,759	13,285,488,177	6,004,801,910	—	—
Total investments, at value and cost	11,262,802,396	2,072,345,130	23,938,272,558	11,943,400,690	221,141,471	529,807,216
Cash	7,284	590	—	—	—	1,277
Receivable for:
Investments sold	420,000	620,067	—	—	—	2,210,292
Interest	3,329,984	329,739	13,661,805	2,553,263	8,392	442,058
Fund expenses absorbed	183,438	84,761	180,196	199,267	9,818	27,282
Investment for trustee deferred compensation and retirement plans	3,390,148	964,866	2,005,414	909,473	122,127	343,386
Other assets	26,418	153,389	55,568	61,020	22,733	67,602
Total assets	11,270,159,668	2,074,498,542	23,954,175,541	11,947,123,713	221,304,541	532,899,113

Liabilities:
Payable for:
Investments purchased	41,140,000	—	1,149,051,575	—	19,989,667	—
Amount due custodian	—	—	28,496,803	—	—	—
Dividends	4,591,261	576,008	3,478,971	2,228,150	17,674	136,179
Accrued fees to affiliates	317,924	135,806	581,320	456,253	35,564	30,223
Accrued trustees’ and officer’s fees and benefits	43,255	8,576	37,909	14,539	4,461	4,502
Accrued operating expenses	164,852	44,468	118,244	88,561	28,760	29,960
Trustee deferred compensation and retirement plans	3,972,698	1,109,722	2,363,864	1,071,583	137,848	392,931
Total liabilities	50,229,990	1,874,580	1,184,128,686	3,859,086	20,213,974	593,795
Net assets applicable to shares outstanding	$11,219,929,678	$2,072,623,962	$22,770,046,855	$11,943,264,627	$201,090,567	$532,305,318

Net assets consist of:
Shares of beneficial interest	$11,216,737,622	$2,071,749,407	$22,769,907,200	$11,943,055,640	$201,106,267	$532,449,086
Undistributed net investment income	2,544,735	873,178	(21,274)	90,340	(12,543)	(104,955)
Undistributed net realized gain (loss)	647,321	1,377	160,929	118,647	(3,157)	(38,813)
	$11,219,929,678	$2,072,623,962	$22,770,046,855	$11,943,264,627	$201,090,567	$532,305,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$10,421,616,469	$1,607,866,876	$19,868,465,327	$10,716,759,718	$121,148,543	$450,791,616
Private Investment Class	$241,327,009	$141,060,919	$560,026,545	$340,873,577	$6,162,301	$24,467,875
Personal Investment Class	$29,248,873	$117,474,868	$122,821,746	$7,507,315	$2,607,936	$2,396,915
Cash Management Class	$250,642,740	$167,871,841	$403,423,763	$150,104,425	$31,389,622	$30,670,916
Reserve Class	$100,187,037	$21,474,330	$159,126,031	$315,886,191	$36,640,560	$21,535,157
Resource Class	$7,247,939	$16,866,467	$482,930,669	$95,688,965	$193,697	$2,410,772
Corporate Class	$169,659,611	$8,661	$1,173,252,774	$316,444,436	$2,947,908	$32,067

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	10,418,646,358	1,607,856,084	19,867,691,390	10,716,469,432	121,123,500	450,753,805
Private Investment Class	241,262,408	141,059,970	560,004,233	340,864,488	6,161,046	24,465,843
Personal Investment Class	29,241,289	117,474,079	122,816,314	7,507,109	2,607,398	2,396,710
Cash Management Class	250,561,787	167,870,713	403,407,200	150,101,377	31,386,742	30,668,351
Reserve Class	100,162,000	21,474,186	159,119,568	315,877,553	36,633,177	21,533,295
Resource Class	7,246,114	16,866,355	482,911,445	95,686,520	193,659	2,410,573
Corporate Class	169,617,163	8,660	1,173,207,880	316,435,870	2,943,821	32,064
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2016

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$97,023,640	$10,521,406	$45,771,710	$20,270,970	$453,811	$1,398,014

Expenses:
Advisory fees	29,921,521	3,951,862	22,331,528	6,083,349	356,867	1,449,627
Administrative services fees	2,374,789	694,531	2,256,398	1,249,788	62,757	218,127
Custodian fees	187,228	33,221	120,688	92,414	8,820	11,432
Distribution fees:
Private Investment Class	1,023,727	692,120	2,191,779	2,122,004	24,157	128,484
Personal Investment Class	517,084	783,713	975,648	96,858	22,678	18,445
Cash Management Class	293,621	346,729	3,735,084	191,153	43,233	40,725
Reserve Class	1,416,412	366,904	729,595	2,795,687	432,182	231,223
Resource Class	27,153	40,175	731,000	154,715	4,057	5,983
Corporate Class	464,640	23,965	444,357	186,931	781	2,553
Transfer agent fees	1,795,291	237,112	1,339,892	585,661	16,129	56,811
Trustees’ and officers’ fees and benefits	485,830	103,851	339,300	148,052	25,577	43,072
Registration and filing fees	120,547	89,413	127,445	161,437	77,432	80,068
Reports to shareholders	44,594	15,442	38,245	29,503	9,995	10,805
Professional services fees	319,232	89,443	228,076	197,864	56,427	58,645
Other	507,559	138,890	338,202	296,622	33,244	52,437
Total expenses	39,499,228	7,607,371	35,927,237	14,392,038	1,174,336	2,408,437
Less: Fees waived	(7,786,839)	(3,244,207)	(11,103,780)	(4,923,752)	(908,559)	(1,712,630)
Net expenses	31,712,389	4,363,164	24,823,457	9,468,286	265,777	695,807
Net investment income	65,311,251	6,158,242	20,948,253	10,802,684	188,034	702,207

Realized and unrealized gain from:
Net realized gain from Investment securities	647,321	1,377	223,426	118,647	15,288	5,988
Net increase in net assets resulting from operations	$65,958,572	$6,159,619	$21,171,679	$10,921,331	$203,322	$708,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2016 and 2015

	Liquid Assets Portfolio		STIC Prime Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$65,311,251	$14,869,394	$6,158,242	$2,593,491
Net realized gain	647,321	164,146	1,377	944
Net increase in net assets resulting from operations	65,958,572	15,033,540	6,159,619	2,594,435

Distributions to shareholders from net investment income:
Institutional Class	(59,772,506)	(14,147,500)	(4,848,718)	(1,854,672)
Private Investment Class	(183,013)	(30,767)	(213,182)	(132,350)
Personal Investment Class	(40,091)	(13,561)	(164,965)	(110,282)
Cash Management Class	(660,627)	(77,398)	(649,934)	(376,417)
Reserve Class	(87,134)	(14,433)	(53,243)	(18,513)
Resource Class	(15,089)	(12,035)	(32,359)	(20,138)
Corporate Class	(4,552,791)	(573,700)	(195,841)	(81,119)
Total distributions from net investment income	(65,311,251)	(14,869,394)	(6,158,242)	(2,593,491)

Share transactions–net:
Institutional Class	(5,553,230,110)	(2,640,861,091)	(156,797,441)	(148,752,146)
Private Investment Class	(42,171,998)	(61,736,842)	(21,155,334)	10,083,327
Personal Investment Class	(86,151,515)	(65,018,703)	(98,600)	(40,437,932)
Cash Management Class	(207,380,539)	(226,421,761)	(315,722,141)	29,823,610
Reserve Class	(56,031,914)	(23,801,101)	(28,926,016)	34,768,990
Resource Class	(65,429,204)	(62,863,904)	(2,843,872)	(12,328,636)
Corporate Class	(884,537,893)	383,540,344	(77,034,376)	17,489,399
Net increase (decrease) in net assets resulting from share transactions	(6,894,933,173)	(2,697,163,058)	(602,577,780)	(109,353,388)
Net increase (decrease) in net assets	(6,894,285,852)	(2,696,998,912)	(602,576,403)	(109,352,444)

Net assets:
Beginning of year	18,114,215,530	20,811,214,442	2,675,200,365	2,784,552,809
End of year*	$11,219,929,678	$18,114,215,530	$2,072,623,962	$2,675,200,365
* Includes accumulated undistributed net investment income	$2,544,735	$2,468,855	$873,178	$872,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2016 and 2015

	Treasury Portfolio		Government & Agency Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$20,948,253	$3,320,415	$10,802,684	$1,741,840
Net realized gain (loss)	223,426	(62,497)	118,647	116,517
Net increase in net assets resulting from operations	21,171,679	3,257,918	10,921,331	1,858,357

Distributions to shareholders from net investment income:
Institutional Class	(15,100,629)	(1,478,709)	(8,855,873)	(1,159,579)
Private Investment Class	(334,722)	(102,223)	(403,391)	(126,468)
Personal Investment Class	(86,109)	(29,788)	(10,692)	(12,667)
Cash Management Class	(3,039,766)	(1,317,452)	(218,373)	(167,941)
Reserve Class	(62,197)	(11,073)	(263,352)	(108,700)
Resource Class	(274,847)	(68,891)	(73,436)	(38,869)
Corporate Class	(2,049,983)	(312,279)	(977,567)	(127,616)
Total distributions from net investment income	(20,948,253)	(3,320,415)	(10,802,684)	(1,741,840)

Share transactions–net:
Institutional Class	12,017,922,118	369,868,233	6,496,754,225	891,380,297
Private Investment Class	98,893,095	(63,444,289)	(81,684,720)	75,509,267
Personal Investment Class	(39,231,210)	(350,960)	(29,659,491)	(3,981,249)
Cash Management Class	(4,900,693,362)	(2,293,402,486)	(72,740,853)	(247,006,196)
Reserve Class	123,516,873	(151,761,502)	8,359,709	(3,594,120)
Resource Class	158,444,863	(49,445,822)	(2,217,786)	(6,672,798)
Corporate Class	(597,367,186)	346,906,945	(314,733,978)	(28,642,460)
Net increase (decrease) in net assets resulting from share transactions	6,861,485,191	(1,841,629,881)	6,004,077,106	676,992,741
Net increase (decrease) in net assets	6,861,708,617	(1,841,692,378)	6,004,195,753	677,109,258

Net assets:
Beginning of year	15,908,338,238	17,750,030,616	5,939,068,874	5,261,959,616
End of year*	$22,770,046,855	$15,908,338,238	$11,943,264,627	$5,939,068,874
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$90,340	$(26,177)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2016 and 2015

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2016	2015	2016	2015
Operations:
Net investment income	$188,034	$152,172	$702,207	$320,850
Net realized gain	15,288	5,675	5,988	17,500
Net increase in net assets resulting from operations	203,322	157,847	708,195	338,350

Distributions to shareholders from net investment income:
Institutional Class	(78,969)	(109,398)	(628,540)	(243,361)
Private Investment Class	(5,685)	(5,768)	(18,929)	(14,944)
Personal Investment Class	(2,859)	(2,191)	(1,951)	(1,433)
Cash Management Class	(43,887)	(25,467)	(33,087)	(29,656)
Reserve Class	(51,534)	(1,334)	(16,951)	(13,465)
Resource Class	(2,214)	(3,530)	(1,923)	(2,416)
Corporate Class	(2,886)	(4,484)	(826)	(15,575)
Total distributions from net investment income	(188,034)	(152,172)	(702,207)	(320,850)

Share transactions–net:
Institutional Class	15,581,368	(22,147,472)	(5,243,578)	(68,021,232)
Private Investment Class	177,746	(9,595,904)	(6,001,459)	(3,807,802)
Personal Investment Class	652,387	(1,843,611)	(1,226,815)	(98,681)
Cash Management Class	(13,633,574)	(3,080,076)	(20,346,066)	(9,705,701)
Reserve Class	30,758,077	5,171,160	(239,848)	(5,865,164)
Resource Class	(2,177,935)	(1,336,302)	(2,115,602)	(989,440)
Corporate Class	(25,066,209)	(22,499,992)	(26,445,210)	(5,044,078)
Net increase (decrease) in net assets resulting from share transactions	6,291,860	(55,332,197)	(61,618,578)	(93,532,098)
Net increase (decrease) in net assets	6,307,148	(55,326,522)	(61,612,590)	(93,514,598)

Net assets:
Beginning of year	194,783,419	250,109,941	593,917,908	687,432,506
End of year*	$201,090,567	$194,783,419	$532,305,318	$593,917,908
* Includes accumulated undistributed net investment income	$(12,543)	$(9,046)	$(104,955)	$(104,955)

Notes to Financial Statements

August 31, 2016

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

37                         Short-Term Investments Trust

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in

38                         Short-Term Investments Trust

accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Effective June 1, 2016, under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

Prior to June 1, 2016, each Fund paid an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

For the year ended August 31, 2016, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.23%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

Effective June 1, 2016, the Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding

39                         Short-Term Investments Trust

certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government TaxAdvantage Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%
Prior to June 1, 2016, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2017. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the year ended August 31, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$5,891,063	$—
STIC Prime Portfolio	1,377,124	136,428
Treasury Portfolio	4,380,127	1,051,494
Government & Agency Portfolio	366,030	—
Government TaxAdvantage Portfolio	372,951	52,268
Tax-Free Cash Reserve Portfolio	447,337	874,026

Voluntary fee waivers for the year ended August 31, 2016 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$99,694	$211,318	N/A	$885,468	$4,198	N/A
STIC Prime Portfolio	287,187	484,316	$107,517	287,424	11,997	$5,732
Treasury Portfolio	979,421	631,990	1,208,001	573,618	242,773	112,460
Government & Agency Portfolio	939,890	63,603	60,777	2,215,417	57,951	59,311
Government TaxAdvantage Portfolio	11,416	16,201	20,655	359,416	2,471	433
Tax-Free Cash Reserve Portfolio	57,485	12,897	23,117	194,184	3,808	2,525

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

40                         Short-Term Investments Trust

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively. Effective July 1, 2016, distribution fees were permanently reduced and distribution fee waivers were terminated.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Prior to July 1, 2016, the Plan provided that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Prior to July 1, 2016, IDI had contractually agreed to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the year ended August 31, 2016, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$358,572	$124,296	$52,901	$159,329	N/A	N/A
STIC Prime Portfolio	253,431	178,993	64,721	42,478	$6,859	N/A
Treasury Portfolio	768,847	232,704	735,740	65,351	121,254	N/A
Government & Agency Portfolio	769,628	23,340	35,166	306,939	25,700	N/A
Government TaxAdvantage Portfolio	10,894	5,217	7,754	48,095	788	N/A
Tax-Free Cash Reserve Portfolio	58,747	4,268	7,326	25,844	1,066	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

41                         Short-Term Investments Trust

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$798,840,636	$826,006,989	$0
STIC Prime Portfolio	472,213,697	441,746,422	0
Tax-Free Cash Reserve Portfolio	873,485,609	929,294,504	0

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2016 and 2015:

	2016	2015
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$65,311,251	$14,869,394
STIC Prime Portfolio	6,158,242	2,593,491
Treasury Portfolio	20,948,253	3,320,415
Government & Agency Portfolio	10,802,684	1,741,840
Government TaxAdvantage Portfolio	188,034	152,172
Tax-Free Cash Reserve Portfolio	702,207	320,850

42                         Short-Term Investments Trust

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation) — Investments	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$7,374,505	$—	$(4,182,449)	$—	$11,216,737,622	$11,219,929,678
STIC Prime Portfolio	2,035,400	—	(1,160,845)	—	2,071,749,407	2,072,623,962
Treasury Portfolio	2,937,576	(306,340)	(2,491,581)	—	22,769,907,200	22,770,046,855
Government & Agency Portfolio	1,339,081	—	(1,130,094)	—	11,943,055,640	11,943,264,627
Government TaxAdvantage Portfolio	130,248	—	(142,789)	(3,159)	201,106,267	201,090,567
Tax-Free Cash Reserve Portfolio	305,509	—	(410,463)	(38,814)	532,449,086	532,305,318

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2016 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Government TaxAdvantage Portfolio	$—	$—	$3,159	$—	$3,159
Tax-Free Cash Reserve Portfolio	8,740	30,074	—	—	38,814

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2016
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Treasury Portfolio	$23,938,578,898	$—	$(306,340)	$(306,340)

*	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2016 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Liquid Assets Portfolio	$75,880	$(75,880)	$—
STIC Prime Portfolio	944	(944)	—
Treasury Portfolio	—	—	—
Government & Agency Portfolio	116,517	(116,517)	—
Government TaxAdvantage Portfolio	(3,497)	—	3,497
Tax-Free Cash Reserve Portfolio	—	—	—

43                         Short-Term Investments Trust

NOTE 10—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	206,922,537,697	$206,922,537,697	285,396,098,619	$285,396,098,619
Private Investment Class	1,086,367,896	1,086,367,896	1,434,632,883	1,434,632,883
Personal Investment Class	147,332,561	147,332,561	538,543,116	538,543,116
Cash Management Class	3,527,556,735	3,527,556,735	4,326,518,141	4,326,518,141
Reserve Class	312,834,642	312,834,642	1,016,989,736	1,016,989,736
Resource Class	54,658,208	54,658,208	459,622,836	459,622,836
Corporate Class	12,789,032,744	12,789,032,744	5,521,655,244	5,521,655,244

Issued as reinvestment of dividends:
Institutional Class	16,030,218	16,030,218	3,973,048	3,973,048
Private Investment Class	51,160	51,160	8,279	8,279
Personal Investment Class	33,213	33,213	11,639	11,639
Cash Management Class	325,885	325,885	31,257	31,257
Reserve Class	78,372	78,372	14,378	14,378
Resource Class	14,018	14,018	12,396	12,396
Corporate Class	699,998	699,998	225,681	225,681

Reacquired:
Institutional Class	(212,491,798,025)	(212,491,798,025)	(288,040,932,758)	(288,040,932,758)
Private Investment Class	(1,128,591,054)	(1,128,591,054)	(1,496,378,004)	(1,496,378,004)
Personal Investment Class	(233,517,289)	(233,517,289)	(603,573,458)	(603,573,458)
Cash Management Class	(3,735,263,159)	(3,735,263,159)	(4,552,971,159)	(4,552,971,159)
Reserve Class	(368,944,928)	(368,944,928)	(1,040,805,215)	(1,040,805,215)
Resource Class	(120,101,430)	(120,101,430)	(522,499,136)	(522,499,136)
Corporate Class	(13,674,270,635)	(13,674,270,635)	(5,138,340,581)	(5,138,340,581)
Net increase (decrease) in share activity	(6,894,933,173)	$(6,894,933,173)	(2,697,163,058)	$(2,697,163,058)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 24% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

44                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	4,966,861,188	$4,966,861,188	5,941,737,037	$5,941,737,037
Private Investment Class	1,446,777,172	1,446,777,172	1,211,080,589	1,211,080,589
Personal Investment Class	677,491,586	677,491,586	1,182,870,259	1,182,870,259
Cash Management Class	2,194,654,168	2,194,654,168	3,144,474,982	3,144,474,982
Reserve Class	400,019,801	400,019,801	210,463,689	210,463,689
Resource Class	96,121,190	96,121,190	64,359,363	64,359,363
Corporate Class	518,160,731	518,160,731	1,149,830,507	1,149,830,507

Issued as reinvestment of dividends:
Institutional Class	1,393,044	1,393,044	454,008	454,008
Private Investment Class	78,349	78,349	56,232	56,232
Personal Investment Class	70,680	70,680	68,043	68,043
Cash Management Class	217,106	217,106	71,815	71,815
Reserve Class	50,303	50,303	14,807	14,807
Resource Class	25,322	25,322	16,256	16,256
Corporate Class	148,537	148,537	71,730	71,730

Reacquired:
Institutional Class	(5,125,051,673)	(5,125,051,673)	(6,090,943,191)	(6,090,943,191)
Private Investment Class	(1,468,010,855)	(1,468,010,855)	(1,201,053,494)	(1,201,053,494)
Personal Investment Class	(677,660,866)	(677,660,866)	(1,223,376,234)	(1,223,376,234)
Cash Management Class	(2,510,593,415)	(2,510,593,415)	(3,114,723,187)	(3,114,723,187)
Reserve Class	(428,996,120)	(428,996,120)	(175,709,506)	(175,709,506)
Resource Class	(98,990,384)	(98,990,384)	(76,704,255)	(76,704,255)
Corporate Class	(595,343,644)	(595,343,644)	(1,132,412,838)	(1,132,412,838)
Net increase (decrease) in share activity	(602,577,780)	$(602,577,780)	(109,353,388)	$(109,353,388)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

45                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	37,473,899,000	$37,473,899,000	16,766,462,244	$16,766,462,244
Private Investment Class	1,884,005,414	1,884,005,414	1,901,290,280	1,901,290,280
Personal Investment Class	980,594,144	980,594,144	1,101,975,367	1,101,975,367
Cash Management Class	14,484,295,170	14,484,295,170	26,793,251,842	26,793,251,842
Reserve Class	316,250,840	316,250,840	109,204,351	109,204,351
Resource Class	575,238,582	575,238,582	329,636,954	329,636,954
Corporate Class	20,782,139,048	20,782,139,048	18,168,487,688	18,168,487,688

Issued as reinvestment of dividends:
Institutional Class	5,368,737	5,368,737	922,038	922,038
Private Investment Class	43,130	43,130	15,296	15,296
Personal Investment Class	76,479	76,479	26,774	26,774
Cash Management Class	266,775	266,775	60,767	60,767
Reserve Class	50,478	50,478	7,169	7,169
Resource Class	52,190	52,190	8,488	8,488
Corporate Class	1,013,151	1,013,151	132,198	132,198

Reacquired:
Institutional Class	(25,461,345,619)	(25,461,345,619)	(16,397,516,049)	(16,397,516,049)
Private Investment Class	(1,785,155,449)	(1,785,155,449)	(1,964,749,865)	(1,964,749,865)
Personal Investment Class	(1,019,901,833)	(1,019,901,833)	(1,102,353,101)	(1,102,353,101)
Cash Management Class	(19,385,255,307)	(19,385,255,307)	(29,086,715,095)	(29,086,715,095)
Reserve Class	(192,784,445)	(192,784,445)	(260,973,022)	(260,973,022)
Resource Class	(416,845,909)	(416,845,909)	(379,091,264)	(379,091,264)
Corporate Class	(21,380,519,385)	(21,380,519,385)	(17,821,712,941)	(17,821,712,941)
Net increase (decrease) in share activity	6,861,485,191	$6,861,485,191	(1,841,629,881)	$(1,841,629,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

46                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	54,569,434,166	$54,569,434,166	37,416,050,435	$37,416,050,435
Private Investment Class	1,458,232,071	1,458,232,071	2,115,905,376	2,115,905,376
Personal Investment Class	71,882,635	71,882,635	134,224,028	134,224,028
Cash Management Class	2,062,748,073	2,062,748,073	5,837,371,862	5,837,371,862
Reserve Class	713,745,281	713,745,281	699,303,942	699,303,942
Resource Class	678,959,358	678,959,358	1,554,415,700	1,554,415,700
Corporate Class	3,670,809,701	3,670,809,701	4,660,748,011	4,660,748,011

Issued as reinvestment of dividends:
Institutional Class	1,972,829	1,972,829	199,188	199,188
Private Investment Class	116,496	116,496	37,056	37,056
Personal Investment Class	—	—	6	6
Cash Management Class	59,978	59,978	33,044	33,044
Reserve Class	149,381	149,381	67,656	67,656
Resource Class	16,833	16,833	13,926	13,926
Corporate Class	458,600	458,600	55,261	55,261

Reacquired:
Institutional Class	(48,074,652,770)	(48,074,652,770)	(36,524,869,326)	(36,524,869,326)
Private Investment Class	(1,540,033,287)	(1,540,033,287)	(2,040,433,165)	(2,040,433,165)
Personal Investment Class	(101,542,126)	(101,542,126)	(138,205,283)	(138,205,283)
Cash Management Class	(2,135,548,904)	(2,135,548,904)	(6,084,411,102)	(6,084,411,102)
Reserve Class	(705,534,953)	(705,534,953)	(702,965,718)	(702,965,718)
Resource Class	(681,193,977)	(681,193,977)	(1,561,102,424)	(1,561,102,424)
Corporate Class	(3,986,002,279)	(3,986,002,279)	(4,689,445,732)	(4,689,445,732)
Net increase in share activity	6,004,077,106	$6,004,077,106	676,992,741	$676,992,741

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 29% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

47                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	475,968,821	$475,968,821	368,612,267	$368,612,267
Private Investment Class	9,868,856	9,868,856	71,398,479	71,398,479
Personal Investment Class	11,195,355	11,195,355	8,341,042	8,341,042
Cash Management Class	37,314,802	37,314,802	87,930,861	87,930,861
Reserve Class	142,035,205	142,035,205	14,172,451	14,172,451
Resource Class	196	196	17,934,744	17,934,744
Corporate Class	14,372,709	14,372,709	187,300,005	187,300,005

Issued as reinvestment of dividends:
Institutional Class	43,479	43,479	84,605	84,605
Private Investment Class	2,495	2,495	3,065	3,065
Cash Management Class	42,181	42,181	24,731	24,731
Reserve Class	48,377	48,377	1,197	1,197
Resource Class	2,027	2,027	3,214	3,214
Corporate Class	3,097	3,097	4,203	4,203

Reacquired:
Institutional Class	(460,430,932)	(460,430,932)	(390,844,344)	(390,844,344)
Private Investment Class	(9,693,605)	(9,693,605)	(80,997,448)	(80,997,448)
Personal Investment Class	(10,542,968)	(10,542,968)	(10,184,653)	(10,184,653)
Cash Management Class	(50,990,557)	(50,990,557)	(91,035,668)	(91,035,668)
Reserve Class	(111,325,505)	(111,325,505)	(9,002,488)	(9,002,488)
Resource Class	(2,180,158)	(2,180,158)	(19,274,260)	(19,274,260)
Corporate Class	(39,442,015)	(39,442,015)	(209,804,200)	(209,804,200)
Net increase (decrease) in share activity	6,291,860	$6,291,860	(55,332,197)	$(55,332,197)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

48                         Short-Term Investments Trust

NOTE 10—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2016(a)		2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,024,153,591	$1,024,153,591	1,022,223,755	$1,022,223,755
Private Investment Class	41,102,729	41,102,729	48,653,591	48,653,591
Personal Investment Class	2,880,498	2,880,498	5,529,842	5,529,842
Cash Management Class	51,239,007	51,239,007	85,609,129	85,609,129
Reserve Class	53,662,145	53,662,145	57,041,089	57,041,089
Resource Class	80,556	80,556	2,830,839	2,830,839
Corporate Class	1,175,406	1,175,406	—	—

Issued as reinvestment of dividends:
Institutional Class	70,780	70,780	35,799	35,799
Private Investment Class	15,014	15,014	13,990	13,990
Personal Investment Class	11	11	651	651
Cash Management Class	13,782	13,782	13,598	13,598
Reserve Class	14,449	14,449	13,480	13,480
Resource Class	1,634	1,634	2,430	2,430
Corporate Class	1,040	1,040	15,648	15,648

Reacquired:
Institutional Class	(1,029,467,949)	(1,029,467,949)	(1,090,280,786)	(1,090,280,786)
Private Investment Class	(47,119,202)	(47,119,202)	(52,475,383)	(52,475,383)
Personal Investment Class	(4,107,324)	(4,107,324)	(5,629,174)	(5,629,174)
Cash Management Class	(71,598,855)	(71,598,855)	(95,328,428)	(95,328,428)
Reserve Class	(53,916,442)	(53,916,442)	(62,919,733)	(62,919,733)
Resource Class	(2,197,792)	(2,197,792)	(3,822,709)	(3,822,709)
Corporate Class	(27,621,656)	(27,621,656)	(5,059,726)	(5,059,726)
Net increase (decrease) in share activity	(61,618,578)	$(61,618,578)	(93,532,098)	$(93,532,098)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 11—Financial Highlights

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.15%	$7,248	0.32	%(c)	0.38	%(c)	0.17	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	72,686	0.21		0.37		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	135,553	0.19		0.37		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	68,809	0.25		0.37		0.01
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	141,085	0.27		0.38		0.02
STIC Prime Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	16,866	0.25	(c)	0.40	(c)	0.15	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	19,710	0.07		0.39		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	32,039	0.06		0.39		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,011	0.12		0.39		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	54,461	0.15		0.40		0.05
Treasury Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	482,931	0.24	(c)	0.37	(c)	0.07	(c)
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	324,480	0.06		0.37		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	373,928	0.04		0.37		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	328,396	0.09		0.38		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	276,388	0.08		0.38		0.02
Government & Agency Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.10	95,689	0.23	(c)	0.34	(c)	0.10	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	97,907	0.08		0.33		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	104,579	0.06		0.33		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	144,337	0.11		0.34		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	150,944	0.10		0.33		0.03
Government TaxAdvantage Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	194	0.16	(c)	0.56	(c)	0.09	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	2,372	0.00		0.53		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,708	0.02		0.49		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,191	0.06		0.40		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	11,920	0.07		0.42		0.02
Tax-Free Cash Reserve Portfolio
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	2,411	0.14	(c)	0.51	(c)	0.08	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	4,526	0.03		0.51		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,516	0.04		0.50		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	8,295	0.10		0.50		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	28,357	0.13		0.50		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $13,576, $20,822, $381,091, $80,634, $2,043 and $3,073 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

50                         Short-Term Investments Trust

NOTE 12—Subsequent Event

On July 23, 2014, the SEC amended certain regulations under the 1940 Act (“Amendments”) that govern the operation of registered money market funds. The Amendments, in effect, created three categories of money market funds: institutional funds offered primarily to institutions, retail funds offered primarily to natural persons, and government funds offered to both institutions and natural persons that invest primarily in U.S. government securities. The Board of Trustees of the Funds (the “Board”) approved the changes to the Funds listed below, which will become effective on or before October 12, 2016.

Under the Amendments, Liquid Assets Portfolio and STIC Prime Portfolio, both “institutional” money market funds, are required to price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. Liquid Assets Portfolio’s and STIC Prime Portfolio’s floating NAVs will be rounded to four decimal places (e.g., $1.0000).

Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio, all “government” money market funds, and Tax-Free Cash Reserve Portfolio, a “retail” money market fund, will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio are required to invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements collateralized solely by cash and/or U.S. government securities.

Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio have the ability to impose a liquidity fee of up to 2% on redemptions and/or temporarily suspend redemptions for up to 10 days (“redemption gate”) in the event that weekly liquid assets fall below a designated threshold. The Board has adopted procedures to implement liquidity fees and redemption gates for Liquid Assets Portfolio, STIC Prime Portfolio, and Tax-Free Cash Reserve Portfolio in this circumstance.

Further, the Board recently approved changes to the Government TaxAdvantage Portfolio’s investment strategies to reposition the Fund as a Treasury-only portfolio, including changing the Fund’s name to “Treasury Obligations Portfolio.” These changes are scheduled to take effect on or about November 4, 2016.

In addition, Liquid Assets Portfolio declared the following dividends from short term capital gains, which was payable to all share classes, subsequent to August 31, 2016:

Declaration Date	Amount per Share	Record Date	Payable Date
September 12, 2016	$0.00036112	September 12, 2016	September 13, 2016
October 7, 2016	$0.00016120	October 7, 2016	October 11, 2016

51                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Resource Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Resource Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trusts”) at August 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and each of the Resource Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 24, 2016

Houston, Texas

52                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2016 through August 31, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Resource Class	Beginning Account Value (03/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/16)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/16)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,001.10	$1.76	$1,023.38	$1.78	0.35%
STIC Prime Portfolio	1,000.00	1,001.00	1.56	1,023.58	1.58	0.31
Treasury Portfolio	1,000.00	1,000.50	1.46	1,023.68	1.48	0.29
Government & Agency Portfolio	1,000.00	1,000.70	1.46	1,023.68	1.48	0.29
Government TaxAdvantage Portfolio	1,000.00	1,000.60	0.91	1,024.23	0.92	0.18
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.50	1.26	1,023.88	1.27	0.25

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2016, through August 31, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

53                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio’s (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts). During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of each Fund.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the

54                         Short-Term Investments Trust

fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

55                         Short-Term Investments Trust

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was below the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was above the rate of one such mutual fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2016 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted

56                         Short-Term Investments Trust

that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but each fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers

Government Taxadvantage Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Liquid Assets Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco

Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that in the current low yield environment Invesco Advisers and its subsidiaries did not make a profit from managing each Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

57                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2016:

Federal and State Income Tax
	Long-Term Capital Gain Distributions	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividend*
Liquid Assets Portfolio	$532	0.00%	0.00%	0.00%	0.00%
STIC Prime Portfolio	—	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	—	0.00%	0.00%	44.50%	0.00%
Government & Agency Portfolio	—	0.00%	0.00%	7.13%	0.00%
Government TaxAdvantage Portfolio	—	0.00%	0.00%	32.82%	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%	0.00%	0.00%	100%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$75,349	0.00%
STIC Prime Portfolio	944	0.00%
Treasury Portfolio	—	100%
Government & Agency Portfolio	116,517	100%
Government TaxAdvantage Portfolio	—	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

58                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US) Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			147	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent) Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, Invesco Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as Invesco Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			147	None

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute	147	ALPS (Attorneys Liability Protection Society) (insurance company) and Globe Specialty Metals, Inc. (metallurgical company); Member of the Audit Committee, Ferroglobe PLC and Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	147	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office/private equity investments) Formerly: Chairman of the Board, Denver Film Society, Chairman of the Board of Trustees, Evans Scholarship Foundation; Chairman, Board of Governors, Western Golf Association	147	Trustee, Evans Scholarship Foundation
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including Nature’s Sunshine Products, Inc.

Formerly: Director, The Boss Group, Ltd. and Reich & Tang Funds (5 portfolios) (registered investment company); Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			147	Director of Nature’s Sunshine Products, Inc.
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	147	None
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University and Director, Arvest Bank	147	Director of Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	147	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	147	None
Raymond Stickel, Jr. — 1944 Trustee	2006	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	147	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor and Executive-in-Residence, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	147	None

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Suzanne H. Woolsey — 1941 Trustee	2014	Retired. Formerly: Chief Executive Officer of Woolsey Partners LLC	147	Director, SunShare LLC; Trustee, Ocean Conservancy; Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses and of Colorado College; Trustee, Chair, Business and Finance Committee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010, Trustee of the Rocky Mountain Institute
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	1999

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Managing Director, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Karen Dunn Kelley — 1960 Senior Vice President	1989

Senior Managing Director, Investments, Invesco Ltd.; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman and Director, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Senior Vice President, The Invesco Funds

Formerly: Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Asset Management (Bermuda) Ltd., Director, INVESCO Global Asset Management DAC (formerly known as INVESCO Global Asset Management Limited) and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco AIM Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco PowerShares Capital Management LLC, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.	N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-4 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. PricewaterhouseCoopers LLP has communicated that the circumstances which called into question its independence under the Loan Rule with respect to the audits of the Funds are consistent with the circumstances described in the no action letter. PricewaterhouseCoopers LLP also concluded that its objectivity and impartiality was not impaired with respect to the planning for and execution of the Funds’ audits and that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP have concluded that PricewaterhouseCoopers LLP can continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex intends to rely upon the no-action letter.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund will need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

(a) to (d)

Fees Billed by PWC Related to the Registrant

PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2016	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2016 Pursuant to Waiver of Pre-Approval Requirement(1)	Fees Billed for Services Rendered to the Registrant for fiscal year end 2015	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2015 Pursuant to Waiver of Pre-Approval Requirement(1)

Audit Fees	$115,200	N/A	$111,900	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$26,300	0%	$27,600	0%
All Other Fees	$0	0%	$0	0%

Total Fees	$141,500	0%	$139,500	0%

(g) PWC billed the Registrant aggregate non-audit fees of $26,300 for the fiscal year ended 2016, and $27,600 for the fiscal year ended 2015, for non-audit services rendered to the Registrant.

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.
(2)	Tax fees for the fiscal year end August 31, 2016 includes fees billed for reviewing tax returns and/or services related to tax compliance. Tax fees for fiscal year end August 31, 2015 includes fees billed for reviewing tax returns and/or services related to tax compliance.

Fees Billed by PWC Related to Invesco and Invesco Affiliates

PWC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2016 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2016 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2015 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2015 Pursuant to Waiver of Pre- Approval Requirement(1)

Audit-Related Fees	$635,000	0%	$574,000	0%
Tax Fees	$0	0%	$0	0%
All Other Fees	$2,731,000	0%	$2,600,000	0%

Total Fees(2)	$3,366,000	0%	$3,174,000	0%

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco and Invesco Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.
(2)	Audit-Related fees for the year end 2016 include fees billed related to reviewing controls at a service organization. Audit-Related fees for the year end 2015 include fees billed related to reviewing controls at a service organization.

All other fees for the year end 2016 include fees billed related to the identification of structural and organizational alternatives, informed by industry practices, for certain of the company’s administrative activities and functions. All other fees for the year end 2015 include fees billed related to reviewing the operating effectiveness of strategic projects.

(g) Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed Invesco and Invesco Affiliates aggregate non-audit fees of $5,633,000 for the fiscal year ended August 31, 2016, and $7,225,000 for the fiscal year ended August 31, 2015, for non-audit services rendered to Invesco and Invesco Affiliates.

PWC provided audit services to the Investment Company complex of approximately $21 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence.

(f) Not applicable.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended May 4, 2016

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval. These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

[1]	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds. Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee may from time to time delegate specific pre-approval authority to its Chair and/or Vice Chair, so that the Chair or, in his or her absence, Vice Chair may grant specific pre-approval for audit and non-audit services by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement between Audit Committee meetings. Any such delegation shall be reflected in resolutions adopted by the Audit Committee and may include such limitations as to dollar amount(s) and/or scope of service(s) as the Audit Committee may choose to impose. Any such delegation shall not preclude the Chair or Vice Chair from declining, on a case by case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000 and any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000 must be pre-approved by the Audit Committee and may not be delegated to the Chair or Vice Chair.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

•	Management functions;

•	Human resources;

•	Broker-dealer, investment adviser, or investment banking services;

•	Legal services;

•	Expert services unrelated to the audit;

•	Any service or product provided for a contingent fee or a commission;

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;

•	Tax services for persons in financial reporting oversight roles at the Fund; and

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client;

•	Financial information systems design and implementation;

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

•	Actuarial services; and

•	Internal audit outsourcing services.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 4, 2016

EXHIBIT INDEX

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.